GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.6%
Automobiles & Components — 1.5%
American Axle & Manufacturing Holdings, Inc.*	55,449	$ 517,339
Aptiv PLC (Jersey)*	4,975	820,626
Ford Motor Co.(a)	140,232	2,912,619
General Motors Co.(a)*	60,205	3,529,819
Gentherm, Inc.*	1,694	147,209
Tenneco, Inc., Class A*	38,303	432,824
Thor Industries, Inc.	2,418	250,916
Visteon Corp.*	1,204	133,812
		8,745,164
Capital Goods — 8.6%
3M Co.(a)	14,964	2,658,055
A.O. Smith Corp.	7,807	670,231
AAR Corp.*	3,639	142,030
AECOM	477	36,896
Aerojet Rocketdyne Holdings, Inc.	2,254	105,397
Allegion PLC (Ireland)	2,591	343,152
Apogee Enterprises, Inc.	2,247	108,193
Applied Industrial Technologies, Inc.	2	205
Armstrong World Industries, Inc.	999	116,004
Atkore, Inc.*	15,158	1,685,418
Beacon Roofing Supply, Inc.*	1,829	104,893
Boise Cascade Co.	18,383	1,308,870
Builders FirstSource, Inc.*	5,640	483,404
Caterpillar, Inc.	7,297	1,508,582
Crane Co.	6,554	666,738
Cummins, Inc.	1,731	377,600
Curtiss-Wright Corp.	990	137,283
Deere & Co.(a)	3,937	1,349,958
Dover Corp.	6,573	1,193,657
Eaton Corp. PLC (Ireland)	16,063	2,776,008
EMCOR Group, Inc.	391	49,809
Emerson Electric Co.(a)	11,713	1,088,958
Encore Wire Corp.	6,133	877,632
EnPro Industries, Inc.	16	1,761
Fastenal Co.	3,014	193,077
Federal Signal Corp.	506	21,930
General Dynamics Corp.	10,638	2,217,704
Gorman-Rupp Co. (The)	61	2,718
GrafTech International Ltd.	12,259	145,024
Granite Construction, Inc.	5,094	197,138
Herc Holdings, Inc.	467	73,109
Hexcel Corp.*	4,998	258,896
Hillenbrand, Inc.	2,247	116,822
Honeywell International, Inc.	3,309	689,960
Howmet Aerospace, Inc.	30,563	972,820
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Ingersoll Rand, Inc.	20,928	$ 1,294,815
Johnson Controls International PLC (Ireland)	18,411	1,496,998
Kennametal, Inc.	9,924	356,371
L3Harris Technologies, Inc.	4,786	1,020,567
Lockheed Martin Corp.(a)	4,874	1,732,268
Masco Corp.	10,579	742,857
Middleby Corp. (The)*	130	25,579
Mueller Industries, Inc.	4,366	259,166
MYR Group, Inc.*	487	53,838
Nordson Corp.	1,647	420,430
Northrop Grumman Corp.(a)	3,593	1,390,743
NOW, Inc.*	34,881	297,884
Oshkosh Corp.	8,986	1,012,812
Otis Worldwide Corp.	9,907	862,603
Owens Corning	22,158	2,005,299
Parker-Hannifin Corp.	1,059	336,889
Pentair PLC (Ireland)	14,530	1,061,126
Quanta Services, Inc.	1,632	187,125
RBC Bearings, Inc.*	857	173,088
Regal Rexnord Corp.	3,643	619,966
Resideo Technologies, Inc.*	23,521	612,252
Shyft Group, Inc. (The)	3,868	190,035
Snap-on, Inc.	3,867	832,874
SPX Corp.*	2,650	158,152
SPX FLOW, Inc.	1,083	93,658
Stanley Black & Decker, Inc.	525	99,026
Terex Corp.	10,597	465,738
Textron, Inc.	7,834	604,785
Toro Co. (The)	2,165	216,305
Trane Technologies PLC (Ireland)	786	158,796
TransDigm Group, Inc.*	1,830	1,164,392
Trex Co., Inc.*	14,169	1,913,240
Veritiv Corp.*	1,121	137,401
Vicor Corp.*	926	117,583
Watsco, Inc.	1,773	554,736
WESCO International, Inc.*	3,700	486,883
Westinghouse Air Brake Technologies Corp.	2,713	249,894
WillScot Mobile Mini Holdings Corp.*	30,328	1,238,596
Woodward, Inc.	3,992	436,964
WW Grainger, Inc.	1,950	1,010,568
Zurn Water Solutions Corp.	19,261	701,100
		49,473,334
Commercial & Professional Services — 1.7%
ABM Industries, Inc.	5,360	218,956

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ASGN, Inc.*	1,830	$ 225,822
Booz Allen Hamilton Holding Corp.	7,277	617,017
Brady Corp., Class A	1,939	104,512
Brink's Co. (The)	5,680	372,438
Cimpress PLC (Ireland)*	176	12,603
Cintas Corp.	1	443
Clean Harbors, Inc.*	4,626	461,536
Copart, Inc.*	8,260	1,252,381
CoreCivic, Inc.*	13,855	138,134
Exponent, Inc.	10	1,167
Forrester Research, Inc.*	9	529
ICF International, Inc.	215	22,048
Jacobs Engineering Group, Inc.	5,565	774,815
Korn Ferry	6,220	471,041
Leidos Holdings, Inc.	446	39,650
ManpowerGroup, Inc.	1,300	126,529
Nielsen Holdings PLC (United Kingdom)	66,681	1,367,627
Republic Services, Inc.	6,956	970,014
Ritchie Bros Auctioneers, Inc. (Canada)	5,805	355,324
Robert Half International, Inc.	8,371	933,534
Science Applications International Corp.	3,556	297,246
Tetra Tech, Inc.	1,714	291,037
Thomson Reuters Corp. (Canada)	1,259	150,602
TriNet Group, Inc.*	2,329	221,861
Verisk Analytics, Inc.	825	188,702
Waste Management, Inc.	226	37,719
		9,653,287
Consumer Durables & Apparel — 2.3%
Acushnet Holdings Corp.	3,669	194,751
Capri Holdings Ltd. (British Virgin Islands)*	4,628	300,404
Cavco Industries, Inc.*	143	45,424
Crocs, Inc.*	1,253	160,660
DR Horton, Inc.	12,276	1,331,332
Garmin Ltd. (Switzerland)	3,306	450,178
G-III Apparel Group Ltd.*	8,624	238,367
GoPro, Inc., Class A*	43,759	451,155
Hanesbrands, Inc.	7,313	122,273
Hasbro, Inc.	12,027	1,224,108
Kontoor Brands, Inc.	868	44,485
Levi Strauss & Co., Class A	7,546	188,876
Mattel, Inc.*	2,895	62,416
Mohawk Industries, Inc.*	5,801	1,056,826
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	13,712	$ 299,470
NIKE, Inc., Class B	8,914	1,485,696
NVR, Inc.*	10	59,089
PulteGroup, Inc.	695	39,726
PVH Corp.	2,511	267,798
Ralph Lauren Corp.	2,520	299,527
Skyline Champion Corp.*	12,066	952,973
Smith & Wesson Brands, Inc.	30,072	535,282
Steven Madden Ltd.	7,011	325,801
Sturm Ruger & Co., Inc.	6,465	439,749
Tapestry, Inc.	7,023	285,134
Tempur Sealy International, Inc.	7,456	350,656
Under Armour, Inc., Class C*	32,572	587,599
Vista Outdoor, Inc.*	12,250	564,358
Whirlpool Corp.	4,004	939,579
		13,303,692
Consumer Services — 2.5%
Adtalem Global Education, Inc.*	1,158	34,230
Airbnb, Inc., Class A*	6,622	1,102,497
Bloomin' Brands, Inc.*	36,663	769,190
Booking Holdings, Inc.*	495	1,187,619
Boyd Gaming Corp.*	5,604	367,454
Caesars Entertainment, Inc.*	4,305	402,647
Cheesecake Factory, Inc. (The)*	14,887	582,826
Choice Hotels International, Inc.	1,814	282,966
Cracker Barrel Old Country Store, Inc.	3,021	388,621
Darden Restaurants, Inc.	1,996	300,677
Dine Brands Global, Inc.	9,440	715,646
Everi Holdings, Inc.*	6,649	141,956
Expedia Group, Inc.*	178	32,168
Golden Entertainment, Inc.*	4,371	220,867
Graham Holdings Co., Class B	242	152,419
Grand Canyon Education, Inc.*	4,225	362,125
Hilton Worldwide Holdings, Inc.*	1,080	168,469
Houghton Mifflin Harcourt Co.*	20,010	322,161
Jack in the Box, Inc.	2,491	217,913
Marriott International, Inc., Class A(a)*	3,520	581,645
McDonald's Corp.	9,254	2,480,720
Penn National Gaming, Inc.*	14,082	730,152
Planet Fitness, Inc., Class A*	1,569	142,120
Red Rock Resorts, Inc., Class A	2,043	112,385
Service Corp. International	6,487	460,512
Vivint Smart Home, Inc.*	664	6,494
WW International, Inc.*	9,990	161,139

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Hotels & Resorts, Inc.	5,618	$ 503,654
Yum! Brands, Inc.	11,618	1,613,275
		14,544,547
Diversified Financials — 2.3%
Affiliated Managers Group, Inc.	1,399	230,150
AssetMark Financial Holdings, Inc.*	259	6,788
Berkshire Hathaway, Inc., Class B*	2,754	823,446
BlackRock, Inc.	1,593	1,458,487
CI Financial Corp. (Canada)	6	125
Donnelley Financial Solutions, Inc.*	3,344	157,636
Franklin Resources, Inc.	45,270	1,516,092
Invesco Ltd. (Bermuda)	41,994	966,702
Moody's Corp.	4,174	1,630,281
MSCI, Inc.	152	93,129
Nasdaq, Inc.	7,998	1,679,660
S&P Global, Inc.	3,277	1,546,515
T Rowe Price Group, Inc.(a)	15,640	3,075,450
		13,184,461
Energy — 5.1%
Antero Resources Corp.*	30,219	528,832
APA Corp.	88,105	2,369,143
Archrock, Inc.	4,174	31,222
Brigham Minerals, Inc., Class A	53	1,118
California Resources Corp.	367	15,675
Cameco Corp. (Canada)	1,535	33,478
Canadian Natural Resources Ltd. (Canada)	28,348	1,197,703
Centennial Resource Development, Inc., Class A*	50,793	303,742
ChampionX Corp.*	38,848	785,118
Cheniere Energy, Inc.	2,501	253,651
Chevron Corp.	1,434	168,280
Clean Energy Fuels Corp.*	711	4,358
Comstock Resources, Inc.*	186	1,505
Continental Resources, Inc.	8,683	388,651
Coterra Energy, Inc.	45,340	861,460
Denbury, Inc.*	8,459	647,875
EOG Resources, Inc.(a)	30,097	2,673,516
Equitrans Midstream Corp.	19,886	205,621
Exxon Mobil Corp.(a)	52,366	3,204,276
Green Plains, Inc.*	1,865	64,827
Halliburton Co.	28,562	653,213
Helmerich & Payne, Inc.	18,584	440,441
Hess Corp.	3,159	233,861
Imperial Oil Ltd. (Canada)	5,638	203,532
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	91,873	$ 1,508,555
Marathon Petroleum Corp.	33,300	2,130,867
Murphy Oil Corp.	18,022	470,554
Noble Corp. (Cayman Islands)*	26	645
NOV, Inc.	13,552	183,630
Oasis Petroleum, Inc.	2,025	255,130
Occidental Petroleum Corp.	31,794	921,708
Oceaneering International, Inc.*	43,607	493,195
ONEOK, Inc.	24,917	1,464,123
Ovintiv, Inc.	32,948	1,110,348
PDC Energy, Inc.	8,578	418,435
Phillips 66	7,700	557,942
Schlumberger NV	42,811	1,282,189
SM Energy Co.	27,067	797,935
Suncor Energy, Inc. (Canada)	23,336	584,100
Targa Resources Corp.	5,763	301,059
Transocean Ltd. (Switzerland)*	30,910	85,312
Valero Energy Corp.	12,115	909,958
Vermilion Energy, Inc. (Canada)*	21,681	272,964
Weatherford International PLC (Ireland)*	1,570	43,520
Whiting Petroleum Corp.*	3,084	199,473
World Fuel Services Corp.	8,299	219,675
		29,482,415
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	4,843	146,210
Costco Wholesale Corp.	1,633	927,054
Kroger Co. (The)	4,847	219,375
SpartanNash Co.	460	11,850
Sprouts Farmers Market, Inc.*	10,199	302,706
Sysco Corp.	2,207	173,360
U.S. Foods Holding Corp.*	3,325	115,810
United Natural Foods, Inc.*	10,023	491,929
Walgreens Boots Alliance, Inc.	15,384	802,430
Walmart, Inc.(a)	33,631	4,866,069
		8,056,793
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.	30,092	1,426,060
Archer-Daniels-Midland Co.	16,323	1,103,272
Coca-Cola Co. (The)(a)	56,773	3,361,529
Coca-Cola Consolidated, Inc.	291	180,184
Constellation Brands, Inc., Class A	4,079	1,023,707
Darling Ingredients, Inc.*	10,898	755,122
General Mills, Inc.	4,494	302,806
Kellogg Co.	6,467	416,604

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)(a)	55,498	$ 1,992,378
Molson Coors Beverage Co., Class B	6,247	289,549
Mondelez International, Inc., Class A	23,622	1,566,375
National Beverage Corp.	1,231	55,801
PepsiCo, Inc.	10,062	1,747,870
Philip Morris International, Inc.	14,154	1,344,630
Sanderson Farms, Inc.	7,787	1,487,940
Tyson Foods, Inc., Class A	10,233	891,908
Vector Group Ltd.	6,058	69,546
		18,015,281
Health Care Equipment & Services — 7.7%
Abbott Laboratories(a)	11,331	1,594,725
Acadia Healthcare Co., Inc.*	17,753	1,077,607
Alcon, Inc. (Switzerland)	10,195	888,188
Align Technology, Inc.*	1,906	1,252,585
Allscripts Healthcare Solutions, Inc.*	13,754	253,761
Amedisys, Inc.*	1,886	305,306
AngioDynamics, Inc.*	168	4,633
Anthem, Inc.(a)	7,206	3,340,269
Apollo Medical Holdings, Inc.*	16,543	1,215,580
Avanos Medical, Inc.*	4,259	147,660
Baxter International, Inc.	3,960	339,926
Cerner Corp.	17,418	1,617,610
Cerus Corp.*	2,479	16,882
Community Health Systems, Inc.*	7,958	105,921
CVS Health Corp.	6,635	684,467
DaVita, Inc.*	2,529	287,699
Dexcom, Inc.*	2,018	1,083,565
Doximity, Inc., Class A*	3,246	162,722
Edwards Lifesciences Corp.*	2,196	284,492
Ensign Group, Inc. (The)	1,819	152,723
Envista Holdings Corp.*	13,410	604,255
Fulgent Genetics, Inc.*	10,699	1,076,212
Globus Medical, Inc., Class A*	5,881	424,608
HCA Healthcare, Inc.	4,898	1,258,394
Hologic, Inc.(a)*	14,043	1,075,132
ICU Medical, Inc.*	1,878	445,725
IDEXX Laboratories, Inc.*	540	355,568
Integra LifeSciences Holdings Corp.*	14,569	975,977
Intuitive Surgical, Inc.(a)*	3,315	1,191,080
Laboratory Corp. of America Holdings*	5,149	1,617,867
LivaNova PLC (United Kingdom)*	16,733	1,462,966
McKesson Corp.(a)	8,819	2,192,139
MEDNAX, Inc.*	12,805	348,424
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)	47,658	$ 4,930,220
Merit Medical Systems, Inc.*	5,345	332,994
National Research Corp.	76	3,156
Omnicell, Inc.*	2,333	420,967
Owens & Minor, Inc.	1,790	77,865
Quest Diagnostics, Inc.	2,386	412,802
ResMed, Inc.	2,934	764,248
Select Medical Holdings Corp.	19,697	579,092
STAAR Surgical Co.*	9,906	904,418
Stryker Corp.	4,352	1,163,812
Tandem Diabetes Care, Inc.*	762	114,696
Teleflex, Inc.	2,648	869,815
Tenet Healthcare Corp.*	8,976	733,249
Tivity Health, Inc.*	16,508	436,472
UnitedHealth Group, Inc.(a)	5,568	2,795,916
Universal Health Services, Inc., Class B	1,144	148,331
Varex Imaging Corp.*	4,115	129,828
Veeva Systems, Inc., Class A*	4,988	1,274,334
Zimmer Biomet Holdings, Inc.	3,058	388,488
		44,325,371
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	5,067	519,367
Colgate-Palmolive Co.(a)	31,155	2,658,768
Coty, Inc., Class A*	122,242	1,283,541
Edgewell Personal Care Co.	5,192	237,326
Estee Lauder Cos., Inc. (The), Class A	1,600	592,320
Kimberly-Clark Corp.	5,424	775,198
Procter & Gamble Co. (The)	9,344	1,528,492
Spectrum Brands Holdings, Inc.	3,087	314,010
		7,909,022
Materials — 6.3%
AdvanSix, Inc.	6,250	295,313
Albemarle Corp.(a)	8,407	1,965,304
Alcoa Corp.	19,312	1,150,609
Ashland Global Holdings, Inc.	1,347	145,018
Avery Dennison Corp.	2,731	591,453
Barrick Gold Corp. (Canada)	136,907	2,601,233
Berry Global Group, Inc.*	2,688	198,321
Celanese Corp.	10,354	1,740,093
CF Industries Holdings, Inc.	14,844	1,050,658
Chemours Co. (The)	17,796	597,234
Compass Minerals International, Inc.	3,307	168,922
Corteva, Inc.	29,951	1,416,083

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Crown Holdings, Inc.	9,922	$ 1,097,572
Dow, Inc.	20,403	1,157,258
DuPont de Nemours, Inc.(a)	10,796	872,101
Eagle Materials, Inc.	3,577	595,427
Eastman Chemical Co.	1,104	133,485
Ecovyst, Inc.	1,700	17,408
Ferro Corp.*	22,280	486,372
FMC Corp.	3,976	436,923
Freeport-McMoRan, Inc.(a)	30,250	1,262,333
Ingevity Corp.*	6,020	431,634
International Paper Co.	15,493	727,861
Kinross Gold Corp. (Canada)	76,169	442,542
Kirkland Lake Gold Ltd. (Canada)	14,361	602,444
Kraton Corp.*	3,060	141,739
Kronos Worldwide, Inc.	71	1,066
Linde PLC (Ireland)	7,680	2,660,582
Livent Corp.*	4,564	111,270
Louisiana-Pacific Corp.	7,027	550,565
LyondellBasell Industries NV, Class A (Netherlands)	6,856	632,329
Martin Marietta Materials, Inc.	922	406,159
Methanex Corp. (Canada)	212	8,385
New Gold, Inc. (Canada)*	12,392	18,588
Nucor Corp.	10,397	1,186,818
O-I Glass, Inc.*	32,842	395,089
Olin Corp.	23,662	1,361,038
Packaging Corp. of America	2,780	378,497
Pan American Silver Corp. (Canada)	39,186	978,474
Pretium Resources, Inc. (Canada)*	20,442	288,028
Reliance Steel & Aluminum Co.	1	162
Schnitzer Steel Industries, Inc., Class A	3,800	197,296
Sealed Air Corp.	6,369	429,716
Sensient Technologies Corp.	3,338	334,000
Sherwin-Williams Co. (The)	5,962	2,099,578
Southern Copper Corp.	2,629	162,236
SSR Mining, Inc. (Canada)	31,247	553,072
Steel Dynamics, Inc.	12,201	757,316
Summit Materials, Inc., Class A*	167	6,703
United States Steel Corp.	53,755	1,279,907
Warrior Met Coal, Inc.	321	8,253
Westlake Chemical Corp.	4,546	441,553
Westrock Co.	13,384	593,714
		36,165,734
Media & Entertainment — 7.2%
Activision Blizzard, Inc.	17,495	1,163,942
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A(a)*	3,194	$ 9,253,146
Altice U.S.A., Inc., Class A*	31,477	509,298
AMC Networks, Inc., Class A*	7,776	267,805
Charter Communications, Inc., Class A(a)*	3,391	2,210,830
Clear Channel Outdoor Holdings, Inc.*	2,825	9,351
Comcast Corp., Class A	17,050	858,126
Discovery, Inc., Class A*	30,419	716,063
DISH Network Corp., Class A*	24,780	803,863
Fox Corp., Class A	17,832	658,001
Gray Television, Inc.	1,806	36,409
iHeartMedia, Inc., Class A*	169	3,556
Interpublic Group of Cos., Inc. (The)	27,317	1,023,022
Live Nation Entertainment, Inc.(a)*	26,975	3,228,638
Match Group, Inc.*	14,969	1,979,650
Meta Platforms, Inc., Class A(a)*	25,589	8,606,860
Netflix, Inc.(a)*	5,230	3,150,761
News Corp., Class A(a)	37,649	839,949
Nexstar Media Group, Inc., Class A	669	101,006
Omnicom Group, Inc.	4,317	316,307
Pinterest, Inc., Class A(a)*	72,989	2,653,150
PubMatic, Inc., Class A*	7,570	257,759
Scholastic Corp.	193	7,712
Sciplay Corp., Class A*	1,560	21,497
TEGNA, Inc.	22	408
Twitter, Inc.(a)*	53,090	2,294,550
World Wrestling Entertainment, Inc., Class A	114	5,625
Yelp, Inc.*	8,792	318,622
		41,295,906
Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.	108	14,623
Agilent Technologies, Inc.(a)	16,044	2,561,425
Alector, Inc.*	4,298	88,754
Biogen, Inc.*	1,737	416,741
Bio-Rad Laboratories, Inc., Class A*	2,620	1,979,593
Bristol-Myers Squibb Co.	25,665	1,600,213
Bruker Corp.	3,297	276,651
Charles River Laboratories International, Inc.*	656	247,168
Corcept Therapeutics, Inc.*	8,384	166,003
Danaher Corp.(a)	3,042	1,000,848
Dynavax Technologies Corp.*	11,610	163,353
Elanco Animal Health, Inc.*	8,418	238,903
Gilead Sciences, Inc.	6,707	486,995

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Halozyme Therapeutics, Inc.*	10,129	$ 407,287
Innoviva, Inc.*	9,863	170,137
Ironwood Pharmaceuticals, Inc.*	57,188	666,812
Johnson & Johnson(a)	20,504	3,507,619
MaxCyte, Inc.*	1,028	10,475
Merck & Co., Inc.(a)	56,103	4,299,734
Mettler-Toledo International, Inc.*	612	1,038,693
Moderna, Inc.*	9,590	2,435,668
Organon & Co.	18,698	569,354
Pacira BioSciences, Inc.*	7,575	455,788
PerkinElmer, Inc.	256	51,471
Pfizer, Inc.(a)	91,245	5,388,017
Prestige Consumer Healthcare, Inc.*	2,203	133,612
Prothena Corp. PLC (Ireland)*	9,894	488,764
QIAGEN NV (Netherlands)*	592	32,903
Regeneron Pharmaceuticals, Inc.(a)*	5,867	3,705,128
Sundial Growers, Inc. (Canada)*	330,125	190,911
Syndax Pharmaceuticals, Inc.*	154	3,371
Thermo Fisher Scientific, Inc.	2,543	1,696,791
Waters Corp.*	2,267	844,684
Zoetis, Inc.	1,381	337,006
Zogenix, Inc.*	206	3,348
		35,678,843
Retailing — 7.2%
Abercrombie & Fitch Co., Class A*	12,128	422,418
Academy Sports & Outdoors, Inc.*	11,459	503,050
Advance Auto Parts, Inc.	1,008	241,799
Amazon.com, Inc.(a)*	2,533	8,445,883
American Eagle Outfitters, Inc.	7,073	179,088
AutoNation, Inc.*	13,004	1,519,518
AutoZone, Inc.*	711	1,490,533
Bath & Body Works, Inc.(a)	41,556	2,900,193
Best Buy Co., Inc.	1,946	197,714
Buckle, Inc. (The)	2,356	99,682
Burlington Stores, Inc.*	1,720	501,397
Children's Place, Inc. (The)*	433	34,333
Dick's Sporting Goods, Inc.	11,266	1,295,477
Dillard's, Inc., Class A	739	181,070
Dollar General Corp.	2,292	540,523
eBay, Inc.(a)	50,918	3,386,047
Etsy, Inc.(a)*	7,095	1,553,379
Genesco, Inc.*	149	9,561
Genuine Parts Co.	3,826	536,405
Group 1 Automotive, Inc.	244	47,634
Guess?, Inc.	17,271	408,977
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)(a)	4,498	$ 1,866,715
LKQ Corp.	24,399	1,464,672
Lowe's Cos., Inc.(a)	14,956	3,865,827
Macy's, Inc.	9,011	235,908
MarineMax, Inc.*	8,831	521,382
ODP Corp. (The)*	6,869	269,814
O'Reilly Automotive, Inc.*	540	381,364
Overstock.com, Inc.*	20,383	1,202,801
Penske Automotive Group, Inc.	7,069	757,938
RH*	490	262,611
Ross Stores, Inc.	12,154	1,388,959
Shoe Carnival, Inc.	4,224	165,074
Shutterstock, Inc.	3,824	424,005
Signet Jewelers Ltd. (Bermuda)	6,301	548,376
Sonic Automotive, Inc., Class A	13,396	662,432
Target Corp.(a)	8,126	1,880,682
Victoria's Secret & Co.*	12,312	683,809
		41,077,050
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*	10,852	1,561,603
Alpha & Omega Semiconductor Ltd. (Bermuda)*	2,606	157,819
Applied Materials, Inc.(a)	15,565	2,449,308
Axcelis Technologies, Inc.*	6,036	450,044
Broadcom, Inc.	1,788	1,189,753
CEVA, Inc.*	70	3,027
Cohu, Inc.*	7,559	287,922
Diodes, Inc.*	2,427	266,509
Enphase Energy, Inc.*	772	141,230
Entegris, Inc.	1,315	182,233
First Solar, Inc.*	1,067	93,000
Ichor Holdings Ltd. (Cayman Islands)*	7,336	337,676
Impinj, Inc.*	724	64,219
Intel Corp.(a)	81,033	4,173,200
KLA Corp.	2,213	951,833
MACOM Technology Solutions Holdings, Inc.*	6,303	493,525
MaxLinear, Inc.*	6,431	484,833
Micron Technology, Inc.(a)	49,665	4,626,295
Monolithic Power Systems, Inc.	2,074	1,023,166
NVIDIA Corp.(a)	8,831	2,597,285
NXP Semiconductors NV (Netherlands)	11,416	2,600,336
ON Semiconductor Corp.*	7,485	508,381
Onto Innovation, Inc.*	6,046	612,037

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
PDF Solutions, Inc.*	16	$ 509
Photronics, Inc.*	1,807	34,062
Power Integrations, Inc.	7,705	715,717
Qorvo, Inc.*	3,956	618,679
QUALCOMM, Inc.(a)	14,924	2,729,152
Rambus, Inc.*	16,022	470,887
Semtech Corp.*	4,244	377,419
Silicon Laboratories, Inc.*	4,912	1,013,935
Synaptics, Inc.*	1,610	466,111
Teradyne, Inc.	10,078	1,648,055
Texas Instruments, Inc.(a)	3,774	711,286
Xilinx, Inc.	9,506	2,015,557
		36,056,603
Software & Services — 12.7%
Accenture PLC, Class A (Ireland)	4,644	1,925,170
Adobe, Inc.(a)*	5,764	3,268,534
Akamai Technologies, Inc.*	2,385	279,140
Alliance Data Systems Corp.	485	32,286
ANSYS, Inc.*	2,855	1,145,198
Automatic Data Processing, Inc.(a)	10,521	2,594,268
Bentley Systems, Inc., Class B	5,815	281,039
Box, Inc., Class A*	7,901	206,927
Broadridge Financial Solutions, Inc.	4,296	785,395
Cadence Design Systems, Inc.(a)*	10,505	1,957,607
Cerence, Inc.*	7,220	553,341
CGI, Inc. (Canada)*	2,323	205,586
Concentrix Corp.	1,683	300,617
Confluent, Inc., Class A*	1,528	116,495
DigitalOcean Holdings, Inc.*	12,256	984,524
Dolby Laboratories, Inc., Class A	5,522	525,805
Dropbox, Inc., Class A*	10,968	269,155
DXC Technology Co.*	28,687	923,435
Fiserv, Inc.*	2,431	252,313
FleetCor Technologies, Inc.*	3,046	681,817
Fortinet, Inc.(a)*	8,781	3,155,891
Gartner, Inc.*	5,455	1,823,716
Global Payments, Inc.	11,799	1,594,989
Globant S.A. (Luxembourg)*	1,182	371,254
GoDaddy, Inc., Class A*	2,276	193,141
InterDigital, Inc.	1,884	134,951
International Business Machines Corp.(a)	10,128	1,353,708
Intuit, Inc.(a)	3,836	2,467,392
Manhattan Associates, Inc.*	7,268	1,130,101
Maximus, Inc.	3,246	258,609
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
McAfee Corp., Class A	43,465	$ 1,120,962
Microsoft Corp.(a)	24,115	8,110,357
New Relic, Inc.*	11,104	1,220,996
NortonLifeLock, Inc.	46,758	1,214,773
Nutanix, Inc., Class A*	9,497	302,574
Open Text Corp. (Canada)	13,812	655,794
Oracle Corp.(a)	84,328	7,354,245
Paychex, Inc.(a)	21,521	2,937,616
Paycom Software, Inc.*	2,625	1,089,874
PayPal Holdings, Inc.(a)*	14,884	2,806,825
Progress Software Corp.	7,456	359,901
PTC, Inc.*	6,959	843,083
salesforce.com, Inc.*	5,558	1,412,455
ServiceNow, Inc.(a)*	9,771	6,342,454
Sprout Social, Inc., Class A*	2,272	206,048
SPS Commerce, Inc.*	1,188	169,112
SS&C Technologies Holdings, Inc.	4,484	367,598
Synopsys, Inc.(a)*	5,701	2,100,818
Teradata Corp.*	8,117	344,729
Verint Systems, Inc.*	6,000	315,060
VeriSign, Inc.*	3,214	815,777
Visa, Inc., Class A	3,655	792,075
VMware, Inc., Class A	7,743	897,259
Western Union Co. (The)	44,930	801,551
Workiva, Inc.*	1,536	200,433
Xperi Holding Corp.	932	17,624
Zoom Video Communications, Inc., Class A*	3,045	560,006
		73,132,403
Technology Hardware & Equipment — 5.9%
3D Systems Corp.*	65,992	1,421,468
Apple, Inc.(a)	45,773	8,127,912
CDW Corp.	410	83,960
Cisco Systems, Inc.(a)	42,859	2,715,975
Coherent, Inc.*	6,259	1,668,274
Corning, Inc.	33,653	1,252,901
Dell Technologies, Inc., Class C*	329	18,480
Extreme Networks, Inc.*	48,773	765,736
Harmonic, Inc.*	9,928	116,753
Hewlett Packard Enterprise Co.	75,583	1,191,944
HP, Inc.(a)	66,892	2,519,822
Infinera Corp.*	29,014	278,244
Juniper Networks, Inc.	5,375	191,941
Keysight Technologies, Inc.*	6,818	1,407,985
Knowles Corp.*	17,195	401,503
Motorola Solutions, Inc.	1,966	534,162

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.	18,729	$ 1,722,881
PC Connection, Inc.	54	2,329
Pure Storage, Inc., Class A*	9,192	299,200
Sanmina Corp.*	7,979	330,809
Seagate Technology Holdings PLC (Ireland)	16,384	1,851,064
TD SYNNEX Corp.	8,291	948,159
TE Connectivity Ltd. (Switzerland)	6,699	1,080,817
Trimble, Inc.*	3,111	271,248
Ubiquiti, Inc.	1,389	426,006
Vishay Intertechnology, Inc.	32,750	716,243
Vontier Corp.	7,962	244,672
Western Digital Corp.*	19,408	1,265,596
Xerox Holdings Corp.	9,264	209,737
Zebra Technologies Corp., Class A*	2,547	1,515,974
		33,581,795
Telecommunication Services — 1.2%
AT&T, Inc.	80,762	1,986,745
EchoStar Corp., Class A*	11,458	301,918
Gogo, Inc.*	15,671	212,029
IDT Corp., Class B*	554	24,465
Iridium Communications, Inc.*	6,809	281,143
Lumen Technologies, Inc.	69,796	875,940
T-Mobile US, Inc.*	12,699	1,472,830
Verizon Communications, Inc.	36,820	1,913,167
		7,068,237
Transportation — 2.1%
Alaska Air Group, Inc.*	10,335	538,454
ArcBest Corp.	8,926	1,069,781
Atlas Air Worldwide Holdings, Inc.*	1,165	109,650
Canadian National Railway Co. (Canada)	2,187	268,695
Canadian Pacific Railway Ltd. (Canada)	3	216
CSX Corp.(a)	39,835	1,497,796
Expeditors International of Washington, Inc.	3,621	486,264
Heartland Express, Inc.	1,066	17,930
Matson, Inc.	5,945	535,228
Norfolk Southern Corp.	683	203,336
Old Dominion Freight Line, Inc.	3,147	1,127,822
Ryder System, Inc.	715	58,937
Saia, Inc.*	780	262,883
Schneider National, Inc., Class B	6,309	169,775
Uber Technologies, Inc.*	15,706	658,553
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	7,068	$ 1,780,641
United Parcel Service, Inc., Class B	10,914	2,339,307
XPO Logistics, Inc.*	14,337	1,110,114
		12,235,382
Utilities — 1.8%
American Water Works Co., Inc.	2,271	428,901
CMS Energy Corp.	1,985	129,124
Dominion Energy, Inc.(a)	17,733	1,393,105
DTE Energy Co.	17,056	2,038,874
Exelon Corp.	43,745	2,526,711
FirstEnergy Corp.	7,029	292,336
National Fuel Gas Co.	4,572	292,334
NRG Energy, Inc.	27,423	1,181,383
PPL Corp.(a)	69,150	2,078,649
TransAlta Corp. (Canada)	878	9,763
		10,371,180
TOTAL COMMON STOCKS (Cost $472,944,101)		543,356,500
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		30,917,982
NET ASSETS - 100.0%		$574,274,482

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (34.7)% of net assets as of December 31, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	2,718	$22,055	$25,359	$3,303
Aptiv PLC (Jersey)	Morgan Stanley	1,117	164,394	184,249	19,855
Ford Motor Co.	Morgan Stanley	58,660	520,534	1,218,368	703,701
General Motors Co.	Morgan Stanley	28,912	1,344,784	1,695,111	350,327
Gentherm, Inc.	Morgan Stanley	449	35,533	39,018	3,496
Tenneco, Inc., Class A	Morgan Stanley	3,333	34,423	37,663	3,239
Thor Industries, Inc.	Morgan Stanley	641	73,777	66,517	(6,809)
Visteon Corp.	Morgan Stanley	315	30,307	35,009	5,395
		96,145	2,225,807	3,301,294	1,082,507
Capital Goods
3M Co.	Morgan Stanley	6,835	1,151,045	1,214,101	102,108
A.O. Smith Corp.	Morgan Stanley	7,477	423,663	641,900	225,483
AAR Corp.	Morgan Stanley	917	30,421	35,791	5,521
AECOM	Morgan Stanley	125	7,747	9,669	4,372
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	709	30,994	33,153	2,240
Allegion PLC (Ireland)	Morgan Stanley	358	46,589	47,414	906
Apogee Enterprises, Inc.	Morgan Stanley	2,259	50,619	108,771	60,385
Armstrong World Industries, Inc.	Morgan Stanley	257	25,323	29,843	4,644
Atkore, Inc.	Morgan Stanley	3,816	189,622	424,301	234,679
Beacon Roofing Supply, Inc.	Morgan Stanley	1,776	84,042	101,854	18,183
Boise Cascade Co.	Morgan Stanley	2,482	134,618	176,718	51,943
Builders FirstSource, Inc.	Morgan Stanley	1,529	102,837	131,051	31,587
Caterpillar, Inc.	Morgan Stanley	1,992	399,698	411,826	12,872
Crane Co.	Morgan Stanley	1,559	150,329	158,597	8,915
Cummins, Inc.	Morgan Stanley	652	141,813	142,227	2,292
Curtiss-Wright Corp.	Morgan Stanley	262	34,771	36,332	1,604
Deere & Co.	Morgan Stanley	211	70,182	72,350	2,748
Dover Corp.	Morgan Stanley	1,125	183,420	204,300	27,560
Eaton Corp. PLC (Ireland)	Morgan Stanley	4,209	707,204	727,399	22,324
EMCOR Group, Inc.	Morgan Stanley	106	9,561	13,503	4,083
Emerson Electric Co.	Morgan Stanley	2,087	194,818	194,028	500
Encore Wire Corp.	Morgan Stanley	1,609	220,915	230,248	9,333
EnPro Industries, Inc.	Morgan Stanley	4	440	440	—
Fastenal Co.	Morgan Stanley	795	49,957	50,928	971
Federal Signal Corp.	Morgan Stanley	131	5,563	5,678	115

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
General Dynamics Corp.	Morgan Stanley	2,643	$480,013	$550,986	$75,209
Gorman-Rupp Co. (The)	Morgan Stanley	14	609	624	14
GrafTech International Ltd.	Morgan Stanley	3,208	37,397	37,951	553
Granite Construction, Inc.	Morgan Stanley	1,285	48,417	49,730	1,933
Herc Holdings, Inc.	Morgan Stanley	104	9,762	16,281	6,571
Hexcel Corp.	Morgan Stanley	1,312	66,359	67,962	1,602
Hillenbrand, Inc.	Morgan Stanley	592	24,836	30,778	6,594
Honeywell International, Inc.	Morgan Stanley	849	180,405	177,025	(1,796)
Howmet Aerospace, Inc.	Morgan Stanley	4,827	129,335	153,643	24,493
Ingersoll Rand, Inc.	Morgan Stanley	4,119	215,049	254,843	39,870
Johnson Controls International PLC (Ireland)	Morgan Stanley	6,031	352,258	490,381	147,045
Kennametal, Inc.	Morgan Stanley	2,597	97,833	93,258	(4,500)
L3Harris Technologies, Inc.	Morgan Stanley	1,254	272,103	267,403	(4,253)
Lockheed Martin Corp.	Morgan Stanley	1,310	456,605	465,587	19,657
Masco Corp.	Morgan Stanley	2,781	184,976	195,282	10,585
Middleby Corp. (The)	Morgan Stanley	33	4,133	6,493	6,744
Mueller Industries, Inc.	Morgan Stanley	1,154	65,371	68,501	3,206
MYR Group, Inc.	Morgan Stanley	125	13,155	13,819	663
Nordson Corp.	Morgan Stanley	417	93,037	106,448	13,775
Northrop Grumman Corp.	Morgan Stanley	1,255	396,126	485,773	98,226
NOW, Inc.	Morgan Stanley	14,529	115,673	124,078	8,404
Oshkosh Corp.	Morgan Stanley	2,131	247,459	240,185	(6,223)
Otis Worldwide Corp.	Morgan Stanley	2,614	222,115	227,601	6,041
Owens Corning	Morgan Stanley	4,827	449,209	436,844	(11,310)
Parker-Hannifin Corp.	Morgan Stanley	436	112,456	138,700	27,910
Pentair PLC (Ireland)	Morgan Stanley	3,472	178,261	253,560	78,319
Quanta Services, Inc.	Morgan Stanley	429	48,223	49,189	971
RBC Bearings, Inc.	Morgan Stanley	232	47,363	46,857	(530)
Regal Rexnord Corp.	Morgan Stanley	968	149,276	164,734	17,245
Resideo Technologies, Inc.	Morgan Stanley	6,086	162,933	158,419	(4,515)
Shyft Group, Inc. (The)	Morgan Stanley	1,030	50,942	50,604	(335)
Snap-on, Inc.	Morgan Stanley	2,030	310,267	437,221	141,217
SPX Corp.	Morgan Stanley	687	42,383	41,000	(1,383)
SPX FLOW, Inc.	Morgan Stanley	1,975	82,802	170,798	92,002
Stanley Black & Decker, Inc.	Morgan Stanley	138	23,505	26,030	3,166
Terex Corp.	Morgan Stanley	2,695	124,716	118,445	(5,461)
Textron, Inc.	Morgan Stanley	1,979	133,070	152,779	19,885
Toro Co. (The)	Morgan Stanley	613	58,823	61,245	3,835
Trane Technologies PLC (Ireland)	Morgan Stanley	209	35,382	42,224	7,161
TransDigm Group, Inc.	Morgan Stanley	484	291,335	307,960	16,281
Trex Co., Inc.	Morgan Stanley	3,725	490,062	502,987	12,924
Veritiv Corp.	Morgan Stanley	293	34,685	35,913	1,227
Vicor Corp.	Morgan Stanley	234	19,179	29,713	10,534
Watsco, Inc.	Morgan Stanley	467	135,306	146,115	11,644
WESCO International, Inc.	Morgan Stanley	986	112,081	129,748	18,494
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	715	66,428	65,859	(556)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	7,981	309,668	325,944	16,276
Woodward, Inc.	Morgan Stanley	1,047	112,394	114,605	2,210

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WW Grainger, Inc.	Morgan Stanley	509	$215,516	$263,784	$49,180
Zurn Water Solutions Corp.	Morgan Stanley	5,096	183,473	185,494	2,149
		147,809	12,138,955	13,783,825	1,798,321
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	6,478	229,292	264,626	43,919
ASGN, Inc.	Morgan Stanley	485	59,738	59,849	111
Booz Allen Hamilton Holding Corp.	Morgan Stanley	1,942	161,615	164,662	3,047
Brady Corp., Class A	Morgan Stanley	499	25,518	26,896	1,484
Brink's Co. (The)	Morgan Stanley	886	62,105	58,095	(3,838)
Cimpress PLC (Ireland)	Morgan Stanley	46	3,176	3,294	118
Cintas Corp.	Morgan Stanley	1	382	443	4,735
Clean Harbors, Inc.	Morgan Stanley	1,122	111,761	111,942	181
Copart, Inc.	Morgan Stanley	2,168	322,098	328,712	6,614
CoreCivic, Inc.	Morgan Stanley	3,641	34,122	36,301	2,178
Exponent, Inc.	Morgan Stanley	3	351	350	(1)
Forrester Research, Inc.	Morgan Stanley	2	117	117	—
ICF International, Inc.	Morgan Stanley	56	5,652	5,743	120
Jacobs Engineering Group, Inc.	Morgan Stanley	1,867	231,793	259,942	29,028
Korn Ferry	Morgan Stanley	1,637	121,899	123,970	2,286
Leidos Holdings, Inc.	Morgan Stanley	117	10,284	10,401	117
ManpowerGroup, Inc.	Morgan Stanley	340	33,631	33,092	(185)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	11,704	259,314	240,049	(19,519)
Republic Services, Inc.	Morgan Stanley	3,960	343,155	552,222	219,332
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,527	95,722	93,468	(2,254)
Robert Half International, Inc.	Morgan Stanley	2,159	199,337	240,772	42,952
Science Applications International Corp.	Morgan Stanley	939	79,714	78,491	(961)
Tetra Tech, Inc.	Morgan Stanley	452	75,383	76,750	1,366
Thomson Reuters Corp. (Canada)	Morgan Stanley	454	36,878	54,307	18,115
TriNet Group, Inc.	Morgan Stanley	612	58,492	58,299	(193)
Verisk Analytics, Inc.	Morgan Stanley	218	49,097	49,863	801
Waste Management, Inc.	Morgan Stanley	58	9,559	9,680	121
		43,373	2,620,185	2,942,336	349,674
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	961	48,838	51,010	2,350
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	1,224	64,120	79,450	35,730
Cavco Industries, Inc.	Morgan Stanley	59	11,096	18,741	9,115
Crocs, Inc.	Morgan Stanley	291	44,997	37,312	(7,685)
DR Horton, Inc.	Morgan Stanley	913	84,662	99,015	16,735
Garmin Ltd. (Switzerland)	Morgan Stanley	1,037	115,068	141,208	28,607
G-III Apparel Group Ltd.	Morgan Stanley	13,865	151,132	383,229	232,970
GoPro, Inc., Class A	Morgan Stanley	8,526	86,997	87,903	906
Hanesbrands, Inc.	Morgan Stanley	1,948	34,318	32,571	(2,003)
Hasbro, Inc.	Morgan Stanley	3,149	300,005	320,505	22,456
Kontoor Brands, Inc.	Morgan Stanley	1	36	51	17
Levi Strauss & Co., Class A	Morgan Stanley	1,980	50,830	49,559	(1,367)
Mattel, Inc.	Morgan Stanley	760	13,927	16,386	2,459
Mohawk Industries, Inc.	Morgan Stanley	843	107,300	153,578	46,163
Newell Brands, Inc.	Morgan Stanley	4,810	106,382	105,050	2,015

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
NIKE, Inc., Class B	Morgan Stanley	2,432	$417,526	$405,341	$(11,443)
NVR, Inc.	Morgan Stanley	3	17,686	17,727	41
PulteGroup, Inc.	Morgan Stanley	184	10,336	10,517	182
PVH Corp.	Morgan Stanley	660	69,277	70,389	1,119
Ralph Lauren Corp.	Morgan Stanley	666	78,142	79,161	1,550
Skyline Champion Corp.	Morgan Stanley	2,914	166,502	230,148	63,645
Smith & Wesson Brands, Inc.	Morgan Stanley	8,650	154,155	153,970	1,257
Steven Madden Ltd.	Morgan Stanley	1,842	89,972	85,598	(4,428)
Sturm Ruger & Co., Inc.	Morgan Stanley	1,898	124,081	129,102	11,411
Tapestry, Inc.	Morgan Stanley	1,852	72,010	75,191	3,915
Tempur Sealy International, Inc.	Morgan Stanley	2,024	86,660	95,189	9,552
Under Armour, Inc., Class C	Morgan Stanley	8,531	166,069	153,899	(12,170)
Vista Outdoor, Inc.	Morgan Stanley	3,231	135,730	148,852	12,997
Whirlpool Corp.	Morgan Stanley	1,086	217,631	254,841	45,404
		76,340	3,025,485	3,485,493	511,500
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	6,219	154,663	183,834	29,167
Airbnb, Inc., Class A	Morgan Stanley	4,676	828,927	778,507	(50,420)
Bloomin' Brands, Inc.	Morgan Stanley	406	7,708	8,518	810
Booking Holdings, Inc.	Morgan Stanley	122	273,806	292,706	18,900
Boyd Gaming Corp.	Morgan Stanley	1,476	90,456	96,781	6,401
Caesars Entertainment, Inc.	Morgan Stanley	1,123	103,705	105,034	1,329
Cheesecake Factory, Inc. (The)	Morgan Stanley	3,900	159,374	152,685	(6,689)
Choice Hotels International, Inc.	Morgan Stanley	402	46,663	62,708	16,614
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	796	109,346	102,397	(6,181)
Darden Restaurants, Inc.	Morgan Stanley	523	77,311	78,785	2,270
Dine Brands Global, Inc.	Morgan Stanley	1,093	86,153	82,860	(2,975)
Everi Holdings, Inc.	Morgan Stanley	1,575	34,971	33,626	(1,345)
Expedia Group, Inc.	Morgan Stanley	47	5,774	8,494	2,720
Golden Entertainment, Inc.	Morgan Stanley	860	40,159	43,456	3,297
Graham Holdings Co., Class B	Morgan Stanley	236	113,521	148,640	39,788
Grand Canyon Education, Inc.	Morgan Stanley	1,180	92,729	101,138	8,296
Hilton Worldwide Holdings, Inc.	Morgan Stanley	303	37,041	47,265	10,484
Houghton Mifflin Harcourt Co.	Morgan Stanley	5,351	76,446	86,151	9,705
Jack in the Box, Inc.	Morgan Stanley	1,756	155,065	153,615	1,484
Marriott International, Inc., Class A	Morgan Stanley	1,182	141,631	195,314	54,925
McDonald's Corp.	Morgan Stanley	2,320	545,768	621,922	82,063
Penn National Gaming, Inc.	Morgan Stanley	3,704	260,826	192,052	(68,773)
Planet Fitness, Inc., Class A	Morgan Stanley	429	35,947	38,859	2,964
Red Rock Resorts, Inc., Class A	Morgan Stanley	441	17,865	24,259	7,051
Service Corp. International	Morgan Stanley	1,675	80,757	118,908	39,625
Vivint Smart Home, Inc.	Morgan Stanley	192	1,878	1,878	—
WW International, Inc.	Morgan Stanley	2,593	42,320	41,825	(495)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,513	105,436	135,640	32,394
Yum! Brands, Inc.	Morgan Stanley	6,686	656,657	928,418	290,288
		52,779	4,382,903	4,866,275	523,697
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	283	45,100	46,556	1,457

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
AssetMark Financial Holdings, Inc.	Morgan Stanley	48	$1,222	$1,258	$36
Berkshire Hathaway, Inc., Class B	Morgan Stanley	15,104	3,351,336	4,516,096	1,164,761
BlackRock, Inc.	Morgan Stanley	441	315,851	403,762	93,825
CI Financial Corp. (Canada)	Morgan Stanley	2	42	42	—
Donnelley Financial Solutions, Inc.	Morgan Stanley	866	40,280	40,823	543
Franklin Resources, Inc.	Morgan Stanley	8,571	277,666	287,043	12,933
Invesco Ltd. (Bermuda)	Morgan Stanley	10,171	257,604	234,136	(20,152)
Moody's Corp.	Morgan Stanley	992	365,320	387,455	23,218
MSCI, Inc.	Morgan Stanley	40	23,386	24,508	1,122
Nasdaq, Inc.	Morgan Stanley	2,616	358,306	549,386	196,856
S&P Global, Inc.	Morgan Stanley	840	371,238	396,421	26,121
T Rowe Price Group, Inc.	Morgan Stanley	4,206	747,793	827,068	97,626
		44,180	6,155,144	7,714,554	1,598,346
Energy
Antero Resources Corp.	Morgan Stanley	22,446	245,017	392,805	147,321
APA Corp.	Morgan Stanley	18,843	480,815	506,688	24,359
Archrock, Inc.	Morgan Stanley	12,555	107,326	93,911	(5,630)
Brigham Minerals, Inc., Class A	Morgan Stanley	16	338	337	—
Cactus, Inc., Class A	Morgan Stanley	3	70	114	55
California Resources Corp.	Morgan Stanley	97	4,174	4,143	(32)
Cameco Corp. (Canada)	Morgan Stanley	559	12,289	12,192	(70)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	8,319	302,076	351,478	53,833
Centennial Resource Development, Inc., Class A	Morgan Stanley	13,322	82,264	79,666	(2,598)
ChampionX Corp.	Morgan Stanley	9,444	208,712	190,863	(17,849)
Cheniere Energy, Inc.	Morgan Stanley	655	68,499	66,430	(2,069)
Chevron Corp.	Morgan Stanley	376	42,814	44,124	1,309
Clean Energy Fuels Corp.	Morgan Stanley	193	1,208	1,183	(25)
Comstock Resources, Inc.	Morgan Stanley	48	391	388	(3)
Continental Resources, Inc.	Morgan Stanley	1,094	35,031	48,967	14,280
Coterra Energy, Inc.	Morgan Stanley	11,300	231,131	214,700	(15,610)
Denbury, Inc.	Morgan Stanley	2,188	156,313	167,579	11,266
EOG Resources, Inc.	Morgan Stanley	9,177	654,611	815,193	190,218
Equitrans Midstream Corp.	Morgan Stanley	5,305	44,161	54,854	11,489
Exxon Mobil Corp.	Morgan Stanley	13,772	789,465	842,709	80,750
Green Plains, Inc.	Morgan Stanley	434	10,562	15,086	4,523
Halliburton Co.	Morgan Stanley	7,394	156,144	169,101	14,057
Helmerich & Payne, Inc.	Morgan Stanley	4,884	116,704	115,751	(845)
Hess Corp.	Morgan Stanley	721	53,004	53,376	563
Imperial Oil Ltd. (Canada)	Morgan Stanley	917	29,246	33,104	4,187
Marathon Oil Corp.	Morgan Stanley	23,770	269,072	390,303	123,726
Marathon Petroleum Corp.	Morgan Stanley	11,261	560,675	720,591	175,205
Murphy Oil Corp.	Morgan Stanley	4,831	132,060	126,137	(5,827)
Noble Corp. (Cayman Islands)	Morgan Stanley	10	250	248	(2)
NOV, Inc.	Morgan Stanley	3,546	43,850	48,048	4,380
Oasis Petroleum, Inc.	Morgan Stanley	536	56,236	67,531	11,419
Occidental Petroleum Corp.	Morgan Stanley	38,351	614,153	1,111,795	499,373
Oceaneering International, Inc.	Morgan Stanley	10,995	140,982	124,353	(16,628)
ONEOK, Inc.	Morgan Stanley	6,546	347,050	384,643	44,523
Ovintiv, Inc.	Morgan Stanley	8,521	256,509	287,158	31,688

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
PDC Energy, Inc.	Morgan Stanley	2,254	$98,260	$109,950	$13,024
Phillips 66	Morgan Stanley	2,024	154,503	146,659	(6,349)
Schlumberger NV (Curaçao)	Morgan Stanley	11,250	369,519	336,938	(32,002)
SM Energy Co.	Morgan Stanley	12,300	71,602	362,604	296,139
Suncor Energy, Inc. (Canada)	Morgan Stanley	6,124	152,727	153,284	2,019
Targa Resources Corp.	Morgan Stanley	1,517	76,683	79,248	2,565
Transocean Ltd. (Switzerland)	Morgan Stanley	8,099	24,151	22,353	(1,798)
Valero Energy Corp.	Morgan Stanley	3,397	254,777	255,149	(237)
Vermilion Energy, Inc. (Canada)	Morgan Stanley	5,841	41,839	73,538	33,943
Weatherford International PLC (Ireland)	Morgan Stanley	413	10,914	11,448	535
Whiting Petroleum Corp.	Morgan Stanley	812	27,342	52,520	25,178
World Fuel Services Corp.	Morgan Stanley	5,320	127,594	140,820	16,564
		311,780	7,663,113	9,280,060	1,730,917
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	1,264	38,256	38,160	(96)
Costco Wholesale Corp.	Morgan Stanley	430	238,914	244,111	5,197
Kroger Co. (The)	Morgan Stanley	1,274	57,636	57,661	25
SpartanNash Co.	Morgan Stanley	115	2,991	2,962	(29)
Sprouts Farmers Market, Inc.	Morgan Stanley	2,702	59,580	80,195	24,862
Sysco Corp.	Morgan Stanley	693	45,853	54,435	14,973
U.S. Foods Holding Corp.	Morgan Stanley	891	30,359	31,034	675
United Natural Foods, Inc.	Morgan Stanley	2,640	132,585	129,571	(3,031)
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,171	169,209	217,559	56,501
Walmart, Inc.	Morgan Stanley	4,385	608,382	634,466	32,568
		18,565	1,383,765	1,490,154	131,645
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	4,905	212,759	232,448	39,624
Archer-Daniels-Midland Co.	Morgan Stanley	2,719	162,569	183,777	23,390
Coca-Cola Co. (The)	Morgan Stanley	13,691	749,016	810,644	70,029
Coca-Cola Consolidated, Inc.	Morgan Stanley	70	28,249	43,343	15,252
Constellation Brands, Inc., Class A	Morgan Stanley	977	216,442	245,198	29,250
Darling Ingredients, Inc.	Morgan Stanley	2,475	175,500	171,493	(5,524)
General Mills, Inc.	Morgan Stanley	1,540	94,586	103,765	11,436
Kellogg Co.	Morgan Stanley	1,743	107,989	112,284	5,451
Kraft Heinz Co. (The)	Morgan Stanley	16,107	523,107	578,241	82,518
Molson Coors Beverage Co., Class B	Morgan Stanley	10,274	390,410	476,200	92,579
Mondelez International, Inc., Class A	Morgan Stanley	5,885	336,835	390,234	59,213
National Beverage Corp.	Morgan Stanley	326	15,067	14,778	(290)
PepsiCo, Inc.	Morgan Stanley	2,337	360,563	405,960	50,469
Philip Morris International, Inc.	Morgan Stanley	3,653	315,249	347,035	47,428
Sanderson Farms, Inc.	Morgan Stanley	2,078	386,822	397,064	10,920
Tyson Foods, Inc., Class A	Morgan Stanley	2,681	181,571	233,676	56,430
Vector Group Ltd.	Morgan Stanley	1,692	16,749	19,424	3,170
		73,153	4,273,483	4,765,564	591,345
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1,428	167,359	200,977	36,836
Acadia Healthcare Co., Inc.	Morgan Stanley	3,623	210,341	219,916	9,575
Alcon, Inc. (Switzerland)	Morgan Stanley	2,959	239,191	257,788	19,146

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Align Technology, Inc.	Morgan Stanley	942	$490,469	$619,064	$128,523
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	4,075	63,247	75,184	12,486
Amedisys, Inc.	Morgan Stanley	736	104,864	119,144	14,459
AngioDynamics, Inc.	Morgan Stanley	41	1,155	1,131	(25)
Anthem, Inc.	Morgan Stanley	2,109	767,504	977,606	216,445
Apollo Medical Holdings, Inc.	Morgan Stanley	4,340	375,847	318,903	(56,943)
Avanos Medical, Inc.	Morgan Stanley	1,115	35,713	38,657	2,944
Baxter International, Inc.	Morgan Stanley	1,075	83,739	92,278	8,887
Cerner Corp.	Morgan Stanley	4,880	354,624	453,206	101,034
Cerus Corp.	Morgan Stanley	627	4,314	4,270	(44)
Community Health Systems, Inc.	Morgan Stanley	19,461	158,224	259,026	101,503
CVS Health Corp.	Morgan Stanley	2,345	184,524	241,910	60,157
Danaher Corp.	Morgan Stanley	859	206,049	282,620	77,217
DaVita, Inc.	Morgan Stanley	669	74,950	76,105	1,152
Dexcom, Inc.	Morgan Stanley	530	320,151	284,584	(35,567)
Doximity, Inc., Class A	Morgan Stanley	813	58,941	40,756	(18,186)
Edwards Lifesciences Corp.	Morgan Stanley	616	66,839	79,803	18,960
Ensign Group, Inc. (The)	Morgan Stanley	900	53,139	75,564	24,758
Envista Holdings Corp.	Morgan Stanley	3,128	127,422	140,948	33,083
Fulgent Genetics, Inc.	Morgan Stanley	2,739	230,439	275,516	45,884
Globus Medical, Inc., Class A	Morgan Stanley	1,544	108,569	111,477	2,582
HCA Healthcare, Inc.	Morgan Stanley	601	117,671	154,409	37,554
Hologic, Inc.	Morgan Stanley	1,660	118,755	127,090	8,334
ICU Medical, Inc.	Morgan Stanley	493	111,906	117,009	5,089
IDEXX Laboratories, Inc.	Morgan Stanley	188	93,083	123,790	30,707
Integra LifeSciences Holdings Corp.	Morgan Stanley	3,535	241,693	236,810	(4,884)
Intuitive Surgical, Inc.	Morgan Stanley	550	161,457	197,615	36,157
Laboratory Corp. of America Holdings	Morgan Stanley	2,399	545,874	753,790	208,708
LivaNova PLC (United Kingdom)	Morgan Stanley	4,004	329,647	350,070	20,396
McKesson Corp.	Morgan Stanley	2,508	506,795	623,414	122,060
MEDNAX, Inc.	Morgan Stanley	2,725	81,275	74,147	(7,276)
Medtronic PLC (Ireland)	Morgan Stanley	9,998	1,103,530	1,034,293	(62,860)
Merit Medical Systems, Inc.	Morgan Stanley	2,208	122,825	137,558	14,733
National Research Corp.	Morgan Stanley	25	1,072	1,038	(31)
Omnicell, Inc.	Morgan Stanley	599	75,702	108,084	32,382
Owens & Minor, Inc.	Morgan Stanley	488	12,516	21,228	8,717
Quest Diagnostics, Inc.	Morgan Stanley	1,196	155,311	206,920	53,920
ResMed, Inc.	Morgan Stanley	774	202,117	201,612	(311)
Select Medical Holdings Corp.	Morgan Stanley	3,181	96,712	93,521	(3,084)
STAAR Surgical Co.	Morgan Stanley	2,471	310,507	225,602	(86,885)
Stryker Corp.	Morgan Stanley	1,120	289,440	299,510	11,261
Tandem Diabetes Care, Inc.	Morgan Stanley	234	30,719	35,222	5,839
Teleflex, Inc.	Morgan Stanley	697	226,802	228,951	2,218
Tenet Healthcare Corp.	Morgan Stanley	2,348	173,016	191,808	18,792
Tivity Health, Inc.	Morgan Stanley	267	6,502	7,059	557
UnitedHealth Group, Inc.	Morgan Stanley	1,470	508,246	738,146	239,679
Universal Health Services, Inc., Class B	Morgan Stanley	304	40,105	39,417	(628)
Varex Imaging Corp.	Morgan Stanley	1,075	31,509	33,916	2,407

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	Morgan Stanley	1,309	$339,771	$334,423	$(5,348)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	825	101,460	104,808	3,574
		110,806	10,623,632	12,047,693	1,496,643
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1,331	117,773	136,428	19,088
Colgate-Palmolive Co.	Morgan Stanley	7,142	549,292	609,498	83,243
Coty, Inc., Class A	Morgan Stanley	31,908	296,158	335,034	38,875
Edgewell Personal Care Co.	Morgan Stanley	1,355	52,377	61,937	9,861
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	371	103,067	137,344	35,132
Kimberly-Clark Corp.	Morgan Stanley	1,437	191,649	205,376	15,662
Procter & Gamble Co. (The)	Morgan Stanley	2,463	326,721	402,898	81,256
Spectrum Brands Holdings, Inc.	Morgan Stanley	816	80,382	83,004	3,059
		46,823	1,717,419	1,971,519	286,176
Materials
AdvanSix, Inc.	Morgan Stanley	1,559	67,849	73,663	5,814
Albemarle Corp.	Morgan Stanley	2,205	567,196	515,463	(83,862)
Alcoa Corp.	Morgan Stanley	5,141	250,270	306,301	63,652
Ashland Global Holdings, Inc.	Morgan Stanley	223	18,608	24,008	5,785
Avery Dennison Corp.	Morgan Stanley	385	80,253	83,379	3,312
Barrick Gold Corp. (Canada)	Morgan Stanley	36,884	685,295	700,796	18,840
Berry Global Group, Inc.	Morgan Stanley	682	45,144	50,318	5,173
Celanese Corp.	Morgan Stanley	2,757	453,590	463,341	9,981
CF Industries Holdings, Inc.	Morgan Stanley	3,728	223,401	263,868	42,492
Chemours Co. (The)	Morgan Stanley	2,717	81,797	91,183	10,065
Compass Minerals International, Inc.	Morgan Stanley	846	43,674	43,214	(332)
Corteva, Inc.	Morgan Stanley	7,753	351,754	366,562	15,323
Crown Holdings, Inc.	Morgan Stanley	2,563	271,323	283,519	12,608
Dow, Inc.	Morgan Stanley	3,522	200,894	199,768	2,771
DuPont de Nemours, Inc.	Morgan Stanley	2,149	157,256	173,596	17,592
Eagle Materials, Inc.	Morgan Stanley	832	115,157	138,495	24,278
Eastman Chemical Co.	Morgan Stanley	176	18,265	21,280	3,736
Ecovyst, Inc.	Morgan Stanley	460	4,914	4,710	(204)
Ferro Corp.	Morgan Stanley	4,724	98,743	103,125	4,382
FMC Corp.	Morgan Stanley	1,045	109,693	114,835	5,695
Freeport-McMoRan, Inc.	Morgan Stanley	2,957	99,415	123,396	24,497
Ingevity Corp.	Morgan Stanley	542	40,463	38,861	(1,602)
International Paper Co.	Morgan Stanley	5,206	256,785	244,578	(9,155)
Kinross Gold Corp. (Canada)	Morgan Stanley	20,354	109,157	118,257	9,136
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	3,840	152,883	161,088	8,773
Kraton Corp.	Morgan Stanley	805	36,904	37,288	384
Kronos Worldwide, Inc.	Morgan Stanley	18	267	270	6
Linde PLC (Ireland)	Morgan Stanley	955	280,675	330,841	52,343
Livent Corp.	Morgan Stanley	1,366	31,886	33,303	1,541
Louisiana-Pacific Corp.	Morgan Stanley	1,235	69,175	96,762	28,653
LyondellBasell Industries N.V., Class A (Netherlands)	Morgan Stanley	1,800	174,312	166,014	(6,326)
Martin Marietta Materials, Inc.	Morgan Stanley	357	122,668	157,266	35,177
Methanex Corp. (Canada)	Morgan Stanley	53	2,119	2,096	(23)
New Gold, Inc. (Canada)	Morgan Stanley	3,199	4,539	4,799	259

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Nucor Corp.	Morgan Stanley	1,963	$172,622	$224,076	$54,205
O-I Glass, Inc.	Morgan Stanley	132	1,256	1,588	686
Olin Corp.	Morgan Stanley	6,283	308,365	361,398	54,433
Packaging Corp. of America	Morgan Stanley	729	98,469	99,253	1,515
Pan American Silver Corp. (Canada)	Morgan Stanley	10,291	249,276	256,966	7,690
PPG Industries, Inc.	Morgan Stanley	2	269	345	358
Pretium Resources, Inc. (Canada)	Morgan Stanley	4,910	52,972	69,182	16,425
Reliance Steel & Aluminum Co.	Morgan Stanley	1	144	162	143
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	996	51,612	51,712	153
Sealed Air Corp.	Morgan Stanley	1,774	81,315	119,692	39,685
Sensient Technologies Corp.	Morgan Stanley	867	83,541	86,752	3,337
Sherwin-Williams Co. (The)	Morgan Stanley	1,508	419,097	531,057	115,732
Southern Copper Corp.	Morgan Stanley	216	12,888	13,329	714
SSR Mining, Inc. (Canada)	Morgan Stanley	8,202	143,451	145,175	1,724
Steel Dynamics, Inc.	Morgan Stanley	3,334	214,494	206,941	(6,720)
Summit Materials, Inc., Class A	Morgan Stanley	43	1,723	1,726	37
United States Steel Corp.	Morgan Stanley	14,342	348,670	341,483	(7,083)
Warrior Met Coal, Inc.	Morgan Stanley	86	2,199	2,211	12
Westlake Chemical Corp.	Morgan Stanley	1,197	116,983	116,265	(503)
Westrock Co.	Morgan Stanley	3,475	171,485	154,151	(16,718)
		183,389	7,757,155	8,319,707	576,589
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	14,624	1,086,890	972,935	(109,515)
Alphabet, Inc., Class A	Morgan Stanley	891	2,373,180	2,581,263	208,084
Altice U.S.A., Inc., Class A	Morgan Stanley	8,282	137,218	134,003	(3,215)
AMC Networks, Inc., Class A	Morgan Stanley	2,289	93,372	78,833	(14,539)
Charter Communications, Inc., Class A	Morgan Stanley	497	326,655	324,029	(3,343)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	759	2,545	2,512	(33)
Comcast Corp., Class A	Morgan Stanley	4,152	219,915	208,970	(10,593)
Discovery, Inc., Class A	Morgan Stanley	7,999	194,809	188,296	(8,069)
DISH Network Corp., Class A	Morgan Stanley	4,423	129,529	143,482	13,953
Fox Corp., Class A	Morgan Stanley	2,921	96,884	107,785	12,188
Gray Television, Inc.	Morgan Stanley	1,285	21,995	25,906	4,478
iHeartMedia, Inc., Class A	Morgan Stanley	44	933	926	(7)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	5,055	159,366	189,310	38,736
Live Nation Entertainment, Inc.	Morgan Stanley	7,087	782,477	848,243	65,766
Match Group, Inc.	Morgan Stanley	3,929	582,366	519,610	(62,756)
Meta Platforms, Inc., Class A	Morgan Stanley	2,640	835,026	887,964	52,938
Netflix, Inc.	Morgan Stanley	1,458	749,576	878,358	128,781
News Corp., Class A	Morgan Stanley	756	16,511	16,866	366
Nexstar Media Group, Inc., Class A	Morgan Stanley	159	23,752	24,006	254
Omnicom Group, Inc.	Morgan Stanley	1,102	82,652	80,744	(651)
Pinterest, Inc., Class A	Morgan Stanley	19,756	831,808	718,131	(131,127)
PubMatic, Inc., Class A	Morgan Stanley	1,986	68,435	67,623	(812)
Scholastic Corp.	Morgan Stanley	53	2,094	2,118	24
Sciplay Corp., Class A	Morgan Stanley	402	5,761	5,540	(222)
TEGNA, Inc.	Morgan Stanley	6	111	111	—
Twitter, Inc.	Morgan Stanley	2,920	140,212	126,202	(14,010)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	30	$1,478	$1,480	$2
Yelp, Inc.	Morgan Stanley	2,308	85,168	83,642	(1,680)
		97,813	9,050,718	9,218,888	164,998
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	51	6,465	6,905	606
Agilent Technologies, Inc.	Morgan Stanley	5,759	854,307	919,424	78,794
Alector, Inc.	Morgan Stanley	1,727	36,077	35,663	(415)
Biogen, Inc.	Morgan Stanley	459	105,483	110,123	4,969
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	816	571,318	616,545	45,227
Bristol-Myers Squibb Co.	Morgan Stanley	6,402	370,075	399,165	29,736
Bruker Corp.	Morgan Stanley	897	69,633	75,267	6,132
Charles River Laboratories International, Inc.	Morgan Stanley	42	13,348	15,825	3,427
Corcept Therapeutics, Inc.	Morgan Stanley	2,212	42,328	43,798	1,470
Dynavax Technologies Corp.	Morgan Stanley	3,124	42,392	43,955	1,627
Elanco Animal Health, Inc.	Morgan Stanley	2,222	64,566	63,060	(1,505)
Gilead Sciences, Inc.	Morgan Stanley	1,049	66,230	76,168	12,737
Halozyme Therapeutics, Inc.	Morgan Stanley	2,660	89,496	106,959	18,611
Innoviva, Inc.	Morgan Stanley	4,999	62,439	86,233	23,794
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	14,456	168,306	168,557	25
Johnson & Johnson	Morgan Stanley	5,043	799,602	862,706	77,807
MaxCyte, Inc.	Morgan Stanley	276	2,832	2,812	(20)
Merck & Co., Inc.	Morgan Stanley	14,570	1,102,971	1,116,645	29,493
Mettler-Toledo International, Inc.	Morgan Stanley	162	246,404	274,948	28,544
Moderna, Inc.	Morgan Stanley	2,691	669,619	683,460	13,841
Organon & Co.	Morgan Stanley	4,955	161,908	150,880	(10,530)
Pacira BioSciences, Inc.	Morgan Stanley	2,001	109,648	120,400	11,023
PerkinElmer, Inc.	Morgan Stanley	92	11,741	18,498	6,790
Pfizer, Inc.	Morgan Stanley	24,269	909,383	1,433,084	547,063
Prestige Consumer Healthcare, Inc.	Morgan Stanley	689	25,702	41,788	16,135
Prothena Corp. PLC (Ireland)	Morgan Stanley	2,579	123,602	127,403	3,801
QIAGEN NV (Netherlands)	Morgan Stanley	156	8,675	8,670	(5)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	1,545	965,266	975,698	10,373
Sundial Growers, Inc. (Canada)	Morgan Stanley	86,719	55,150	50,150	(5,000)
Syndax Pharmaceuticals, Inc.	Morgan Stanley	41	819	897	78
Thermo Fisher Scientific, Inc.	Morgan Stanley	692	436,672	461,730	25,289
Waters Corp.	Morgan Stanley	604	173,401	225,050	54,108
Zoetis, Inc.	Morgan Stanley	359	55,097	87,607	32,779
Zogenix, Inc.	Morgan Stanley	54	889	878	(11)
		194,372	8,421,844	9,410,951	1,066,793
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	3,167	111,888	110,307	(1,582)
Academy Sports & Outdoors, Inc.	Morgan Stanley	3,010	125,678	132,139	6,460
Advance Auto Parts, Inc.	Morgan Stanley	902	136,353	216,372	82,951
Amazon.com, Inc.	Morgan Stanley	279	904,000	930,281	26,281
American Eagle Outfitters, Inc.	Morgan Stanley	1,896	43,578	48,007	4,433
AutoNation, Inc.	Morgan Stanley	3,077	344,378	359,547	15,170
AutoZone, Inc.	Morgan Stanley	262	412,481	549,254	136,773
Bath & Body Works, Inc.	Morgan Stanley	10,489	715,262	732,027	17,828

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Best Buy Co., Inc.	Morgan Stanley	42	$4,098	$4,267	$31
Buckle, Inc. (The)	Morgan Stanley	617	25,570	26,105	870
Burlington Stores, Inc.	Morgan Stanley	455	129,049	132,637	3,588
Children's Place, Inc. (The)	Morgan Stanley	114	8,916	9,039	123
Dick's Sporting Goods, Inc.	Morgan Stanley	2,963	323,356	340,715	16,083
Dillard's, Inc., Class A	Morgan Stanley	194	50,859	47,534	(3,288)
Dollar General Corp.	Morgan Stanley	638	140,074	150,460	12,699
eBay, Inc.	Morgan Stanley	10,711	713,362	712,282	(1,605)
Etsy, Inc.	Morgan Stanley	2,644	485,329	578,877	93,549
Genesco, Inc.	Morgan Stanley	39	2,505	2,503	(2)
Genuine Parts Co.	Morgan Stanley	1,272	135,962	178,334	48,069
Group 1 Automotive, Inc.	Morgan Stanley	56	10,724	10,932	321
Guess?, Inc.	Morgan Stanley	1,105	24,167	26,166	2,315
Home Depot, Inc. (The)	Morgan Stanley	668	222,565	277,227	56,663
LKQ Corp.	Morgan Stanley	3,885	174,809	233,217	60,735
Lowe's Cos., Inc.	Morgan Stanley	1,417	336,407	366,266	30,033
Macy's, Inc.	Morgan Stanley	2,609	73,170	68,304	(5,001)
MarineMax, Inc.	Morgan Stanley	1,815	92,721	107,158	14,437
ODP Corp. (The)	Morgan Stanley	1,812	72,145	71,175	(969)
O'Reilly Automotive, Inc.	Morgan Stanley	250	111,310	176,558	65,415
Overstock.com, Inc.	Morgan Stanley	5,354	381,420	315,940	(65,480)
Penske Automotive Group, Inc.	Morgan Stanley	1,862	182,035	199,644	18,345
RH	Morgan Stanley	132	80,794	70,744	(10,357)
Ross Stores, Inc.	Morgan Stanley	3,194	361,731	365,010	4,164
Shoe Carnival, Inc.	Morgan Stanley	1,112	44,402	43,457	(945)
Shutterstock, Inc.	Morgan Stanley	2,624	181,499	290,949	111,824
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	339	23,852	29,503	5,730
Sonic Automotive, Inc., Class A	Morgan Stanley	899	42,415	44,456	2,296
Target Corp.	Morgan Stanley	2,148	495,906	497,133	6,567
Victoria's Secret & Co.	Morgan Stanley	3,232	160,218	179,505	19,361
		77,284	7,884,988	8,634,031	773,885
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	2,938	400,318	422,778	22,460
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	679	31,262	41,120	9,858
Applied Materials, Inc.	Morgan Stanley	2,408	303,507	378,923	76,428
Axcelis Technologies, Inc.	Morgan Stanley	4,593	189,231	342,454	153,223
Broadcom, Inc.	Morgan Stanley	573	274,520	381,280	124,233
CEVA, Inc.	Morgan Stanley	19	828	822	(7)
Cohu, Inc.	Morgan Stanley	2,022	64,798	77,018	12,545
Diodes, Inc.	Morgan Stanley	639	67,945	70,169	2,223
Enphase Energy, Inc.	Morgan Stanley	202	37,511	36,954	51,913
Entegris, Inc.	Morgan Stanley	345	47,560	47,810	250
First Solar, Inc.	Morgan Stanley	282	24,738	24,579	(160)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	1,209	58,332	55,650	(3,172)
Impinj, Inc.	Morgan Stanley	188	17,001	16,676	(326)
Intel Corp.	Morgan Stanley	24,802	1,288,496	1,277,303	318
KLA Corp.	Morgan Stanley	564	180,951	242,582	63,436
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	416	13,821	32,573	22,063
MaxLinear, Inc.	Morgan Stanley	1,688	115,470	127,258	11,789

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	Morgan Stanley	13,022	$1,108,212	$1,212,999	$106,040
Monolithic Power Systems, Inc.	Morgan Stanley	546	293,008	269,358	(23,254)
NVIDIA Corp.	Morgan Stanley	2,319	704,166	682,041	(22,061)
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	3,060	598,756	697,007	101,376
ON Semiconductor Corp.	Morgan Stanley	1,962	76,814	133,259	62,819
Onto Innovation, Inc.	Morgan Stanley	1,595	126,627	161,462	35,016
PDF Solutions, Inc.	Morgan Stanley	4	129	127	(2)
Photronics, Inc.	Morgan Stanley	486	8,634	9,161	527
Power Integrations, Inc.	Morgan Stanley	2,032	194,680	188,752	(5,886)
Qorvo, Inc.	Morgan Stanley	6,344	802,667	992,138	189,472
QUALCOMM, Inc.	Morgan Stanley	4,067	565,674	743,732	185,249
Rambus, Inc.	Morgan Stanley	4,194	94,831	123,262	28,430
Semtech Corp.	Morgan Stanley	1,117	97,316	99,335	2,019
Silicon Laboratories, Inc.	Morgan Stanley	1,286	256,345	265,456	9,111
Synaptics, Inc.	Morgan Stanley	441	75,658	127,674	52,691
Teradyne, Inc.	Morgan Stanley	2,647	364,993	432,864	68,107
Texas Instruments, Inc.	Morgan Stanley	1,187	222,477	223,714	6,795
Xilinx, Inc.	Morgan Stanley	2,493	546,350	528,591	(17,760)
		92,369	9,253,626	10,466,881	1,325,763
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	670	195,617	277,749	83,914
Adobe, Inc.	Morgan Stanley	1,231	675,762	698,051	22,289
Akamai Technologies, Inc.	Morgan Stanley	650	70,721	76,076	5,369
Alliance Data Systems Corp.	Morgan Stanley	125	8,487	8,321	414
ANSYS, Inc.	Morgan Stanley	285	103,614	114,319	10,705
Automatic Data Processing, Inc.	Morgan Stanley	2,206	384,406	543,955	166,985
Bentley Systems, Inc., Class B	Morgan Stanley	1,535	73,607	74,187	594
Box, Inc., Class A	Morgan Stanley	1,735	39,634	45,440	6,240
Broadridge Financial Solutions, Inc.	Morgan Stanley	1,919	304,968	350,832	49,268
Cadence Design Systems, Inc.	Morgan Stanley	285	37,671	53,110	15,438
Cerence, Inc.	Morgan Stanley	1,910	184,351	146,382	(42,713)
CGI, Inc. (Canada)	Morgan Stanley	1,214	85,196	107,439	22,243
Concentrix Corp.	Morgan Stanley	445	76,018	79,486	3,467
Confluent, Inc., Class A	Morgan Stanley	402	30,365	30,648	283
DigitalOcean Holdings, Inc.	Morgan Stanley	3,221	267,330	258,743	(8,587)
Dolby Laboratories, Inc., Class A	Morgan Stanley	1,481	132,999	141,021	8,587
Dropbox, Inc., Class A	Morgan Stanley	3,127	90,176	76,737	(14,077)
DXC Technology Co.	Morgan Stanley	3,834	147,135	123,416	(23,718)
Fiserv, Inc.	Morgan Stanley	638	66,842	66,218	(624)
FleetCor Technologies, Inc.	Morgan Stanley	799	172,666	178,848	6,182
Fortinet, Inc.	Morgan Stanley	1,700	411,547	610,980	199,433
Gartner, Inc.	Morgan Stanley	727	211,748	243,051	31,303
Global Payments, Inc.	Morgan Stanley	3,108	395,300	420,139	25,553
Globant S.A. (Luxembourg)	Morgan Stanley	334	88,865	104,906	18,727
GoDaddy, Inc., Class A	Morgan Stanley	595	40,032	50,492	17,433
InterDigital, Inc.	Morgan Stanley	493	34,644	35,314	708
International Business Machines Corp.	Morgan Stanley	2,571	311,880	343,640	35,815
Intuit, Inc.	Morgan Stanley	390	193,154	250,856	58,027
Manhattan Associates, Inc.	Morgan Stanley	1,922	298,002	298,852	757

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Maximus, Inc.	Morgan Stanley	859	$67,443	$68,437	$1,216
McAfee Corp., Class A	Morgan Stanley	11,442	271,722	295,089	23,465
Microsoft Corp.	Morgan Stanley	3,139	834,682	1,055,708	225,036
New Relic, Inc.	Morgan Stanley	2,916	319,473	320,643	1,171
NortonLifeLock, Inc.	Morgan Stanley	4,620	112,589	120,028	8,886
Nutanix, Inc., Class A	Morgan Stanley	1,680	57,023	53,525	(4,122)
Open Text Corp. (Canada)	Morgan Stanley	6,705	291,832	318,353	30,980
Oracle Corp.	Morgan Stanley	20,756	1,747,398	1,810,131	69,165
Paychex, Inc.	Morgan Stanley	2,249	256,358	306,989	52,423
Paycom Software, Inc.	Morgan Stanley	690	320,150	286,481	(33,669)
PayPal Holdings, Inc.	Morgan Stanley	2,415	518,189	455,421	(62,769)
Progress Software Corp.	Morgan Stanley	1,949	95,218	94,078	(965)
PTC, Inc.	Morgan Stanley	1,086	134,670	131,569	(3,198)
salesforce.com, Inc.	Morgan Stanley	1,422	363,292	361,373	(1,919)
ServiceNow, Inc.	Morgan Stanley	1,277	747,421	828,913	81,493
Sprout Social, Inc., Class A	Morgan Stanley	592	61,998	53,688	(10,197)
SPS Commerce, Inc.	Morgan Stanley	303	29,918	43,132	13,214
SS&C Technologies Holdings, Inc.	Morgan Stanley	1,224	88,037	100,344	14,070
Synopsys, Inc.	Morgan Stanley	1,105	315,985	407,193	91,208
Teradata Corp.	Morgan Stanley	3,961	89,762	168,224	78,679
Verint Systems, Inc.	Morgan Stanley	1,204	51,235	63,222	12,441
VeriSign, Inc.	Morgan Stanley	513	100,629	130,210	29,581
Visa, Inc., Class A	Morgan Stanley	690	142,133	149,530	8,035
VMware, Inc., Class A	Morgan Stanley	2,151	247,197	249,258	1,695
Western Union Co. (The)	Morgan Stanley	11,496	235,886	205,089	(24,219)
Workiva, Inc.	Morgan Stanley	649	62,620	84,688	21,854
Xperi Holding Corp.	Morgan Stanley	243	4,689	4,595	(76)
Zoom Video Communications, Inc., Class A	Morgan Stanley	986	180,238	181,335	742
		127,874	12,880,524	14,156,454	1,324,235
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	13,516	362,199	291,135	(71,064)
Apple, Inc.	Morgan Stanley	7,171	1,137,614	1,273,354	136,778
CDW Corp.	Morgan Stanley	333	45,722	68,192	23,039
Cisco Systems, Inc.	Morgan Stanley	10,156	536,657	643,586	111,441
Coherent, Inc.	Morgan Stanley	965	248,420	257,211	8,791
Corning, Inc.	Morgan Stanley	8,116	305,526	302,159	3,096
Dell Technologies, Inc., Class C	Morgan Stanley	85	4,795	4,774	176
EchoStar Corp., Class A	Morgan Stanley	12,424	327,607	327,372	(235)
Extreme Networks, Inc.	Morgan Stanley	9,025	98,060	141,693	43,967
Harmonic, Inc.	Morgan Stanley	2,690	29,551	31,634	2,083
Hewlett Packard Enterprise Co.	Morgan Stanley	20,854	242,644	328,868	97,819
HP, Inc.	Morgan Stanley	9,862	214,196	371,502	168,153
Infinera Corp.	Morgan Stanley	7,628	66,641	73,153	6,511
Juniper Networks, Inc.	Morgan Stanley	1,446	46,714	51,637	4,974
Keysight Technologies, Inc.	Morgan Stanley	1,659	270,576	342,600	72,024
Knowles Corp.	Morgan Stanley	4,185	88,218	97,720	9,502
Motorola Solutions, Inc.	Morgan Stanley	517	131,074	140,469	9,147
NetApp, Inc.	Morgan Stanley	3,742	255,730	344,227	96,369
PC Connection, Inc.	Morgan Stanley	19	833	819	(14)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Pure Storage, Inc., Class A	Morgan Stanley	2,412	$78,612	$78,511	$(101)
Sanmina Corp.	Morgan Stanley	682	21,131	28,276	7,664
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	3,700	319,833	418,026	102,509
TD SYNNEX Corp.	Morgan Stanley	1,209	123,366	138,261	15,740
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	1,568	219,124	252,981	35,280
Trimble, Inc.	Morgan Stanley	828	68,032	72,193	4,235
Ubiquiti, Inc.	Morgan Stanley	276	75,714	84,649	9,383
Vishay Intertechnology, Inc.	Morgan Stanley	8,491	179,742	185,698	7,035
Vontier Corp.	Morgan Stanley	4,788	138,814	147,135	8,651
Western Digital Corp.	Morgan Stanley	5,087	306,494	331,723	25,230
Xerox Holdings Corp.	Morgan Stanley	1,141	25,726	25,832	794
Zebra Technologies Corp., Class A	Morgan Stanley	627	308,056	373,190	65,134
		145,202	6,277,421	7,228,580	1,004,111
Telecommunication Services
AT&T, Inc.	Morgan Stanley	14,077	373,195	346,294	(15,264)
Gogo, Inc.	Morgan Stanley	2,868	30,763	38,804	8,172
IDT Corp., Class B	Morgan Stanley	151	6,678	6,668	(10)
Iridium Communications, Inc.	Morgan Stanley	1,900	70,042	78,451	8,409
Lumen Technologies, Inc.	Morgan Stanley	19,812	252,164	248,641	5,864
T-Mobile U.S., Inc.	Morgan Stanley	3,052	371,454	353,971	(17,483)
Verizon Communications, Inc.	Morgan Stanley	8,676	470,228	450,805	(9,986)
		50,536	1,574,524	1,523,634	(20,298)
Transportation
Alaska Air Group, Inc.	Morgan Stanley	6,598	285,696	343,756	58,059
ArcBest Corp.	Morgan Stanley	5,618	237,179	673,317	460,447
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	2,415	137,535	227,300	89,765
Canadian National Railway Co. (Canada)	Morgan Stanley	572	71,269	70,276	(3,080)
CSX Corp.	Morgan Stanley	8,397	264,887	315,727	54,269
Expeditors International of Washington, Inc.	Morgan Stanley	4,609	394,136	618,943	232,743
Heartland Express, Inc.	Morgan Stanley	282	4,709	4,743	34
Matson, Inc.	Morgan Stanley	1,562	135,370	140,627	5,270
Norfolk Southern Corp.	Morgan Stanley	188	52,754	55,969	3,273
Old Dominion Freight Line, Inc.	Morgan Stanley	521	133,403	186,716	53,587
Ryder System, Inc.	Morgan Stanley	241	15,780	19,866	4,999
Saia, Inc.	Morgan Stanley	205	63,650	69,091	5,441
Schneider National, Inc., Class B	Morgan Stanley	993	21,386	26,722	5,501
Uber Technologies, Inc.	Morgan Stanley	4,124	178,580	172,919	(5,661)
Union Pacific Corp.	Morgan Stanley	1,852	396,494	466,574	74,197
United Parcel Service, Inc., Class B	Morgan Stanley	2,854	520,052	611,726	100,120
XPO Logistics, Inc.	Morgan Stanley	3,763	297,158	291,369	(5,960)
		44,794	3,210,038	4,295,641	1,133,004
Utilities
American Water Works Co., Inc.	Morgan Stanley	426	73,214	80,454	7,480
CMS Energy Corp.	Morgan Stanley	521	33,495	33,891	396
Dominion Energy, Inc.	Morgan Stanley	8,564	598,926	672,788	94,976
DTE Energy Co.	Morgan Stanley	4,475	514,860	534,942	22,854
Exelon Corp.	Morgan Stanley	16,642	672,931	961,242	315,239
FirstEnergy Corp.	Morgan Stanley	1,847	72,534	76,817	4,283

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
National Fuel Gas Co.	Morgan Stanley	1,205	$72,266	$77,048	$5,315
NRG Energy, Inc.	Morgan Stanley	19,895	716,718	857,077	167,600
PPL Corp.	Morgan Stanley	18,373	529,795	552,292	33,105
TransAlta Corp. (Canada)	Morgan Stanley	242	2,581	2,691	116
		72,190	3,287,320	3,849,242	651,364

Total Reference Entity — Long			125,808,049	142,752,776	18,101,215
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(7,499)	(341,254)	(359,052)	(18,222)
BorgWarner, Inc.	Morgan Stanley	(17,680)	(783,219)	(796,838)	(18,186)
Dana, Inc.	Morgan Stanley	(31,079)	(704,303)	(709,223)	(6,452)
Fox Factory Holding Corp.	Morgan Stanley	(1,695)	(268,064)	(288,320)	(21,609)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(15,162)	(341,126)	(323,254)	17,448
LCI Industries	Morgan Stanley	(11,703)	(1,656,244)	(1,824,147)	(201,272)
Lear Corp.	Morgan Stanley	(1,675)	(305,598)	(306,441)	(2,368)
Patrick Industries, Inc.	Morgan Stanley	(9,137)	(769,600)	(737,265)	24,248
Rivian Automotive, Inc., Class A	Morgan Stanley	(2,356)	(226,368)	(244,294)	(26,832)
		(97,986)	(5,395,776)	(5,588,834)	(253,245)
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(9,951)	(1,192,008)	(1,354,630)	(168,303)
AeroVironment, Inc.	Morgan Stanley	(6,317)	(529,887)	(391,844)	137,385
AGCO Corp.	Morgan Stanley	(2,805)	(349,469)	(325,436)	24,004
American Woodmark Corp.	Morgan Stanley	(5,859)	(402,622)	(382,007)	20,114
Arcosa, Inc.	Morgan Stanley	(15,649)	(873,363)	(824,702)	46,634
Array Technologies, Inc.	Morgan Stanley	(15,094)	(321,280)	(236,825)	84,056
AZEK Co., Inc. (The)	Morgan Stanley	(22,365)	(938,237)	(1,034,158)	(97,087)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(93,493)	(1,414,425)	(1,174,272)	238,394
Bloom Energy Corp., Class A	Morgan Stanley	(22,931)	(536,678)	(502,877)	33,134
BWX Technologies, Inc.	Morgan Stanley	(23,610)	(1,440,628)	(1,130,447)	297,799
CAE, Inc. (Canada)	Morgan Stanley	(4,286)	(109,426)	(108,179)	1,111
Carlisle Cos., Inc.	Morgan Stanley	(500)	(112,909)	(124,060)	(15,469)
Chart Industries, Inc.	Morgan Stanley	(1,530)	(294,005)	(244,020)	54,488
Colfax Corp.	Morgan Stanley	(18,793)	(976,626)	(863,914)	112,221
Columbus McKinnon Corp.	Morgan Stanley	(2,441)	(117,083)	(112,921)	4,001
Construction Partners, Inc., Class A	Morgan Stanley	(23,108)	(656,560)	(679,606)	(23,862)
Cornerstone Building Brands, Inc.	Morgan Stanley	(29,923)	(523,757)	(521,857)	299
CSW Industrials, Inc.	Morgan Stanley	(642)	(82,227)	(77,592)	4,533
Donaldson Co., Inc.	Morgan Stanley	(9,447)	(544,871)	(559,829)	(16,015)
Energy Recovery, Inc.	Morgan Stanley	(15,076)	(316,553)	(323,983)	(7,824)
EnerSys	Morgan Stanley	(13,694)	(1,060,555)	(1,082,648)	(23,403)
Evoqua Water Technologies Corp.	Morgan Stanley	(16,248)	(523,289)	(759,594)	(249,199)
Franklin Electric Co., Inc.	Morgan Stanley	(5,828)	(505,951)	(551,096)	(46,467)
FuelCell Energy, Inc.	Morgan Stanley	(89,127)	(1,280,329)	(463,460)	815,277
GATX Corp.	Morgan Stanley	(6,823)	(634,367)	(710,888)	(87,581)
Gibraltar Industries, Inc.	Morgan Stanley	(6,077)	(433,131)	(405,214)	27,378
GMS, Inc.	Morgan Stanley	(13,305)	(691,161)	(799,764)	(109,462)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(15,591)	(230,920)	(245,091)	(14,458)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Greenbrier Cos., Inc. (The)	Morgan Stanley	(3,169)	$(135,140)	$(145,425)	$(10,454)
Griffon Corp.	Morgan Stanley	(8,533)	(214,573)	(243,020)	(29,448)
Hubbell, Inc.	Morgan Stanley	(2,701)	(549,671)	(562,537)	(16,924)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(5,001)	(929,971)	(933,887)	(8,898)
IES Holdings, Inc.	Morgan Stanley	(159)	(7,885)	(8,052)	(177)
Illinois Tool Works, Inc.	Morgan Stanley	(786)	(191,253)	(193,985)	(5,885)
JELD-WEN Holding, Inc.	Morgan Stanley	(8,054)	(215,831)	(212,303)	3,232
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(14,551)	(350,246)	(282,289)	69,418
Lindsay Corp.	Morgan Stanley	(1,802)	(287,702)	(273,904)	12,500
Masonite International Corp. (Canada)	Morgan Stanley	(1,484)	(171,089)	(175,038)	(4,229)
Maxar Technologies, Inc.	Morgan Stanley	(3,658)	(171,895)	(108,021)	63,514
Mercury Systems, Inc.	Morgan Stanley	(31,278)	(1,962,910)	(1,722,167)	234,922
Meritor, Inc.	Morgan Stanley	(12,836)	(342,669)	(318,076)	24,425
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(8,199)	(711,940)	(689,208)	13,787
Nikola Corp.	Morgan Stanley	(41,943)	(439,734)	(413,977)	25,209
NV5 Global, Inc.	Morgan Stanley	(2,064)	(114,263)	(285,080)	(170,959)
Parsons Corp.	Morgan Stanley	(4,569)	(173,401)	(153,747)	19,709
PGT Innovations, Inc.	Morgan Stanley	(32,237)	(612,515)	(725,010)	(113,257)
Primoris Services Corp.	Morgan Stanley	(19,672)	(500,240)	(471,735)	26,179
Proto Labs, Inc.	Morgan Stanley	(20,968)	(2,246,442)	(1,076,707)	1,166,943
REV Group, Inc.	Morgan Stanley	(535)	(7,603)	(7,570)	18
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(821)	(50,788)	(50,647)	77
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(5,964)	(195,407)	(144,925)	50,866
Simpson Manufacturing Co., Inc.	Morgan Stanley	(4,685)	(598,742)	(651,543)	(53,546)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(1,131)	(56,325)	(48,735)	9,685
Sunrun, Inc.	Morgan Stanley	(17,492)	(1,083,363)	(599,976)	482,040
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(20,700)	(687,947)	(739,197)	(57,107)
Timken Co. (The)	Morgan Stanley	(2,748)	(212,243)	(190,409)	21,407
TriMas Corp.	Morgan Stanley	(213)	(7,619)	(7,881)	(272)
United Rentals, Inc.	Morgan Stanley	(3,621)	(1,391,496)	(1,203,222)	191,852
Univar Solutions, Inc.	Morgan Stanley	(15,153)	(375,422)	(429,588)	(59,690)
Valmont Industries, Inc.	Morgan Stanley	(2,581)	(624,382)	(646,541)	(24,706)
Vertiv Holdings Co.	Morgan Stanley	(7,216)	(197,016)	(180,184)	18,325
Wabash National Corp.	Morgan Stanley	(2,236)	(42,011)	(43,647)	(1,688)
		(799,273)	(32,952,051)	(29,929,147)	2,918,566
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(178,649)	(1,606,849)	(1,502,438)	86,120
BrightView Holdings, Inc.	Morgan Stanley	(2,857)	(40,623)	(40,227)	346
Clarivate PLC (Jersey)	Morgan Stanley	(25,344)	(636,394)	(596,091)	40,613
CoStar Group, Inc.	Morgan Stanley	(3,691)	(365,325)	(291,700)	74,168
Deluxe Corp.	Morgan Stanley	(5,533)	(214,076)	(177,665)	34,249
Driven Brands Holdings, Inc.	Morgan Stanley	(8,122)	(261,684)	(273,062)	(11,703)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(76,041)	(1,422,800)	(1,558,080)	(137,049)
Equifax, Inc.	Morgan Stanley	(3,751)	(1,092,054)	(1,098,255)	(12,079)
FTI Consulting, Inc.	Morgan Stanley	(1,168)	(168,855)	(179,195)	(11,358)
GFL Environmental, Inc., sub-voting shares (Canada)	Morgan Stanley	(13,804)	(536,050)	(522,481)	12,902
Harsco Corp.	Morgan Stanley	(24,120)	(396,962)	(403,045)	(6,577)
Huron Consulting Group, Inc.	Morgan Stanley	(312)	(15,373)	(15,569)	(215)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(7,809)	(1,032,684)	(1,037,972)	(14,642)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Insperity, Inc.	Morgan Stanley	(7,119)	$(739,442)	$(840,825)	$(128,074)
ManTech International Corp., Class A	Morgan Stanley	(1,673)	(148,597)	(122,012)	25,731
MillerKnoll, Inc.	Morgan Stanley	(14,661)	(568,009)	(574,565)	(8,826)
Pitney Bowes, Inc.	Morgan Stanley	(92,697)	(780,732)	(614,581)	155,013
TrueBlue, Inc.	Morgan Stanley	(2,267)	(61,786)	(62,728)	(1,019)
U.S. Ecology, Inc.	Morgan Stanley	(12,865)	(452,508)	(410,908)	41,633
UniFirst Corp.	Morgan Stanley	(939)	(191,331)	(197,566)	(6,482)
Upwork, Inc.	Morgan Stanley	(40,517)	(1,518,632)	(1,384,061)	132,683
Viad Corp.	Morgan Stanley	(8,002)	(337,445)	(342,406)	(5,811)
		(531,941)	(12,588,211)	(12,245,432)	259,623
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(23,725)	(710,508)	(651,014)	59,021
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(28,904)	(1,128,646)	(1,071,182)	56,799
Carter's, Inc.	Morgan Stanley	(8,138)	(859,844)	(823,728)	30,767
Clarus Corp.	Morgan Stanley	(115)	(3,162)	(3,188)	(30)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(5,997)	(1,346,249)	(1,466,087)	(124,119)
Installed Building Products, Inc.	Morgan Stanley	(5,274)	(690,058)	(736,883)	(49,849)
iRobot Corp.	Morgan Stanley	(2,423)	(212,778)	(159,627)	52,886
Johnson Outdoors, Inc., Class A	Morgan Stanley	(82)	(7,861)	(7,683)	168
Latham Group, Inc.	Morgan Stanley	(6,806)	(137,545)	(170,354)	(34,769)
La-Z-Boy, Inc.	Morgan Stanley	(4,974)	(175,326)	(180,606)	(5,775)
Leggett & Platt, Inc.	Morgan Stanley	(14,801)	(638,993)	(609,209)	22,880
Malibu Boats, Inc., Class A	Morgan Stanley	(3,179)	(268,984)	(218,493)	50,156
Oxford Industries, Inc.	Morgan Stanley	(3,288)	(252,097)	(333,798)	(88,324)
Peloton Interactive, Inc., Class A	Morgan Stanley	(75,936)	(5,285,449)	(2,715,471)	2,562,709
Polaris, Inc.	Morgan Stanley	(14,880)	(1,785,810)	(1,635,461)	139,963
Sonos, Inc.	Morgan Stanley	(6,210)	(188,704)	(185,058)	3,411
VF Corp.	Morgan Stanley	(6,343)	(476,828)	(464,434)	8,590
Wolverine World Wide, Inc.	Morgan Stanley	(13,210)	(435,829)	(380,580)	53,386
YETI Holdings, Inc.	Morgan Stanley	(8,914)	(815,509)	(738,347)	76,580
		(233,199)	(15,420,180)	(12,551,203)	2,814,450
Consumer Services
Aramark	Morgan Stanley	(27,677)	(1,032,790)	(1,019,897)	5,442
Bally's Corp.	Morgan Stanley	(15,539)	(977,120)	(591,414)	384,490
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(4,021)	(687,876)	(506,163)	186,524
Carnival Corp. (Panama)	Morgan Stanley	(13,485)	(342,884)	(271,318)	71,139
Denny's Corp.	Morgan Stanley	(29,876)	(497,138)	(478,016)	17,143
Domino's Pizza, Inc.	Morgan Stanley	(329)	(184,010)	(185,665)	(1,884)
DraftKings, Inc., Class A	Morgan Stanley	(35,103)	(1,517,295)	(964,279)	551,129
Frontdoor, Inc.	Morgan Stanley	(3,379)	(187,320)	(123,840)	63,246
Monarch Casino & Resort, Inc.	Morgan Stanley	(2,185)	(77,382)	(161,581)	(85,516)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(61,535)	(1,413,971)	(1,276,236)	135,977
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(20,628)	(1,735,629)	(1,586,293)	145,852
Shake Shack, Inc., Class A	Morgan Stanley	(7,487)	(736,496)	(540,262)	195,318
Stride, Inc.	Morgan Stanley	(27,031)	(1,202,092)	(900,943)	299,772
Terminix Global Holdings, Inc.	Morgan Stanley	(10,996)	(490,036)	(497,349)	(7,922)
Vail Resorts, Inc.	Morgan Stanley	(549)	(176,126)	(180,017)	(5,379)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Wendy's Co. (The)	Morgan Stanley	(34,434)	$(778,011)	$(821,251)	$(44,139)
Wingstop, Inc.	Morgan Stanley	(14,194)	(2,434,706)	(2,452,723)	(23,426)
		(308,448)	(14,470,882)	(12,557,247)	1,887,766
Diversified Financials
Federated Hermes, Inc.	Morgan Stanley	(3,227)	(120,744)	(121,271)	(677)
Morningstar, Inc.	Morgan Stanley	(1,292)	(414,891)	(441,851)	(27,530)
		(4,519)	(535,635)	(563,122)	(28,207)
Energy
Antero Midstream Corp.	Morgan Stanley	(13,900)	(151,676)	(134,552)	16,118
Chesapeake Energy Corp.	Morgan Stanley	(6,829)	(424,843)	(440,607)	(17,474)
Civitas Resources, Inc.	Morgan Stanley	(9,754)	(453,319)	(477,653)	(28,095)
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(21,934)	(609,258)	(489,348)	119,033
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(212,467)	(934,370)	(1,134,574)	(211,083)
Delek U.S. Holdings, Inc.	Morgan Stanley	(78,397)	(1,391,740)	(1,175,171)	206,723
Enbridge, Inc. (Canada)	Morgan Stanley	(13,259)	(566,502)	(518,162)	40,613
Enerplus Corp. (Canada)	Morgan Stanley	(55,510)	(406,418)	(587,296)	(186,802)
EQT Corp.	Morgan Stanley	(237,401)	(4,786,806)	(5,177,716)	(396,861)
Gevo, Inc.	Morgan Stanley	(116,272)	(702,179)	(497,644)	204,428
Gulfport Energy Corp.	Morgan Stanley	(1,383)	(102,857)	(99,617)	3,112
Kinder Morgan, Inc.	Morgan Stanley	(51,465)	(910,141)	(816,235)	93,033
Kosmos Energy Ltd.	Morgan Stanley	(151,589)	(543,524)	(524,498)	18,350
Laredo Petroleum, Inc.	Morgan Stanley	(9,413)	(623,963)	(566,004)	57,184
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(83,019)	(866,217)	(805,284)	59,856
New Fortress Energy, Inc.	Morgan Stanley	(20,627)	(576,630)	(497,936)	75,272
NexGen Energy Ltd. (Canada)	Morgan Stanley	(794)	(3,413)	(3,470)	(61)
Northern Oil and Gas, Inc.	Morgan Stanley	(16,154)	(320,178)	(332,449)	(14,933)
Par Pacific Holdings, Inc.	Morgan Stanley	(21,638)	(336,050)	(356,811)	(21,445)
Patterson-UTI Energy, Inc.	Morgan Stanley	(79,570)	(639,383)	(672,367)	(34,693)
Pioneer Natural Resources Co.	Morgan Stanley	(5,361)	(929,914)	(975,059)	(70,791)
Range Resources Corp.	Morgan Stanley	(49,699)	(863,777)	(886,133)	(24,699)
Renewable Energy Group, Inc.	Morgan Stanley	(41,687)	(2,128,210)	(1,769,196)	356,368
RPC, Inc.	Morgan Stanley	(65,203)	(222,215)	(296,022)	(74,083)
Southwestern Energy Co.	Morgan Stanley	(872,917)	(4,236,725)	(4,067,793)	163,664
TC Energy Corp. (Canada)	Morgan Stanley	(28,185)	(1,368,001)	(1,311,730)	33,765
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(353,831)	(2,570,477)	(2,094,680)	472,602
Tellurian, Inc.	Morgan Stanley	(196,710)	(583,053)	(605,867)	(23,539)
		(2,814,968)	(28,251,839)	(27,313,874)	815,562
Food & Staples Retailing
Casey's General Stores, Inc.	Morgan Stanley	(13,000)	(2,526,740)	(2,565,550)	(46,101)
Grocery Outlet Holding Corp.	Morgan Stanley	(15,794)	(684,521)	(446,654)	255,956
Performance Food Group Co.	Morgan Stanley	(15,848)	(756,070)	(727,265)	27,877
		(44,642)	(3,967,331)	(3,739,469)	237,732
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(21,776)	(708,060)	(669,176)	(2,616)
Beyond Meat, Inc.	Morgan Stanley	(8,908)	(1,163,496)	(580,445)	581,604
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(1,388)	(707,703)	(701,079)	3,547
Brown-Forman Corp., Class B	Morgan Stanley	(4,170)	(299,355)	(303,826)	(4,843)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Bunge Ltd. (Bermuda)	Morgan Stanley	(13,687)	$(1,269,589)	$(1,277,818)	$(16,392)
Celsius Holdings, Inc.	Morgan Stanley	(34,290)	(2,544,612)	(2,557,005)	(15,557)
Conagra Brands, Inc.	Morgan Stanley	(21,115)	(725,327)	(721,077)	(5,710)
Freshpet, Inc.	Morgan Stanley	(13,205)	(1,713,217)	(1,258,040)	453,046
Hain Celestial Group, Inc. (The)	Morgan Stanley	(5,432)	(243,578)	(231,458)	12,786
Hershey Co. (The)	Morgan Stanley	(2,759)	(520,111)	(533,784)	(16,295)
Hormel Foods Corp.	Morgan Stanley	(24,632)	(1,054,919)	(1,202,288)	(172,789)
Ingredion, Inc.	Morgan Stanley	(6,625)	(636,298)	(640,240)	(18,337)
J & J Snack Foods Corp.	Morgan Stanley	(187)	(29,358)	(29,539)	(217)
J M Smucker Co. (The)	Morgan Stanley	(5,001)	(658,051)	(679,236)	(24,330)
Lamb Weston Holdings, Inc.	Morgan Stanley	(17,098)	(1,072,265)	(1,083,671)	(15,845)
Lancaster Colony Corp.	Morgan Stanley	(4,292)	(710,911)	(710,755)	(1,138)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(25,420)	(2,237,564)	(2,455,826)	(235,754)
MGP Ingredients, Inc.	Morgan Stanley	(4,534)	(202,893)	(385,345)	(187,634)
Mission Produce, Inc.	Morgan Stanley	(1,336)	(24,077)	(20,975)	3,071
Monster Beverage Corp.	Morgan Stanley	(3,218)	(304,896)	(309,057)	(4,540)
Pilgrim's Pride Corp.	Morgan Stanley	(6,343)	(142,711)	(178,873)	(36,339)
Post Holdings, Inc.	Morgan Stanley	(2,346)	(274,325)	(264,465)	9,532
TreeHouse Foods, Inc.	Morgan Stanley	(11,281)	(446,437)	(457,219)	(11,768)
Utz Brands, Inc.	Morgan Stanley	(33,729)	(715,145)	(537,978)	173,365
		(272,772)	(18,404,898)	(17,789,175)	466,847
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(25,986)	(842,937)	(456,574)	385,315
ABIOMED, Inc.	Morgan Stanley	(2,794)	(957,423)	(1,003,521)	(47,288)
Accolade, Inc.	Morgan Stanley	(15,757)	(617,905)	(415,355)	201,782
AdaptHealth Corp.	Morgan Stanley	(25,950)	(633,387)	(634,737)	(2,138)
Alphatec Holdings, Inc.	Morgan Stanley	(47,610)	(600,532)	(544,182)	55,603
American Well Corp., Class A	Morgan Stanley	(23,291)	(328,101)	(140,678)	187,016
AMN Healthcare Services, Inc.	Morgan Stanley	(1,428)	(175,950)	(174,687)	1,044
Becton Dickinson and Co.	Morgan Stanley	(1,151)	(296,423)	(289,453)	5,440
BioLife Solutions, Inc.	Morgan Stanley	(14,854)	(590,308)	(553,609)	35,965
Brookdale Senior Living, Inc.	Morgan Stanley	(26,930)	(181,941)	(138,959)	43,225
Cardinal Health, Inc.	Morgan Stanley	(18,049)	(904,166)	(929,343)	(36,653)
Cardiovascular Systems, Inc.	Morgan Stanley	(10,617)	(387,509)	(199,387)	187,944
Castle Biosciences, Inc.	Morgan Stanley	(15,223)	(960,967)	(652,610)	307,162
Change Healthcare, Inc.	Morgan Stanley	(21,755)	(456,883)	(465,122)	(8,824)
CONMED Corp.	Morgan Stanley	(3,333)	(507,392)	(472,486)	33,628
Covetrus, Inc.	Morgan Stanley	(31,469)	(935,196)	(628,436)	305,781
GoodRx Holdings, Inc., Class A	Morgan Stanley	(5,634)	(258,570)	(184,119)	80,294
Guardant Health, Inc.	Morgan Stanley	(12,894)	(1,609,525)	(1,289,658)	317,865
Haemonetics Corp.	Morgan Stanley	(3,247)	(369,418)	(172,221)	202,347
Health Catalyst, Inc.	Morgan Stanley	(11,217)	(475,768)	(444,418)	30,759
HealthEquity, Inc.	Morgan Stanley	(2,192)	(97,954)	(96,974)	858
Heska Corp.	Morgan Stanley	(352)	(61,549)	(64,236)	(2,764)
Humana, Inc.	Morgan Stanley	(3,423)	(1,560,931)	(1,587,793)	(39,990)
Inari Medical, Inc.	Morgan Stanley	(17,101)	(1,519,246)	(1,560,808)	(45,142)
Insulet Corp.	Morgan Stanley	(5,679)	(1,631,205)	(1,511,012)	117,692
Intersect ENT, Inc.	Morgan Stanley	(96)	(2,619)	(2,622)	(7)
iRhythm Technologies, Inc.	Morgan Stanley	(2,720)	(131,940)	(320,117)	(202,805)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	Morgan Stanley	(18,790)	$(458,757)	$(542,843)	$(85,829)
LHC Group, Inc.	Morgan Stanley	(2,967)	(419,631)	(407,161)	11,948
Masimo Corp.	Morgan Stanley	(1,084)	(306,157)	(317,374)	(12,594)
Mesa Laboratories, Inc.	Morgan Stanley	(752)	(188,414)	(246,724)	(59,461)
ModivCare, Inc.	Morgan Stanley	(1,238)	(175,732)	(183,583)	(8,069)
Neogen Corp.	Morgan Stanley	(2,932)	(131,788)	(133,142)	(1,518)
Nevro Corp.	Morgan Stanley	(5,045)	(463,063)	(408,998)	53,489
Novocure Ltd. (Jersey)	Morgan Stanley	(6,899)	(745,555)	(517,977)	234,329
Oak Street Health, Inc.	Morgan Stanley	(71,293)	(3,166,121)	(2,362,650)	798,374
Option Care Health, Inc.	Morgan Stanley	(18,711)	(445,957)	(532,141)	(86,738)
OrthoPediatrics Corp.	Morgan Stanley	(3,377)	(180,038)	(202,147)	(22,617)
Outset Medical, Inc.	Morgan Stanley	(8,846)	(397,485)	(407,712)	(10,721)
Penumbra, Inc.	Morgan Stanley	(1,502)	(415,984)	(431,555)	(17,382)
Phreesia, Inc.	Morgan Stanley	(5,737)	(299,249)	(239,003)	59,873
Progyny, Inc.	Morgan Stanley	(14,280)	(886,646)	(718,998)	166,545
Quidel Corp.	Morgan Stanley	(6,983)	(1,045,400)	(942,635)	104,044
RadNet, Inc.	Morgan Stanley	(18,115)	(346,487)	(545,443)	(199,386)
Schrodinger, Inc.	Morgan Stanley	(26,456)	(1,446,971)	(921,462)	523,709
Silk Road Medical, Inc.	Morgan Stanley	(12,611)	(655,625)	(537,355)	117,455
Simulations Plus, Inc.	Morgan Stanley	(2,730)	(210,698)	(129,129)	80,836
SmileDirectClub, Inc.	Morgan Stanley	(200,220)	(543,371)	(470,517)	72,178
STERIS PLC (Ireland)	Morgan Stanley	(17,078)	(3,713,346)	(4,156,956)	(466,144)
Surgery Partners, Inc.	Morgan Stanley	(25,730)	(1,221,683)	(1,374,239)	(154,076)
Teladoc Health, Inc.	Morgan Stanley	(2,117)	(330,002)	(194,383)	135,208
		(826,245)	(35,289,905)	(31,857,244)	3,347,562
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(2,978)	(135,658)	(142,497)	(7,008)
Clorox Co. (The)	Morgan Stanley	(5,672)	(990,732)	(988,970)	(7,763)
elf Beauty, Inc.	Morgan Stanley	(125)	(4,100)	(4,151)	(57)
Energizer Holdings, Inc.	Morgan Stanley	(13,395)	(532,007)	(537,140)	(11,988)
Inter Parfums, Inc.	Morgan Stanley	(1,360)	(109,814)	(145,384)	(37,453)
Olaplex Holdings, Inc.	Morgan Stanley	(9,660)	(258,004)	(281,396)	(23,712)
Reynolds Consumer Products, Inc.	Morgan Stanley	(17,061)	(489,715)	(535,715)	(50,242)
WD-40 Co.	Morgan Stanley	(700)	(166,528)	(171,248)	(4,922)
		(50,951)	(2,686,558)	(2,806,501)	(143,145)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(12,722)	(689,653)	(676,047)	10,513
Air Products and Chemicals, Inc.	Morgan Stanley	(1,612)	(484,245)	(490,467)	(9,958)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(79,003)	(620,964)	(607,533)	11,239
Allegheny Technologies, Inc.	Morgan Stanley	(21,245)	(384,332)	(338,433)	45,960
Amyris, Inc.	Morgan Stanley	(81,019)	(691,175)	(438,313)	252,002
AptarGroup, Inc.	Morgan Stanley	(2,066)	(267,509)	(253,044)	14,133
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(66,747)	(2,159,041)	(2,210,661)	(54,305)
Balchem Corp.	Morgan Stanley	(736)	(111,106)	(124,090)	(14,002)
Ball Corp.	Morgan Stanley	(24,943)	(2,333,862)	(2,401,263)	(73,899)
Century Aluminum Co.	Morgan Stanley	(9,313)	(151,551)	(154,223)	(4,517)
Coeur Mining, Inc.	Morgan Stanley	(229,239)	(1,406,600)	(1,155,365)	249,486
Commercial Metals Co.	Morgan Stanley	(29,508)	(971,721)	(1,070,845)	(103,208)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Element Solutions, Inc.	Morgan Stanley	(32,778)	$(791,126)	$(795,850)	$(8,919)
Equinox Gold Corp. (Canada)	Morgan Stanley	(138,511)	(1,384,112)	(936,334)	446,057
First Majestic Silver Corp. (Canada)	Morgan Stanley	(74,211)	(937,727)	(824,484)	111,716
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(86,514)	(306,486)	(337,405)	(31,300)
Franco-Nevada Corp. (Canada)	Morgan Stanley	(2,176)	(335,247)	(300,919)	34,272
GCP Applied Technologies, Inc.	Morgan Stanley	(5,077)	(144,586)	(160,738)	(16,332)
Graphic Packaging Holding Co.	Morgan Stanley	(28,146)	(585,904)	(548,847)	34,683
HB Fuller Co.	Morgan Stanley	(3,669)	(240,992)	(297,189)	(59,707)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(21,530)	(147,890)	(156,093)	(8,370)
Huntsman Corp.	Morgan Stanley	(9,231)	(255,758)	(321,977)	(70,545)
IAMGOLD Corp. (Canada)	Morgan Stanley	(281,626)	(844,286)	(881,489)	(38,253)
International Flavors & Fragrances, Inc.	Morgan Stanley	(5,831)	(859,981)	(878,440)	(31,691)
Kaiser Aluminum Corp.	Morgan Stanley	(2,709)	(265,607)	(254,483)	11,831
MAG Silver Corp. (Canada)	Morgan Stanley	(769)	(11,851)	(12,050)	(214)
Mosaic Co. (The)	Morgan Stanley	(10,921)	(431,071)	(429,086)	1,643
NewMarket Corp.	Morgan Stanley	(1,664)	(563,688)	(570,286)	(10,041)
Newmont Corp.	Morgan Stanley	(21,994)	(1,313,313)	(1,364,068)	(52,388)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(29,588)	(328,082)	(202,974)	128,472
Nutrien Ltd. (Canada)	Morgan Stanley	(16,335)	(1,124,449)	(1,228,392)	(126,386)
PureCycle Technologies, Inc.	Morgan Stanley	(9,446)	(105,130)	(90,398)	14,601
Quaker Chemical Corp.	Morgan Stanley	(3,178)	(771,961)	(733,419)	35,140
Royal Gold, Inc.	Morgan Stanley	(1,597)	(161,927)	(168,020)	(6,295)
RPM International, Inc.	Morgan Stanley	(18,044)	(1,559,727)	(1,822,444)	(273,683)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(3,899)	(134,610)	(116,580)	16,317
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(6,175)	(994,121)	(994,175)	(8,023)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(17,686)	(329,548)	(291,642)	37,603
Silgan Holdings, Inc.	Morgan Stanley	(2,827)	(116,073)	(121,109)	(5,556)
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(1,346)	(10,377)	(10,647)	(283)
Stepan Co.	Morgan Stanley	(3,224)	(408,226)	(400,711)	4,442
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(6,869)	(163,718)	(197,965)	(35,059)
Trinseo PLC (Ireland)	Morgan Stanley	(16,867)	(923,961)	(884,843)	37,969
Valvoline, Inc.	Morgan Stanley	(17,577)	(557,345)	(655,446)	(105,829)
Vulcan Materials Co.	Morgan Stanley	(7,828)	(1,571,103)	(1,624,936)	(57,116)
Worthington Industries, Inc.	Morgan Stanley	(1,776)	(92,782)	(97,076)	(4,410)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(135,921)	(608,259)	(573,587)	22,682
		(1,585,693)	(29,652,783)	(29,204,386)	310,472
Media & Entertainment
Angi, Inc.	Morgan Stanley	(113,988)	(1,464,266)	(1,049,829)	412,616
Cable One, Inc.	Morgan Stanley	(953)	(1,847,740)	(1,680,568)	160,664
Cardlytics, Inc.	Morgan Stanley	(3,037)	(256,801)	(200,715)	56,382
Cargurus, Inc.	Morgan Stanley	(18,544)	(660,792)	(623,820)	34,463
fuboTV, Inc.	Morgan Stanley	(36,703)	(780,509)	(569,631)	209,908
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(13,592)	(179,483)	(209,181)	(30,994)
Madison Square Garden Entertainment Corp.	Morgan Stanley	(4,093)	(408,482)	(287,902)	120,073
Madison Square Garden Sports Corp.	Morgan Stanley	(1,431)	(240,828)	(248,608)	(8,079)
Magnite, Inc.	Morgan Stanley	(47,417)	(958,011)	(829,797)	127,023
Snap, Inc., Class A	Morgan Stanley	(42,089)	(2,109,919)	(1,979,446)	118,779
Walt Disney Co. (The)	Morgan Stanley	(17,366)	(2,715,863)	(2,689,820)	22,666

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Warner Music Group Corp., Class A	Morgan Stanley	(2,814)	$(137,348)	$(121,509)	$16,971
Zynga, Inc., Class A	Morgan Stanley	(15,583)	(183,603)	(99,731)	83,643
		(317,610)	(11,943,645)	(10,590,557)	1,324,115
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(3,851)	(614,367)	(573,645)	40,006
Adaptive Biotechnologies Corp.	Morgan Stanley	(17,917)	(836,588)	(502,751)	332,797
Agios Pharmaceuticals, Inc.	Morgan Stanley	(10)	(333)	(329)	4
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(3,669)	(233,321)	(173,470)	72,559
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(10,523)	(871,724)	(389,456)	481,184
Arvinas, Inc.	Morgan Stanley	(14,280)	(976,643)	(1,172,959)	(210,137)
Avid Bioservices, Inc.	Morgan Stanley	(10,513)	(288,300)	(306,769)	(18,828)
Avidity Biosciences, Inc.	Morgan Stanley	(89)	(2,114)	(2,116)	(4)
Axsome Therapeutics, Inc.	Morgan Stanley	(13,685)	(588,476)	(517,019)	70,725
Berkeley Lights, Inc.	Morgan Stanley	(34,723)	(1,307,834)	(631,264)	674,944
Bionano Genomics, Inc.	Morgan Stanley	(73,807)	(260,160)	(220,683)	39,345
Bio-Techne Corp.	Morgan Stanley	(572)	(287,182)	(295,918)	(9,094)
Bridgebio Pharma, Inc.	Morgan Stanley	(7,901)	(249,195)	(131,789)	117,097
C4 Therapeutics, Inc.	Morgan Stanley	(1,960)	(66,580)	(63,112)	3,385
CareDx, Inc.	Morgan Stanley	(7,799)	(344,357)	(354,699)	(10,769)
Cassava Sciences, Inc.	Morgan Stanley	(13,461)	(743,846)	(588,246)	154,675
Catalent, Inc.	Morgan Stanley	(9,095)	(1,131,186)	(1,164,433)	(35,959)
Cronos Group, Inc. (Canada)	Morgan Stanley	(24,103)	(165,241)	(94,484)	70,552
Eli Lilly & Co.	Morgan Stanley	(2,843)	(783,475)	(785,293)	(2,793)
Emergent BioSolutions, Inc.	Morgan Stanley	(16,416)	(699,392)	(713,604)	(15,081)
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(1,395)	(103,740)	(104,318)	(707)
Global Blood Therapeutics, Inc.	Morgan Stanley	(359)	(10,959)	(10,508)	438
Invitae Corp.	Morgan Stanley	(10,210)	(171,647)	(155,907)	15,526
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(4,198)	(227,184)	(127,745)	99,156
Iovance Biotherapeutics, Inc.	Morgan Stanley	(1,640)	(61,649)	(31,308)	30,265
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(16,743)	(2,385,135)	(2,133,058)	249,719
Kodiak Sciences, Inc.	Morgan Stanley	(1,632)	(142,208)	(138,361)	3,670
MannKind Corp.	Morgan Stanley	(1,573)	(6,882)	(6,874)	(1)
Medpace Holdings, Inc.	Morgan Stanley	(2,302)	(436,485)	(501,007)	(67,514)
NanoString Technologies, Inc.	Morgan Stanley	(12,113)	(564,836)	(511,532)	52,601
Nektar Therapeutics	Morgan Stanley	(18,477)	(226,913)	(249,624)	(23,000)
NeoGenomics, Inc.	Morgan Stanley	(20,593)	(775,859)	(702,633)	72,261
Novavax, Inc.	Morgan Stanley	(3,700)	(659,862)	(529,359)	129,682
Ocugen, Inc.	Morgan Stanley	(46,217)	(281,991)	(210,287)	71,495
Perrigo Co. PLC (Ireland)	Morgan Stanley	(56,731)	(2,525,041)	(2,206,836)	297,008
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(5,402)	(846,547)	(142,451)	705,126
Revance Therapeutics, Inc.	Morgan Stanley	(6,076)	(162,784)	(99,160)	64,021
REVOLUTION Medicines, Inc.	Morgan Stanley	(1,917)	(50,780)	(48,251)	2,466
Sana Biotechnology, Inc.	Morgan Stanley	(1,609)	(25,397)	(24,907)	458
Seagen, Inc.	Morgan Stanley	(2,769)	(513,125)	(428,087)	90,280
Sorrento Therapeutics, Inc.	Morgan Stanley	(20,462)	(115,190)	(95,148)	19,898
Sotera Health Co.	Morgan Stanley	(4,562)	(106,004)	(107,435)	(1,563)
Syneos Health, Inc.	Morgan Stanley	(5,079)	(480,249)	(521,512)	(44,741)
Twist Bioscience Corp.	Morgan Stanley	(3,430)	(298,343)	(265,448)	32,523
United Therapeutics Corp.	Morgan Stanley	(387)	(83,045)	(83,623)	(681)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vericel Corp.	Morgan Stanley	(4,406)	$(175,088)	$(173,156)	$1,714
Viatris, Inc.	Morgan Stanley	(16,537)	(245,780)	(223,746)	20,202
Xencor, Inc.	Morgan Stanley	(1,945)	(71,799)	(78,033)	(6,323)
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(10,775)	(296,613)	(336,611)	(40,367)
		(550,456)	(22,501,449)	(18,928,964)	3,528,220
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(9,472)	(310,672)	(221,361)	89,182
Bed Bath & Beyond, Inc.	Morgan Stanley	(21,566)	(370,209)	(314,432)	54,936
Big Lots, Inc.	Morgan Stanley	(1,027)	(47,065)	(46,266)	740
CarMax, Inc.	Morgan Stanley	(26,518)	(3,627,220)	(3,453,439)	169,271
Carvana Co.	Morgan Stanley	(1,589)	(350,258)	(368,314)	(18,675)
Chewy, Inc., Class A	Morgan Stanley	(39,558)	(2,284,115)	(2,332,735)	(51,460)
Designer Brands, Inc., Class A	Morgan Stanley	(15,305)	(233,775)	(217,484)	12,836
Dollar Tree, Inc.	Morgan Stanley	(5,395)	(656,208)	(758,105)	(149,910)
Five Below, Inc.	Morgan Stanley	(19,114)	(3,665,649)	(3,954,495)	(293,404)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(7,570)	(992,353)	(984,176)	6,944
Foot Locker, Inc.	Morgan Stanley	(3,882)	(199,748)	(169,372)	32,839
Franchise Group, Inc.	Morgan Stanley	(3,143)	(111,079)	(163,939)	(56,492)
Gap, Inc. (The)	Morgan Stanley	(148,959)	(2,518,980)	(2,629,126)	(113,278)
GrowGeneration Corp.	Morgan Stanley	(38,580)	(1,383,288)	(503,469)	878,099
Kohl's Corp.	Morgan Stanley	(7,276)	(400,180)	(359,362)	39,033
Leslie's, Inc.	Morgan Stanley	(36,784)	(1,021,213)	(870,309)	149,633
Monro, Inc.	Morgan Stanley	(6,340)	(391,389)	(369,432)	12,769
Murphy U.S.A., Inc.	Morgan Stanley	(5,785)	(891,903)	(1,152,603)	(274,839)
Nordstrom, Inc.	Morgan Stanley	(7,494)	(237,531)	(169,514)	67,721
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(10,049)	(500,181)	(514,408)	(14,849)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(47,993)	(955,064)	(949,781)	2,090
Poshmark, Inc., Class A	Morgan Stanley	(5,451)	(200,034)	(92,831)	106,955
Qurate Retail, Inc.	Morgan Stanley	(121,411)	(983,060)	(922,724)	54,438
RealReal, Inc. (The)	Morgan Stanley	(42,629)	(1,017,125)	(494,923)	520,937
Sally Beauty Holdings, Inc.	Morgan Stanley	(12,991)	(270,405)	(239,814)	32,720
Ulta Beauty, Inc.	Morgan Stanley	(2,186)	(867,161)	(901,375)	(35,293)
Urban Outfitters, Inc.	Morgan Stanley	(24,638)	(792,379)	(723,372)	68,326
Vroom, Inc.	Morgan Stanley	(38,354)	(1,441,088)	(413,840)	1,025,456
Wayfair, Inc., Class A	Morgan Stanley	(1,084)	(275,541)	(205,927)	78,566
		(712,143)	(26,994,873)	(24,496,928)	2,395,291
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(7,705)	(711,965)	(657,005)	54,074
Allegro MicroSystems, Inc.	Morgan Stanley	(93)	(3,385)	(3,365)	16
Amkor Technology, Inc.	Morgan Stanley	(8,945)	(211,675)	(221,747)	(10,369)
Analog Devices, Inc.	Morgan Stanley	(27,247)	(4,917,497)	(4,789,205)	122,178
Azenta, Inc.	Morgan Stanley	(13,423)	(1,540,851)	(1,384,046)	153,739
Cirrus Logic, Inc.	Morgan Stanley	(3,262)	(298,337)	(300,169)	(2,203)
CMC Materials, Inc.	Morgan Stanley	(1,965)	(369,748)	(376,671)	(7,831)
FormFactor, Inc.	Morgan Stanley	(13,085)	(497,160)	(598,246)	(101,704)
Marvell Technology, Inc.	Morgan Stanley	(8,562)	(629,114)	(749,089)	(143,490)
MKS Instruments, Inc.	Morgan Stanley	(277)	(49,024)	(48,245)	755
Skyworks Solutions, Inc.	Morgan Stanley	(1,689)	(270,533)	(262,031)	8,746

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(4,440)	$(234,257)	$(315,196)	$(86,481)
Universal Display Corp.	Morgan Stanley	(451)	(75,915)	(74,429)	1,392
		(91,144)	(9,809,461)	(9,779,444)	(11,178)
Software & Services
8x8, Inc.	Morgan Stanley	(24,494)	(495,678)	(410,519)	84,542
Alteryx, Inc., Class A	Morgan Stanley	(26,657)	(3,010,038)	(1,612,748)	1,397,645
Anaplan, Inc.	Morgan Stanley	(9,363)	(404,113)	(429,294)	(25,683)
Appfolio, Inc., Class A	Morgan Stanley	(5,943)	(800,038)	(719,460)	79,577
Appian Corp.	Morgan Stanley	(2,159)	(155,391)	(140,788)	14,409
Asana, Inc., Class A	Morgan Stanley	(11,742)	(800,006)	(875,366)	(78,148)
Aspen Technology, Inc.	Morgan Stanley	(1,648)	(273,456)	(250,826)	24,838
Avalara, Inc.	Morgan Stanley	(9,011)	(1,331,246)	(1,163,410)	166,180
Avaya Holdings Corp.	Morgan Stanley	(21,127)	(425,113)	(418,315)	6,185
Blackbaud, Inc.	Morgan Stanley	(3,703)	(265,936)	(292,463)	(28,922)
Bottomline Technologies DE, Inc.	Morgan Stanley	(21,821)	(869,338)	(1,232,232)	(368,079)
Ceridian HCM Holding, Inc.	Morgan Stanley	(4,906)	(477,580)	(512,481)	(35,494)
Citrix Systems, Inc.	Morgan Stanley	(20,486)	(2,204,741)	(1,937,771)	254,604
CommVault Systems, Inc.	Morgan Stanley	(1,366)	(93,969)	(94,145)	(293)
Coupa Software, Inc.	Morgan Stanley	(10,107)	(1,912,554)	(1,597,411)	312,765
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(10,503)	(2,429,392)	(2,150,489)	275,882
Datto Holding Corp.	Morgan Stanley	(5,062)	(126,718)	(133,384)	(6,824)
Digital Turbine, Inc.	Morgan Stanley	(10,458)	(716,420)	(637,833)	77,696
Domo, Inc., Class B	Morgan Stanley	(3,241)	(160,560)	(160,754)	(393)
Dynatrace, Inc.	Morgan Stanley	(3,279)	(226,764)	(197,888)	28,959
Everbridge, Inc.	Morgan Stanley	(5,100)	(463,870)	(343,383)	119,910
Evo Payments, Inc., Class A	Morgan Stanley	(3,595)	(104,089)	(92,032)	12,018
Fair Isaac Corp.	Morgan Stanley	(1,576)	(672,238)	(683,464)	(12,061)
Fastly, Inc., Class A	Morgan Stanley	(14,642)	(1,048,320)	(519,059)	527,957
Guidewire Software, Inc.	Morgan Stanley	(8,170)	(941,823)	(927,540)	13,112
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(127,671)	(407,131)	(337,051)	69,573
Jamf Holding Corp.	Morgan Stanley	(27,145)	(880,880)	(1,031,781)	(151,996)
JFrog Ltd. (Israel)	Morgan Stanley	(14,786)	(502,187)	(439,144)	62,571
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(23,621)	(1,274,634)	(954,997)	318,052
LivePerson, Inc.	Morgan Stanley	(8,488)	(340,919)	(303,191)	37,304
LiveRamp Holdings, Inc.	Morgan Stanley	(4,285)	(229,278)	(205,466)	24,040
Mandiant, Inc.	Morgan Stanley	(45,483)	(829,034)	(797,772)	30,141
Model N, Inc.	Morgan Stanley	(8,712)	(289,447)	(261,621)	27,466
nCino, Inc.	Morgan Stanley	(10,560)	(577,934)	(579,322)	(2,106)
Okta, Inc.	Morgan Stanley	(731)	(173,160)	(163,868)	9,076
Palo Alto Networks, Inc.	Morgan Stanley	(2,661)	(1,440,402)	(1,481,538)	(43,213)
Perficient, Inc.	Morgan Stanley	(2,892)	(424,835)	(373,907)	53,667
Ping Identity Holding Corp.	Morgan Stanley	(34,823)	(1,161,674)	(796,750)	364,963
PROS Holdings, Inc.	Morgan Stanley	(14,628)	(605,287)	(504,520)	101,261
Q2 Holdings, Inc.	Morgan Stanley	(7,281)	(793,717)	(578,403)	214,491
Qualys, Inc.	Morgan Stanley	(892)	(125,552)	(122,400)	2,995
Rackspace Technology, Inc.	Morgan Stanley	(46,992)	(1,008,021)	(632,982)	374,327
RingCentral, Inc., Class A	Morgan Stanley	(2,764)	(861,757)	(517,835)	342,850
Riot Blockchain, Inc.	Morgan Stanley	(24,855)	(626,328)	(555,012)	70,537
Sabre Corp.	Morgan Stanley	(25,212)	(350,994)	(216,571)	133,987

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	(15,171)	$(700,392)	$(733,366)	$(35,585)
SecureWorks Corp., Class A	Morgan Stanley	(896)	(14,371)	(14,309)	44
Shift4 Payments, Inc., Class A	Morgan Stanley	(6,782)	(597,940)	(392,881)	204,315
Smartsheet, Inc., Class A	Morgan Stanley	(7,981)	(584,643)	(618,128)	(41,455)
SolarWinds Corp.	Morgan Stanley	(26,001)	(520,023)	(368,954)	114,849
Splunk, Inc.	Morgan Stanley	(4,374)	(491,637)	(506,159)	(15,134)
Sumo Logic, Inc.	Morgan Stanley	(24,916)	(417,545)	(337,861)	79,165
Switch, Inc., Class A	Morgan Stanley	(35,703)	(756,861)	(1,022,534)	(273,820)
Telos Corp.	Morgan Stanley	(56,724)	(1,581,767)	(874,684)	705,116
TTEC Holdings, Inc.	Morgan Stanley	(691)	(63,752)	(62,570)	1,102
Tucows, Inc., Class A	Morgan Stanley	(2,993)	(188,948)	(250,873)	(62,204)
Twilio, Inc., Class A	Morgan Stanley	(9,108)	(2,707,309)	(2,398,501)	305,442
Tyler Technologies, Inc.	Morgan Stanley	(1,547)	(739,894)	(832,209)	(93,234)
Verra Mobility Corp.	Morgan Stanley	(30,445)	(427,027)	(469,766)	(45,174)
WEX, Inc.	Morgan Stanley	(10,634)	(2,119,617)	(1,492,907)	624,074
Yext, Inc.	Morgan Stanley	(76,778)	(1,261,594)	(761,638)	502,652
Zendesk, Inc.	Morgan Stanley	(4,604)	(536,157)	(480,151)	55,339
Zscaler, Inc.	Morgan Stanley	(2,325)	(707,616)	(747,092)	(43,744)
		(992,314)	(47,729,655)	(40,751,769)	6,862,116
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(3,593)	(327,163)	(327,179)	(612)
Amphenol Corp., Class A	Morgan Stanley	(28,535)	(2,268,229)	(2,495,671)	(238,447)
Arista Networks, Inc.	Morgan Stanley	(2,357)	(243,470)	(338,819)	(95,651)
Avnet, Inc.	Morgan Stanley	(22,984)	(932,547)	(947,630)	(25,267)
Benchmark Electronics, Inc.	Morgan Stanley	(426)	(11,417)	(11,545)	(187)
Calix, Inc.	Morgan Stanley	(14,440)	(835,251)	(1,154,767)	(320,554)
Ciena Corp.	Morgan Stanley	(8,780)	(510,499)	(675,797)	(175,465)
Clearfield, Inc.	Morgan Stanley	(22)	(1,847)	(1,857)	(1,224)
CommScope Holding Co., Inc.	Morgan Stanley	(149,151)	(1,767,167)	(1,646,627)	115,661
Corsair Gaming, Inc.	Morgan Stanley	(10,497)	(258,740)	(220,542)	37,876
Fabrinet (Cayman Islands)	Morgan Stanley	(5,599)	(503,631)	(663,314)	(163,533)
II-VI, Inc.	Morgan Stanley	(8,359)	(539,119)	(571,170)	(33,417)
Insight Enterprises, Inc.	Morgan Stanley	(8,292)	(640,117)	(883,927)	(249,302)
IPG Photonics Corp.	Morgan Stanley	(806)	(185,419)	(138,745)	46,443
Jabil, Inc.	Morgan Stanley	(12,487)	(784,793)	(878,460)	(107,782)
Methode Electronics, Inc.	Morgan Stanley	(1,141)	(53,481)	(56,103)	(2,689)
MicroVision, Inc.	Morgan Stanley	(75,214)	(860,257)	(376,822)	482,902
National Instruments Corp.	Morgan Stanley	(10,939)	(474,648)	(477,706)	(13,575)
nLight, Inc.	Morgan Stanley	(19,252)	(459,035)	(461,085)	(2,621)
Novanta, Inc. (Canada)	Morgan Stanley	(1,899)	(321,423)	(334,851)	(13,828)
OSI Systems, Inc.	Morgan Stanley	(2,171)	(203,116)	(202,337)	526
Plexus Corp.	Morgan Stanley	(2,256)	(207,627)	(216,328)	(8,959)
Super Micro Computer, Inc.	Morgan Stanley	(9,042)	(323,994)	(397,396)	(73,805)
Teledyne Technologies, Inc.	Morgan Stanley	(3,035)	(1,388,132)	(1,325,961)	61,098
TTM Technologies, Inc.	Morgan Stanley	(289)	(4,290)	(4,306)	(22)
Velodyne Lidar, Inc.	Morgan Stanley	(494)	(2,331)	(2,292)	35
Viasat, Inc.	Morgan Stanley	(16,184)	(754,673)	(720,835)	32,899
		(418,244)	(14,862,416)	(15,532,072)	(749,500)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(8,109)	$(720,011)	$(581,902)	$137,214
Frontier Communications Parent, Inc.	Morgan Stanley	(6,512)	(220,763)	(192,039)	30,466
Globalstar, Inc.	Morgan Stanley	(533,232)	(809,139)	(618,549)	189,584
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(3,522)	(57,196)	(56,704)	421
Shenandoah Telecommunications Co.	Morgan Stanley	(3,380)	(169,788)	(86,190)	19,868
United States Cellular Corp.	Morgan Stanley	(4,308)	(145,541)	(135,788)	9,495
		(559,063)	(2,122,438)	(1,671,172)	387,048
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(26,605)	(645,993)	(781,655)	(137,500)
CH Robinson Worldwide, Inc.	Morgan Stanley	(11,629)	(1,157,899)	(1,251,629)	(111,799)
Forward Air Corp.	Morgan Stanley	(131)	(15,855)	(15,863)	(28)
Hawaiian Holdings, Inc.	Morgan Stanley	(6,011)	(144,308)	(110,422)	33,944
Kirby Corp.	Morgan Stanley	(12,116)	(696,381)	(719,933)	(24,929)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(17,642)	(1,014,845)	(1,075,103)	(67,516)
Landstar System, Inc.	Morgan Stanley	(731)	(129,322)	(130,864)	(2,721)
SkyWest, Inc.	Morgan Stanley	(2,916)	(116,017)	(114,599)	1,273
TFI International, Inc. (Canada)	Morgan Stanley	(3,463)	(385,433)	(388,237)	(4,989)
Werner Enterprises, Inc.	Morgan Stanley	(34,403)	(1,591,568)	(1,639,647)	(54,136)
		(115,647)	(5,897,621)	(6,227,952)	(368,401)
Utilities
AES Corp. (The)	Morgan Stanley	(8,150)	(194,412)	(198,045)	(3,609)
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(72,937)	(1,134,921)	(1,053,940)	50,803
ALLETE, Inc.	Morgan Stanley	(8,508)	(507,324)	(564,506)	(90,375)
Ameren Corp.	Morgan Stanley	(8,336)	(685,550)	(741,987)	(77,398)
Atmos Energy Corp.	Morgan Stanley	(7,148)	(669,244)	(748,896)	(88,229)
Avangrid, Inc.	Morgan Stanley	(10,957)	(548,381)	(546,535)	(15,167)
Avista Corp.	Morgan Stanley	(11,731)	(473,935)	(498,450)	(25,737)
Black Hills Corp.	Morgan Stanley	(10,640)	(701,376)	(750,865)	(72,244)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(3,306)	(140,716)	(121,760)	18,113
California Water Service Group	Morgan Stanley	(1,938)	(94,839)	(139,265)	(46,673)
CenterPoint Energy, Inc.	Morgan Stanley	(25,458)	(657,044)	(710,533)	(62,673)
Clearway Energy, Inc., Class A	Morgan Stanley	(12,578)	(317,180)	(421,111)	(120,348)
Consolidated Edison, Inc.	Morgan Stanley	(3,351)	(249,492)	(285,907)	(43,645)
Duke Energy Corp.	Morgan Stanley	(17,646)	(1,787,134)	(1,851,065)	(84,249)
Edison International	Morgan Stanley	(13,526)	(804,180)	(923,149)	(163,910)
Entergy Corp.	Morgan Stanley	(9,116)	(996,364)	(1,026,917)	(56,830)
Evergy, Inc.	Morgan Stanley	(7,119)	(489,780)	(488,435)	(4,861)
Eversource Energy	Morgan Stanley	(14,400)	(1,267,902)	(1,310,112)	(62,750)
Fortis, Inc. (Canada)	Morgan Stanley	(6,490)	(291,767)	(313,272)	(24,171)
MDU Resources Group, Inc.	Morgan Stanley	(16,675)	(495,039)	(514,257)	(21,194)
New Jersey Resources Corp.	Morgan Stanley	(5,063)	(197,437)	(207,887)	(12,126)
NextEra Energy, Inc.	Morgan Stanley	(5,257)	(433,908)	(490,794)	(61,473)
NiSource, Inc.	Morgan Stanley	(34,215)	(878,499)	(944,676)	(83,767)
Northwest Natural Holding Co.	Morgan Stanley	(10,782)	(538,364)	(525,946)	(3,428)
NorthWestern Corp.	Morgan Stanley	(6,661)	(419,162)	(380,743)	23,930
OGE Energy Corp.	Morgan Stanley	(8,621)	(306,770)	(330,874)	(30,214)
ONE Gas, Inc.	Morgan Stanley	(2,787)	(190,233)	(216,243)	(27,174)
Ormat Technologies, Inc.	Morgan Stanley	(5,706)	(450,939)	(452,486)	(3,735)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Pinnacle West Capital Corp.	Morgan Stanley	(25,354)	$(1,958,894)	$(1,789,739)	$138,408
PNM Resources, Inc.	Morgan Stanley	(6,114)	(300,630)	(278,860)	16,578
Portland General Electric Co.	Morgan Stanley	(10,714)	(524,416)	(566,985)	(59,235)
Public Service Enterprise Group, Inc.	Morgan Stanley	(12,725)	(815,639)	(849,139)	(37,375)
Sempra Energy	Morgan Stanley	(7,477)	(1,013,562)	(989,058)	(6,103)
SJW Group	Morgan Stanley	(5,136)	(343,987)	(375,955)	(40,064)
South Jersey Industries, Inc.	Morgan Stanley	(47,091)	(1,191,996)	(1,230,017)	(65,191)
Southern Co. (The)	Morgan Stanley	(13,868)	(905,617)	(951,067)	(49,383)
Southwest Gas Holdings, Inc.	Morgan Stanley	(13,825)	(947,960)	(968,441)	(43,834)
Spire, Inc.	Morgan Stanley	(8,756)	(609,211)	(571,066)	25,358
Sunnova Energy International, Inc.	Morgan Stanley	(3,279)	(87,950)	(91,550)	(3,710)
Vistra Corp.	Morgan Stanley	(61,547)	(1,107,841)	(1,401,425)	(326,520)
WEC Energy Group, Inc.	Morgan Stanley	(3,394)	(292,599)	(329,456)	(46,213)
Xcel Energy, Inc.	Morgan Stanley	(9,899)	(687,539)	(670,162)	7,832
		(578,281)	(26,709,733)	(27,821,576)	(1,682,586)

Total Reference Entity — Short			(368,187,340)	(341,946,068)	24,319,108
Net Value of Reference Entity			$(242,379,291)	$(199,193,292)	$42,420,323

*	Includes $(765,676) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $42,420,323, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.6%
Automobiles & Components — 1.8%
Adient PLC (Ireland)*	3	$ 144
American Axle & Manufacturing Holdings, Inc.*	24,177	225,571
Aptiv PLC (Jersey)*	2,542	419,303
Ford Motor Co.(a)	74,789	1,553,367
General Motors Co.(a)*	35,617	2,088,225
Gentherm, Inc.*	690	59,961
Tenneco, Inc., Class A*	2,687	30,363
Thor Industries, Inc.	988	102,525
Visteon Corp.*	874	97,136
Winnebago Industries, Inc.	504	37,760
		4,614,355
Capital Goods — 8.4%
3M Co.(a)	8,936	1,587,302
A.O. Smith Corp.	4,545	390,188
AAR Corp.*	2,130	83,134
Acuity Brands, Inc.	1	212
AECOM	667	51,592
Aerojet Rocketdyne Holdings, Inc.	1,710	79,960
Allegion PLC (Ireland)	996	131,910
AMETEK, Inc.	263	38,671
Apogee Enterprises, Inc.	2,110	101,596
Applied Industrial Technologies, Inc.	2	205
Armstrong World Industries, Inc.	282	32,746
Atkore, Inc.*	5,517	613,435
Beacon Roofing Supply, Inc.*	711	40,776
Boise Cascade Co.	6,179	439,945
Builders FirstSource, Inc.*	2,196	188,219
Caterpillar, Inc.	3,293	680,795
Crane Co.	2,623	266,838
Cummins, Inc.(a)	1,181	257,623
Curtiss-Wright Corp.	381	52,833
Deere & Co.	1,502	515,021
Dover Corp.	2,969	539,170
Eaton Corp. PLC (Ireland)	7,422	1,282,670
EMCOR Group, Inc.	205	26,115
Emerson Electric Co.(a)	4,376	406,837
Encore Wire Corp.	2,331	333,566
EnPro Industries, Inc.	6	660
Fastenal Co.	1,471	94,232
Generac Holdings, Inc.*	131	46,101
General Dynamics Corp.	5,061	1,055,067
Gorman-Rupp Co. (The)	24	1,069
GrafTech International Ltd.	4,634	54,820
Granite Construction, Inc.	1,953	75,581
Herc Holdings, Inc.	334	52,288
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hexcel Corp.*	1,840	$ 95,312
Hillenbrand, Inc.	2,509	130,443
Honeywell International, Inc.	1,568	326,944
Howmet Aerospace, Inc.	11,139	354,554
Huntington Ingalls Industries, Inc.	27	5,042
Ingersoll Rand, Inc.	8,572	530,350
Johnson Controls International PLC (Ireland)	8,997	731,546
Kennametal, Inc.	3,324	119,365
L3Harris Technologies, Inc.	2,454	523,291
Lockheed Martin Corp.(a)	2,314	822,419
Masco Corp.	5,317	373,360
Middleby Corp. (The)*	91	17,905
Mueller Industries, Inc.	1,596	94,739
MYR Group, Inc.*	416	45,989
Nordson Corp.	763	194,771
Northrop Grumman Corp.(a)	1,828	707,564
NOW, Inc.*	9,990	85,315
Oshkosh Corp.	3,426	386,144
Otis Worldwide Corp.	4,951	431,084
Owens Corning	8,268	748,254
Parker-Hannifin Corp.	418	132,974
Pentair PLC (Ireland)	6,590	481,268
Quanta Services, Inc.	650	74,529
RBC Bearings, Inc.*	346	69,882
Regal Rexnord Corp.	1,453	247,272
Resideo Technologies, Inc.*	6,725	175,052
Shyft Group, Inc. (The)	1,281	62,936
Snap-on, Inc.	2,090	450,144
SPX Corp.*	862	51,444
SPX FLOW, Inc.	511	44,191
Stanley Black & Decker, Inc.	188	35,461
Terex Corp.	4,667	205,115
Textron, Inc.	3,216	248,275
Toro Co. (The)	1,008	100,709
Trane Technologies PLC (Ireland)	264	53,336
TransDigm Group, Inc.*	692	440,306
Trex Co., Inc.*	5,523	745,771
United Rentals, Inc.*	1	332
Veritiv Corp.*	364	44,615
Watsco, Inc.	726	227,151
Watts Water Technologies, Inc., Class A	287	55,727
WESCO International, Inc.*	1,615	212,518
Westinghouse Air Brake Technologies Corp.	1,387	127,757

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WillScot Mobile Mini Holdings Corp.*	11,872	$ 484,852
Woodward, Inc.	888	97,200
WW Grainger, Inc.	914	473,671
Xylem, Inc.	263	31,539
Zurn Water Solutions Corp.	7,508	273,291
		21,892,886
Commercial & Professional Services — 1.6%
ABM Industries, Inc.	4,867	198,817
ASGN, Inc.*	720	88,848
Booz Allen Hamilton Holding Corp.	2,068	175,346
Brady Corp., Class A	735	39,616
Brink's Co. (The)	1,460	95,732
Cimpress PLC (Ireland)*	65	4,655
Cintas Corp.	119	52,737
Clean Harbors, Inc.*	1,791	178,688
Copart, Inc.*	3,635	551,139
CoreCivic, Inc.*	4,743	47,288
Exponent, Inc.	5	584
Healthcare Services Group, Inc.	2,724	48,460
ICF International, Inc.	76	7,794
Jacobs Engineering Group, Inc.	3,075	428,132
Korn Ferry	2,418	183,115
Leidos Holdings, Inc.	139	12,357
ManpowerGroup, Inc.	515	50,125
Nielsen Holdings PLC (United Kingdom)	25,763	528,399
Republic Services, Inc.	4,052	565,051
Ritchie Bros Auctioneers, Inc. (Canada)	1,884	115,320
Robert Half International, Inc.	3,357	374,373
Science Applications International Corp.	1,513	126,472
Tetra Tech, Inc.	839	142,462
Thomson Reuters Corp. (Canada)	639	76,437
TriNet Group, Inc.*	893	85,067
Verisk Analytics, Inc.	328	75,023
Waste Management, Inc.	113	18,860
		4,270,897
Consumer Durables & Apparel — 2.2%
Acushnet Holdings Corp.	1,222	64,864
BRP, Inc., sub-voting shares (Canada)	385	33,768
Brunswick Corp.	461	46,436
Capri Holdings Ltd. (British Virgin Islands)*	3,063	198,819
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Cavco Industries, Inc.*	143	$ 45,424
Crocs, Inc.*	665	85,266
DR Horton, Inc.	3,090	335,110
Garmin Ltd. (Switzerland)	1,493	203,302
GoPro, Inc., Class A*	16,567	170,806
Hanesbrands, Inc.	4,668	78,049
Hasbro, Inc.	5,112	520,299
Kontoor Brands, Inc.	1,105	56,631
Levi Strauss & Co., Class A	3,139	78,569
Mattel, Inc.*	1,012	21,819
Mohawk Industries, Inc.*	2,212	402,982
Newell Brands, Inc.	6,363	138,968
NIKE, Inc., Class B	5,204	867,351
NVR, Inc.*	11	64,998
PulteGroup, Inc.	355	20,292
PVH Corp.	1,866	199,009
Ralph Lauren Corp.	1,281	152,260
Skyline Champion Corp.*	5,488	433,442
Smith & Wesson Brands, Inc.	12,236	217,801
Steven Madden Ltd.	2,695	125,237
Sturm Ruger & Co., Inc.	2,373	161,411
Tapestry, Inc.	3,716	150,870
Tempur Sealy International, Inc.	3,463	162,865
Under Armour, Inc., Class C*	15,079	272,025
Vista Outdoor, Inc.*	4,358	200,773
Whirlpool Corp.	1,577	370,059
		5,879,505
Consumer Services — 2.6%
Adtalem Global Education, Inc.*	2,070	61,189
Airbnb, Inc., Class A*	3,501	582,881
Bloomin' Brands, Inc.*	9,567	200,716
Booking Holdings, Inc.*	261	626,199
Boyd Gaming Corp.*	2,366	155,139
Caesars Entertainment, Inc.*	1,863	174,246
Cheesecake Factory, Inc. (The)*	5,618	219,945
Choice Hotels International, Inc.	732	114,185
Cracker Barrel Old Country Store, Inc.	1,104	142,019
Darden Restaurants, Inc.	825	124,278
Dine Brands Global, Inc.	4,062	307,940
Everi Holdings, Inc.*	2,612	55,766
Golden Entertainment, Inc.*	1,537	77,665
Graham Holdings Co., Class B	47	29,602
Grand Canyon Education, Inc.*	1,277	109,452
Hilton Worldwide Holdings, Inc.*	493	76,903
Houghton Mifflin Harcourt Co.*	6,852	110,317

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Jack in the Box, Inc.	1,236	$ 108,125
Marriott International, Inc., Class A*	1,145	189,200
McDonald's Corp.(a)	4,379	1,173,878
Penn National Gaming, Inc.*	5,968	309,441
Planet Fitness, Inc., Class A*	760	68,841
Red Rock Resorts, Inc., Class A	562	30,916
Service Corp. International	2,756	195,648
Vivint Smart Home, Inc.*	286	2,797
WW International, Inc.*	3,776	60,907
Wyndham Hotels & Resorts, Inc.	2,251	201,802
Yum! Brands, Inc.(a)	9,507	1,320,142
		6,830,139
Diversified Financials — 3.2%
Affiliated Managers Group, Inc.	606	99,693
AssetMark Financial Holdings, Inc.*	79	2,071
Berkshire Hathaway, Inc., Class B(a)*	8,381	2,505,919
BlackRock, Inc.	675	618,003
CI Financial Corp. (Canada)	1	21
Donnelley Financial Solutions, Inc.*	1,145	53,975
Franklin Resources, Inc.	18,526	620,436
Invesco Ltd. (Bermuda)	18,649	429,300
Moody's Corp.	2,031	793,268
MSCI, Inc.	79	48,402
Nasdaq, Inc.	4,234	889,182
S&P Global, Inc.	1,526	720,165
T Rowe Price Group, Inc.(a)	7,406	1,456,316
		8,236,751
Energy — 4.8%
Antero Resources Corp.*	12,082	211,435
APA Corp.	30,836	829,180
Archrock, Inc.	116	868
Brigham Minerals, Inc., Class A	17	358
California Resources Corp.	140	5,979
Cameco Corp. (Canada)	2,581	56,292
Canadian Natural Resources Ltd. (Canada)	11,242	474,974
Centennial Resource Development, Inc., Class A*	18,718	111,934
ChampionX Corp.*	15,605	315,377
Cheniere Energy, Inc.	477	48,377
Chevron Corp.	836	98,105
Clean Energy Fuels Corp.*	299	1,833
Coterra Energy, Inc.	17,043	323,817
Denbury, Inc.*	2,328	178,301
EOG Resources, Inc.(a)	14,207	1,262,008
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Equitrans Midstream Corp.	7,815	$ 80,807
Exxon Mobil Corp.(a)	25,436	1,556,429
Green Plains, Inc.*	738	25,653
Halliburton Co.	12,605	288,276
Helmerich & Payne, Inc.	7,264	172,157
Hess Corp.	781	57,817
Imperial Oil Ltd. (Canada)	2,166	78,193
Marathon Oil Corp.	39,611	650,413
Marathon Petroleum Corp.	16,423	1,050,908
Murphy Oil Corp.	7,550	197,130
Noble Corp. (Cayman Islands)*	12	298
NOV, Inc.	5,681	76,978
Oasis Petroleum, Inc.	740	93,233
Occidental Petroleum Corp.(a)	26,157	758,291
Oceaneering International, Inc.*	16,165	182,826
ONEOK, Inc.	11,698	687,374
Ovintiv, Inc.	12,049	406,051
PDC Energy, Inc.	2,979	145,316
Phillips 66	3,001	217,452
Schlumberger NV	18,422	551,739
SM Energy Co.	15,627	460,684
Suncor Energy, Inc. (Canada)	8,865	221,891
Targa Resources Corp.	2,902	151,600
Transocean Ltd. (Switzerland)*	12,109	33,421
Valero Energy Corp.	4,744	356,322
Vermilion Energy, Inc. (Canada)*	7,427	93,506
Weatherford International PLC (Ireland)*	525	14,553
Whiting Petroleum Corp.*	695	44,953
World Fuel Services Corp.	2,838	75,122
		12,648,231
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	2,127	64,214
Costco Wholesale Corp.	855	485,384
Kroger Co. (The)	2,693	121,885
SpartanNash Co.	174	4,482
Sprouts Farmers Market, Inc.*	5,440	161,459
Sysco Corp.	1,887	148,224
U.S. Foods Holding Corp.*	1,717	59,803
United Natural Foods, Inc.*	3,300	161,964
Walgreens Boots Alliance, Inc.	6,392	333,407
Walmart, Inc.(a)	15,233	2,204,063
		3,744,885
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.(a)	12,384	586,878

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.	6,022	$ 407,027
Campbell Soup Co.	1,094	47,545
Coca-Cola Co. (The)(a)	27,796	1,645,801
Coca-Cola Consolidated, Inc.	108	66,873
Constellation Brands, Inc., Class A	1,888	473,831
Darling Ingredients, Inc.*	4,424	306,539
General Mills, Inc.	2,401	161,779
Kellogg Co.	2,458	158,344
Kraft Heinz Co. (The)(a)	27,633	992,025
Molson Coors Beverage Co., Class B	4,793	222,156
Mondelez International, Inc., Class A	10,760	713,496
National Beverage Corp.	463	20,988
PepsiCo, Inc.	4,658	809,141
Philip Morris International, Inc.	6,776	643,720
Sanderson Farms, Inc.	3,105	593,303
Tyson Foods, Inc., Class A	5,024	437,892
Vector Group Ltd.	2,115	24,280
		8,311,618
Health Care Equipment & Services — 7.6%
Abbott Laboratories(a)	4,855	683,293
Acadia Healthcare Co., Inc.*	6,454	391,758
Alcon, Inc. (Switzerland)	4,102	357,366
Align Technology, Inc.*	864	567,804
Allscripts Healthcare Solutions, Inc.*	6,645	122,600
Amedisys, Inc.*	980	158,642
AMN Healthcare Services, Inc.*	259	31,683
AngioDynamics, Inc.*	67	1,848
Anthem, Inc.(a)	3,526	1,634,442
Apollo Medical Holdings, Inc.*	6,484	476,444
Avanos Medical, Inc.*	1,564	54,224
Baxter International, Inc.	1,842	158,117
Cerner Corp.	7,349	682,502
Cerus Corp.*	991	6,749
Community Health Systems, Inc.*	9,228	122,825
CVS Health Corp.	3,074	317,114
DaVita, Inc.*	1,025	116,604
Dexcom, Inc.*	970	520,841
Doximity, Inc., Class A*	1,419	71,134
Edwards Lifesciences Corp.*	1,047	135,639
Ensign Group, Inc. (The)	1,256	105,454
Envista Holdings Corp.*	5,619	253,192
Fulgent Genetics, Inc.*	4,380	440,584
Globus Medical, Inc., Class A*	2,424	175,013
HCA Healthcare, Inc.	2,232	573,445
Henry Schein, Inc.*	456	35,354
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.(a)*	6,397	$ 489,754
ICU Medical, Inc.*	727	172,546
IDEXX Laboratories, Inc.(a)*	278	183,052
Integer Holdings Corp.*	5	428
Integra LifeSciences Holdings Corp.*	5,601	375,211
Intuitive Surgical, Inc.(a)*	1,257	451,640
Laboratory Corp. of America Holdings(a)*	2,722	855,280
LivaNova PLC (United Kingdom)*	6,564	573,891
McKesson Corp.(a)	4,107	1,020,877
MEDNAX, Inc.*	6,538	177,899
Medtronic PLC (Ireland)	21,725	2,247,451
Merit Medical Systems, Inc.*	1,840	114,632
National Research Corp.	20	830
NextGen Healthcare, Inc.*	1,203	21,401
Omnicell, Inc.*	1,034	186,575
Owens & Minor, Inc.	961	41,804
Quest Diagnostics, Inc.	1,357	234,775
ResMed, Inc.	1,476	384,468
Select Medical Holdings Corp.	7,245	213,003
STAAR Surgical Co.*	3,929	358,718
Stryker Corp.	1,941	519,062
Tandem Diabetes Care, Inc.*	432	65,025
Teleflex, Inc.	1,179	387,278
Tenet Healthcare Corp.*	3,869	316,059
Tivity Health, Inc.*	6,133	162,157
UnitedHealth Group, Inc.(a)	2,652	1,331,675
Universal Health Services, Inc., Class B	450	58,347
Varex Imaging Corp.*	1,333	42,056
Veeva Systems, Inc., Class A*	2,076	530,376
Zimmer Biomet Holdings, Inc.	1,424	180,905
		19,891,846
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	1,924	197,210
Colgate-Palmolive Co.(a)	13,683	1,167,707
Coty, Inc., Class A*	48,115	505,208
Edgewell Personal Care Co.	2,114	96,631
Estee Lauder Cos., Inc. (The), Class A	872	322,814
Kimberly-Clark Corp.	2,321	331,717
Procter & Gamble Co. (The)(a)	4,217	689,817
Spectrum Brands Holdings, Inc.	1,212	123,285
		3,434,389

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 5.7%
AdvanSix, Inc.	2,215	$ 104,659
Albemarle Corp.	3,349	782,896
Alcoa Corp.	6,517	388,283
Amcor PLC (Jersey)	2,500	30,025
Ashland Global Holdings, Inc.	797	85,805
Avery Dennison Corp.	1,244	269,413
Avient Corp.	1,449	81,072
Barrick Gold Corp. (Canada)	55,511	1,054,709
Berry Global Group, Inc.*	1,131	83,445
Carpenter Technology Corp.	1,786	52,133
Celanese Corp.	4,570	768,034
CF Industries Holdings, Inc.	5,553	393,041
Chemours Co. (The)	5,301	177,902
Compass Minerals International, Inc.	1,139	58,180
Corteva, Inc.	12,012	567,927
Crown Holdings, Inc.	3,945	436,396
Dow, Inc.	8,501	482,177
DuPont de Nemours, Inc.(a)	4,089	330,309
Eagle Materials, Inc.	1,447	240,868
Eastman Chemical Co.	345	41,714
Ecovyst, Inc.	555	5,683
Ferro Corp.*	8,538	186,385
FMC Corp.	1,790	196,703
Freeport-McMoRan, Inc.(a)	11,626	485,153
Ingevity Corp.*	2,322	166,487
International Paper Co.	7,944	373,209
Kinross Gold Corp. (Canada)	31,261	181,626
Kirkland Lake Gold Ltd. (Canada)	5,951	249,644
Kraton Corp.*	2,080	96,346
Kronos Worldwide, Inc.	25	375
Linde PLC (Ireland)	3,329	1,153,266
Livent Corp.*	2,118	51,637
Louisiana-Pacific Corp.	2,388	187,100
LyondellBasell Industries NV, Class A (Netherlands)	2,529	233,250
Martin Marietta Materials, Inc.	475	209,247
Methanex Corp. (Canada)	86	3,401
Minerals Technologies, Inc.	603	44,109
Mosaic Co. (The)	690	27,110
New Gold, Inc. (Canada)*	6,187	9,281
Nucor Corp.	3,362	383,772
O-I Glass, Inc.*	5,981	71,951
Olin Corp.	9,363	538,560
Packaging Corp. of America	1,090	148,404
Pan American Silver Corp. (Canada)	14,442	360,617
PPG Industries, Inc.	1	172
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Pretium Resources, Inc. (Canada)*	7,906	$ 111,396
Reliance Steel & Aluminum Co.	1	162
Schnitzer Steel Industries, Inc., Class A	1,369	71,079
Sealed Air Corp.	2,709	182,776
Sensient Technologies Corp.	1,491	149,189
Sherwin-Williams Co. (The)(a)	2,954	1,040,281
Southern Copper Corp.	914	56,403
SSR Mining, Inc. (Canada)	10,144	179,549
Steel Dynamics, Inc.	4,611	286,205
United States Steel Corp.	20,278	482,819
Warrior Met Coal, Inc.	125	3,214
Westlake Chemical Corp.	2,009	195,134
Westrock Co.	5,440	241,318
Wheaton Precious Metals Corp. (Canada)	1,138	48,854
Worthington Industries, Inc.	679	37,114
		14,877,969
Media & Entertainment — 6.9%
Activision Blizzard, Inc.	12,223	813,196
Alphabet, Inc., Class A(a)*	1,291	3,740,079
Altice U.S.A., Inc., Class A*	13,742	222,346
AMC Networks, Inc., Class A*	2,743	94,469
Charter Communications, Inc., Class A(a)*	1,505	981,215
Clear Channel Outdoor Holdings, Inc.*	942	3,118
Comcast Corp., Class A	7,468	375,865
Discovery, Inc., Class A*	11,734	276,218
DISH Network Corp., Class A*	11,664	378,380
Eventbrite, Inc., Class A*	2,223	38,769
Fox Corp., Class A	8,589	316,934
Gray Television, Inc.	1,457	29,373
iHeartMedia, Inc., Class A*	77	1,620
Interpublic Group of Cos., Inc. (The)	11,129	416,781
Live Nation Entertainment, Inc.(a)*	11,299	1,352,377
Match Group, Inc.*	7,377	975,608
Meta Platforms, Inc., Class A(a)*	11,546	3,883,497
Netflix, Inc.(a)*	2,639	1,589,839
News Corp., Class A	12,015	268,055
Nexstar Media Group, Inc., Class A	207	31,253
Omnicom Group, Inc.	1,711	125,365
Pinterest, Inc., Class A(a)*	28,376	1,031,468
PubMatic, Inc., Class A*	3,062	104,261
Scholastic Corp.	76	3,037
Sciplay Corp., Class A*	597	8,227

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TechTarget, Inc.*	361	$ 34,533
TEGNA, Inc.	4	74
Twitter, Inc.(a)*	21,510	929,662
World Wrestling Entertainment, Inc., Class A	41	2,023
Yelp, Inc.*	3,850	139,524
		18,167,166
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.	254	34,392
Agilent Technologies, Inc.(a)	9,186	1,466,545
Alector, Inc.*	1,292	26,680
Biogen, Inc.*	1,028	246,638
Bio-Rad Laboratories, Inc., Class A*	1,101	831,882
Bristol-Myers Squibb Co.	12,183	759,610
Bruker Corp.	1,429	119,907
Charles River Laboratories International, Inc.*	412	155,233
Corcept Therapeutics, Inc.*	2,758	54,608
Danaher Corp.	1,112	365,859
Dynavax Technologies Corp.*	4,434	62,386
Elanco Animal Health, Inc.*	3,616	102,622
Gilead Sciences, Inc.	3,548	257,620
Halozyme Therapeutics, Inc.*	3,404	136,875
Innoviva, Inc.*	4,635	79,954
Ironwood Pharmaceuticals, Inc.*	17,285	201,543
Johnson & Johnson(a)	10,164	1,738,755
MaxCyte, Inc.*	462	4,708
Merck & Co., Inc.(a)	27,159	2,081,466
Mettler-Toledo International, Inc.*	302	512,557
Moderna, Inc.*	4,459	1,132,497
Organon & Co.	9,614	292,746
Pacira BioSciences, Inc.*	2,963	178,284
PerkinElmer, Inc.	297	59,715
Pfizer, Inc.(a)	42,896	2,533,009
Prestige Consumer Healthcare, Inc.*	937	56,829
Prothena Corp. PLC (Ireland)*	2,749	135,801
QIAGEN NV (Netherlands)*	328	18,230
Regeneron Pharmaceuticals, Inc.(a)*	2,804	1,770,782
Sundial Growers, Inc. (Canada)*	142,243	82,259
Syndax Pharmaceuticals, Inc.*	40	876
Thermo Fisher Scientific, Inc.	1,311	874,752
Waters Corp.*	1,331	495,931
West Pharmaceutical Services, Inc.	79	37,052
Zoetis, Inc.	494	120,551
Zogenix, Inc.*	88	1,430
		17,030,584
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 7.0%
Abercrombie & Fitch Co., Class A*	4,711	$ 164,084
Academy Sports & Outdoors, Inc.*	4,714	206,945
Advance Auto Parts, Inc.	542	130,015
Amazon.com, Inc.(a)*	1,160	3,867,834
American Eagle Outfitters, Inc.	2,873	72,744
Asbury Automotive Group, Inc.*	286	49,401
AutoNation, Inc.*	4,870	569,059
AutoZone, Inc.*	355	744,218
Bath & Body Works, Inc.(a)	18,267	1,274,854
Best Buy Co., Inc.	275	27,940
Buckle, Inc. (The)	2,648	112,037
Burlington Stores, Inc.*	672	195,895
Camping World Holdings, Inc., Class A	1,967	79,467
Children's Place, Inc. (The)*	199	15,779
Dick's Sporting Goods, Inc.	4,567	525,159
Dillard's, Inc., Class A	278	68,116
Dollar General Corp.	819	193,145
eBay, Inc.(a)	22,824	1,517,796
Etsy, Inc.(a)*	3,754	821,901
Genesco, Inc.*	54	3,465
Genuine Parts Co.	1,717	240,723
Group 1 Automotive, Inc.	91	17,765
Guess?, Inc.	4,318	102,250
Home Depot, Inc. (The)(a)	2,018	837,490
LKQ Corp.	12,390	743,772
Lowe's Cos., Inc.(a)	6,656	1,720,443
Macy's, Inc.	3,259	85,321
MarineMax, Inc.*	2,959	174,699
ODP Corp. (The)*	2,353	92,426
O'Reilly Automotive, Inc.*	304	214,694
Overstock.com, Inc.*	8,040	474,440
Penske Automotive Group, Inc.	2,608	279,630
RH*	175	93,790
Ross Stores, Inc.	5,824	665,567
Shoe Carnival, Inc.	2,055	80,309
Shutterstock, Inc.	2,456	272,321
Signet Jewelers Ltd. (Bermuda)	1,930	167,968
Sonic Automotive, Inc., Class A	3,956	195,624
Target Corp.(a)	4,025	931,546
Victoria's Secret & Co.*	5,244	291,252
		18,321,884
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.*	5,073	730,005
Alpha & Omega Semiconductor Ltd. (Bermuda)*	919	55,655

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Applied Materials, Inc.(a)	6,768	$ 1,065,012
Axcelis Technologies, Inc.*	3,481	259,543
Azenta, Inc.	1	103
Broadcom, Inc.(a)	844	561,606
CEVA, Inc.*	23	994
Cohu, Inc.*	2,732	104,062
Diodes, Inc.*	1,004	110,249
Enphase Energy, Inc.*	330	60,370
Entegris, Inc.	284	39,357
First Solar, Inc.*	489	42,621
Ichor Holdings Ltd. (Cayman Islands)*	2,593	119,356
Impinj, Inc.*	297	26,344
Intel Corp.(a)	43,675	2,249,262
KLA Corp.	895	384,948
MACOM Technology Solutions Holdings, Inc.*	2,592	202,954
MaxLinear, Inc.*	2,620	197,522
Micron Technology, Inc.(a)	22,647	2,109,568
Monolithic Power Systems, Inc.	1,008	497,277
NVIDIA Corp.(a)	4,410	1,297,025
NXP Semiconductors NV (Netherlands)	5,278	1,202,223
ON Semiconductor Corp.*	3,637	247,025
Onto Innovation, Inc.*	2,368	239,713
PDF Solutions, Inc.*	5	159
Photronics, Inc.*	588	11,084
Power Integrations, Inc.	3,121	289,910
Qorvo, Inc.(a)*	3,682	575,828
QUALCOMM, Inc.(a)	6,864	1,255,220
Rambus, Inc.*	6,799	199,823
Semtech Corp.*	1,666	148,157
Silicon Laboratories, Inc.*	1,445	298,277
Synaptics, Inc.*	968	280,246
Teradyne, Inc.	4,746	776,113
Texas Instruments, Inc.	1,566	295,144
Xilinx, Inc.	4,669	989,968
		16,922,723
Software & Services — 12.7%
Accenture PLC, Class A (Ireland)	1,586	657,476
Adobe, Inc.(a)*	2,500	1,417,650
Akamai Technologies, Inc.*	861	100,771
Alliance Data Systems Corp.	203	13,514
ANSYS, Inc.*	1,148	460,486
Automatic Data Processing, Inc.(a)	4,892	1,206,269
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Bentley Systems, Inc., Class B	2,328	$ 112,512
Box, Inc., Class A*	3,575	93,629
Broadridge Financial Solutions, Inc.	2,525	461,621
Cadence Design Systems, Inc.(a)*	4,188	780,434
Cerence, Inc.*	2,915	223,406
CGI, Inc. (Canada)*	1,159	102,572
Concentrix Corp.	543	96,991
Confluent, Inc., Class A*	696	53,063
DigitalOcean Holdings, Inc.*	5,084	408,398
Dolby Laboratories, Inc., Class A	2,483	236,431
Dropbox, Inc., Class A*	4,819	118,258
DXC Technology Co.*	11,246	362,009
Fiserv, Inc.*	1,787	185,473
FleetCor Technologies, Inc.*	1,374	307,556
Fortinet, Inc.(a)*	4,152	1,492,229
Gartner, Inc.*	2,310	772,279
Global Payments, Inc.	5,992	809,999
Globant S.A. (Luxembourg)*	390	122,495
GoDaddy, Inc., Class A*	1,063	90,206
InterDigital, Inc.	622	44,554
International Business Machines Corp.(a)	4,735	632,880
Intuit, Inc.(a)	1,353	870,277
Manhattan Associates, Inc.*	2,945	457,918
Maximus, Inc.	1,563	124,524
McAfee Corp., Class A	16,125	415,864
Microsoft Corp.(a)	13,326	4,481,800
NCR Corp.*	1,395	56,079
New Relic, Inc.*	4,489	493,610
NortonLifeLock, Inc.(a)	18,648	484,475
Nutanix, Inc., Class A*	3,755	119,634
Open Text Corp. (Canada)	6,782	322,009
Oracle Corp.(a)	39,824	3,473,051
Paychex, Inc.(a)	9,175	1,252,387
Paycom Software, Inc.*	1,298	538,917
PayPal Holdings, Inc.(a)*	6,781	1,278,761
Progress Software Corp.	2,700	130,329
PTC, Inc.*	2,902	351,577
salesforce.com, Inc.*	2,307	586,278
ServiceNow, Inc.(a)*	4,720	3,063,799
Sprout Social, Inc., Class A*	1,108	100,485
SPS Commerce, Inc.*	621	88,399
SS&C Technologies Holdings, Inc.	1,967	161,255
Synopsys, Inc.(a)*	2,577	949,624
Teradata Corp.*	4,417	187,590
Verint Systems, Inc.*	3,419	179,532

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.*	1,300	$ 329,966
Visa, Inc., Class A(a)	1,548	335,467
VMware, Inc., Class A	3,025	350,537
Western Union Co. (The)	21,169	377,655
Workiva, Inc.*	827	107,915
Xperi Holding Corp.	312	5,900
Zoom Video Communications, Inc., Class A*	1,400	257,474
		33,296,249
Technology Hardware & Equipment — 5.6%
3D Systems Corp.*	24,171	520,643
Apple, Inc.(a)	16,703	2,965,952
CDW Corp.	336	68,806
Cisco Systems, Inc.(a)	21,832	1,383,494
Coherent, Inc.*	2,277	606,912
Corning, Inc.	16,394	610,349
Dell Technologies, Inc., Class C*	735	41,285
Extreme Networks, Inc.*	14,384	225,829
Harmonic, Inc.*	3,297	38,773
Hewlett Packard Enterprise Co.	36,324	572,829
HP, Inc.(a)	27,769	1,046,058
Infinera Corp.*	10,822	103,783
IPG Photonics Corp.*	2,509	431,899
Juniper Networks, Inc.	3,241	115,736
Keysight Technologies, Inc.*	3,188	658,354
Knowles Corp.*	7,140	166,719
Motorola Solutions, Inc.	929	252,409
NetApp, Inc.	8,085	743,739
PC Connection, Inc.	19	819
Plantronics, Inc.*	1,483	43,511
Pure Storage, Inc., Class A*	4,334	141,072
Sanmina Corp.*	3,136	130,019
Seagate Technology Holdings PLC (Ireland)	7,158	808,711
TD SYNNEX Corp.	3,104	354,973
TE Connectivity Ltd. (Switzerland)	2,825	455,785
Trimble, Inc.*	1,186	103,407
TTM Technologies, Inc.*	4,852	72,295
Ubiquiti, Inc.	588	180,340
Vishay Intertechnology, Inc.	12,732	278,449
Vontier Corp.	5,236	160,902
Western Digital Corp.*	9,275	604,823
Xerox Holdings Corp.	3,409	77,180
Zebra Technologies Corp., Class A*	985	586,272
		14,552,127
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 1.4%
AT&T, Inc.(a)	40,135	$ 987,321
EchoStar Corp., Class A*	8,932	235,358
Gogo, Inc.*	6,463	87,445
IDT Corp., Class B*	187	8,258
Iridium Communications, Inc.*	3,469	143,235
Lumen Technologies, Inc.	29,320	367,966
T-Mobile US, Inc.*	6,838	793,071
Verizon Communications, Inc.(a)	17,716	920,523
		3,543,177
Transportation — 2.2%
Alaska Air Group, Inc.*	5,118	266,648
ArcBest Corp.	4,341	520,269
Atlas Air Worldwide Holdings, Inc.*	688	64,755
Canadian National Railway Co. (Canada)	648	79,613
CSX Corp.(a)	18,283	687,441
Expeditors International of Washington, Inc.	2,832	380,309
Heartland Express, Inc.	381	6,408
Matson, Inc.	2,647	238,309
Norfolk Southern Corp.	306	91,099
Old Dominion Freight Line, Inc.	1,389	497,790
Saia, Inc.*	436	146,945
Schneider National, Inc., Class B	3,378	90,902
Uber Technologies, Inc.*	6,771	283,908
Union Pacific Corp.	3,465	872,937
United Parcel Service, Inc., Class B(a)	5,311	1,138,360
XPO Logistics, Inc.*	5,785	447,933
		5,813,626
Utilities — 2.0%
American Water Works Co., Inc.	911	172,051
CMS Energy Corp.	922	59,976
Dominion Energy, Inc.(a)	9,519	747,813
DTE Energy Co.	7,546	902,049
Exelon Corp.(a)	25,334	1,463,292
FirstEnergy Corp.	3,231	134,377
National Fuel Gas Co.	1,655	105,821
NRG Energy, Inc.	15,906	685,230

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	31,305	$ 941,028
TransAlta Corp. (Canada)	282	3,136
		5,214,773
TOTAL COMMON STOCKS (Cost $211,620,103)		247,495,780
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		14,143,990
NET ASSETS - 100.0%		$261,639,770

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.2% of net assets as of December 31, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	1	$37	$48	$470
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	14,147	101,690	131,992	30,411
Aptiv PLC (Jersey)	Morgan Stanley	2,209	325,095	364,375	39,380
Ford Motor Co.	Morgan Stanley	67,579	651,871	1,403,616	758,626
General Motors Co.	Morgan Stanley	29,075	1,403,268	1,704,667	301,772
Gentherm, Inc.	Morgan Stanley	576	41,767	50,054	10,765
Tenneco, Inc., Class A	Morgan Stanley	2,232	27,392	25,222	(2,320)
Thor Industries, Inc.	Morgan Stanley	796	90,853	82,601	(7,783)
Visteon Corp.	Morgan Stanley	715	70,586	79,465	9,440
Winnebago Industries, Inc.	Morgan Stanley	412	26,738	30,867	4,836
		117,742	2,739,297	3,872,907	1,145,597
Capital Goods
3M Co.	Morgan Stanley	6,898	1,182,048	1,225,292	76,476
A.O. Smith Corp.	Morgan Stanley	4,064	241,432	348,894	110,990
AAR Corp.	Morgan Stanley	1,748	54,400	68,224	14,577
Acuity Brands, Inc.	Morgan Stanley	1	167	212	92
AECOM	Morgan Stanley	569	35,537	44,012	11,049
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	1,243	53,085	58,123	5,072
Allegion PLC (Ireland)	Morgan Stanley	826	109,451	109,395	337
AMETEK, Inc.	Morgan Stanley	211	24,164	31,025	7,069
Apogee Enterprises, Inc.	Morgan Stanley	1,044	24,854	50,269	26,446
Armstrong World Industries, Inc.	Morgan Stanley	259	25,396	30,075	4,831
Atkore, Inc.	Morgan Stanley	4,987	329,080	554,505	225,424
Beacon Roofing Supply, Inc.	Morgan Stanley	629	33,239	36,073	3,094
Boise Cascade Co.	Morgan Stanley	5,111	284,547	363,903	100,955
Builders FirstSource, Inc.	Morgan Stanley	1,869	125,632	160,192	38,351
Caterpillar, Inc.	Morgan Stanley	2,693	534,382	556,751	24,994
Crane Co.	Morgan Stanley	2,104	203,117	214,040	11,934
Cummins, Inc.	Morgan Stanley	1,007	222,051	219,667	3,341
Curtiss-Wright Corp.	Morgan Stanley	309	41,032	42,849	1,914
Deere & Co.	Morgan Stanley	1,247	211,724	427,584	222,915
Dover Corp.	Morgan Stanley	2,484	377,313	451,094	85,909
Eaton Corp. PLC (Ireland)	Morgan Stanley	6,117	1,030,805	1,057,140	29,558
EMCOR Group, Inc.	Morgan Stanley	167	15,131	21,274	6,324
Emerson Electric Co.	Morgan Stanley	4,064	341,049	377,830	44,629

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Encore Wire Corp.	Morgan Stanley	1,905	$261,368	$272,606	$11,322
EnPro Industries, Inc.	Morgan Stanley	5	550	550	23
Fastenal Co.	Morgan Stanley	1,194	75,162	76,488	1,364
Generac Holdings, Inc.	Morgan Stanley	117	34,410	41,175	6,793
General Dynamics Corp.	Morgan Stanley	4,094	749,717	853,476	110,121
Gorman-Rupp Co. (The)	Morgan Stanley	15	658	668	29
GrafTech International Ltd.	Morgan Stanley	3,800	44,343	44,954	641
Granite Construction, Inc.	Morgan Stanley	1,620	61,545	62,694	1,952
Herc Holdings, Inc.	Morgan Stanley	267	25,557	41,799	16,401
Hexcel Corp.	Morgan Stanley	1,498	75,741	77,596	1,894
Hillenbrand, Inc.	Morgan Stanley	2,058	90,632	106,995	17,861
Honeywell International, Inc.	Morgan Stanley	1,282	273,593	267,310	(2,528)
Howmet Aerospace, Inc.	Morgan Stanley	10,561	189,626	336,157	152,466
Huntington Ingalls Industries, Inc.	Morgan Stanley	21	3,502	3,922	697
Ingersoll Rand, Inc.	Morgan Stanley	7,052	365,073	436,307	71,475
Johnson Controls International PLC (Ireland)	Morgan Stanley	7,506	475,597	610,313	145,600
Kennametal, Inc.	Morgan Stanley	2,691	100,482	96,634	(3,804)
L3Harris Technologies, Inc.	Morgan Stanley	2,000	434,195	426,480	(6,819)
Lockheed Martin Corp.	Morgan Stanley	1,887	659,504	670,659	28,725
Masco Corp.	Morgan Stanley	4,341	288,277	304,825	17,104
Middleby Corp. (The)	Morgan Stanley	83	10,444	16,331	10,006
Mueller Industries, Inc.	Morgan Stanley	1,305	74,080	77,465	3,510
MYR Group, Inc.	Morgan Stanley	339	30,357	37,476	7,146
Nordson Corp.	Morgan Stanley	625	135,972	159,544	24,293
Northrop Grumman Corp.	Morgan Stanley	1,498	495,513	579,831	94,619
NOW, Inc.	Morgan Stanley	8,874	57,075	75,784	18,742
Oshkosh Corp.	Morgan Stanley	2,793	326,040	314,799	(9,731)
Otis Worldwide Corp.	Morgan Stanley	4,047	343,562	352,372	9,794
Owens Corning	Morgan Stanley	6,796	595,548	615,038	22,072
Parker-Hannifin Corp.	Morgan Stanley	356	81,943	113,251	33,379
Pentair PLC (Ireland)	Morgan Stanley	5,366	259,511	391,879	138,147
Quanta Services, Inc.	Morgan Stanley	530	59,665	60,770	1,147
RBC Bearings, Inc.	Morgan Stanley	282	57,587	56,956	(644)
Regal Rexnord Corp.	Morgan Stanley	1,178	180,290	200,472	22,919
Resideo Technologies, Inc.	Morgan Stanley	5,367	139,640	139,703	117
Shyft Group, Inc. (The)	Morgan Stanley	1,053	52,154	51,734	(384)
Snap-on, Inc.	Morgan Stanley	1,698	289,075	365,715	89,173
SPX Corp.	Morgan Stanley	709	43,774	42,313	(1,431)
SPX FLOW, Inc.	Morgan Stanley	630	34,831	54,482	20,987
Stanley Black & Decker, Inc.	Morgan Stanley	157	26,720	29,613	3,829
Terex Corp.	Morgan Stanley	3,816	122,528	167,713	46,918
Textron, Inc.	Morgan Stanley	2,622	175,470	202,418	27,561
Toro Co. (The)	Morgan Stanley	826	79,476	82,526	4,555
Trane Technologies PLC (Ireland)	Morgan Stanley	223	41,474	45,053	4,002
TransDigm Group, Inc.	Morgan Stanley	563	338,564	358,226	19,371
Trex Co., Inc.	Morgan Stanley	4,510	593,329	608,985	15,825
United Rentals, Inc.	Morgan Stanley	1	226	332	341
Veritiv Corp.	Morgan Stanley	299	35,386	36,648	1,291
Watsco, Inc.	Morgan Stanley	596	172,616	186,476	15,001

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Watts Water Technologies, Inc., Class A	Morgan Stanley	236	$32,950	$45,824	$13,168
WESCO International, Inc.	Morgan Stanley	1,316	149,915	173,172	24,074
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1,133	105,029	104,361	(572)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	9,679	375,307	395,290	20,097
Woodward, Inc.	Morgan Stanley	724	77,388	79,249	1,900
WW Grainger, Inc.	Morgan Stanley	742	314,177	384,534	72,004
Xylem, Inc.	Morgan Stanley	217	20,819	26,023	5,465
Zurn Water Solutions Corp.	Morgan Stanley	6,102	219,822	222,113	2,523
		180,856	15,857,425	18,034,502	2,388,812
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	2,016	72,170	82,354	12,940
ASGN, Inc.	Morgan Stanley	598	73,739	73,793	92
Booz Allen Hamilton Holding Corp.	Morgan Stanley	1,699	140,970	144,058	3,143
Brady Corp., Class A	Morgan Stanley	591	30,363	31,855	1,687
Brink's Co. (The)	Morgan Stanley	1,192	80,621	78,159	(2,147)
Cimpress PLC (Ireland)	Morgan Stanley	55	3,795	3,939	163
Cintas Corp.	Morgan Stanley	105	40,114	46,533	12,403
Clean Harbors, Inc.	Morgan Stanley	1,459	145,249	145,564	371
Copart, Inc.	Morgan Stanley	3,017	438,097	457,438	19,470
CoreCivic, Inc.	Morgan Stanley	3,839	35,956	38,275	2,347
Exponent, Inc.	Morgan Stanley	2	234	233	19
Healthcare Services Group, Inc.	Morgan Stanley	2,365	51,175	42,073	(6,234)
ICF International, Inc.	Morgan Stanley	64	6,467	6,563	138
Jacobs Engineering Group, Inc.	Morgan Stanley	2,519	319,903	350,720	31,909
Korn Ferry	Morgan Stanley	1,953	145,547	147,901	2,666
Leidos Holdings, Inc.	Morgan Stanley	112	9,925	9,957	599
ManpowerGroup, Inc.	Morgan Stanley	423	42,038	41,171	(396)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	21,125	407,545	433,274	27,892
Republic Services, Inc.	Morgan Stanley	3,288	261,059	458,512	207,423
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1,528	95,877	93,529	(2,305)
Robert Half International, Inc.	Morgan Stanley	2,709	254,567	302,108	49,824
Science Applications International Corp.	Morgan Stanley	1,222	103,752	102,147	(1,177)
Tetra Tech, Inc.	Morgan Stanley	682	112,790	115,804	3,086
Thomson Reuters Corp. (Canada)	Morgan Stanley	530	43,299	63,399	21,098
TriNet Group, Inc.	Morgan Stanley	730	69,766	69,540	(189)
Verisk Analytics, Inc.	Morgan Stanley	266	60,255	60,842	621
Waste Management, Inc.	Morgan Stanley	92	15,210	15,355	168
		54,181	3,060,483	3,415,096	385,611
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	996	50,638	52,868	2,445
BRP, Inc. (Canada)	Morgan Stanley	315	24,650	27,629	3,107
Brunswick Corp.	Morgan Stanley	449	41,745	45,228	5,014
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	1,070	46,072	69,454	31,554
Cavco Industries, Inc.	Morgan Stanley	130	24,200	41,295	18,322
Crocs, Inc.	Morgan Stanley	557	83,025	71,419	(11,565)
DR Horton, Inc.	Morgan Stanley	5,717	272,578	620,009	362,939
Garmin Ltd. (Switzerland)	Morgan Stanley	1,210	152,190	164,766	14,929
GoPro, Inc., Class A	Morgan Stanley	13,697	141,214	141,216	57

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Hanesbrands, Inc.	Morgan Stanley	3,820	$66,336	$63,870	$(2,483)
Hasbro, Inc.	Morgan Stanley	4,172	396,726	424,626	30,872
Kontoor Brands, Inc.	Morgan Stanley	905	14,407	46,381	34,870
Levi Strauss & Co., Class A	Morgan Stanley	2,582	66,292	64,627	(1,656)
Mattel, Inc.	Morgan Stanley	808	14,791	17,420	2,652
Mohawk Industries, Inc.	Morgan Stanley	1,810	168,007	329,746	161,664
Newell Brands, Inc.	Morgan Stanley	5,272	116,605	115,140	2,437
NIKE, Inc., Class B	Morgan Stanley	4,240	718,270	706,681	(10,242)
NVR, Inc.	Morgan Stanley	7	41,148	41,362	244
PulteGroup, Inc.	Morgan Stanley	290	16,263	16,576	336
PVH Corp.	Morgan Stanley	1,522	114,467	162,321	47,854
Ralph Lauren Corp.	Morgan Stanley	1,049	124,037	124,684	1,461
Skyline Champion Corp.	Morgan Stanley	4,472	243,003	353,199	110,276
Smith & Wesson Brands, Inc.	Morgan Stanley	9,961	189,863	177,306	(10,960)
Steven Madden Ltd.	Morgan Stanley	2,197	107,466	102,095	(5,349)
Sturm Ruger & Co., Inc.	Morgan Stanley	1,923	126,359	130,802	10,705
Tapestry, Inc.	Morgan Stanley	3,026	117,396	122,856	6,694
Tempur Sealy International, Inc.	Morgan Stanley	2,807	120,422	132,013	13,345
Under Armour, Inc., Class C	Morgan Stanley	12,349	236,822	222,776	(13,968)
Vista Outdoor, Inc.	Morgan Stanley	3,554	150,331	163,733	13,325
Whirlpool Corp.	Morgan Stanley	1,293	258,255	303,415	50,752
		92,200	4,243,578	5,055,513	869,631
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	2,106	52,979	62,253	9,339
Airbnb, Inc., Class A	Morgan Stanley	2,989	521,997	497,639	(24,208)
Bloomin' Brands, Inc.	Morgan Stanley	10,329	94,433	216,702	123,350
Booking Holdings, Inc.	Morgan Stanley	209	472,690	501,439	28,333
Boyd Gaming Corp.	Morgan Stanley	1,947	117,663	127,665	10,319
Caesars Entertainment, Inc.	Morgan Stanley	1,704	157,536	159,375	1,898
Cheesecake Factory, Inc. (The)	Morgan Stanley	4,572	187,192	178,994	(8,280)
Choice Hotels International, Inc.	Morgan Stanley	595	69,222	92,814	24,870
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	910	124,593	117,062	(6,613)
Darden Restaurants, Inc.	Morgan Stanley	673	99,540	101,381	3,817
Dine Brands Global, Inc.	Morgan Stanley	3,577	159,561	271,172	113,003
Everi Holdings, Inc.	Morgan Stanley	2,197	49,809	46,906	(2,871)
Golden Entertainment, Inc.	Morgan Stanley	1,299	60,767	65,638	4,897
Graham Holdings Co., Class B	Morgan Stanley	40	22,838	25,193	2,710
Grand Canyon Education, Inc.	Morgan Stanley	1,041	82,416	89,224	6,584
Hilton Worldwide Holdings, Inc.	Morgan Stanley	402	48,309	62,708	14,937
Houghton Mifflin Harcourt Co.	Morgan Stanley	5,592	80,124	90,031	9,947
Jack in the Box, Inc.	Morgan Stanley	1,015	87,867	88,792	2,564
Marriott International, Inc., Class A	Morgan Stanley	943	114,757	155,821	42,875
McDonald's Corp.	Morgan Stanley	3,579	848,295	959,423	123,176
Penn National Gaming, Inc.	Morgan Stanley	4,848	339,128	251,369	(87,654)
Planet Fitness, Inc., Class A	Morgan Stanley	624	51,975	56,522	4,680
Red Rock Resorts, Inc., Class A	Morgan Stanley	460	14,922	25,305	11,782
Service Corp. International	Morgan Stanley	2,238	107,968	158,876	53,400
Vivint Smart Home, Inc.	Morgan Stanley	221	2,168	2,161	13
WW International, Inc.	Morgan Stanley	3,042	49,652	49,067	(552)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	1,861	$129,674	$166,839	$40,126
Yum! Brands, Inc.	Morgan Stanley	3,253	349,871	451,712	109,862
		62,266	4,497,946	5,072,083	612,304
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	515	81,018	84,723	3,753
AssetMark Financial Holdings, Inc.	Morgan Stanley	65	1,663	1,704	60
Berkshire Hathaway, Inc., Class B	Morgan Stanley	5,033	1,136,388	1,504,867	368,775
BlackRock, Inc.	Morgan Stanley	694	511,871	635,399	132,429
CI Financial Corp. (Canada)	Morgan Stanley	2	42	42	19
Donnelley Financial Solutions, Inc.	Morgan Stanley	912	42,537	42,992	484
Franklin Resources, Inc.	Morgan Stanley	15,038	482,763	503,623	27,302
Invesco Ltd. (Bermuda)	Morgan Stanley	15,385	387,297	354,163	(27,483)
Moody's Corp.	Morgan Stanley	1,664	612,338	649,925	39,623
MSCI, Inc.	Morgan Stanley	67	39,304	41,050	1,771
Nasdaq, Inc.	Morgan Stanley	3,470	468,518	728,735	268,257
S&P Global, Inc.	Morgan Stanley	1,246	548,456	588,025	41,123
T Rowe Price Group, Inc.	Morgan Stanley	6,037	1,077,783	1,187,116	137,025
		50,128	5,389,978	6,322,364	993,138
Energy
Antero Resources Corp.	Morgan Stanley	10,217	146,289	178,798	31,565
APA Corp.	Morgan Stanley	30,514	640,171	820,521	180,641
Archrock, Inc.	Morgan Stanley	88	658	658	354
Brigham Minerals, Inc., Class A	Morgan Stanley	18	380	380	19
Cactus, Inc., Class A	Morgan Stanley	2	44	76	52
California Resources Corp.	Morgan Stanley	118	5,078	5,040	(18)
Cameco Corp. (Canada)	Morgan Stanley	2,240	53,147	48,854	(4,253)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	9,251	319,195	390,855	77,902
Centennial Resource Development, Inc., Class A	Morgan Stanley	15,310	94,449	91,554	(2,852)
ChampionX Corp.	Morgan Stanley	12,717	282,611	257,011	(25,510)
Cheniere Energy, Inc.	Morgan Stanley	385	41,045	39,047	(1,969)
Chevron Corp.	Morgan Stanley	682	79,220	80,033	852
Clean Energy Fuels Corp.	Morgan Stanley	256	1,602	1,569	(13)
Coterra Energy, Inc.	Morgan Stanley	14,329	293,654	272,251	(20,148)
Denbury, Inc.	Morgan Stanley	1,964	142,699	150,423	7,779
EOG Resources, Inc.	Morgan Stanley	11,586	907,581	1,029,184	155,954
Equitrans Midstream Corp.	Morgan Stanley	7,102	59,188	73,435	15,346
Exxon Mobil Corp.	Morgan Stanley	20,739	1,185,861	1,269,019	126,720
Green Plains, Inc.	Morgan Stanley	617	15,105	21,447	6,365
Halliburton Co.	Morgan Stanley	10,849	225,072	248,117	25,362
Helmerich & Payne, Inc.	Morgan Stanley	5,911	142,084	140,091	(1,785)
Hess Corp.	Morgan Stanley	638	47,616	47,231	(33)
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,774	57,330	64,041	7,386
Marathon Oil Corp.	Morgan Stanley	32,271	358,949	529,890	174,359
Marathon Petroleum Corp.	Morgan Stanley	13,207	696,327	845,116	165,035
Murphy Oil Corp.	Morgan Stanley	6,116	139,808	159,689	20,773
Noble Corp. (Cayman Islands)	Morgan Stanley	11	274	273	18
NOV, Inc.	Morgan Stanley	4,541	56,168	61,531	5,651
Oasis Petroleum, Inc.	Morgan Stanley	604	62,618	76,098	13,647

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Occidental Petroleum Corp.	Morgan Stanley	21,365	$583,609	$619,371	$36,434
Oceaneering International, Inc.	Morgan Stanley	13,160	168,639	148,840	(19,737)
ONEOK, Inc.	Morgan Stanley	9,569	507,481	562,274	65,057
Ovintiv, Inc.	Morgan Stanley	9,792	299,753	329,990	31,447
PDC Energy, Inc.	Morgan Stanley	2,410	105,804	117,560	13,108
Phillips 66	Morgan Stanley	2,445	186,312	177,165	(7,340)
Schlumberger NV (Curaçao)	Morgan Stanley	15,013	493,141	449,639	(42,594)
SM Energy Co.	Morgan Stanley	12,890	75,486	379,997	322,211
Suncor Energy, Inc. (Canada)	Morgan Stanley	7,237	181,066	181,142	1,879
Targa Resources Corp.	Morgan Stanley	2,363	121,821	123,443	1,672
Transocean Ltd. (Switzerland)	Morgan Stanley	9,859	29,401	27,211	(2,164)
Valero Energy Corp.	Morgan Stanley	3,922	292,393	294,581	230
Vermilion Energy, Inc. (Canada)	Morgan Stanley	6,081	44,126	76,560	34,987
Weatherford International PLC (Ireland)	Morgan Stanley	428	11,325	11,864	561
Whiting Petroleum Corp.	Morgan Stanley	564	18,782	36,480	17,721
World Fuel Services Corp.	Morgan Stanley	2,291	55,508	60,643	6,867
		333,446	9,228,870	10,498,992	1,419,538
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	1,736	52,543	52,410	(101)
Costco Wholesale Corp.	Morgan Stanley	729	391,924	413,853	22,152
Kroger Co. (The)	Morgan Stanley	2,191	98,419	99,165	790
SpartanNash Co.	Morgan Stanley	153	3,976	3,941	(15)
Sprouts Farmers Market, Inc.	Morgan Stanley	4,437	97,637	131,690	38,065
Sysco Corp.	Morgan Stanley	1,549	87,888	121,674	42,338
U.S. Foods Holding Corp.	Morgan Stanley	1,403	46,808	48,866	2,089
United Natural Foods, Inc.	Morgan Stanley	2,691	134,812	132,074	(2,685)
Walgreens Boots Alliance, Inc.	Morgan Stanley	5,191	210,338	270,763	69,956
Walmart, Inc.	Morgan Stanley	12,515	1,604,444	1,810,795	248,129
		32,595	2,728,789	3,085,231	420,718
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	10,859	431,725	514,608	144,012
Archer-Daniels-Midland Co.	Morgan Stanley	5,436	322,086	367,419	51,537
Campbell Soup Co.	Morgan Stanley	878	35,176	38,158	3,621
Coca-Cola Co. (The)	Morgan Stanley	22,959	1,253,774	1,359,402	133,638
Coca-Cola Consolidated, Inc.	Morgan Stanley	90	36,996	55,727	18,905
Constellation Brands, Inc., Class A	Morgan Stanley	1,592	314,173	399,544	88,357
Darling Ingredients, Inc.	Morgan Stanley	3,619	255,250	250,761	(6,304)
General Mills, Inc.	Morgan Stanley	1,954	123,753	131,661	11,426
Kellogg Co.	Morgan Stanley	2,010	124,198	129,484	6,500
Kraft Heinz Co. (The)	Morgan Stanley	22,630	741,205	812,417	104,454
Molson Coors Beverage Co., Class B	Morgan Stanley	3,928	187,191	182,063	(1,902)
Mondelez International, Inc., Class A	Morgan Stanley	8,794	504,073	583,130	88,274
National Beverage Corp.	Morgan Stanley	375	17,338	16,999	(316)
PepsiCo, Inc.	Morgan Stanley	3,802	579,977	660,445	90,403
Philip Morris International, Inc.	Morgan Stanley	5,527	475,505	525,065	73,385
Sanderson Farms, Inc.	Morgan Stanley	2,540	471,227	485,343	15,133

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Tyson Foods, Inc., Class A	Morgan Stanley	4,107	$288,325	$357,966	$75,627
Vector Group Ltd.	Morgan Stanley	1,776	17,649	20,388	3,276
		102,876	6,179,621	6,890,580	900,026
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	3,564	409,159	501,597	97,847
Acadia Healthcare Co., Inc.	Morgan Stanley	5,714	342,355	346,840	4,568
Alcon, Inc. (Switzerland)	Morgan Stanley	3,398	275,467	296,034	21,373
Align Technology, Inc.	Morgan Stanley	770	437,029	506,029	69,097
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	5,403	77,967	99,685	22,567
Amedisys, Inc.	Morgan Stanley	870	123,398	140,836	17,550
AMN Healthcare Services, Inc.	Morgan Stanley	236	22,606	28,870	9,222
AngioDynamics, Inc.	Morgan Stanley	55	1,550	1,517	(13)
Anthem, Inc.	Morgan Stanley	3,121	1,179,812	1,446,708	275,147
Apollo Medical Holdings, Inc.	Morgan Stanley	5,281	459,479	388,048	(71,296)
Avanos Medical, Inc.	Morgan Stanley	1,293	41,726	44,828	3,132
Baxter International, Inc.	Morgan Stanley	1,485	115,837	127,472	12,100
Cerner Corp.	Morgan Stanley	6,130	442,301	569,293	134,122
Cerus Corp.	Morgan Stanley	810	5,574	5,516	(38)
Community Health Systems, Inc.	Morgan Stanley	8,005	64,872	106,547	42,301
CVS Health Corp.	Morgan Stanley	2,608	217,301	269,041	53,964
DaVita, Inc.	Morgan Stanley	827	92,477	94,080	1,623
Dexcom, Inc.	Morgan Stanley	791	480,515	424,727	(55,647)
Doximity, Inc., Class A	Morgan Stanley	1,173	82,245	58,802	(23,402)
Edwards Lifesciences Corp.	Morgan Stanley	851	92,319	110,247	25,752
Ensign Group, Inc. (The)	Morgan Stanley	971	59,289	81,525	23,753
Envista Holdings Corp.	Morgan Stanley	4,565	179,309	205,699	32,212
Fulgent Genetics, Inc.	Morgan Stanley	3,581	298,149	360,213	62,830
Globus Medical, Inc., Class A	Morgan Stanley	1,971	139,061	142,306	2,973
HCA Healthcare, Inc.	Morgan Stanley	1,878	303,527	482,496	182,593
Henry Schein, Inc.	Morgan Stanley	371	27,863	28,764	1,111
Hologic, Inc.	Morgan Stanley	5,272	298,338	403,624	105,381
ICU Medical, Inc.	Morgan Stanley	592	134,482	140,505	6,065
IDEXX Laboratories, Inc.	Morgan Stanley	222	110,312	146,178	35,913
Integer Holdings Corp.	Morgan Stanley	5	429	428	18
Integra LifeSciences Holdings Corp.	Morgan Stanley	4,583	313,885	307,015	(6,771)
Intuitive Surgical, Inc.	Morgan Stanley	1,030	300,829	370,079	69,345
Laboratory Corp. of America Holdings	Morgan Stanley	2,225	526,456	699,117	173,744
LivaNova PLC (United Kingdom)	Morgan Stanley	5,316	437,552	464,778	27,254
McKesson Corp.	Morgan Stanley	3,369	690,938	837,432	155,535
MEDNAX, Inc.	Morgan Stanley	5,322	125,518	144,812	19,054
Medtronic PLC (Ireland)	Morgan Stanley	17,751	1,869,052	1,836,341	(5,879)
Merit Medical Systems, Inc.	Morgan Stanley	1,496	85,904	93,201	7,337
National Research Corp.	Morgan Stanley	26	1,111	1,080	(9)
NextGen Healthcare, Inc.	Morgan Stanley	3,963	58,412	70,502	12,492
Omnicell, Inc.	Morgan Stanley	845	107,045	152,472	45,473
Owens & Minor, Inc.	Morgan Stanley	781	20,203	33,974	13,802
Quest Diagnostics, Inc.	Morgan Stanley	1,112	160,487	192,387	33,483
ResMed, Inc.	Morgan Stanley	1,202	313,374	313,097	163
Select Medical Holdings Corp.	Morgan Stanley	5,889	137,717	173,137	36,679

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
STAAR Surgical Co.	Morgan Stanley	3,198	$405,261	$291,977	$(113,924)
Stryker Corp.	Morgan Stanley	1,579	407,427	422,256	17,775
Tandem Diabetes Care, Inc.	Morgan Stanley	357	47,059	53,736	8,108
Teleflex, Inc.	Morgan Stanley	964	313,461	316,655	3,383
Tenet Healthcare Corp.	Morgan Stanley	3,149	198,008	257,242	60,081
Tivity Health, Inc.	Morgan Stanley	4,975	51,614	131,539	80,330
UnitedHealth Group, Inc.	Morgan Stanley	2,217	762,926	1,113,244	361,627
Universal Health Services, Inc., Class B	Morgan Stanley	364	48,022	47,196	(529)
Varex Imaging Corp.	Morgan Stanley	1,086	31,873	34,263	2,418
Veeva Systems, Inc., Class A	Morgan Stanley	1,687	437,925	430,995	(6,801)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	1,160	142,557	147,366	5,250
		147,459	14,509,364	16,494,348	2,092,238
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1,619	143,156	165,948	23,638
Colgate-Palmolive Co.	Morgan Stanley	13,341	975,699	1,138,521	200,911
Coty, Inc., Class A	Morgan Stanley	39,935	372,768	419,318	46,663
Edgewell Personal Care Co.	Morgan Stanley	1,725	67,085	78,850	12,206
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	716	217,626	265,063	49,012
Kimberly-Clark Corp.	Morgan Stanley	1,888	251,115	269,833	21,646
Procter & Gamble Co. (The)	Morgan Stanley	3,456	458,116	565,332	126,004
Spectrum Brands Holdings, Inc.	Morgan Stanley	992	97,774	100,906	3,737
		63,672	2,583,339	3,003,771	483,817
Materials
AdvanSix, Inc.	Morgan Stanley	1,791	77,597	84,625	7,156
Albemarle Corp.	Morgan Stanley	2,841	735,803	664,141	(102,934)
Alcoa Corp.	Morgan Stanley	6,508	326,574	387,747	66,229
Amcor PLC (Jersey)	Morgan Stanley	2,948	31,309	35,405	6,037
Ashland Global Holdings, Inc.	Morgan Stanley	649	54,587	69,871	15,925
Avery Dennison Corp.	Morgan Stanley	1,045	218,392	226,316	9,009
Avient Corp.	Morgan Stanley	1,237	18,968	69,210	51,836
Barrick Gold Corp. (Canada)	Morgan Stanley	46,266	860,227	879,054	23,828
Berry Global Group, Inc.	Morgan Stanley	971	64,704	71,640	6,971
Carpenter Technology Corp.	Morgan Stanley	1,481	27,221	43,230	17,963
Celanese Corp.	Morgan Stanley	3,727	613,455	626,360	13,057
CF Industries Holdings, Inc.	Morgan Stanley	4,677	245,724	331,038	88,774
Chemours Co. (The)	Morgan Stanley	7,261	123,867	243,679	131,529
Compass Minerals International, Inc.	Morgan Stanley	923	47,846	47,147	(298)
Corteva, Inc.	Morgan Stanley	9,993	453,212	472,469	20,201
Crown Holdings, Inc.	Morgan Stanley	3,230	342,167	357,303	15,825
Dow, Inc.	Morgan Stanley	7,029	357,640	398,685	59,359
DuPont de Nemours, Inc.	Morgan Stanley	3,343	245,152	270,048	29,845
Eagle Materials, Inc.	Morgan Stanley	1,184	164,526	197,089	34,081
Eastman Chemical Co.	Morgan Stanley	332	35,102	40,142	6,394
Ecovyst, Inc.	Morgan Stanley	487	5,120	4,987	(113)
Ferro Corp.	Morgan Stanley	6,762	128,520	147,614	19,146
FMC Corp.	Morgan Stanley	1,458	153,046	160,220	8,014
Freeport-McMoRan, Inc.	Morgan Stanley	9,579	182,164	399,732	221,310
Ingevity Corp.	Morgan Stanley	1,923	105,636	137,879	32,288

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
International Paper Co.	Morgan Stanley	6,480	$317,434	$304,430	$(8,794)
Kinross Gold Corp. (Canada)	Morgan Stanley	25,460	136,795	147,923	11,270
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	4,857	194,100	203,751	10,421
Kraton Corp.	Morgan Stanley	1,699	57,231	78,698	21,500
Kronos Worldwide, Inc.	Morgan Stanley	23	342	345	27
Linde PLC (Ireland)	Morgan Stanley	2,726	637,762	944,368	325,847
Livent Corp.	Morgan Stanley	1,745	40,713	42,543	2,091
Louisiana-Pacific Corp.	Morgan Stanley	1,939	113,352	151,921	39,483
LyondellBasell Industries N.V., Class A (Netherlands)	Morgan Stanley	2,061	198,425	190,086	(6,064)
Martin Marietta Materials, Inc.	Morgan Stanley	387	129,216	170,481	42,179
Methanex Corp. (Canada)	Morgan Stanley	72	2,878	2,848	(10)
Minerals Technologies, Inc.	Morgan Stanley	732	42,890	53,546	10,834
Mosaic Co. (The)	Morgan Stanley	565	16,814	22,199	17,678
New Gold, Inc. (Canada)	Morgan Stanley	5,196	7,455	7,794	360
Nucor Corp.	Morgan Stanley	2,738	239,407	312,543	78,697
O-I Glass, Inc.	Morgan Stanley	4,855	58,829	58,406	(937)
Olin Corp.	Morgan Stanley	7,621	368,733	438,360	71,623
Packaging Corp. of America	Morgan Stanley	891	120,239	121,310	2,022
Pan American Silver Corp. (Canada)	Morgan Stanley	11,770	285,573	293,897	8,415
PPG Industries, Inc.	Morgan Stanley	1	135	172	142
Pretium Resources, Inc. (Canada)	Morgan Stanley	6,424	69,916	90,514	20,773
Reliance Steel & Aluminum Co.	Morgan Stanley	1	116	162	270
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	1,122	58,130	58,254	216
Sealed Air Corp.	Morgan Stanley	2,222	104,091	149,918	47,867
Sensient Technologies Corp.	Morgan Stanley	1,215	112,227	121,573	10,072
Sherwin-Williams Co. (The)	Morgan Stanley	2,417	684,091	851,171	175,107
Southern Copper Corp.	Morgan Stanley	761	30,099	46,961	19,529
SSR Mining, Inc. (Canada)	Morgan Stanley	8,264	144,691	146,273	1,637
Steel Dynamics, Inc.	Morgan Stanley	3,758	240,574	233,259	(6,298)
United States Steel Corp.	Morgan Stanley	16,788	406,077	399,722	(6,176)
Warrior Met Coal, Inc.	Morgan Stanley	107	2,736	2,751	35
Westlake Chemical Corp.	Morgan Stanley	1,616	156,091	156,962	1,351
Westrock Co.	Morgan Stanley	4,436	217,811	196,781	(20,344)
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	929	34,403	39,882	7,532
Worthington Industries, Inc.	Morgan Stanley	562	20,756	30,719	11,869
		260,085	10,868,691	12,436,154	1,671,656
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	9,769	708,120	649,932	(57,836)
Alphabet, Inc., Class A	Morgan Stanley	1,032	1,428,366	2,989,745	1,561,758
Altice U.S.A., Inc., Class A	Morgan Stanley	11,189	186,531	181,038	(5,427)
AMC Networks, Inc., Class A	Morgan Stanley	2,196	90,350	75,630	(14,678)
Charter Communications, Inc., Class A	Morgan Stanley	1,232	805,584	803,227	(4,247)
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	759	2,545	2,512	(13)
Comcast Corp., Class A	Morgan Stanley	6,329	331,742	318,539	(12,370)
Discovery, Inc., Class A	Morgan Stanley	9,559	234,159	225,019	(10,855)
DISH Network Corp., Class A	Morgan Stanley	9,556	260,791	309,997	49,291
Eventbrite, Inc., Class A	Morgan Stanley	1,835	34,880	32,002	(2,938)
Fox Corp., Class A	Morgan Stanley	6,989	204,993	257,894	56,540
Gray Television, Inc.	Morgan Stanley	1,177	20,392	23,728	4,003

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
iHeartMedia, Inc., Class A	Morgan Stanley	62	$1,316	$1,304	$8
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	9,048	277,531	338,848	79,020
Live Nation Entertainment, Inc.	Morgan Stanley	9,216	1,013,667	1,103,063	89,670
Match Group, Inc.	Morgan Stanley	6,013	907,307	795,219	(111,840)
Meta Platforms, Inc., Class A	Morgan Stanley	9,436	2,030,211	3,173,799	1,144,118
Netflix, Inc.	Morgan Stanley	2,151	1,103,441	1,295,848	192,705
News Corp., Class A	Morgan Stanley	9,885	105,455	220,534	117,744
Nexstar Media Group, Inc., Class A	Morgan Stanley	225	33,668	33,971	331
Omnicom Group, Inc.	Morgan Stanley	1,407	105,020	103,091	(322)
Pinterest, Inc., Class A	Morgan Stanley	23,420	988,599	851,317	(161,583)
PubMatic, Inc., Class A	Morgan Stanley	2,492	85,899	84,853	(1,006)
Scholastic Corp.	Morgan Stanley	60	2,385	2,398	33
Sciplay Corp., Class A	Morgan Stanley	492	7,045	6,780	(244)
TechTarget, Inc.	Morgan Stanley	297	20,776	28,411	7,822
TEGNA, Inc.	Morgan Stanley	4	74	74	19
Twitter, Inc.	Morgan Stanley	17,585	592,581	760,024	167,611
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	33	1,625	1,628	22
Yelp, Inc.	Morgan Stanley	3,147	116,947	114,047	(3,061)
		156,595	11,702,000	14,784,472	3,084,275
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	571	73,644	77,313	3,767
Agilent Technologies, Inc.	Morgan Stanley	5,933	858,224	947,203	98,100
Alector, Inc.	Morgan Stanley	1,043	21,938	21,538	(375)
Biogen, Inc.	Morgan Stanley	853	196,613	204,652	8,473
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	910	664,740	687,569	23,015
Bristol-Myers Squibb Co.	Morgan Stanley	9,903	568,095	617,452	50,066
Bruker Corp.	Morgan Stanley	1,151	89,399	96,580	7,988
Charles River Laboratories International, Inc.	Morgan Stanley	334	116,161	125,845	10,078
Corcept Therapeutics, Inc.	Morgan Stanley	2,223	42,596	44,015	1,449
Danaher Corp.	Morgan Stanley	964	238,238	317,166	79,889
Dynavax Technologies Corp.	Morgan Stanley	3,620	49,011	50,933	2,022
Elanco Animal Health, Inc.	Morgan Stanley	3,019	87,733	85,679	(2,013)
Gilead Sciences, Inc.	Morgan Stanley	3,316	210,224	240,775	39,676
Halozyme Therapeutics, Inc.	Morgan Stanley	2,762	93,098	111,060	19,527
Innoviva, Inc.	Morgan Stanley	4,095	55,775	70,639	14,897
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	14,204	164,680	165,619	703
Johnson & Johnson	Morgan Stanley	8,286	1,346,917	1,417,486	106,717
MaxCyte, Inc.	Morgan Stanley	373	3,832	3,801	(11)
Merck & Co., Inc.	Morgan Stanley	22,185	1,672,394	1,700,258	59,775
Mettler-Toledo International, Inc.	Morgan Stanley	244	372,610	414,119	41,623
Moderna, Inc.	Morgan Stanley	3,632	906,207	922,455	16,496
Organon & Co.	Morgan Stanley	7,851	252,602	239,063	(11,955)
Pacira BioSciences, Inc.	Morgan Stanley	2,432	133,615	146,333	13,032
PerkinElmer, Inc.	Morgan Stanley	237	31,935	47,651	15,983
Pfizer, Inc.	Morgan Stanley	36,151	1,350,790	2,134,717	835,112
Prestige Consumer Healthcare, Inc.	Morgan Stanley	772	29,753	46,822	17,094
Prothena Corp. PLC (Ireland)	Morgan Stanley	2,243	132,946	110,804	(22,089)
QIAGEN NV (Netherlands)	Morgan Stanley	268	14,902	14,895	16
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	2,289	1,431,627	1,445,549	14,081

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Sundial Growers, Inc. (Canada)	Morgan Stanley	115,575	$73,408	$66,837	$(6,534)
Syndax Pharmaceuticals, Inc.	Morgan Stanley	33	660	722	81
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,075	680,507	717,283	37,396
Waters Corp.	Morgan Stanley	1,090	328,497	406,134	80,153
West Pharmaceutical Services, Inc.	Morgan Stanley	64	26,120	30,017	7,503
Zoetis, Inc.	Morgan Stanley	396	60,924	96,636	36,174
Zogenix, Inc.	Morgan Stanley	81	1,334	1,316	2
		260,178	12,381,749	13,826,936	1,597,911
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	3,804	134,072	132,493	(1,526)
Academy Sports & Outdoors, Inc.	Morgan Stanley	3,839	160,172	168,532	8,420
Advance Auto Parts, Inc.	Morgan Stanley	515	81,892	123,538	43,430
Amazon.com, Inc.	Morgan Stanley	848	2,375,538	2,827,520	452,599
American Eagle Outfitters, Inc.	Morgan Stanley	2,384	55,034	60,363	5,362
Asbury Automotive Group, Inc.	Morgan Stanley	227	42,671	39,210	(3,431)
AutoNation, Inc.	Morgan Stanley	3,994	445,495	466,699	21,336
AutoZone, Inc.	Morgan Stanley	290	515,119	607,953	92,983
Bath & Body Works, Inc.	Morgan Stanley	14,519	732,567	1,013,281	282,648
Best Buy Co., Inc.	Morgan Stanley	1,221	72,918	124,054	60,304
Buckle, Inc. (The)	Morgan Stanley	1,677	49,798	70,954	30,688
Burlington Stores, Inc.	Morgan Stanley	548	155,829	159,747	3,977
Camping World Holdings, Inc., Class A	Morgan Stanley	1,598	58,186	64,559	10,924
Children's Place, Inc. (The)	Morgan Stanley	163	12,758	12,924	189
Dick's Sporting Goods, Inc.	Morgan Stanley	3,725	406,949	428,338	19,644
Dillard's, Inc., Class A	Morgan Stanley	227	59,321	55,620	(3,625)
Dollar General Corp.	Morgan Stanley	687	150,692	162,015	14,300
eBay, Inc.	Morgan Stanley	18,641	1,265,577	1,239,627	(21,831)
Etsy, Inc.	Morgan Stanley	3,017	588,683	660,542	72,026
Genesco, Inc.	Morgan Stanley	42	2,700	2,695	15
Genuine Parts Co.	Morgan Stanley	1,371	143,314	192,214	56,136
Group 1 Automotive, Inc.	Morgan Stanley	74	14,166	14,446	481
Guess?, Inc.	Morgan Stanley	3,579	55,917	84,751	31,373
Home Depot, Inc. (The)	Morgan Stanley	1,634	484,574	678,126	209,990
LKQ Corp.	Morgan Stanley	5,890	277,050	353,577	78,088
Lowe's Cos., Inc.	Morgan Stanley	5,207	842,047	1,345,905	518,356
Macy's, Inc.	Morgan Stanley	2,654	74,598	69,482	(6,027)
MarineMax, Inc.	Morgan Stanley	2,453	122,963	144,825	21,912
ODP Corp. (The)	Morgan Stanley	1,883	74,986	73,964	(983)
O'Reilly Automotive, Inc.	Morgan Stanley	252	125,509	177,970	52,512
Overstock.com, Inc.	Morgan Stanley	6,574	468,279	387,932	(80,210)
Penske Automotive Group, Inc.	Morgan Stanley	2,120	212,153	227,306	15,855
RH	Morgan Stanley	142	86,510	76,103	(11,184)
Ross Stores, Inc.	Morgan Stanley	4,761	546,120	544,087	(1,392)
Shoe Carnival, Inc.	Morgan Stanley	1,671	53,014	65,303	12,493
Shutterstock, Inc.	Morgan Stanley	2,018	139,624	223,756	86,026
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	1,618	41,480	140,815	99,947
Sonic Automotive, Inc., Class A	Morgan Stanley	3,193	99,994	157,894	60,162

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Target Corp.	Morgan Stanley	3,274	$745,603	$757,735	$19,482
Victoria's Secret & Co.	Morgan Stanley	4,271	212,000	237,211	25,430
		116,605	12,185,872	14,374,066	2,276,879
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	4,498	613,361	647,262	34,075
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	762	35,282	46,147	10,893
Applied Materials, Inc.	Morgan Stanley	5,966	751,742	938,810	196,562
Axcelis Technologies, Inc.	Morgan Stanley	2,462	123,682	183,567	59,935
Azenta, Inc.	Morgan Stanley	1	74	103	59
Broadcom, Inc.	Morgan Stanley	640	312,315	425,862	131,574
CEVA, Inc.	Morgan Stanley	18	785	778	12
Cohu, Inc.	Morgan Stanley	2,250	72,143	85,703	13,880
Diodes, Inc.	Morgan Stanley	828	88,144	90,923	2,820
Enphase Energy, Inc.	Morgan Stanley	269	49,953	49,211	32,856
Entegris, Inc.	Morgan Stanley	232	32,385	32,151	(207)
First Solar, Inc.	Morgan Stanley	400	35,084	34,864	(192)
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	2,115	103,919	97,353	(6,911)
Impinj, Inc.	Morgan Stanley	240	21,696	21,288	(383)
Intel Corp.	Morgan Stanley	35,623	1,789,435	1,834,585	59,317
KLA Corp.	Morgan Stanley	751	239,466	323,013	86,498
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	2,069	64,109	162,003	103,123
MaxLinear, Inc.	Morgan Stanley	2,131	145,781	160,656	14,931
Micron Technology, Inc.	Morgan Stanley	18,466	1,579,324	1,720,108	142,993
Monolithic Power Systems, Inc.	Morgan Stanley	830	440,576	409,464	(30,436)
NVIDIA Corp.	Morgan Stanley	3,594	1,068,244	1,057,031	(10,840)
NXP Semiconductors N.V. (Netherlands)	Morgan Stanley	4,308	838,101	981,276	148,098
ON Semiconductor Corp.	Morgan Stanley	3,048	117,053	207,020	93,830
Onto Innovation, Inc.	Morgan Stanley	1,930	150,458	195,374	45,116
PDF Solutions, Inc.	Morgan Stanley	3	97	95	18
Photronics, Inc.	Morgan Stanley	477	8,477	8,991	535
Power Integrations, Inc.	Morgan Stanley	2,539	243,764	235,848	(7,818)
Qorvo, Inc.	Morgan Stanley	3,022	499,870	472,611	(27,114)
QUALCOMM, Inc.	Morgan Stanley	5,592	765,849	1,022,609	272,234
Rambus, Inc.	Morgan Stanley	5,584	124,586	164,114	39,588
Semtech Corp.	Morgan Stanley	1,366	119,004	121,478	2,524
Silicon Laboratories, Inc.	Morgan Stanley	1,178	237,192	243,163	6,050
Synaptics, Inc.	Morgan Stanley	797	122,966	230,739	108,496
Teradyne, Inc.	Morgan Stanley	3,871	536,658	633,025	96,857
Texas Instruments, Inc.	Morgan Stanley	1,295	242,506	244,069	8,439
Xilinx, Inc.	Morgan Stanley	3,806	835,458	806,986	(28,242)
		122,961	12,409,539	13,888,280	1,599,170
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,050	526,155	849,828	335,440
Adobe, Inc.	Morgan Stanley	2,257	1,223,516	1,279,854	56,666
Akamai Technologies, Inc.	Morgan Stanley	777	84,417	90,940	6,563
Alliance Data Systems Corp.	Morgan Stanley	169	11,482	11,250	(1,170)
ANSYS, Inc.	Morgan Stanley	941	326,297	377,454	51,258
Automatic Data Processing, Inc.	Morgan Stanley	4,103	771,973	1,011,718	263,397

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Bentley Systems, Inc., Class B	Morgan Stanley	1,934	$92,769	$93,470	$762
Box, Inc., Class A	Morgan Stanley	2,945	67,420	77,130	10,296
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,096	344,278	383,191	42,503
Cadence Design Systems, Inc.	Morgan Stanley	3,220	318,588	600,047	281,558
Cerence, Inc.	Morgan Stanley	2,376	231,347	182,097	(53,934)
CGI, Inc. (Canada)	Morgan Stanley	957	68,871	84,695	15,860
Concentrix Corp.	Morgan Stanley	441	75,467	78,771	3,343
Confluent, Inc., Class A	Morgan Stanley	569	42,868	43,381	543
DigitalOcean Holdings, Inc.	Morgan Stanley	4,141	343,163	332,647	(10,411)
Dolby Laboratories, Inc., Class A	Morgan Stanley	2,034	183,413	193,677	11,016
Dropbox, Inc., Class A	Morgan Stanley	3,928	113,029	96,393	(17,394)
DXC Technology Co.	Morgan Stanley	9,260	358,087	298,079	(59,898)
Fiserv, Inc.	Morgan Stanley	1,456	152,606	151,118	(1,430)
FleetCor Technologies, Inc.	Morgan Stanley	1,121	243,709	250,925	7,296
Fortinet, Inc.	Morgan Stanley	3,385	581,663	1,216,569	646,882
Gartner, Inc.	Morgan Stanley	1,927	423,034	644,235	221,327
Global Payments, Inc.	Morgan Stanley	4,891	624,647	661,165	37,742
Globant S.A. (Luxembourg)	Morgan Stanley	317	83,824	99,567	18,795
GoDaddy, Inc., Class A	Morgan Stanley	913	61,640	77,477	22,152
InterDigital, Inc.	Morgan Stanley	512	36,030	36,675	702
International Business Machines Corp.	Morgan Stanley	3,846	463,470	514,056	56,224
Intuit, Inc.	Morgan Stanley	1,106	531,736	711,401	182,277
Manhattan Associates, Inc.	Morgan Stanley	2,407	373,384	374,264	744
Maximus, Inc.	Morgan Stanley	1,269	101,989	101,101	(426)
McAfee Corp., Class A	Morgan Stanley	13,136	316,282	338,777	22,594
Microsoft Corp.	Morgan Stanley	6,750	1,589,064	2,270,160	718,613
NCR Corp.	Morgan Stanley	1,147	32,675	46,109	13,462
New Relic, Inc.	Morgan Stanley	3,669	402,500	403,443	1,064
NortonLifeLock, Inc.	Morgan Stanley	15,231	317,057	395,701	91,528
Nutanix, Inc., Class A	Morgan Stanley	3,069	103,879	97,778	(7,018)
Open Text Corp. (Canada)	Morgan Stanley	5,541	243,313	263,087	23,209
Oracle Corp.	Morgan Stanley	32,639	2,754,746	2,846,447	127,278
Paychex, Inc.	Morgan Stanley	7,653	612,849	1,044,635	480,812
Paycom Software, Inc.	Morgan Stanley	1,057	493,099	438,856	(54,100)
PayPal Holdings, Inc.	Morgan Stanley	5,601	1,101,227	1,056,237	(44,694)
Progress Software Corp.	Morgan Stanley	2,199	105,803	106,146	654
PTC, Inc.	Morgan Stanley	2,361	229,412	286,035	55,909
salesforce.com, Inc.	Morgan Stanley	2,008	514,310	510,293	(3,869)
ServiceNow, Inc.	Morgan Stanley	3,399	1,604,765	2,206,325	601,867
Sprout Social, Inc., Class A	Morgan Stanley	909	96,708	82,437	(16,440)
SPS Commerce, Inc.	Morgan Stanley	516	51,106	73,453	22,379
SS&C Technologies Holdings, Inc.	Morgan Stanley	1,621	116,726	132,890	18,360
Synopsys, Inc.	Morgan Stanley	2,103	527,401	774,956	247,706
Teradata Corp.	Morgan Stanley	3,609	79,638	153,274	74,000
Verint Systems, Inc.	Morgan Stanley	2,781	120,397	146,030	26,128
VeriSign, Inc.	Morgan Stanley	1,054	206,584	267,526	61,013
Visa, Inc., Class A	Morgan Stanley	1,291	246,540	279,773	35,940
VMware, Inc., Class A	Morgan Stanley	2,497	286,544	289,352	2,497
Western Union Co. (The)	Morgan Stanley	14,313	268,529	255,344	(134)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Workiva, Inc.	Morgan Stanley	689	$67,272	$89,908	$22,413
Xperi Holding Corp.	Morgan Stanley	255	4,922	4,822	6
Zoom Video Communications, Inc., Class A	Morgan Stanley	1,191	217,529	219,037	1,044
		205,637	21,571,749	26,002,006	4,650,904
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	20,438	559,475	440,235	(119,081)
Apple, Inc.	Morgan Stanley	21,240	2,177,276	3,771,587	1,622,069
CDW Corp.	Morgan Stanley	316	51,637	64,710	13,532
Cisco Systems, Inc.	Morgan Stanley	17,167	918,094	1,087,873	213,350
Coherent, Inc.	Morgan Stanley	1,857	479,018	494,965	16,087
Corning, Inc.	Morgan Stanley	11,396	354,150	424,273	82,461
Dell Technologies, Inc., Class C	Morgan Stanley	596	33,570	33,477	(65)
Extreme Networks, Inc.	Morgan Stanley	11,676	127,792	183,313	55,824
Harmonic, Inc.	Morgan Stanley	2,672	29,365	31,423	2,084
Hewlett Packard Enterprise Co.	Morgan Stanley	29,603	442,425	466,839	34,849
HP, Inc.	Morgan Stanley	25,935	425,169	976,971	586,794
Infinera Corp.	Morgan Stanley	8,850	78,011	84,872	6,901
IPG Photonics Corp.	Morgan Stanley	2,049	344,915	352,715	7,906
Juniper Networks, Inc.	Morgan Stanley	2,632	83,430	93,989	10,893
Keysight Technologies, Inc.	Morgan Stanley	2,603	428,763	537,546	108,945
Knowles Corp.	Morgan Stanley	5,822	121,772	135,944	14,221
Motorola Solutions, Inc.	Morgan Stanley	753	191,223	204,590	13,901
NetApp, Inc.	Morgan Stanley	6,597	468,638	606,858	153,825
PC Connection, Inc.	Morgan Stanley	18	795	776	—
Plantronics, Inc.	Morgan Stanley	1,219	41,004	35,765	(5,853)
Pure Storage, Inc., Class A	Morgan Stanley	3,538	114,154	115,162	1,056
Sanmina Corp.	Morgan Stanley	2,646	68,452	109,703	42,899
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	5,801	458,348	655,397	207,629
TD SYNNEX Corp.	Morgan Stanley	2,574	197,001	294,363	99,742
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,330	306,850	375,922	75,853
Trimble, Inc.	Morgan Stanley	988	81,139	86,144	5,148
TTM Technologies, Inc.	Morgan Stanley	1,830	22,967	27,267	4,813
Ubiquiti, Inc.	Morgan Stanley	477	123,100	146,296	26,675
Vishay Intertechnology, Inc.	Morgan Stanley	10,354	219,694	226,442	8,090
Vontier Corp.	Morgan Stanley	4,268	122,377	131,156	9,443
Western Digital Corp.	Morgan Stanley	7,569	457,853	493,574	35,856
Xerox Holdings Corp.	Morgan Stanley	2,778	64,771	62,894	(457)
Zebra Technologies Corp., Class A	Morgan Stanley	804	384,172	478,541	94,485
		219,396	9,977,400	13,231,582	3,429,875
Telecommunication Services
AT&T, Inc.	Morgan Stanley	26,727	722,494	657,484	(20,062)
EchoStar Corp., Class A	Morgan Stanley	3,773	94,829	99,419	4,633
Gogo, Inc.	Morgan Stanley	5,216	56,389	70,572	14,441
IDT Corp., Class B	Morgan Stanley	152	6,731	6,712	2
Iridium Communications, Inc.	Morgan Stanley	2,830	97,457	116,851	19,747
Lumen Technologies, Inc.	Morgan Stanley	23,782	306,180	298,464	2,732

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
T-Mobile U.S., Inc.	Morgan Stanley	3,918	$454,210	$454,410	$333
Verizon Communications, Inc.	Morgan Stanley	14,439	764,022	750,250	21,299
		80,837	2,502,312	2,454,162	43,125
Transportation
Alaska Air Group, Inc.	Morgan Stanley	5,867	284,438	305,671	21,324
ArcBest Corp.	Morgan Stanley	3,362	236,879	402,936	167,342
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	561	31,733	52,801	21,095
Canadian National Railway Co. (Canada)	Morgan Stanley	532	64,701	65,362	(785)
CSX Corp.	Morgan Stanley	16,350	509,686	614,760	117,908
Expeditors International of Washington, Inc.	Morgan Stanley	2,311	268,824	310,344	44,126
Heartland Express, Inc.	Morgan Stanley	309	5,173	5,197	45
Matson, Inc.	Morgan Stanley	2,161	182,705	194,555	12,054
Norfolk Southern Corp.	Morgan Stanley	251	70,509	74,725	5,100
Old Dominion Freight Line, Inc.	Morgan Stanley	1,144	298,301	409,987	112,354
Saia, Inc.	Morgan Stanley	356	112,435	119,983	7,565
Schneider National, Inc., Class B	Morgan Stanley	1,179	24,916	31,727	8,039
Uber Technologies, Inc.	Morgan Stanley	5,543	239,760	232,418	(7,263)
Union Pacific Corp.	Morgan Stanley	2,827	611,376	712,206	107,174
United Parcel Service, Inc., Class B	Morgan Stanley	4,268	785,431	914,803	141,379
XPO Logistics, Inc.	Morgan Stanley	4,711	371,831	364,773	(7,150)
		51,732	4,098,698	4,812,248	750,307
Utilities
American Water Works Co., Inc.	Morgan Stanley	756	125,932	142,778	17,535
CMS Energy Corp.	Morgan Stanley	752	48,312	48,918	637
Dominion Energy, Inc.	Morgan Stanley	7,634	534,164	599,727	83,347
DTE Energy Co.	Morgan Stanley	6,147	707,440	734,812	31,385
Exelon Corp.	Morgan Stanley	18,721	762,137	1,081,325	349,113
FirstEnergy Corp.	Morgan Stanley	2,646	104,285	110,047	7,227
National Fuel Gas Co.	Morgan Stanley	1,349	81,089	86,255	5,797
NRG Energy, Inc.	Morgan Stanley	12,941	516,486	557,498	48,472
PPL Corp.	Morgan Stanley	25,532	736,209	767,492	45,082
TransAlta Corp. (Canada)	Morgan Stanley	277	2,972	3,080	136
		76,755	3,619,026	4,131,932	588,731

Total Reference Entity — Long			172,335,726	201,687,225	31,404,263
Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(9,817)	(425,793)	(442,452)	(19,377)
Dana, Inc.	Morgan Stanley	(17,738)	(402,725)	(404,781)	(3,268)
Dorman Products, Inc.	Morgan Stanley	(2,352)	(213,613)	(265,800)	(52,674)
Fox Factory Holding Corp.	Morgan Stanley	(1,280)	(201,391)	(217,728)	(17,536)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(11,639)	(227,605)	(248,143)	(21,028)
LCI Industries	Morgan Stanley	(5,446)	(774,819)	(848,868)	(88,403)
Lear Corp.	Morgan Stanley	(905)	(165,182)	(165,570)	(1,382)
Patrick Industries, Inc.	Morgan Stanley	(4,597)	(380,833)	(370,932)	5,106
Rivian Automotive, Inc., Class A	Morgan Stanley	(1,280)	(122,984)	(132,723)	(15,475)
		(55,054)	(2,914,945)	(3,096,997)	(214,037)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(6,123)	$(735,199)	$(833,524)	$(101,878)
AeroVironment, Inc.	Morgan Stanley	(2,077)	(172,402)	(128,836)	43,200
AGCO Corp.	Morgan Stanley	(1,835)	(228,777)	(212,897)	15,706
American Woodmark Corp.	Morgan Stanley	(4,343)	(330,454)	(283,164)	46,571
API Group Corp.	Morgan Stanley	(2,616)	(58,990)	(67,414)	(8,537)
Arcosa, Inc.	Morgan Stanley	(7,691)	(428,296)	(405,316)	21,598
Array Technologies, Inc.	Morgan Stanley	(9,706)	(207,500)	(152,287)	54,769
AZEK Co., Inc. (The)	Morgan Stanley	(13,673)	(574,403)	(632,240)	(59,101)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(55,825)	(850,206)	(701,162)	147,164
Bloom Energy Corp., Class A	Morgan Stanley	(10,507)	(242,305)	(230,419)	11,364
BWX Technologies, Inc.	Morgan Stanley	(12,596)	(771,823)	(603,096)	161,503
CAE, Inc. (Canada)	Morgan Stanley	(1,988)	(50,963)	(50,177)	692
Carlisle Cos., Inc.	Morgan Stanley	(489)	(109,436)	(121,331)	(14,750)
Carrier Global Corp.	Morgan Stanley	(1,680)	(96,514)	(91,123)	7,619
Chart Industries, Inc.	Morgan Stanley	(798)	(144,243)	(127,273)	17,707
Colfax Corp.	Morgan Stanley	(11,426)	(594,540)	(525,253)	68,699
Columbus McKinnon Corp.	Morgan Stanley	(1,155)	(55,584)	(53,430)	2,041
Construction Partners, Inc., Class A	Morgan Stanley	(9,763)	(300,359)	(287,130)	12,578
Cornerstone Building Brands, Inc.	Morgan Stanley	(14,535)	(253,315)	(253,490)	(1,193)
CSW Industrials, Inc.	Morgan Stanley	(294)	(37,814)	(35,533)	2,215
Donaldson Co., Inc.	Morgan Stanley	(3,465)	(200,862)	(205,336)	(4,713)
Energy Recovery, Inc.	Morgan Stanley	(7,252)	(152,174)	(155,845)	(3,992)
EnerSys	Morgan Stanley	(6,427)	(499,017)	(508,119)	(10,137)
Evoqua Water Technologies Corp.	Morgan Stanley	(9,454)	(304,025)	(441,975)	(145,520)
Federal Signal Corp.	Morgan Stanley	(2,202)	(89,246)	(95,435)	(7,467)
Fluor Corp.	Morgan Stanley	(2,255)	(54,523)	(55,856)	(1,999)
Franklin Electric Co., Inc.	Morgan Stanley	(2,839)	(247,572)	(268,456)	(21,670)
FuelCell Energy, Inc.	Morgan Stanley	(40,164)	(584,218)	(208,853)	374,079
GATX Corp.	Morgan Stanley	(3,647)	(340,330)	(379,981)	(45,880)
Gibraltar Industries, Inc.	Morgan Stanley	(1,468)	(105,101)	(97,886)	7,000
GMS, Inc.	Morgan Stanley	(7,078)	(364,392)	(425,459)	(61,861)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(7,309)	(108,363)	(114,897)	(6,757)
Greenbrier Cos., Inc. (The)	Morgan Stanley	(1,632)	(69,500)	(74,892)	(5,529)
Griffon Corp.	Morgan Stanley	(4,141)	(104,299)	(117,936)	(14,215)
Helios Technologies, Inc.	Morgan Stanley	(1,561)	(91,251)	(164,170)	(74,408)
Hubbell, Inc.	Morgan Stanley	(1,681)	(342,405)	(350,102)	(10,639)
IES Holdings, Inc.	Morgan Stanley	(72)	(3,580)	(3,646)	(55)
Illinois Tool Works, Inc.	Morgan Stanley	(636)	(154,837)	(156,965)	(4,464)
JELD-WEN Holding, Inc.	Morgan Stanley	(5,252)	(140,748)	(138,443)	1,993
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(9,295)	(223,269)	(180,323)	43,470
Lindsay Corp.	Morgan Stanley	(952)	(152,261)	(144,704)	6,738
Masonite International Corp. (Canada)	Morgan Stanley	(934)	(107,496)	(110,165)	(2,940)
Maxar Technologies, Inc.	Morgan Stanley	(1,361)	(66,741)	(40,190)	26,367
Mercury Systems, Inc.	Morgan Stanley	(16,409)	(1,025,234)	(903,480)	117,446
Meritor, Inc.	Morgan Stanley	(5,031)	(135,366)	(124,668)	10,593
Moog, Inc., Class A	Morgan Stanley	(881)	(82,701)	(71,335)	9,784
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(4,846)	(421,580)	(407,355)	8,778
Nikola Corp.	Morgan Stanley	(21,207)	(222,118)	(209,313)	12,324
NV5 Global, Inc.	Morgan Stanley	(1,102)	(80,289)	(152,208)	(72,079)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Parsons Corp.	Morgan Stanley	(2,527)	$(95,029)	$(85,034)	$9,930
PGT Innovations, Inc.	Morgan Stanley	(17,744)	(294,651)	(399,063)	(105,051)
Primoris Services Corp.	Morgan Stanley	(10,003)	(254,696)	(239,872)	13,404
Proto Labs, Inc.	Morgan Stanley	(10,439)	(1,118,971)	(536,043)	580,448
REV Group, Inc.	Morgan Stanley	(269)	(3,822)	(3,806)	17
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(481)	(29,750)	(29,673)	30
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(3,782)	(124,446)	(91,903)	32,566
Simpson Manufacturing Co., Inc.	Morgan Stanley	(1,134)	(151,724)	(157,705)	(6,290)
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(1,807)	(89,552)	(77,864)	12,553
Sunrun, Inc.	Morgan Stanley	(7,987)	(503,928)	(273,954)	228,868
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(10,789)	(360,682)	(385,275)	(27,950)
Timken Co. (The)	Morgan Stanley	(2,273)	(174,641)	(157,496)	16,264
Univar Solutions, Inc.	Morgan Stanley	(6,105)	(154,512)	(173,077)	(21,100)
Valmont Industries, Inc.	Morgan Stanley	(1,440)	(351,214)	(360,720)	(11,264)
Vertiv Holdings Co.	Morgan Stanley	(3,958)	(108,060)	(98,831)	9,936
Vicor Corp.	Morgan Stanley	(1,678)	(256,650)	(213,072)	43,024
Wabash National Corp.	Morgan Stanley	(1,052)	(19,786)	(20,535)	(774)
		(423,141)	(16,808,735)	(15,407,011)	1,326,825
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(94,633)	(861,274)	(795,864)	54,616
BrightView Holdings, Inc.	Morgan Stanley	(1,312)	(18,704)	(18,473)	208
Casella Waste Systems, Inc., Class A	Morgan Stanley	(635)	(54,900)	(54,242)	556
Clarivate PLC (Jersey)	Morgan Stanley	(15,207)	(385,287)	(357,669)	27,363
CoStar Group, Inc.	Morgan Stanley	(2,291)	(226,623)	(181,058)	46,213
Deluxe Corp.	Morgan Stanley	(2,815)	(108,680)	(90,390)	17,127
Driven Brands Holdings, Inc.	Morgan Stanley	(4,027)	(129,849)	(135,388)	(5,809)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(44,484)	(833,715)	(911,477)	(79,605)
Equifax, Inc.	Morgan Stanley	(2,262)	(657,960)	(662,291)	(8,538)
Forrester Research, Inc.	Morgan Stanley	(1,912)	(68,004)	(112,292)	(44,952)
FTI Consulting, Inc.	Morgan Stanley	(908)	(131,157)	(139,305)	(8,927)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(8,833)	(342,912)	(334,329)	7,836
Harsco Corp.	Morgan Stanley	(10,245)	(169,521)	(171,194)	(2,032)
Huron Consulting Group, Inc.	Morgan Stanley	(145)	(7,153)	(7,236)	(79)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(4,367)	(578,982)	(580,462)	(6,663)
Insperity, Inc.	Morgan Stanley	(5,952)	(614,066)	(702,991)	(125,643)
ManTech International Corp., Class A	Morgan Stanley	(914)	(80,923)	(66,658)	13,717
MillerKnoll, Inc.	Morgan Stanley	(8,496)	(329,394)	(332,958)	(5,228)
Pitney Bowes, Inc.	Morgan Stanley	(48,499)	(407,169)	(321,548)	79,409
TrueBlue, Inc.	Morgan Stanley	(1,020)	(27,842)	(28,223)	(424)
U.S. Ecology, Inc.	Morgan Stanley	(6,135)	(382,517)	(195,952)	188,269
UniFirst Corp.	Morgan Stanley	(721)	(146,249)	(151,698)	(5,864)
Upwork, Inc.	Morgan Stanley	(24,548)	(931,356)	(838,560)	90,736
Viad Corp.	Morgan Stanley	(3,557)	(150,913)	(152,204)	(1,803)
		(293,918)	(7,645,150)	(7,342,462)	230,483
Consumer Durables & Apparel
Callaway Golf Co.	Morgan Stanley	(14,247)	(424,143)	(390,938)	32,563
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(13,716)	(536,666)	(508,315)	27,542
Carter's, Inc.	Morgan Stanley	(4,895)	(517,446)	(495,472)	18,157

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Clarus Corp.	Morgan Stanley	(55)	$(1,512)	$(1,525)	$3
G-III Apparel Group Ltd.	Morgan Stanley	(8,037)	(241,659)	(222,143)	18,996
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(3,138)	(710,519)	(767,147)	(59,595)
Installed Building Products, Inc.	Morgan Stanley	(3,255)	(425,041)	(454,789)	(32,909)
iRobot Corp.	Morgan Stanley	(1,220)	(106,640)	(80,374)	26,048
Johnson Outdoors, Inc., Class A	Morgan Stanley	(38)	(3,648)	(3,560)	98
Latham Group, Inc.	Morgan Stanley	(3,384)	(68,333)	(84,702)	(17,478)
La-Z-Boy, Inc.	Morgan Stanley	(2,576)	(91,116)	(93,535)	(2,756)
Leggett & Platt, Inc.	Morgan Stanley	(8,787)	(380,690)	(361,673)	14,477
Malibu Boats, Inc., Class A	Morgan Stanley	(1,780)	(150,748)	(122,339)	28,091
Oxford Industries, Inc.	Morgan Stanley	(1,350)	(103,847)	(137,052)	(36,127)
Peloton Interactive, Inc., Class A	Morgan Stanley	(43,150)	(3,050,924)	(1,543,044)	1,500,593
Polaris, Inc.	Morgan Stanley	(8,931)	(1,075,183)	(981,606)	86,093
Skechers U.S.A., Inc., Class A	Morgan Stanley	(2,006)	(95,723)	(87,060)	8,468
Sonos, Inc.	Morgan Stanley	(1,803)	(55,526)	(53,729)	1,691
VF Corp.	Morgan Stanley	(3,952)	(296,880)	(289,365)	4,707
Wolverine World Wide, Inc.	Morgan Stanley	(9,792)	(309,855)	(282,108)	20,700
YETI Holdings, Inc.	Morgan Stanley	(4,411)	(401,989)	(365,363)	36,000
		(140,523)	(9,048,088)	(7,325,839)	1,675,362
Consumer Services
Aramark	Morgan Stanley	(14,565)	(565,297)	(536,720)	22,481
Bally's Corp.	Morgan Stanley	(8,120)	(509,482)	(309,047)	199,316
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(2,687)	(462,487)	(338,240)	127,448
Carnival Corp. (Panama)	Morgan Stanley	(5,624)	(145,828)	(113,155)	32,366
Denny's Corp.	Morgan Stanley	(18,357)	(297,712)	(293,712)	2,576
Domino's Pizza, Inc.	Morgan Stanley	(166)	(92,919)	(93,679)	(1,046)
DraftKings, Inc., Class A	Morgan Stanley	(15,889)	(697,311)	(436,471)	259,302
Frontdoor, Inc.	Morgan Stanley	(2,438)	(133,025)	(89,353)	43,395
Monarch Casino & Resort, Inc.	Morgan Stanley	(2,396)	(105,512)	(177,184)	(72,344)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(29,404)	(668,075)	(609,839)	56,763
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(11,337)	(964,004)	(871,815)	86,856
Shake Shack, Inc., Class A	Morgan Stanley	(3,661)	(368,157)	(264,178)	105,970
Stride, Inc.	Morgan Stanley	(7,449)	(255,407)	(248,275)	6,495
Terminix Global Holdings, Inc.	Morgan Stanley	(6,487)	(289,023)	(293,407)	(5,010)
Vail Resorts, Inc.	Morgan Stanley	(382)	(124,384)	(125,258)	(1,969)
Wendy's Co. (The)	Morgan Stanley	(19,716)	(447,278)	(470,227)	(23,879)
Wingstop, Inc.	Morgan Stanley	(8,854)	(1,520,180)	(1,529,971)	(15,113)
		(157,532)	(7,646,081)	(6,800,531)	823,607
Diversified Financials
Morningstar, Inc.	Morgan Stanley	(863)	(268,794)	(295,137)	(26,982)
Energy
Antero Midstream Corp.	Morgan Stanley	(8,502)	(92,335)	(82,299)	9,036
Chesapeake Energy Corp.	Morgan Stanley	(3,561)	(221,458)	(229,756)	(9,382)
Civitas Resources, Inc.	Morgan Stanley	(4,966)	(235,882)	(243,185)	(9,275)
Comstock Resources, Inc.	Morgan Stanley	(10,154)	(108,216)	(82,146)	28,354
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(11,664)	(325,930)	(260,224)	64,927
CVR Energy, Inc.	Morgan Stanley	(4,513)	(77,730)	(75,864)	1,680
Delek U.S. Holdings, Inc.	Morgan Stanley	(40,012)	(741,537)	(599,780)	131,996

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Enbridge, Inc. (Canada)	Morgan Stanley	(7,586)	$(324,403)	$(296,461)	$22,970
Enerplus Corp. (Canada)	Morgan Stanley	(42,589)	(287,951)	(450,592)	(168,762)
EQT Corp.	Morgan Stanley	(135,240)	(2,719,980)	(2,949,584)	(235,661)
Gevo, Inc.	Morgan Stanley	(53,103)	(313,997)	(227,281)	86,376
Gulfport Energy Corp.	Morgan Stanley	(693)	(51,719)	(49,917)	1,706
Kinder Morgan, Inc.	Morgan Stanley	(29,518)	(522,058)	(468,155)	57,370
Kosmos Energy Ltd.	Morgan Stanley	(35,350)	(126,243)	(122,311)	3,669
Laredo Petroleum, Inc.	Morgan Stanley	(4,257)	(287,431)	(255,973)	30,835
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(43,387)	(451,783)	(420,854)	29,939
New Fortress Energy, Inc.	Morgan Stanley	(14,132)	(397,042)	(341,146)	53,185
NexGen Energy Ltd. (Canada)	Morgan Stanley	(517)	(2,222)	(2,259)	(23)
Northern Oil and Gas, Inc.	Morgan Stanley	(9,325)	(183,845)	(191,909)	(9,768)
Par Pacific Holdings, Inc.	Morgan Stanley	(11,243)	(174,597)	(185,397)	(11,305)
Patterson-UTI Energy, Inc.	Morgan Stanley	(44,705)	(360,636)	(377,757)	(18,278)
Pioneer Natural Resources Co.	Morgan Stanley	(3,289)	(573,366)	(598,203)	(39,299)
Range Resources Corp.	Morgan Stanley	(30,232)	(527,179)	(539,037)	(13,959)
Renewable Energy Group, Inc.	Morgan Stanley	(24,874)	(1,273,919)	(1,055,653)	215,441
RPC, Inc.	Morgan Stanley	(30,502)	(147,310)	(138,479)	8,521
Southwestern Energy Co.	Morgan Stanley	(512,563)	(2,487,201)	(2,388,544)	93,121
TC Energy Corp. (Canada)	Morgan Stanley	(16,781)	(817,366)	(780,988)	22,064
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(207,917)	(1,509,055)	(1,230,869)	274,835
Tellurian, Inc.	Morgan Stanley	(93,618)	(280,623)	(288,343)	(8,329)
Uranium Energy Corp.	Morgan Stanley	(28,349)	(112,933)	(94,969)	17,731
		(1,463,142)	(15,735,947)	(15,027,935)	629,715
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(1,203)	(65,128)	(80,565)	(20,349)
Casey's General Stores, Inc.	Morgan Stanley	(7,668)	(1,491,150)	(1,513,280)	(27,867)
Grocery Outlet Holding Corp.	Morgan Stanley	(9,771)	(421,965)	(276,324)	154,488
Performance Food Group Co.	Morgan Stanley	(10,075)	(479,809)	(462,342)	16,182
		(28,717)	(2,458,052)	(2,332,511)	122,454
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(10,275)	(335,300)	(315,751)	(626)
Beyond Meat, Inc.	Morgan Stanley	(4,067)	(544,188)	(265,006)	277,986
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(754)	(385,347)	(380,845)	2,405
Brown-Forman Corp., Class B	Morgan Stanley	(2,247)	(161,351)	(163,716)	(2,706)
Bunge Ltd. (Bermuda)	Morgan Stanley	(8,134)	(755,514)	(759,390)	(9,594)
Celsius Holdings, Inc.	Morgan Stanley	(20,339)	(1,523,002)	(1,516,679)	2,940
Conagra Brands, Inc.	Morgan Stanley	(12,622)	(433,420)	(431,041)	(3,136)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(6,229)	(170,155)	(171,920)	(7,191)
Freshpet, Inc.	Morgan Stanley	(7,799)	(1,012,658)	(743,011)	267,404
Hain Celestial Group, Inc. (The)	Morgan Stanley	(4,203)	(187,761)	(179,090)	8,717
Hershey Co. (The)	Morgan Stanley	(1,436)	(271,230)	(277,823)	(7,578)
Hormel Foods Corp.	Morgan Stanley	(16,794)	(720,023)	(819,715)	(115,937)
Ingredion, Inc.	Morgan Stanley	(4,533)	(434,403)	(438,069)	(14,186)
J & J Snack Foods Corp.	Morgan Stanley	(514)	(93,495)	(81,191)	9,913
J M Smucker Co. (The)	Morgan Stanley	(2,901)	(381,694)	(394,014)	(14,775)
Lamb Weston Holdings, Inc.	Morgan Stanley	(10,736)	(686,002)	(680,448)	1,943
Lancaster Colony Corp.	Morgan Stanley	(2,133)	(353,389)	(353,225)	(797)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
McCormick & Co, Inc.	Morgan Stanley	(14,969)	$(1,318,615)	$(1,446,155)	$(139,166)
MGP Ingredients, Inc.	Morgan Stanley	(2,834)	(158,586)	(240,862)	(86,321)
Mission Produce, Inc.	Morgan Stanley	(636)	(11,496)	(9,985)	1,504
Monster Beverage Corp.	Morgan Stanley	(1,871)	(177,120)	(179,691)	(2,947)
Pilgrim's Pride Corp.	Morgan Stanley	(3,065)	(72,857)	(86,433)	(13,720)
Post Holdings, Inc.	Morgan Stanley	(1,611)	(188,300)	(181,608)	6,344
TreeHouse Foods, Inc.	Morgan Stanley	(7,144)	(282,409)	(289,546)	(7,993)
Utz Brands, Inc.	Morgan Stanley	(17,245)	(365,428)	(275,058)	87,907
		(165,091)	(11,023,743)	(10,680,272)	240,390
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(15,051)	(488,902)	(264,446)	223,383
ABIOMED, Inc.	Morgan Stanley	(1,709)	(585,091)	(613,822)	(30,018)
Accolade, Inc.	Morgan Stanley	(8,964)	(354,982)	(236,291)	117,917
AdaptHealth Corp.	Morgan Stanley	(14,892)	(364,665)	(364,258)	(389)
Alphatec Holdings, Inc.	Morgan Stanley	(23,629)	(297,955)	(270,079)	27,229
American Well Corp., Class A	Morgan Stanley	(13,212)	(186,742)	(79,800)	106,544
Becton Dickinson and Co.	Morgan Stanley	(778)	(199,489)	(195,651)	1,582
BioLife Solutions, Inc.	Morgan Stanley	(7,302)	(294,346)	(272,146)	21,562
Brookdale Senior Living, Inc.	Morgan Stanley	(15,510)	(104,647)	(80,032)	24,672
Cardinal Health, Inc.	Morgan Stanley	(10,414)	(522,301)	(536,217)	(21,537)
Cardiovascular Systems, Inc.	Morgan Stanley	(6,592)	(314,282)	(123,798)	190,033
Castle Biosciences, Inc.	Morgan Stanley	(7,805)	(496,541)	(334,600)	160,851
Change Healthcare, Inc.	Morgan Stanley	(12,808)	(269,335)	(273,835)	(5,167)
Covetrus, Inc.	Morgan Stanley	(14,961)	(449,765)	(298,771)	149,971
CryoPort, Inc.	Morgan Stanley	(1,301)	(75,497)	(76,980)	(1,632)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(4,111)	(188,580)	(134,347)	57,013
Guardant Health, Inc.	Morgan Stanley	(7,547)	(941,970)	(754,851)	184,734
Haemonetics Corp.	Morgan Stanley	(2,652)	(283,390)	(140,662)	144,131
Health Catalyst, Inc.	Morgan Stanley	(8,472)	(387,780)	(335,661)	51,273
HealthEquity, Inc.	Morgan Stanley	(1,280)	(57,213)	(56,627)	477
Heska Corp.	Morgan Stanley	(160)	(27,974)	(29,198)	(1,268)
Humana, Inc.	Morgan Stanley	(1,848)	(846,264)	(857,213)	(20,652)
Inari Medical, Inc.	Morgan Stanley	(10,517)	(938,926)	(959,887)	(24,415)
Insulet Corp.	Morgan Stanley	(3,242)	(939,598)	(862,599)	75,158
Intersect ENT, Inc.	Morgan Stanley	(49)	(1,336)	(1,338)	14
iRhythm Technologies, Inc.	Morgan Stanley	(1,904)	(91,963)	(224,082)	(140,860)
Lantheus Holdings, Inc.	Morgan Stanley	(9,093)	(223,244)	(262,697)	(40,562)
LHC Group, Inc.	Morgan Stanley	(1,899)	(268,898)	(260,600)	7,716
Masimo Corp.	Morgan Stanley	(798)	(225,174)	(233,638)	(9,860)
Mesa Laboratories, Inc.	Morgan Stanley	(369)	(99,604)	(121,065)	(22,121)
ModivCare, Inc.	Morgan Stanley	(827)	(120,823)	(122,636)	(2,064)
Neogen Corp.	Morgan Stanley	(1,444)	(64,827)	(65,572)	(871)
Nevro Corp.	Morgan Stanley	(2,979)	(275,006)	(241,508)	32,904
Novocure Ltd. (Jersey)	Morgan Stanley	(4,345)	(469,829)	(326,223)	147,337
Oak Street Health, Inc.	Morgan Stanley	(43,288)	(1,936,126)	(1,434,564)	496,129
Option Care Health, Inc.	Morgan Stanley	(10,380)	(252,149)	(295,207)	(43,602)
OrthoPediatrics Corp.	Morgan Stanley	(1,579)	(83,902)	(94,519)	(10,943)
Outset Medical, Inc.	Morgan Stanley	(5,339)	(240,663)	(246,075)	(5,930)
Penumbra, Inc.	Morgan Stanley	(961)	(265,155)	(276,115)	(12,345)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Phreesia, Inc.	Morgan Stanley	(3,337)	$(175,642)	$(139,019)	$36,249
Progyny, Inc.	Morgan Stanley	(8,304)	(516,157)	(418,106)	96,917
Quidel Corp.	Morgan Stanley	(3,708)	(560,348)	(500,543)	60,452
RadNet, Inc.	Morgan Stanley	(8,427)	(151,937)	(253,737)	(102,120)
Schrodinger, Inc.	Morgan Stanley	(15,858)	(876,806)	(552,334)	322,533
Silk Road Medical, Inc.	Morgan Stanley	(6,537)	(346,494)	(278,542)	67,197
Simulations Plus, Inc.	Morgan Stanley	(1,368)	(104,843)	(64,706)	39,682
SmileDirectClub, Inc.	Morgan Stanley	(119,907)	(326,013)	(281,781)	43,523
STERIS PLC (Ireland)	Morgan Stanley	(10,049)	(2,186,261)	(2,446,027)	(276,518)
Surgery Partners, Inc.	Morgan Stanley	(12,962)	(625,479)	(692,300)	(68,200)
Teladoc Health, Inc.	Morgan Stanley	(1,192)	(193,348)	(109,449)	83,486
U.S. Physical Therapy, Inc.	Morgan Stanley	(1,864)	(245,207)	(178,105)	63,139
Vocera Communications, Inc.	Morgan Stanley	(1,125)	(29,473)	(72,945)	(43,519)
		(474,649)	(20,572,942)	(18,345,204)	2,149,215
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(4,991)	(204,307)	(238,819)	(34,949)
Clorox Co. (The)	Morgan Stanley	(3,384)	(593,714)	(590,034)	(3,169)
elf Beauty, Inc.	Morgan Stanley	(71)	(2,329)	(2,358)	(15)
Energizer Holdings, Inc.	Morgan Stanley	(7,840)	(311,392)	(314,384)	(7,260)
Inter Parfums, Inc.	Morgan Stanley	(676)	(54,701)	(72,264)	(18,568)
Olaplex Holdings, Inc.	Morgan Stanley	(5,502)	(147,480)	(160,273)	(13,103)
Reynolds Consumer Products, Inc.	Morgan Stanley	(8,967)	(257,212)	(281,564)	(26,862)
WD-40 Co.	Morgan Stanley	(320)	(76,206)	(78,285)	(2,212)
		(31,751)	(1,647,341)	(1,737,981)	(106,138)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(6,825)	(367,945)	(362,681)	3,385
Air Products and Chemicals, Inc.	Morgan Stanley	(889)	(266,969)	(270,487)	(5,964)
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(44,191)	(348,006)	(339,829)	6,630
Allegheny Technologies, Inc.	Morgan Stanley	(8,230)	(143,065)	(131,104)	11,840
Amyris, Inc.	Morgan Stanley	(42,990)	(381,629)	(232,576)	148,220
AptarGroup, Inc.	Morgan Stanley	(1,743)	(227,568)	(213,483)	13,371
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(37,288)	(1,207,011)	(1,234,979)	(30,645)
Balchem Corp.	Morgan Stanley	(394)	(59,516)	(66,428)	(7,515)
Ball Corp.	Morgan Stanley	(14,001)	(1,311,668)	(1,347,876)	(41,188)
Century Aluminum Co.	Morgan Stanley	(8,326)	(130,761)	(137,879)	(9,224)
Coeur Mining, Inc.	Morgan Stanley	(120,918)	(757,340)	(609,427)	146,241
Commercial Metals Co.	Morgan Stanley	(3,379)	(118,790)	(122,624)	(4,035)
Element Solutions, Inc.	Morgan Stanley	(19,494)	(472,831)	(473,314)	(3,536)
Equinox Gold Corp. (Canada)	Morgan Stanley	(64,315)	(624,501)	(434,769)	188,356
First Majestic Silver Corp. (Canada)	Morgan Stanley	(44,546)	(566,077)	(494,906)	69,709
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(39,463)	(140,029)	(153,906)	(14,170)
Franco-Nevada Corp. (Canada)	Morgan Stanley	(1,547)	(238,168)	(213,935)	24,238
GCP Applied Technologies, Inc.	Morgan Stanley	(2,364)	(67,028)	(74,844)	(7,946)
Graphic Packaging Holding Co.	Morgan Stanley	(12,829)	(268,753)	(250,166)	17,309
HB Fuller Co.	Morgan Stanley	(2,246)	(147,821)	(181,926)	(36,259)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(9,795)	(67,424)	(71,014)	(3,702)
Huntsman Corp.	Morgan Stanley	(7,104)	(195,373)	(247,788)	(56,030)
IAMGOLD Corp. (Canada)	Morgan Stanley	(142,307)	(427,562)	(445,421)	(18,795)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
International Flavors & Fragrances, Inc.	Morgan Stanley	(3,068)	$(452,414)	$(462,194)	$(17,303)
Kaiser Aluminum Corp.	Morgan Stanley	(1,315)	(129,068)	(123,531)	5,267
MAG Silver Corp. (Canada)	Morgan Stanley	(401)	(6,181)	(6,284)	(97)
NewMarket Corp.	Morgan Stanley	(831)	(281,550)	(284,800)	(5,237)
Newmont Corp.	Morgan Stanley	(10,461)	(627,426)	(648,791)	(22,748)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(18,587)	(205,909)	(127,507)	79,851
Nutrien Ltd. (Canada)	Morgan Stanley	(10,114)	(696,121)	(760,573)	(79,281)
Pactiv Evergreen, Inc.	Morgan Stanley	(6)	(76)	(76)	19
PureCycle Technologies, Inc.	Morgan Stanley	(4,473)	(49,613)	(42,807)	6,715
Quaker Chemical Corp.	Morgan Stanley	(1,485)	(364,505)	(342,708)	20,204
RPM International, Inc.	Morgan Stanley	(10,543)	(911,080)	(1,064,843)	(161,825)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(1,900)	(65,548)	(56,810)	7,862
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(3,475)	(560,753)	(559,475)	(3,960)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(8,525)	(158,709)	(140,577)	17,849
Silgan Holdings, Inc.	Morgan Stanley	(2,931)	(123,907)	(125,564)	(2,773)
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(7,045)	(55,796)	(55,726)	(35)
Stepan Co.	Morgan Stanley	(1,554)	(196,384)	(193,147)	1,598
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(3,934)	(95,157)	(113,378)	(18,729)
TriMas Corp.	Morgan Stanley	(111)	(3,958)	(4,107)	(139)
Trinseo PLC (Ireland)	Morgan Stanley	(7,282)	(396,105)	(382,014)	13,226
Valvoline, Inc.	Morgan Stanley	(11,084)	(352,683)	(413,322)	(66,219)
Vulcan Materials Co.	Morgan Stanley	(4,474)	(899,831)	(928,713)	(31,615)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(92,785)	(417,814)	(391,553)	15,382
		(841,568)	(15,586,423)	(15,339,862)	148,302
Media & Entertainment
Angi, Inc.	Morgan Stanley	(58,000)	(755,123)	(534,180)	219,275
Cable One, Inc.	Morgan Stanley	(555)	(1,077,880)	(978,715)	94,300
Cardlytics, Inc.	Morgan Stanley	(1,692)	(143,870)	(111,824)	32,049
Cargurus, Inc.	Morgan Stanley	(11,983)	(426,600)	(403,108)	21,594
EW Scripps Co. (The), Class A	Morgan Stanley	(4,361)	(65,699)	(84,385)	(20,172)
fuboTV, Inc.	Morgan Stanley	(16,759)	(360,318)	(260,100)	99,432
Madison Square Garden Entertainment Corp.	Morgan Stanley	(2,135)	(216,828)	(150,176)	66,187
Madison Square Garden Sports Corp.	Morgan Stanley	(868)	(146,087)	(150,798)	(5,018)
Magnite, Inc.	Morgan Stanley	(27,173)	(551,727)	(475,528)	74,986
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(7,064)	(263,514)	(186,702)	65,356
Snap, Inc., Class A	Morgan Stanley	(24,831)	(1,235,553)	(1,167,802)	59,044
Walt Disney Co. (The)	Morgan Stanley	(9,719)	(1,523,321)	(1,505,376)	14,561
Warner Music Group Corp., Class A	Morgan Stanley	(2,452)	(119,080)	(105,877)	13,410
Zynga, Inc., Class A	Morgan Stanley	(12,126)	(142,913)	(77,606)	65,006
		(179,718)	(7,028,513)	(6,192,177)	800,010
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(2,201)	(354,647)	(327,861)	26,092
Adaptive Biotechnologies Corp.	Morgan Stanley	(9,462)	(445,985)	(265,504)	179,504
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(4,429)	(273,697)	(209,403)	69,163
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(6,101)	(512,959)	(225,798)	286,023
Arvinas, Inc.	Morgan Stanley	(8,407)	(638,164)	(690,551)	(61,608)
Avid Bioservices, Inc.	Morgan Stanley	(5,215)	(149,119)	(152,174)	(3,369)
Avidity Biosciences, Inc.	Morgan Stanley	(112)	(2,709)	(2,662)	60

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Axsome Therapeutics, Inc.	Morgan Stanley	(7,669)	$(335,602)	$(289,735)	$44,998
Berkeley Lights, Inc.	Morgan Stanley	(18,134)	(718,672)	(329,676)	387,410
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	(455)	(48,168)	(62,704)	(19,631)
Bionano Genomics, Inc.	Morgan Stanley	(33,874)	(119,199)	(101,283)	17,770
Bio-Techne Corp.	Morgan Stanley	(347)	(174,067)	(179,517)	(5,819)
Bridgebio Pharma, Inc.	Morgan Stanley	(4,287)	(141,793)	(71,507)	69,988
C4 Therapeutics, Inc.	Morgan Stanley	(914)	(31,538)	(29,431)	2,056
CareDx, Inc.	Morgan Stanley	(5,044)	(223,649)	(229,401)	(6,233)
Cassava Sciences, Inc.	Morgan Stanley	(6,087)	(347,647)	(266,002)	80,888
Catalent, Inc.	Morgan Stanley	(4,913)	(619,011)	(629,011)	(12,280)
ChemoCentryx, Inc.	Morgan Stanley	(1,462)	(26,695)	(53,231)	(29,651)
Codexis, Inc.	Morgan Stanley	(2,498)	(41,459)	(78,112)	(41,840)
Cronos Group, Inc. (Canada)	Morgan Stanley	(14,634)	(100,361)	(57,365)	42,791
Eli Lilly & Co.	Morgan Stanley	(1,669)	(459,398)	(461,011)	(2,620)
Emergent BioSolutions, Inc.	Morgan Stanley	(8,005)	(343,089)	(347,977)	(5,635)
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(751)	(55,890)	(56,160)	(376)
Global Blood Therapeutics, Inc.	Morgan Stanley	(129)	(3,954)	(3,776)	189
Harmony Biosciences Holdings, Inc.	Morgan Stanley	(22)	(937)	(938)	(106)
Invitae Corp.	Morgan Stanley	(4,092)	(68,103)	(62,485)	5,485
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(2,242)	(121,727)	(68,224)	53,251
Iovance Biotherapeutics, Inc.	Morgan Stanley	(674)	(25,520)	(12,867)	12,615
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(9,645)	(1,379,673)	(1,228,773)	148,254
Kodiak Sciences, Inc.	Morgan Stanley	(995)	(86,702)	(84,356)	2,171
MannKind Corp.	Morgan Stanley	(721)	(3,154)	(3,151)	16
Medpace Holdings, Inc.	Morgan Stanley	(1,486)	(281,468)	(323,413)	(44,234)
NanoString Technologies, Inc.	Morgan Stanley	(7,078)	(331,285)	(298,904)	31,653
Nektar Therapeutics	Morgan Stanley	(9,447)	(116,722)	(127,629)	(11,200)
NeoGenomics, Inc.	Morgan Stanley	(12,231)	(462,821)	(417,322)	44,485
Novavax, Inc.	Morgan Stanley	(1,527)	(261,483)	(218,468)	42,451
Ocugen, Inc.	Morgan Stanley	(17,762)	(105,699)	(80,817)	24,795
Perrigo Co. PLC (Ireland)	Morgan Stanley	(33,659)	(1,525,222)	(1,309,335)	200,226
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(2,317)	(393,721)	(61,099)	332,621
Revance Therapeutics, Inc.	Morgan Stanley	(3,059)	(81,234)	(49,923)	30,910
REVOLUTION Medicines, Inc.	Morgan Stanley	(811)	(21,444)	(20,413)	1,003
Sana Biotechnology, Inc.	Morgan Stanley	(708)	(11,171)	(10,960)	205
Seagen, Inc.	Morgan Stanley	(1,697)	(315,783)	(262,356)	56,744
Sorrento Therapeutics, Inc.	Morgan Stanley	(8,760)	(49,623)	(40,734)	8,797
Sotera Health Co.	Morgan Stanley	(2,151)	(50,047)	(50,656)	(701)
Syneos Health, Inc.	Morgan Stanley	(3,221)	(304,431)	(330,732)	(28,827)
Twist Bioscience Corp.	Morgan Stanley	(2,064)	(180,288)	(159,733)	20,169
United Therapeutics Corp.	Morgan Stanley	(226)	(48,499)	(48,834)	(424)
Vericel Corp.	Morgan Stanley	(1,957)	(77,817)	(76,910)	752
Viatris, Inc.	Morgan Stanley	(10,558)	(156,978)	(142,850)	12,421
Xencor, Inc.	Morgan Stanley	(880)	(32,596)	(35,306)	(2,763)
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(5,118)	(141,373)	(159,886)	(18,810)
		(291,907)	(12,802,993)	(10,806,926)	1,939,829
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(3,904)	(128,972)	(91,236)	37,606

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Bed Bath & Beyond, Inc.	Morgan Stanley	(10,979)	$(174,991)	$(160,074)	$14,496
Big Lots, Inc.	Morgan Stanley	(492)	(22,547)	(22,165)	351
CarMax, Inc.	Morgan Stanley	(15,798)	(2,163,228)	(2,057,374)	101,042
Carvana Co.	Morgan Stanley	(918)	(205,471)	(212,783)	(7,991)
Chewy, Inc., Class A	Morgan Stanley	(22,837)	(1,319,822)	(1,346,698)	(29,804)
Designer Brands, Inc., Class A	Morgan Stanley	(11,746)	(176,684)	(166,911)	7,617
Dollar Tree, Inc.	Morgan Stanley	(3,492)	(422,888)	(490,696)	(96,898)
Five Below, Inc.	Morgan Stanley	(11,131)	(2,136,663)	(2,302,893)	(170,982)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(4,669)	(612,020)	(607,017)	3,655
Franchise Group, Inc.	Morgan Stanley	(1,764)	(62,335)	(92,010)	(31,678)
Gap, Inc. (The)	Morgan Stanley	(82,693)	(1,400,143)	(1,459,531)	(62,497)
GrowGeneration Corp.	Morgan Stanley	(23,156)	(824,982)	(302,186)	520,973
Kohl's Corp.	Morgan Stanley	(3,612)	(193,543)	(178,397)	13,801
Leslie's, Inc.	Morgan Stanley	(18,368)	(510,011)	(434,587)	74,304
Monro, Inc.	Morgan Stanley	(4,478)	(342,991)	(260,933)	74,055
Murphy U.S.A., Inc.	Morgan Stanley	(3,403)	(524,860)	(678,014)	(161,478)
Nordstrom, Inc.	Morgan Stanley	(4,367)	(145,264)	(98,782)	46,177
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(4,918)	(244,495)	(251,752)	(7,784)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(26,619)	(530,509)	(526,790)	1,285
Poshmark, Inc., Class A	Morgan Stanley	(3,074)	(114,067)	(52,350)	61,481
Qurate Retail, Inc.	Morgan Stanley	(65,185)	(519,927)	(495,406)	22,988
RealReal, Inc. (The)	Morgan Stanley	(19,397)	(469,321)	(225,199)	243,092
Sally Beauty Holdings, Inc.	Morgan Stanley	(11,078)	(230,129)	(204,500)	26,346
Ulta Beauty, Inc.	Morgan Stanley	(1,311)	(520,508)	(540,578)	(21,213)
Urban Outfitters, Inc.	Morgan Stanley	(19,715)	(688,901)	(578,832)	108,745
Vroom, Inc.	Morgan Stanley	(17,846)	(679,170)	(192,558)	485,114
Wayfair, Inc., Class A	Morgan Stanley	(465)	(118,833)	(88,336)	34,640
		(397,415)	(15,483,275)	(14,118,588)	1,287,443
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(3,774)	(348,336)	(321,809)	25,768
Allegro MicroSystems, Inc.	Morgan Stanley	(58)	(2,111)	(2,098)	27
Amkor Technology, Inc.	Morgan Stanley	(5,060)	(119,983)	(125,437)	(5,706)
Analog Devices, Inc.	Morgan Stanley	(16,233)	(2,937,249)	(2,853,274)	70,443
Cirrus Logic, Inc.	Morgan Stanley	(2,501)	(226,440)	(230,142)	(4,188)
CMC Materials, Inc.	Morgan Stanley	(1,642)	(281,292)	(314,755)	(34,580)
FormFactor, Inc.	Morgan Stanley	(7,145)	(272,177)	(326,669)	(55,081)
Marvell Technology, Inc.	Morgan Stanley	(4,768)	(349,133)	(417,152)	(83,484)
Skyworks Solutions, Inc.	Morgan Stanley	(1,062)	(169,998)	(164,759)	5,358
Universal Display Corp.	Morgan Stanley	(255)	(42,915)	(42,083)	756
		(42,498)	(4,749,634)	(4,798,178)	(80,687)
Software & Services
8x8, Inc.	Morgan Stanley	(12,516)	(305,025)	(209,768)	94,595
Alteryx, Inc., Class A	Morgan Stanley	(15,074)	(1,674,258)	(911,977)	761,449
Anaplan, Inc.	Morgan Stanley	(5,156)	(223,239)	(236,403)	(13,643)
Appfolio, Inc., Class A	Morgan Stanley	(2,981)	(400,660)	(360,880)	38,894
Appian Corp.	Morgan Stanley	(1,134)	(82,164)	(73,948)	8,051
Asana, Inc., Class A	Morgan Stanley	(6,468)	(444,267)	(482,189)	(40,843)
Aspen Technology, Inc.	Morgan Stanley	(1,258)	(208,302)	(191,468)	17,874

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Avalara, Inc.	Morgan Stanley	(5,302)	$(789,089)	$(684,541)	$102,804
Avaya Holdings Corp.	Morgan Stanley	(9,975)	(201,044)	(197,505)	3,061
Blackbaud, Inc.	Morgan Stanley	(2,207)	(158,490)	(174,309)	(17,249)
Bottomline Technologies DE, Inc.	Morgan Stanley	(10,462)	(416,949)	(590,789)	(176,834)
Ceridian HCM Holding, Inc.	Morgan Stanley	(2,628)	(256,398)	(274,521)	(18,676)
Citrix Systems, Inc.	Morgan Stanley	(12,516)	(1,352,796)	(1,183,888)	159,978
CommVault Systems, Inc.	Morgan Stanley	(830)	(57,147)	(57,204)	(165)
Conduent, Inc.	Morgan Stanley	(28,225)	(199,068)	(150,722)	48,866
Coupa Software, Inc.	Morgan Stanley	(5,691)	(1,055,557)	(899,463)	153,756
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(6,127)	(1,432,859)	(1,254,503)	174,910
Datto Holding Corp.	Morgan Stanley	(2,350)	(58,874)	(61,923)	(3,161)
Digital Turbine, Inc.	Morgan Stanley	(6,474)	(442,253)	(394,849)	46,435
Domo, Inc., Class B	Morgan Stanley	(1,793)	(89,650)	(88,933)	536
Dynatrace, Inc.	Morgan Stanley	(2,050)	(145,624)	(123,718)	21,825
Everbridge, Inc.	Morgan Stanley	(2,525)	(227,217)	(170,008)	56,720
Evo Payments, Inc., Class A	Morgan Stanley	(1,689)	(48,924)	(43,238)	5,634
Fair Isaac Corp.	Morgan Stanley	(737)	(319,154)	(319,615)	(1,155)
Fastly, Inc., Class A	Morgan Stanley	(6,333)	(472,480)	(224,505)	246,939
Guidewire Software, Inc.	Morgan Stanley	(4,760)	(543,464)	(540,403)	1,866
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(75,645)	(241,302)	(199,703)	41,079
Jamf Holding Corp.	Morgan Stanley	(15,784)	(512,704)	(599,950)	(88,372)
JFrog Ltd. (Israel)	Morgan Stanley	(8,714)	(296,418)	(258,806)	37,122
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(13,466)	(709,077)	(544,430)	163,082
LivePerson, Inc.	Morgan Stanley	(4,174)	(168,496)	(149,095)	19,044
LiveRamp Holdings, Inc.	Morgan Stanley	(3,003)	(156,378)	(143,994)	12,250
Mandiant, Inc.	Morgan Stanley	(26,241)	(479,221)	(460,267)	17,923
Model N, Inc.	Morgan Stanley	(4,013)	(133,223)	(120,510)	12,435
nCino, Inc.	Morgan Stanley	(6,082)	(333,191)	(333,659)	(1,193)
Okta, Inc.	Morgan Stanley	(408)	(95,342)	(91,461)	3,686
PagerDuty, Inc.	Morgan Stanley	(1,379)	(58,004)	(47,920)	9,973
Palo Alto Networks, Inc.	Morgan Stanley	(1,565)	(853,118)	(871,329)	(21,209)
Paylocity Holding Corp.	Morgan Stanley	(301)	(62,368)	(71,084)	(10,205)
Paysafe Ltd. (Bermuda)	Morgan Stanley	(28,281)	(177,402)	(110,579)	66,446
Perficient, Inc.	Morgan Stanley	(1,995)	(292,682)	(257,934)	36,066
Ping Identity Holding Corp.	Morgan Stanley	(19,033)	(627,755)	(435,475)	191,667
PROS Holdings, Inc.	Morgan Stanley	(6,747)	(307,798)	(232,704)	74,600
Q2 Holdings, Inc.	Morgan Stanley	(4,644)	(492,890)	(368,919)	122,884
Qualys, Inc.	Morgan Stanley	(545)	(76,526)	(74,785)	1,589
Rackspace Technology, Inc.	Morgan Stanley	(26,421)	(569,627)	(355,891)	212,723
RingCentral, Inc., Class A	Morgan Stanley	(1,615)	(495,642)	(302,570)	191,984
Riot Blockchain, Inc.	Morgan Stanley	(11,349)	(286,893)	(253,423)	32,848
Sabre Corp.	Morgan Stanley	(14,347)	(197,122)	(123,241)	73,460
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	(8,864)	(409,789)	(428,486)	(20,657)
SecureWorks Corp., Class A	Morgan Stanley	(411)	(6,603)	(6,564)	43
Shift4 Payments, Inc., Class A	Morgan Stanley	(3,108)	(277,679)	(180,046)	97,032
Smartsheet, Inc., Class A	Morgan Stanley	(5,183)	(379,537)	(401,423)	(27,007)
SolarWinds Corp.	Morgan Stanley	(13,588)	(271,909)	(192,814)	60,417
Splunk, Inc.	Morgan Stanley	(2,640)	(296,907)	(305,501)	(9,237)
Sumo Logic, Inc.	Morgan Stanley	(12,797)	(214,540)	(173,527)	40,552

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Switch, Inc., Class A	Morgan Stanley	(19,480)	$(404,597)	$(557,907)	$(158,846)
Telos Corp.	Morgan Stanley	(29,728)	(846,619)	(458,406)	386,342
TTEC Holdings, Inc.	Morgan Stanley	(353)	(32,521)	(31,964)	503
Tucows, Inc., Class A	Morgan Stanley	(1,386)	(79,057)	(116,175)	(37,307)
Twilio, Inc., Class A	Morgan Stanley	(5,145)	(1,548,798)	(1,354,884)	190,182
Tyler Technologies, Inc.	Morgan Stanley	(852)	(409,277)	(458,333)	(50,373)
Verra Mobility Corp.	Morgan Stanley	(14,372)	(201,979)	(221,760)	(21,169)
WEX, Inc.	Morgan Stanley	(6,622)	(1,318,134)	(929,663)	385,546
Yext, Inc.	Morgan Stanley	(30,966)	(506,448)	(307,183)	199,666
Zendesk, Inc.	Morgan Stanley	(2,588)	(303,464)	(269,903)	32,851
Zscaler, Inc.	Morgan Stanley	(1,178)	(359,164)	(378,527)	(23,402)
		(592,274)	(27,095,153)	(23,082,065)	3,917,485
Technology Hardware & Equipment
ADTRAN, Inc.	Morgan Stanley	(4,849)	(55,043)	(110,703)	(61,060)
Advanced Energy Industries, Inc.	Morgan Stanley	(2,250)	(205,447)	(204,885)	(6)
Amphenol Corp., Class A	Morgan Stanley	(16,939)	(1,346,808)	(1,481,485)	(143,230)
Arista Networks, Inc.	Morgan Stanley	(1,258)	(130,753)	(180,838)	(50,357)
Avnet, Inc.	Morgan Stanley	(13,688)	(557,663)	(564,356)	(13,527)
Benchmark Electronics, Inc.	Morgan Stanley	(65)	(1,765)	(1,762)	19
Calix, Inc.	Morgan Stanley	(7,467)	(442,670)	(597,136)	(155,436)
Celestica, Inc. (Canada)	Morgan Stanley	(8,601)	(64,539)	(95,729)	(31,508)
Ciena Corp.	Morgan Stanley	(5,037)	(291,623)	(387,698)	(102,579)
Clearfield, Inc.	Morgan Stanley	(143)	(11,357)	(12,072)	(721)
CommScope Holding Co., Inc.	Morgan Stanley	(81,602)	(979,635)	(900,886)	74,846
Corsair Gaming, Inc.	Morgan Stanley	(5,215)	(129,019)	(109,567)	19,183
ePlus, Inc.	Morgan Stanley	(3)	(161)	(162)	18
Fabrinet (Cayman Islands)	Morgan Stanley	(2,766)	(248,735)	(327,688)	(81,308)
II-VI, Inc.	Morgan Stanley	(3,789)	(244,833)	(258,902)	(14,969)
Insight Enterprises, Inc.	Morgan Stanley	(4,590)	(397,143)	(489,294)	(94,818)
Jabil, Inc.	Morgan Stanley	(7,410)	(465,875)	(521,294)	(63,347)
Methode Electronics, Inc.	Morgan Stanley	(541)	(25,378)	(26,601)	(1,260)
MicroVision, Inc.	Morgan Stanley	(35,593)	(408,284)	(178,321)	229,321
National Instruments Corp.	Morgan Stanley	(6,160)	(267,030)	(269,007)	(7,806)
nLight, Inc.	Morgan Stanley	(8,682)	(167,399)	(207,934)	(40,889)
Novanta, Inc. (Canada)	Morgan Stanley	(1,111)	(188,178)	(195,903)	(8,126)
OSI Systems, Inc.	Morgan Stanley	(733)	(68,156)	(68,316)	(293)
Plexus Corp.	Morgan Stanley	(1,058)	(97,452)	(101,452)	(4,198)
Super Micro Computer, Inc.	Morgan Stanley	(3,230)	(124,040)	(141,959)	(18,176)
Teledyne Technologies, Inc.	Morgan Stanley	(1,597)	(731,085)	(697,713)	32,363
Velodyne Lidar, Inc.	Morgan Stanley	(311)	(1,467)	(1,443)	40
Viasat, Inc.	Morgan Stanley	(8,068)	(401,696)	(359,349)	41,469
		(232,756)	(8,053,234)	(8,492,455)	(496,355)
Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(3,746)	(338,734)	(268,813)	69,184
BCE, Inc. (Canada)	Morgan Stanley	(1,141)	(58,981)	(59,378)	(1,755)
Cogent Communications Holdings, Inc.	Morgan Stanley	(832)	(61,890)	(60,886)	(3,616)
Frontier Communications Parent, Inc.	Morgan Stanley	(4,224)	(141,446)	(124,566)	17,636
Globalstar, Inc.	Morgan Stanley	(301,571)	(457,915)	(349,822)	107,089

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services — (continued)
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(1,984)	$(32,224)	$(31,942)	$229
Shenandoah Telecommunications Co.	Morgan Stanley	(2,188)	(108,204)	(55,794)	10,748
United States Cellular Corp.	Morgan Stanley	(2,066)	(71,785)	(65,120)	6,517
		(317,752)	(1,271,179)	(1,016,321)	206,032
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(13,414)	(291,092)	(394,103)	(104,640)
CH Robinson Worldwide, Inc.	Morgan Stanley	(6,367)	(634,139)	(685,280)	(62,194)
FedEx Corp.	Morgan Stanley	(459)	(116,949)	(118,716)	(1,992)
Forward Air Corp.	Morgan Stanley	(74)	(8,950)	(8,961)	(12)
Kirby Corp.	Morgan Stanley	(6,760)	(388,652)	(401,679)	(14,196)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(10,271)	(592,714)	(625,915)	(38,180)
Landstar System, Inc.	Morgan Stanley	(812)	(143,001)	(145,364)	(3,586)
SkyWest, Inc.	Morgan Stanley	(1,966)	(80,514)	(77,264)	3,089
TFI International, Inc. (Canada)	Morgan Stanley	(2,038)	(227,004)	(228,480)	(2,966)
Werner Enterprises, Inc.	Morgan Stanley	(19,150)	(886,004)	(912,689)	(30,912)
		(61,311)	(3,369,019)	(3,598,451)	(255,589)
Utilities
AES Corp. (The)	Morgan Stanley	(4,304)	(102,528)	(104,587)	(1,763)
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(42,041)	(655,086)	(607,492)	29,483
ALLETE, Inc.	Morgan Stanley	(4,195)	(337,300)	(278,338)	37,215
Ameren Corp.	Morgan Stanley	(4,150)	(345,180)	(369,392)	(34,679)
Atmos Energy Corp.	Morgan Stanley	(3,856)	(362,361)	(403,993)	(46,601)
Avangrid, Inc.	Morgan Stanley	(6,606)	(339,799)	(329,507)	(6,468)
Avista Corp.	Morgan Stanley	(6,023)	(243,373)	(255,917)	(13,456)
Black Hills Corp.	Morgan Stanley	(6,895)	(532,516)	(486,580)	15,308
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(2,357)	(100,193)	(86,808)	12,681
California Water Service Group	Morgan Stanley	(1,023)	(50,222)	(73,513)	(24,504)
CenterPoint Energy, Inc.	Morgan Stanley	(12,782)	(339,740)	(356,746)	(21,615)
Clearway Energy, Inc., Class A	Morgan Stanley	(4,697)	(122,012)	(157,256)	(39,788)
Consolidated Edison, Inc.	Morgan Stanley	(2,079)	(156,158)	(177,380)	(25,657)
Duke Energy Corp.	Morgan Stanley	(9,995)	(1,013,041)	(1,048,475)	(48,508)
Edison International	Morgan Stanley	(7,636)	(516,015)	(521,157)	(42,609)
Entergy Corp.	Morgan Stanley	(4,924)	(541,135)	(554,689)	(27,596)
Evergy, Inc.	Morgan Stanley	(4,271)	(293,886)	(293,033)	(3,842)
Eversource Energy	Morgan Stanley	(7,559)	(670,605)	(687,718)	(24,581)
Fortis, Inc. (Canada)	Morgan Stanley	(3,227)	(145,305)	(155,767)	(11,606)
MDU Resources Group, Inc.	Morgan Stanley	(7,309)	(213,812)	(225,410)	(12,017)
New Jersey Resources Corp.	Morgan Stanley	(2,802)	(109,282)	(115,050)	(6,766)
NextEra Energy, Inc.	Morgan Stanley	(1,939)	(160,527)	(181,025)	(21,854)
NiSource, Inc.	Morgan Stanley	(18,580)	(477,642)	(512,994)	(45,591)
Northwest Natural Holding Co.	Morgan Stanley	(5,412)	(273,076)	(263,997)	1,025
NorthWestern Corp.	Morgan Stanley	(4,026)	(271,289)	(230,126)	29,364
OGE Energy Corp.	Morgan Stanley	(5,427)	(192,725)	(208,288)	(19,817)
ONE Gas, Inc.	Morgan Stanley	(1,616)	(110,329)	(125,385)	(15,822)
Ormat Technologies, Inc.	Morgan Stanley	(3,036)	(233,484)	(240,755)	(8,674)
Pinnacle West Capital Corp.	Morgan Stanley	(14,336)	(1,111,721)	(1,011,978)	81,249
PNM Resources, Inc.	Morgan Stanley	(3,527)	(173,441)	(160,866)	9,409
Portland General Electric Co.	Morgan Stanley	(6,015)	(297,520)	(318,314)	(30,661)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Public Service Enterprise Group, Inc.	Morgan Stanley	(4,683)	$(303,104)	$(312,497)	$(10,051)
Sempra Energy	Morgan Stanley	(3,808)	(518,925)	(503,722)	(1,537)
SJW Group	Morgan Stanley	(2,200)	(141,810)	(161,040)	(22,743)
South Jersey Industries, Inc.	Morgan Stanley	(27,257)	(690,087)	(711,953)	(38,972)
Southern Co. (The)	Morgan Stanley	(7,287)	(475,974)	(499,742)	(26,599)
Southwest Gas Holdings, Inc.	Morgan Stanley	(8,075)	(625,555)	(565,654)	36,606
Spire, Inc.	Morgan Stanley	(4,799)	(334,313)	(312,991)	13,968
Sunnova Energy International, Inc.	Morgan Stanley	(1,748)	(46,629)	(48,804)	(2,260)
Vistra Corp.	Morgan Stanley	(32,322)	(590,547)	(735,972)	(163,985)
WEC Energy Group, Inc.	Morgan Stanley	(1,777)	(153,426)	(172,493)	(24,041)
Xcel Energy, Inc.	Morgan Stanley	(5,317)	(369,409)	(359,961)	3,990
		(311,918)	(14,741,082)	(14,927,365)	(554,365)

Total Reference Entity — Short			(205,950,323)	(190,764,268)	13,762,999
Net Value of Reference Entity			$(33,614,597)	$10,922,957	$45,167,262

*	Includes $629,708 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $45,167,262, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.4%
Automobiles & Components — 1.0%
Adient PLC (Ireland)*	1	$ 48
American Axle & Manufacturing Holdings, Inc.*	3,319	30,966
Aptiv PLC (Jersey)*	179	29,526
Ford Motor Co.(a)	5,826	121,006
General Motors Co.(a)*	2,372	139,070
Gentherm, Inc.(a)*	428	37,193
Magna International, Inc. (Canada)	133	10,765
Tenneco, Inc., Class A(a)*	2,865	32,375
Thor Industries, Inc.	302	31,339
Visteon Corp.(a)*	192	21,339
		453,627
Capital Goods — 9.5%
3M Co.(a)	749	133,045
A.O. Smith Corp.	693	59,494
AAR Corp.*	278	10,850
AECOM(a)	400	30,940
Aerojet Rocketdyne Holdings, Inc.	880	41,149
Albany International Corp., Class A	145	12,825
Allegion PLC (Ireland)	235	31,123
Apogee Enterprises, Inc.	57	2,745
Atkore, Inc.(a)*	2,081	231,386
Beacon Roofing Supply, Inc.(a)*	167	9,578
Boise Cascade Co.(a)	1,815	129,228
Builders FirstSource, Inc.(a)*	685	58,711
Caterpillar, Inc.(a)	430	88,898
Columbus McKinnon Corp.	257	11,889
Crane Co.(a)	1,110	112,920
Cummins, Inc.	62	13,525
Curtiss-Wright Corp.	130	18,027
Deere & Co.(a)	157	53,834
Dover Corp.(a)	299	54,298
Eaton Corp. PLC (Ireland)	1,170	202,199
EMCOR Group, Inc.	40	5,096
Emerson Electric Co.(a)	764	71,029
Encore Wire Corp.(a)	700	100,170
EnPro Industries, Inc.	2	220
Fastenal Co.	242	15,503
Federal Signal Corp.	62	2,687
General Dynamics Corp.(a)	647	134,880
Gibraltar Industries, Inc.(a)*	160	10,669
Gorman-Rupp Co. (The)	4	178
GrafTech International Ltd.	1,337	15,817
Granite Construction, Inc.	371	14,358
Hexcel Corp.*	583	30,199
Hillenbrand, Inc.	303	15,753
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	245	$ 51,085
Howmet Aerospace, Inc.(a)	3,049	97,050
Ingersoll Rand, Inc.(a)	1,855	114,769
Johnson Controls International PLC (Ireland)	1,414	114,972
L3Harris Technologies, Inc.	273	58,215
Lockheed Martin Corp.(a)	273	97,027
Masco Corp.	578	40,587
Mueller Industries, Inc.	398	23,625
MYR Group, Inc.*	33	3,648
Nordson Corp.(a)	244	62,286
Northrop Grumman Corp.(a)	216	83,607
NOW, Inc.*	714	6,098
Oshkosh Corp.(a)	1,045	117,782
Otis Worldwide Corp.	611	53,200
Owens Corning(a)	2,770	250,685
Parker-Hannifin Corp.(a)	84	26,722
Pentair PLC (Ireland)	1,002	73,176
Quanta Services, Inc.	9	1,032
RBC Bearings, Inc.*	119	24,035
Regal Rexnord Corp.(a)	464	78,964
Resideo Technologies, Inc.*	1,338	34,828
Shyft Group, Inc. (The)	258	12,676
Simpson Manufacturing Co., Inc.(a)	347	48,257
Snap-on, Inc.(a)	332	71,506
SPX FLOW, Inc.(a)	186	16,085
Terex Corp.(a)	1,039	45,664
Textron, Inc.	377	29,104
Toro Co. (The)	385	38,465
Trane Technologies PLC (Ireland)	102	20,607
TransDigm Group, Inc.(a)*	226	143,799
Trex Co., Inc.(a)*	1,451	195,929
Veritiv Corp.*	80	9,806
Wabash National Corp.(a)	2,030	39,626
Watsco, Inc.(a)	227	71,024
Watts Water Technologies, Inc., Class A(a)	220	42,717
Westinghouse Air Brake Technologies Corp.	222	20,448
WillScot Mobile Mini Holdings Corp.(a)*	3,779	154,334
Woodward, Inc.	83	9,085
WW Grainger, Inc.	121	62,707
Zurn Water Solutions Corp.(a)	2,174	79,134
		4,247,589

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 2.2%
ABM Industries, Inc.(a)	1,196	$ 48,857
ASGN, Inc.*	217	26,778
Booz Allen Hamilton Holding Corp.	497	42,141
Brady Corp., Class A	225	12,127
Brink's Co. (The)	698	45,768
Cimpress PLC (Ireland)*	344	24,634
Clean Harbors, Inc.(a)*	602	60,061
Copart, Inc.(a)*	819	124,177
CoreCivic, Inc.*	2,345	23,380
Deluxe Corp.	10	321
Exponent, Inc.	3	350
Healthcare Services Group, Inc.	48	854
ICF International, Inc.	16	1,641
Jacobs Engineering Group, Inc.	191	26,593
Korn Ferry	704	53,314
ManpowerGroup, Inc.(a)	227	22,094
Nielsen Holdings PLC (United Kingdom)	6,388	131,018
Republic Services, Inc.	414	57,732
Ritchie Bros Auctioneers, Inc. (Canada)	450	27,544
Robert Half International, Inc.(a)	869	96,911
Rollins, Inc.	309	10,571
Science Applications International Corp.	504	42,129
Steelcase, Inc., Class A	33	387
Tetra Tech, Inc.	98	16,640
Thomson Reuters Corp. (Canada)	243	29,068
TriNet Group, Inc.(a)*	590	56,203
Verisk Analytics, Inc.	64	14,639
		995,932
Consumer Durables & Apparel — 2.8%
Acushnet Holdings Corp.	429	22,771
Brunswick Corp.(a)	290	29,212
Capri Holdings Ltd. (British Virgin Islands)*	657	42,646
Crocs, Inc.*	239	30,645
DR Horton, Inc.(a)	590	63,985
Garmin Ltd. (Switzerland)	221	30,094
GoPro, Inc., Class A*	4,321	44,550
Hanesbrands, Inc.	1,606	26,852
Hasbro, Inc.(a)	1,585	161,321
Kontoor Brands, Inc.(a)	615	31,519
Levi Strauss & Co., Class A	1,114	27,883
Mattel, Inc.(a)*	62	1,337
Mohawk Industries, Inc.(a)*	430	78,337
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Newell Brands, Inc.	1,067	$ 23,303
NIKE, Inc., Class B	69	11,500
PulteGroup, Inc.	40	2,286
PVH Corp.	237	25,276
Ralph Lauren Corp.	98	11,648
Skyline Champion Corp.(a)*	1,348	106,465
Smith & Wesson Brands, Inc.(a)	4,967	88,413
Steven Madden Ltd.	515	23,932
Sturm Ruger & Co., Inc.(a)	1,286	87,474
Tapestry, Inc.	356	14,454
Tempur Sealy International, Inc.(a)	1,146	53,896
Under Armour, Inc., Class C*	3,613	65,179
Vista Outdoor, Inc.*	1,160	53,441
Whirlpool Corp.(a)	338	79,315
		1,237,734
Consumer Services — 2.9%
Adtalem Global Education, Inc.(a)*	624	18,445
Airbnb, Inc., Class A(a)*	1,319	219,600
Bloomin' Brands, Inc.(a)*	4,587	96,235
Booking Holdings, Inc.*	9	21,593
Boyd Gaming Corp.(a)*	684	44,850
Caesars Entertainment, Inc.*	142	13,281
Cheesecake Factory, Inc. (The)*	2,147	84,055
Choice Hotels International, Inc.	239	37,282
Cracker Barrel Old Country Store, Inc.	420	54,029
Darden Restaurants, Inc.	328	49,410
Dine Brands Global, Inc.(a)	1,242	94,156
Everi Holdings, Inc.*	839	17,913
Golden Entertainment, Inc.*	169	8,540
Graham Holdings Co., Class B	24	15,116
Grand Canyon Education, Inc.*	528	45,255
Houghton Mifflin Harcourt Co.*	1,780	28,658
Jack in the Box, Inc.	225	19,683
McDonald's Corp.(a)	439	117,683
Papa John's International, Inc.	81	10,811
Penn National Gaming, Inc.(a)*	560	29,036
Planet Fitness, Inc., Class A*	182	16,485
Red Rock Resorts, Inc., Class A(a)	1,116	61,391
Service Corp. International(a)	757	53,739
Vivint Smart Home, Inc.*	77	753
WW International, Inc.*	1,508	24,324
Wyndham Hotels & Resorts, Inc.(a)	669	59,976
Yum! Brands, Inc.(a)	559	77,623
		1,319,922

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 2.1%
Affiliated Managers Group, Inc.(a)	214	$ 35,205
AssetMark Financial Holdings, Inc.*	18	472
Berkshire Hathaway, Inc., Class B*	177	52,923
BlackRock, Inc.(a)	113	103,458
Donnelley Financial Solutions, Inc.*	266	12,539
Franklin Resources, Inc.(a)	4,323	144,777
Invesco Ltd. (Bermuda)	2,816	64,825
Moody's Corp.(a)	205	80,069
MSCI, Inc.	38	23,282
Nasdaq, Inc.(a)	385	80,854
S&P Global, Inc.(a)	201	94,858
T Rowe Price Group, Inc.(a)	1,145	225,153
		918,415
Energy — 6.3%
Antero Resources Corp.*	2,539	44,432
APA Corp.(a)	8,667	233,056
Archrock, Inc.	20	150
Brigham Minerals, Inc., Class A	9	190
Cactus, Inc., Class A	32	1,220
California Resources Corp.	58	2,477
Cameco Corp. (Canada)	1,226	26,739
Canadian Natural Resources Ltd. (Canada)	3,415	144,284
Centennial Resource Development, Inc., Class A*	5,549	33,183
ChampionX Corp.(a)*	5,216	105,415
Chevron Corp.	158	18,541
Clean Energy Fuels Corp.*	117	717
Comstock Resources, Inc.*	3,142	25,419
Continental Resources, Inc.	869	38,896
Coterra Energy, Inc.(a)	6,298	119,662
Denbury, Inc.(a)*	945	72,378
DHT Holdings, Inc. (Marshall Islands)	1,047	5,434
EOG Resources, Inc.(a)	2,318	205,908
Equitrans Midstream Corp.	2,778	28,725
Exxon Mobil Corp.(a)	2,669	163,316
Green Plains, Inc.*	363	12,618
Halliburton Co.	1,897	43,384
Helmerich & Payne, Inc.	2,091	49,557
Hess Corp.	276	20,432
Imperial Oil Ltd. (Canada)	791	28,555
Marathon Oil Corp.(a)	6,119	100,474
Marathon Petroleum Corp.(a)	3,312	211,935
Murphy Oil Corp.	1,931	50,418
Noble Corp. (Cayman Islands)*	5	124
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
NOV, Inc.	1,627	$ 22,046
Oasis Petroleum, Inc.	384	48,380
Occidental Petroleum Corp.(a)	2,262	65,575
Oceaneering International, Inc.*	2,996	33,885
ONEOK, Inc.(a)	1,622	95,309
Ovintiv, Inc.(a)	3,643	122,769
PDC Energy, Inc.	750	36,585
Phillips 66(a)	1,046	75,793
Range Resources Corp.(a)*	620	11,055
Schlumberger NV	4,408	132,020
SM Energy Co.	292	8,608
Suncor Energy, Inc. (Canada)	2,700	67,581
Targa Resources Corp.	1,017	53,128
Transocean Ltd. (Switzerland)*	4,397	12,136
Valero Energy Corp.(a)	1,673	125,659
Vermilion Energy, Inc. (Canada)*	2,657	33,452
Weatherford International PLC (Ireland)*	112	3,105
Whiting Petroleum Corp.*	689	44,564
World Fuel Services Corp.(a)	867	22,949
		2,802,238
Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A	943	28,469
Costco Wholesale Corp.	59	33,494
Kroger Co. (The)(a)	313	14,166
SpartanNash Co.	39	1,005
Sprouts Farmers Market, Inc.(a)*	2,162	64,168
Sysco Corp.(a)	294	23,094
U.S. Foods Holding Corp.*	603	21,002
United Natural Foods, Inc.(a)*	1,813	88,982
Walgreens Boots Alliance, Inc.	999	52,108
Walmart, Inc.(a)	1,336	193,306
Weis Markets, Inc.	52	3,426
		523,220
Food, Beverage & Tobacco — 3.1%
Altria Group, Inc.(a)	719	34,073
Archer-Daniels-Midland Co.(a)	1,352	91,382
Bunge Ltd. (Bermuda)	1	93
Campbell Soup Co.(a)	818	35,550
Coca-Cola Co. (The)(a)	2,650	156,907
Coca-Cola Consolidated, Inc.	50	30,960
Constellation Brands, Inc., Class A	232	58,225
Darling Ingredients, Inc.(a)*	1,532	106,152
Flowers Foods, Inc.	436	11,977
General Mills, Inc.(a)	546	36,789

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hostess Brands, Inc.*	608	$ 12,415
John B Sanfilippo & Son, Inc.	5	451
Kellogg Co.(a)	912	58,751
Kraft Heinz Co. (The)(a)	2,801	100,556
Molson Coors Beverage Co., Class B	1,144	53,024
Mondelez International, Inc., Class A(a)	1,450	96,150
National Beverage Corp.	144	6,528
PepsiCo, Inc.(a)	509	88,418
Philip Morris International, Inc.(a)	805	76,475
Sanderson Farms, Inc.(a)	1,000	191,080
Tootsie Roll Industries, Inc.	1	36
Tyson Foods, Inc., Class A(a)	736	64,150
Vector Group Ltd.(a)	5,914	67,893
		1,378,035
Health Care Equipment & Services — 8.9%
Abbott Laboratories(a)	1,004	141,303
Acadia Healthcare Co., Inc.(a)*	2,222	134,875
Alcon, Inc. (Switzerland)	1,623	141,396
Align Technology, Inc.(a)*	131	86,091
Alignment Healthcare, Inc.*	5	70
Allscripts Healthcare Solutions, Inc.*	1,133	20,904
Amedisys, Inc.(a)*	373	60,381
AMN Healthcare Services, Inc.(a)*	183	22,386
AngioDynamics, Inc.*	17	469
Anthem, Inc.(a)	372	172,437
Apollo Medical Holdings, Inc.(a)*	1,916	140,788
Avanos Medical, Inc.*	416	14,423
Baxter International, Inc.	434	37,255
Cerner Corp.(a)	2,169	201,435
Cerus Corp.*	248	1,689
Community Health Systems, Inc.*	97	1,291
CVS Health Corp.	424	43,740
DaVita, Inc.*	354	40,271
Dexcom, Inc.*	98	52,621
Doximity, Inc., Class A*	575	28,825
Edwards Lifesciences Corp.(a)*	279	36,144
Ensign Group, Inc. (The)	192	16,120
Envista Holdings Corp.(a)*	1,604	72,276
Fulgent Genetics, Inc.(a)*	1,320	132,779
Globus Medical, Inc., Class A*	826	59,637
HCA Healthcare, Inc.(a)	244	62,688
Henry Schein, Inc.(a)*	250	19,383
Hologic, Inc.(a)*	464	35,524
ICU Medical, Inc.*	254	60,284
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.(a)*	2	$ 1,317
Integra LifeSciences Holdings Corp.(a)*	1,606	107,586
Intuitive Surgical, Inc.(a)*	252	90,544
Laboratory Corp. of America Holdings(a)*	306	96,148
LivaNova PLC (United Kingdom)*	1,779	155,538
McKesson Corp.(a)	741	184,190
MEDNAX, Inc.(a)*	2,800	76,188
Medtronic PLC (Ireland)	3,642	376,765
Merit Medical Systems, Inc.*	323	20,123
NextGen Healthcare, Inc.(a)*	1,637	29,122
Omnicell, Inc.(a)*	230	41,501
Owens & Minor, Inc.	232	10,092
Patterson Cos., Inc.(a)	746	21,895
Quest Diagnostics, Inc.(a)	68	11,765
ResMed, Inc.	154	40,114
Select Medical Holdings Corp.(a)	2,270	66,738
Simulations Plus, Inc.	107	5,061
STAAR Surgical Co.(a)*	1,221	111,477
Stryker Corp.(a)	256	68,460
Tandem Diabetes Care, Inc.*	212	31,910
Teleflex, Inc.(a)	270	88,690
Tenet Healthcare Corp.(a)*	992	81,036
Tivity Health, Inc.(a)*	1,926	50,923
UnitedHealth Group, Inc.(a)	233	116,999
Universal Health Services, Inc., Class B	125	16,208
Varex Imaging Corp.*	322	10,159
Veeva Systems, Inc., Class A(a)*	737	188,289
Vocera Communications, Inc.*	128	8,300
Zimmer Biomet Holdings, Inc.	208	26,424
		3,971,047
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.(a)	680	69,700
Colgate-Palmolive Co.(a)	1,131	96,520
Coty, Inc., Class A(a)*	15,694	164,787
Edgewell Personal Care Co.	693	31,677
elf Beauty, Inc.(a)*	715	23,745
Estee Lauder Cos., Inc. (The), Class A(a)	37	13,697
Kimberly-Clark Corp.(a)	459	65,600
Procter & Gamble Co. (The)(a)	336	54,963
Spectrum Brands Holdings, Inc.	196	19,937
		540,626

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 8.6%
AdvanSix, Inc.	361	$ 17,057
Alamos Gold, Inc., Class A (Canada)	3,254	25,023
Albemarle Corp.(a)	1,252	292,680
Alcoa Corp.(a)	2,321	138,285
Ashland Global Holdings, Inc.(a)	267	28,745
Avery Dennison Corp.(a)	183	39,632
Avient Corp.(a)	1,139	63,727
Barrick Gold Corp. (Canada)	20,266	385,054
Berry Global Group, Inc.*	453	33,422
Celanese Corp.(a)	1,105	185,706
CF Industries Holdings, Inc.(a)	1,564	110,700
Chemours Co. (The)(a)	2,466	82,759
Compass Minerals International, Inc.	294	15,018
Corteva, Inc.(a)	4,284	202,548
Crown Holdings, Inc.(a)	1,472	162,833
Dow, Inc.(a)	1,226	69,539
DuPont de Nemours, Inc.(a)	952	76,903
Eagle Materials, Inc.(a)	479	79,734
Eastman Chemical Co.	95	11,487
Ecovyst, Inc.	255	2,611
Ferro Corp.*	2,399	52,370
FMC Corp.	207	22,747
Freeport-McMoRan, Inc.	1,305	54,458
Ingevity Corp.(a)*	1,017	72,919
International Paper Co.	1,130	53,087
Kinross Gold Corp. (Canada)	11,698	67,965
Kirkland Lake Gold Ltd. (Canada)	1,934	81,131
Kraton Corp.*	276	12,784
Kronos Worldwide, Inc.	4	60
Linde PLC (Ireland)	288	99,772
Louisiana-Pacific Corp.(a)	575	45,051
LyondellBasell Industries NV, Class A (Netherlands)	443	40,858
Martin Marietta Materials, Inc.	46	20,264
New Gold, Inc. (Canada)*	2,351	3,527
NewMarket Corp.	5	1,714
Nucor Corp.(a)	841	96,000
O-I Glass, Inc.(a)*	4,070	48,962
Olin Corp.(a)	2,570	147,827
Packaging Corp. of America(a)	368	50,103
Pan American Silver Corp. (Canada)	4,631	115,636
Pretium Resources, Inc. (Canada)*	3,901	54,965
Schnitzer Steel Industries, Inc., Class A	317	16,459
Sealed Air Corp.	564	38,053
Sensient Technologies Corp.(a)	729	72,944
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)(a)	294	$ 103,535
Southern Copper Corp.	324	19,994
SSR Mining, Inc. (Canada)	2,549	45,117
Steel Dynamics, Inc.(a)	1,332	82,677
United States Steel Corp.(a)	6,290	149,765
Westlake Chemical Corp.(a)	615	59,735
Westrock Co.(a)	1,630	72,307
Wheaton Precious Metals Corp. (Canada)	584	25,071
		3,851,320
Media & Entertainment — 5.7%
Activision Blizzard, Inc.(a)	1,175	78,173
Alphabet, Inc., Class A(a)*	197	570,717
Altice U.S.A., Inc., Class A(a)*	5,715	92,469
AMC Networks, Inc., Class A*	1,037	35,714
Charter Communications, Inc., Class A(a)*	163	106,271
Comcast Corp., Class A(a)	1,106	55,665
Discovery, Inc., Class A(a)*	4,518	106,354
DISH Network Corp., Class A(a)*	1,020	33,089
Eventbrite, Inc., Class A*	636	11,092
Fox Corp., Class A(a)	1,081	39,889
iHeartMedia, Inc., Class A*	31	652
Interpublic Group of Cos., Inc. (The)(a)	1,725	64,601
Lions Gate Entertainment Corp., Class B (Canada)*	328	5,048
Live Nation Entertainment, Inc.(a)*	2,705	323,761
Match Group, Inc.(a)*	605	80,011
Meta Platforms, Inc., Class A(a)*	743	249,908
Netflix, Inc.(a)*	135	81,329
News Corp., Class A(a)	3,661	81,677
Nexstar Media Group, Inc., Class A	76	11,475
Omnicom Group, Inc.	445	32,605
Pinterest, Inc., Class A(a)*	9,241	335,910
PubMatic, Inc., Class A*	966	32,892
Scholastic Corp.	19	759
Sciplay Corp., Class A*	155	2,136
TEGNA, Inc.	114	2,116
Twitter, Inc.(a)*	1,772	76,586
Warner Music Group Corp., Class A	16	691
WideOpenWest, Inc.*	4	86
World Wrestling Entertainment, Inc., Class A	219	10,806

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Yelp, Inc.(a)*	1,049	$ 38,016
Ziff Davis, Inc.*	85	9,423
		2,569,921
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Agilent Technologies, Inc.(a)	1,217	194,294
Alector, Inc.*	254	5,245
Bio-Rad Laboratories, Inc., Class A(a)*	355	268,227
Bristol-Myers Squibb Co.(a)	1,492	93,026
Bruker Corp.	545	45,731
Corcept Therapeutics, Inc.*	656	12,989
Danaher Corp.(a)	218	71,724
Dynavax Technologies Corp.*	2,084	29,322
Elanco Animal Health, Inc.*	1,588	45,067
Halozyme Therapeutics, Inc.*	677	27,222
Innoviva, Inc.*	770	13,283
Ironwood Pharmaceuticals, Inc.*	4,064	47,386
Johnson & Johnson(a)	887	151,739
MaxCyte, Inc.*	149	1,518
Merck & Co., Inc.(a)	4,197	321,658
Mettler-Toledo International, Inc.*	32	54,311
Moderna, Inc.(a)*	1,104	280,394
Pacira BioSciences, Inc.(a)*	1,246	74,972
PerkinElmer, Inc.(a)	76	15,281
Pfizer, Inc.(a)	4,517	266,729
Prestige Consumer Healthcare, Inc.*	203	12,312
Prothena Corp. PLC (Ireland)*	704	34,778
QIAGEN NV (Netherlands)*	308	17,119
Regeneron Pharmaceuticals, Inc.(a)*	449	283,553
Sundial Growers, Inc. (Canada)*	47,299	27,353
Thermo Fisher Scientific, Inc.(a)	92	61,386
Waters Corp.(a)*	167	62,224
West Pharmaceutical Services, Inc.(a)	41	19,229
Zoetis, Inc.(a)	42	10,249
Zogenix, Inc.*	45	731
		2,549,052
Retailing — 7.3%
Abercrombie & Fitch Co., Class A*	1,629	56,738
Academy Sports & Outdoors, Inc.*	1,758	77,176
Advance Auto Parts, Inc.(a)	24	5,757
Amazon.com, Inc.(a)*	86	286,753
American Eagle Outfitters, Inc.	1,073	27,168
Asbury Automotive Group, Inc.*	133	22,973
AutoNation, Inc.(a)*	1,793	209,512
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.(a)*	60	$ 125,783
Bath & Body Works, Inc.(a)	4,648	324,384
Best Buy Co., Inc.	157	15,951
Buckle, Inc. (The)(a)	503	21,282
Burlington Stores, Inc.*	265	77,250
Camping World Holdings, Inc., Class A	588	23,755
Children's Place, Inc. (The)*	62	4,916
Dick's Sporting Goods, Inc.(a)	1,652	189,964
Dillard's, Inc., Class A	79	19,357
Dollar General Corp.(a)	360	84,899
eBay, Inc.(a)	4,055	269,658
Etsy, Inc.*	308	67,434
Genesco, Inc.*	15	963
Genuine Parts Co.(a)	253	35,471
Group 1 Automotive, Inc.	69	13,470
Guess?, Inc.	700	16,576
Home Depot, Inc. (The)(a)	192	79,682
LKQ Corp.(a)	1,609	96,588
Lowe's Cos., Inc.(a)	740	191,275
Macy's, Inc.(a)	1,309	34,270
MarineMax, Inc.*	682	40,265
ODP Corp. (The)*	563	22,115
O'Reilly Automotive, Inc.(a)*	50	35,312
Overstock.com, Inc.(a)*	2,652	156,495
Penske Automotive Group, Inc.(a)	879	94,246
RH*	79	42,339
Ross Stores, Inc.(a)	737	84,224
Shoe Carnival, Inc.	355	13,873
Shutterstock, Inc.(a)	398	44,130
Signet Jewelers Ltd. (Bermuda)	964	83,897
Sonic Automotive, Inc., Class A(a)	1,678	82,977
Target Corp.(a)	357	82,624
TJX Cos., Inc. (The)	261	19,815
Victoria's Secret & Co.(a)*	1,899	105,470
		3,286,787
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(a)*	550	79,145
Alpha & Omega Semiconductor Ltd. (Bermuda)*	179	10,840
Applied Materials, Inc.(a)	868	136,588
Axcelis Technologies, Inc.*	655	48,837
Broadcom, Inc.(a)	94	62,549
Diodes, Inc.*	308	33,821
Ichor Holdings Ltd. (Cayman Islands)*	214	9,850

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Impinj, Inc.*	211	$ 18,716
Intel Corp.(a)	3,237	166,705
KLA Corp.(a)	144	61,936
MACOM Technology Solutions Holdings, Inc.(a)*	634	49,642
MaxLinear, Inc.*	754	56,844
Micron Technology, Inc.(a)	4,391	409,022
Monolithic Power Systems, Inc.	69	34,040
NVIDIA Corp.(a)	354	104,115
NXP Semiconductors NV (Netherlands)	576	131,201
ON Semiconductor Corp.(a)*	497	33,756
Onto Innovation, Inc.*	400	40,492
PDF Solutions, Inc.*	1	32
Photronics, Inc.*	128	2,413
Power Integrations, Inc.(a)	976	90,661
Qorvo, Inc.(a)*	427	66,779
QUALCOMM, Inc.(a)	633	115,757
Rambus, Inc.*	1,611	47,347
Semtech Corp.*	537	47,755
Silicon Laboratories, Inc.*	111	22,913
Synaptics, Inc.(a)*	286	82,800
Teradyne, Inc.(a)	566	92,558
Texas Instruments, Inc.(a)	209	39,390
Xilinx, Inc.	355	75,271
		2,171,775
Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	151	62,597
Adobe, Inc.(a)*	511	289,768
Akamai Technologies, Inc.(a)*	407	47,635
Alliance Data Systems Corp.	48	3,195
ANSYS, Inc.*	147	58,965
Atlassian Corp. PLC, Class A (United Kingdom)*	43	16,395
Automatic Data Processing, Inc.(a)	350	86,303
Bentley Systems, Inc., Class B	806	38,954
Box, Inc., Class A(a)*	1,562	40,909
Broadridge Financial Solutions, Inc.(a)	183	33,456
Cadence Design Systems, Inc.(a)*	423	78,826
Cerence, Inc.(a)*	801	61,389
CGI, Inc. (Canada)*	229	20,267
Concentrix Corp.	147	26,257
Confluent, Inc., Class A*	253	19,289
CSG Systems International, Inc.	97	5,589
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DigitalOcean Holdings, Inc.(a)*	1,752	$ 140,738
Dolby Laboratories, Inc., Class A(a)	837	79,699
Dropbox, Inc., Class A(a)*	1,787	43,853
DXC Technology Co.(a)*	1,931	62,159
Euronet Worldwide, Inc.*	73	8,699
FleetCor Technologies, Inc.*	108	24,175
Fortinet, Inc.(a)*	321	115,367
Gartner, Inc.(a)*	304	101,633
Global Payments, Inc.	563	76,106
Globant S.A. (Luxembourg)*	75	23,557
GoDaddy, Inc., Class A*	450	38,187
InterDigital, Inc.	159	11,389
International Business Machines Corp.(a)	518	69,236
Intuit, Inc.	107	68,825
Manhattan Associates, Inc.(a)*	1,002	155,801
Maximus, Inc.(a)	630	50,192
McAfee Corp., Class A(a)	5,243	135,217
Microsoft Corp.(a)	773	259,975
Momentive Global, Inc.*	1,584	33,502
New Relic, Inc.(a)*	1,585	174,287
NortonLifeLock, Inc.(a)	2,442	63,443
Nutanix, Inc., Class A(a)*	975	31,064
Open Text Corp. (Canada)	1,669	79,244
Oracle Corp.(a)	4,741	413,463
Paychex, Inc.(a)	581	79,306
Paycom Software, Inc.*	100	41,519
PayPal Holdings, Inc.(a)*	523	98,627
Progress Software Corp.(a)	799	38,568
PTC, Inc.(a)*	386	46,764
salesforce.com, Inc.(a)*	785	199,492
ServiceNow, Inc.(a)*	353	229,136
Sprout Social, Inc., Class A(a)*	279	25,303
SPS Commerce, Inc.(a)*	106	15,089
SS&C Technologies Holdings, Inc.(a)	692	56,730
Synopsys, Inc.(a)*	282	103,917
Teradata Corp.(a)*	1,111	47,184
Verint Systems, Inc.(a)*	1,186	62,277
VeriSign, Inc.*	221	56,094
Visa, Inc., Class A(a)	263	56,995
VMware, Inc., Class A(a)	1,121	129,901
Western Union Co. (The)(a)	4,958	88,451
Workiva, Inc.(a)*	201	26,228

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Xperi Holding Corp.	75	$ 1,418
Zoom Video Communications, Inc., Class A(a)*	537	98,760
		4,651,364
Technology Hardware & Equipment — 5.1%
3D Systems Corp.(a)*	7,126	153,494
Apple, Inc.(a)	1,587	281,804
Arrow Electronics, Inc.(a)*	2	268
Cisco Systems, Inc.(a)	2,104	133,330
Coherent, Inc.(a)*	749	199,638
Corning, Inc.(a)	1,802	67,088
Dell Technologies, Inc., Class C*	272	15,278
Extreme Networks, Inc.*	3,400	53,380
Harmonic, Inc.*	690	8,114
Hewlett Packard Enterprise Co.(a)	4,144	65,351
HP, Inc.(a)	2,705	101,897
Infinera Corp.*	2,307	22,124
Itron, Inc.*	167	11,443
Juniper Networks, Inc.	491	17,534
Keysight Technologies, Inc.(a)*	433	89,419
Knowles Corp.*	2,274	53,098
Motorola Solutions, Inc.	157	42,657
NetApp, Inc.(a)	1,219	112,136
Pure Storage, Inc., Class A*	1,265	41,176
Sanmina Corp.(a)*	1,273	52,779
Seagate Technology Holdings PLC (Ireland)	952	107,557
TD SYNNEX Corp.(a)	1,033	118,134
TE Connectivity Ltd. (Switzerland)	409	65,988
Trimble, Inc.(a)*	273	23,803
TTM Technologies, Inc.*	1,568	23,363
Ubiquiti, Inc.(a)	248	76,062
Viavi Solutions, Inc.*	1,153	20,316
Vishay Intertechnology, Inc.	3,456	75,583
Vontier Corp.(a)	1,475	45,327
Western Digital Corp.*	673	43,886
Xerox Holdings Corp.	1,016	23,002
Zebra Technologies Corp., Class A(a)*	218	129,754
		2,274,783
Telecommunication Services — 1.1%
AT&T, Inc.(a)	3,987	98,080
EchoStar Corp., Class A*	1,262	33,254
Gogo, Inc.*	1,804	24,408
IDT Corp., Class B*	41	1,811
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.(a)*	800	$ 33,032
Lumen Technologies, Inc.(a)	9,357	117,431
T-Mobile US, Inc.(a)*	633	73,415
Verizon Communications, Inc.(a)	2,118	110,051
		491,482
Transportation — 2.4%
Alaska Air Group, Inc.*	707	36,835
ArcBest Corp.(a)	712	85,333
Atlas Air Worldwide Holdings, Inc.*	89	8,377
Canadian National Railway Co. (Canada)	301	36,981
CSX Corp.(a)	2,515	94,564
Expeditors International of Washington, Inc.	361	48,479
Heartland Express, Inc.	112	1,884
Hub Group, Inc., Class A*	327	27,546
Matson, Inc.	669	60,230
Norfolk Southern Corp.	61	18,160
Old Dominion Freight Line, Inc.	173	62,000
Ryder System, Inc.(a)	151	12,447
Saia, Inc.*	140	47,184
Schneider National, Inc., Class B(a)	2,000	53,820
Uber Technologies, Inc.*	2,432	101,974
Union Pacific Corp.(a)	426	107,322
United Parcel Service, Inc., Class B(a)	592	126,889
XPO Logistics, Inc.(a)*	1,779	137,748
		1,067,773
Utilities — 2.0%
American Water Works Co., Inc.	216	40,794
CMS Energy Corp.	330	21,466
Dominion Energy, Inc.(a)	1,022	80,288
DTE Energy Co.(a)	1,907	227,963
Exelon Corp.(a)	2,140	123,606
FirstEnergy Corp.	553	22,999
National Fuel Gas Co.	473	30,244
NRG Energy, Inc.(a)	3,722	160,344

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.(a)	6,125	$ 184,117
TransAlta Corp. (Canada)	80	890
		892,711
TOTAL COMMON STOCKS (Cost $38,305,507)		42,195,353
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		2,503,749
NET ASSETS - 100.0%		$44,699,102

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (69.3)% of net assets as of December 31, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	1	$36	$48	$13
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	87	772	812	40
Aptiv PLC (Jersey)	Morgan Stanley	50	7,923	8,248	324
Ford Motor Co.	Morgan Stanley	3,254	35,803	67,586	34,551
General Motors Co.	Morgan Stanley	1,114	53,590	65,314	11,724
Gentherm, Inc.	Morgan Stanley	25	1,974	2,173	198
Magna International, Inc. (Canada)	Morgan Stanley	33	2,450	2,671	325
Tenneco, Inc., Class A	Morgan Stanley	172	1,818	1,944	126
Thor Industries, Inc.	Morgan Stanley	87	10,012	9,028	(922)
Visteon Corp.	Morgan Stanley	53	5,205	5,890	728
		4,876	119,583	163,714	47,107
Capital Goods
3M Co.	Morgan Stanley	230	39,652	40,855	2,054
A.O. Smith Corp.	Morgan Stanley	924	51,809	79,325	28,451
AAR Corp.	Morgan Stanley	19	629	742	112
AECOM	Morgan Stanley	16	1,003	1,238	467
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	40	1,719	1,870	152
Albany International Corp., Class A	Morgan Stanley	154	8,400	13,621	5,394
Allegion PLC (Ireland)	Morgan Stanley	48	6,363	6,357	16
Apogee Enterprises, Inc.	Morgan Stanley	245	5,367	11,797	6,669
Atkore, Inc.	Morgan Stanley	199	18,383	22,127	3,713
Beacon Roofing Supply, Inc.	Morgan Stanley	23	1,198	1,319	121
Boise Cascade Co.	Morgan Stanley	146	7,964	10,395	3,021
Builders FirstSource, Inc.	Morgan Stanley	107	7,160	9,171	2,463
Caterpillar, Inc.	Morgan Stanley	101	20,228	20,881	687
Crane Co.	Morgan Stanley	219	20,902	22,279	1,522
Cummins, Inc.	Morgan Stanley	16	3,393	3,490	169
Curtiss-Wright Corp.	Morgan Stanley	33	4,378	4,576	204
Deere & Co.	Morgan Stanley	60	19,592	20,573	1,157
Dover Corp.	Morgan Stanley	69	10,436	12,530	2,330
Eaton Corp. PLC (Ireland)	Morgan Stanley	301	49,921	52,019	2,263
EMCOR Group, Inc.	Morgan Stanley	34	3,086	4,331	1,277
Emerson Electric Co.	Morgan Stanley	154	14,265	14,317	180
Encore Wire Corp.	Morgan Stanley	187	25,648	26,760	1,112
EnPro Industries, Inc.	Morgan Stanley	1	110	110	—

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Fastenal Co.	Morgan Stanley	68	$4,272	$4,356	$84
Federal Signal Corp.	Morgan Stanley	16	675	693	19
General Dynamics Corp.	Morgan Stanley	109	19,336	22,723	3,585
GrafTech International Ltd.	Morgan Stanley	371	4,333	4,389	56
Granite Construction, Inc.	Morgan Stanley	149	5,623	5,766	221
Hexcel Corp.	Morgan Stanley	160	8,078	8,288	211
Hillenbrand, Inc.	Morgan Stanley	78	3,296	4,055	833
Honeywell International, Inc.	Morgan Stanley	66	14,092	13,762	(271)
Howmet Aerospace, Inc.	Morgan Stanley	622	17,544	19,798	2,928
Ingersoll Rand, Inc.	Morgan Stanley	464	24,265	28,708	4,452
Johnson Controls International PLC (Ireland)	Morgan Stanley	263	14,945	21,385	6,681
L3Harris Technologies, Inc.	Morgan Stanley	75	16,278	15,993	(261)
Lockheed Martin Corp.	Morgan Stanley	42	14,472	14,927	655
Masco Corp.	Morgan Stanley	162	10,824	11,376	564
Mueller Industries, Inc.	Morgan Stanley	116	6,607	6,886	287
MYR Group, Inc.	Morgan Stanley	11	1,159	1,216	58
Nordson Corp.	Morgan Stanley	57	12,676	14,550	1,927
Northrop Grumman Corp.	Morgan Stanley	84	25,841	32,514	7,386
NOW, Inc.	Morgan Stanley	6,245	45,624	53,332	7,708
Oshkosh Corp.	Morgan Stanley	296	34,321	33,362	(945)
Otis Worldwide Corp.	Morgan Stanley	176	14,888	15,324	477
Owens Corning	Morgan Stanley	555	51,223	50,227	(898)
Parker-Hannifin Corp.	Morgan Stanley	18	4,723	5,726	1,132
Pentair PLC (Ireland)	Morgan Stanley	216	14,692	15,774	1,160
Quanta Services, Inc.	Morgan Stanley	2	229	229	36
RBC Bearings, Inc.	Morgan Stanley	29	5,920	5,857	(74)
Regal Rexnord Corp.	Morgan Stanley	125	18,863	21,272	2,825
Resideo Technologies, Inc.	Morgan Stanley	447	11,470	11,635	166
Shyft Group, Inc. (The)	Morgan Stanley	64	3,134	3,144	11
Snap-on, Inc.	Morgan Stanley	137	24,366	29,507	5,781
SPX FLOW, Inc.	Morgan Stanley	28	1,882	2,421	544
Terex Corp.	Morgan Stanley	258	12,001	11,339	(579)
Textron, Inc.	Morgan Stanley	103	6,890	7,952	1,067
Toro Co. (The)	Morgan Stanley	100	9,563	9,991	738
Trane Technologies PLC (Ireland)	Morgan Stanley	23	3,763	4,647	922
TransDigm Group, Inc.	Morgan Stanley	59	35,394	37,541	2,132
Trex Co., Inc.	Morgan Stanley	403	53,417	54,417	1,000
Veritiv Corp.	Morgan Stanley	23	2,731	2,819	89
Watsco, Inc.	Morgan Stanley	65	18,380	20,337	2,118
Watts Water Technologies, Inc., Class A	Morgan Stanley	23	3,207	4,466	1,273
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	61	5,581	5,619	41
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	1,032	39,991	42,147	2,156
Woodward, Inc.	Morgan Stanley	24	2,604	2,627	24
WW Grainger, Inc.	Morgan Stanley	28	11,599	14,511	2,957
Zurn Water Solutions Corp.	Morgan Stanley	588	21,162	21,403	257
		17,367	983,540	1,099,694	125,067
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	67	2,332	2,737	464
ASGN, Inc.	Morgan Stanley	49	6,055	6,047	(9)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	124	$10,379	$10,514	$135
Brady Corp., Class A	Morgan Stanley	36	1,845	1,940	106
Brink's Co. (The)	Morgan Stanley	85	6,154	5,573	(540)
Cimpress PLC (Ireland)	Morgan Stanley	4	276	286	11
Clean Harbors, Inc.	Morgan Stanley	91	9,017	9,079	62
Copart, Inc.	Morgan Stanley	223	33,028	33,811	781
CoreCivic, Inc.	Morgan Stanley	402	3,530	4,008	479
Deluxe Corp.	Morgan Stanley	599	17,009	19,234	3,134
Exponent, Inc.	Morgan Stanley	1	117	117	—
Healthcare Services Group, Inc.	Morgan Stanley	2,130	44,285	37,893	(4,259)
ICF International, Inc.	Morgan Stanley	6	601	615	21
Jacobs Engineering Group, Inc.	Morgan Stanley	98	11,620	13,645	2,101
Korn Ferry	Morgan Stanley	184	13,718	13,934	240
ManpowerGroup, Inc.	Morgan Stanley	37	3,717	3,601	(79)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	1,278	28,178	26,212	(1,948)
Republic Services, Inc.	Morgan Stanley	124	13,675	17,292	3,767
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	127	7,959	7,774	(185)
Robert Half International, Inc.	Morgan Stanley	231	21,531	25,761	4,362
Rollins, Inc.	Morgan Stanley	92	2,951	3,147	253
Science Applications International Corp.	Morgan Stanley	142	12,033	11,870	(129)
Steelcase, Inc., Class A	Morgan Stanley	1,675	17,496	19,631	3,394
Tetra Tech, Inc.	Morgan Stanley	27	4,560	4,585	24
Thomson Reuters Corp. (Canada)	Morgan Stanley	223	18,355	26,675	8,609
TriNet Group, Inc.	Morgan Stanley	79	7,572	7,526	(46)
Verisk Analytics, Inc.	Morgan Stanley	19	4,285	4,346	63
		8,153	302,278	317,853	20,811
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	101	5,069	5,361	316
Brunswick Corp.	Morgan Stanley	57	5,331	5,742	434
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	74	3,997	4,803	806
Crocs, Inc.	Morgan Stanley	57	8,607	7,309	(1,298)
DR Horton, Inc.	Morgan Stanley	63	5,948	6,832	902
Garmin Ltd. (Switzerland)	Morgan Stanley	60	6,558	8,170	1,752
G-III Apparel Group Ltd.	Morgan Stanley	991	11,522	27,391	16,491
GoPro, Inc., Class A	Morgan Stanley	1,094	11,157	11,279	123
Hanesbrands, Inc.	Morgan Stanley	417	7,226	6,972	(259)
Hasbro, Inc.	Morgan Stanley	384	36,507	39,084	2,811
Kontoor Brands, Inc.	Morgan Stanley	1	36	51	17
Levi Strauss & Co., Class A	Morgan Stanley	285	7,284	7,134	(155)
Mattel, Inc.	Morgan Stanley	17	309	367	58
Mohawk Industries, Inc.	Morgan Stanley	47	8,511	8,562	32
Newell Brands, Inc.	Morgan Stanley	309	7,758	6,749	(871)
NIKE, Inc., Class B	Morgan Stanley	11	1,810	1,833	25
PulteGroup, Inc.	Morgan Stanley	11	619	629	10
PVH Corp.	Morgan Stanley	58	6,068	6,186	98
Ralph Lauren Corp.	Morgan Stanley	29	3,587	3,447	(127)
Skyline Champion Corp.	Morgan Stanley	383	21,710	30,249	8,540
Smith & Wesson Brands, Inc.	Morgan Stanley	1,033	17,669	18,387	870
Steven Madden Ltd.	Morgan Stanley	2,244	48,445	104,279	57,122

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Sturm Ruger & Co., Inc.	Morgan Stanley	149	$9,544	$10,135	$1,172
Tapestry, Inc.	Morgan Stanley	81	3,105	3,289	204
Tempur Sealy International, Inc.	Morgan Stanley	265	11,327	12,463	1,254
Under Armour, Inc., Class C	Morgan Stanley	888	17,162	16,020	(1,142)
Vista Outdoor, Inc.	Morgan Stanley	314	13,382	14,466	1,077
Whirlpool Corp.	Morgan Stanley	89	17,885	20,885	3,447
		9,512	298,133	388,074	93,709
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	553	13,601	16,347	2,745
Airbnb, Inc., Class A	Morgan Stanley	255	43,238	42,455	(783)
Bloomin' Brands, Inc.	Morgan Stanley	35	644	734	90
Boyd Gaming Corp.	Morgan Stanley	170	10,326	11,147	839
Caesars Entertainment, Inc.	Morgan Stanley	37	3,454	3,461	7
Cheesecake Factory, Inc. (The)	Morgan Stanley	579	23,633	22,668	(965)
Choice Hotels International, Inc.	Morgan Stanley	17	1,969	2,652	687
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	97	13,153	12,478	(590)
Darden Restaurants, Inc.	Morgan Stanley	92	13,521	13,859	524
Dine Brands Global, Inc.	Morgan Stanley	73	5,814	5,534	(259)
Everi Holdings, Inc.	Morgan Stanley	196	4,347	4,185	(162)
Golden Entertainment, Inc.	Morgan Stanley	43	2,157	2,173	16
Graham Holdings Co., Class B	Morgan Stanley	8	4,668	5,039	407
Grand Canyon Education, Inc.	Morgan Stanley	128	10,263	10,971	708
Houghton Mifflin Harcourt Co.	Morgan Stanley	444	6,353	7,148	795
Jack in the Box, Inc.	Morgan Stanley	400	35,627	34,992	10
McDonald's Corp.	Morgan Stanley	115	28,055	30,828	2,970
Papa John's International, Inc.	Morgan Stanley	34	2,691	4,538	2,299
Penn National Gaming, Inc.	Morgan Stanley	149	9,506	7,726	(1,780)
Planet Fitness, Inc., Class A	Morgan Stanley	41	3,313	3,714	409
Red Rock Resorts, Inc., Class A	Morgan Stanley	10	446	550	114
Service Corp. International	Morgan Stanley	201	10,835	14,269	3,566
Vivint Smart Home, Inc.	Morgan Stanley	26	257	254	(2)
WW International, Inc.	Morgan Stanley	424	8,626	6,839	(1,787)
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	162	11,256	14,523	3,514
Yum! Brands, Inc.	Morgan Stanley	157	17,320	21,801	4,720
		4,446	285,073	300,885	18,092
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	31	4,977	5,100	124
AssetMark Financial Holdings, Inc.	Morgan Stanley	7	178	183	6
Berkshire Hathaway, Inc., Class B	Morgan Stanley	402	89,297	120,198	30,901
BlackRock, Inc.	Morgan Stanley	23	20,373	21,058	755
Donnelley Financial Solutions, Inc.	Morgan Stanley	68	3,188	3,206	17
Franklin Resources, Inc.	Morgan Stanley	857	27,451	28,701	1,599
Invesco Ltd. (Bermuda)	Morgan Stanley	789	19,699	18,163	(1,373)
Moody's Corp.	Morgan Stanley	50	17,831	19,529	1,748
MSCI, Inc.	Morgan Stanley	9	5,264	5,514	251
Nasdaq, Inc.	Morgan Stanley	99	15,696	20,791	5,258

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
S&P Global, Inc.	Morgan Stanley	32	$13,781	$15,102	$1,356
T Rowe Price Group, Inc.	Morgan Stanley	305	60,477	59,975	127
		2,672	278,212	317,520	40,769
Energy
Antero Resources Corp.	Morgan Stanley	3,783	36,872	66,202	29,337
APA Corp.	Morgan Stanley	1,973	53,628	53,054	(569)
Archrock, Inc.	Morgan Stanley	12	90	90	—
Brigham Minerals, Inc., Class A	Morgan Stanley	3	63	63	—
Cactus, Inc., Class A	Morgan Stanley	12	341	458	122
California Resources Corp.	Morgan Stanley	17	731	726	(5)
Cameco Corp. (Canada)	Morgan Stanley	308	7,280	6,717	(555)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	929	38,449	39,250	1,129
Centennial Resource Development, Inc., Class A	Morgan Stanley	1,521	9,317	9,096	(221)
ChampionX Corp.	Morgan Stanley	795	17,357	16,067	(1,290)
Chevron Corp.	Morgan Stanley	43	4,853	5,046	193
Clean Energy Fuels Corp.	Morgan Stanley	28	175	172	(3)
Comstock Resources, Inc.	Morgan Stanley	628	3,963	5,081	1,117
Continental Resources, Inc.	Morgan Stanley	124	3,816	5,550	1,778
Coterra Energy, Inc.	Morgan Stanley	1,650	32,111	31,350	(501)
Denbury, Inc.	Morgan Stanley	242	17,367	18,535	1,168
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	3,168	16,365	16,442	1,008
EOG Resources, Inc.	Morgan Stanley	607	52,380	53,920	2,637
Equitrans Midstream Corp.	Morgan Stanley	676	5,613	6,990	1,479
Exxon Mobil Corp.	Morgan Stanley	726	42,219	44,424	3,179
Green Plains, Inc.	Morgan Stanley	214	5,289	7,439	2,149
Halliburton Co.	Morgan Stanley	334	7,279	7,639	396
Helmerich & Payne, Inc.	Morgan Stanley	574	13,753	13,604	(134)
Hess Corp.	Morgan Stanley	77	5,747	5,700	(34)
Imperial Oil Ltd. (Canada)	Morgan Stanley	171	5,478	6,173	751
Marathon Oil Corp.	Morgan Stanley	1,436	17,239	23,579	6,468
Marathon Petroleum Corp.	Morgan Stanley	783	47,149	50,104	3,360
Murphy Oil Corp.	Morgan Stanley	617	16,668	16,110	(550)
Noble Corp. (Cayman Islands)	Morgan Stanley	2	50	50	—
NOV, Inc.	Morgan Stanley	371	4,522	5,027	556
Oasis Petroleum, Inc.	Morgan Stanley	101	9,013	12,725	3,959
Occidental Petroleum Corp.	Morgan Stanley	697	17,562	20,206	2,647
Oceaneering International, Inc.	Morgan Stanley	980	12,547	11,084	(1,463)
ONEOK, Inc.	Morgan Stanley	410	22,123	24,092	2,241
Ovintiv, Inc.	Morgan Stanley	937	29,186	31,577	2,496
PDC Energy, Inc.	Morgan Stanley	205	9,265	10,000	819
Phillips 66	Morgan Stanley	287	21,785	20,796	(802)
Range Resources Corp.	Morgan Stanley	150	1,463	2,675	1,212
Schlumberger NV (Curaçao)	Morgan Stanley	1,175	38,368	35,191	(3,131)
SM Energy Co.	Morgan Stanley	2,013	11,795	59,343	51,689
Suncor Energy, Inc. (Canada)	Morgan Stanley	704	17,483	17,621	329
Targa Resources Corp.	Morgan Stanley	272	14,026	14,209	183
Transocean Ltd. (Switzerland)	Morgan Stanley	1,232	3,687	3,400	(287)
Valero Energy Corp.	Morgan Stanley	429	31,398	32,222	411
Vermilion Energy, Inc. (Canada)	Morgan Stanley	786	5,904	9,896	3,992

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Weatherford International PLC (Ireland)	Morgan Stanley	32	$840	$887	$47
Whiting Petroleum Corp.	Morgan Stanley	196	6,634	12,677	6,043
World Fuel Services Corp.	Morgan Stanley	273	6,120	7,226	1,366
		32,703	725,363	840,485	124,716
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	188	5,682	5,676	(6)
Costco Wholesale Corp.	Morgan Stanley	16	9,023	9,083	61
Kroger Co. (The)	Morgan Stanley	374	12,775	16,927	4,377
SpartanNash Co.	Morgan Stanley	13	338	335	(2)
Sprouts Farmers Market, Inc.	Morgan Stanley	565	12,596	16,769	4,644
Sysco Corp.	Morgan Stanley	71	4,458	5,577	1,477
U.S. Foods Holding Corp.	Morgan Stanley	193	6,396	6,722	326
United Natural Foods, Inc.	Morgan Stanley	499	23,908	24,491	583
Walgreens Boots Alliance, Inc.	Morgan Stanley	474	20,260	24,724	5,030
Walmart, Inc.	Morgan Stanley	282	38,607	40,803	2,561
Weis Markets, Inc.	Morgan Stanley	297	14,838	19,566	5,184
		2,972	148,881	170,673	24,235
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	494	20,805	23,411	4,146
Archer-Daniels-Midland Co.	Morgan Stanley	103	6,235	6,962	810
Bunge Ltd. (Bermuda)	Morgan Stanley	1	65	93	31
Campbell Soup Co.	Morgan Stanley	100	4,006	4,346	340
Coca-Cola Co. (The)	Morgan Stanley	646	33,677	38,250	5,244
Coca-Cola Consolidated, Inc.	Morgan Stanley	132	36,471	81,733	46,099
Constellation Brands, Inc., Class A	Morgan Stanley	63	14,235	15,811	1,591
Darling Ingredients, Inc.	Morgan Stanley	285	20,259	19,748	(733)
Flowers Foods, Inc.	Morgan Stanley	336	7,446	9,230	2,070
General Mills, Inc.	Morgan Stanley	125	7,430	8,423	1,127
Hostess Brands, Inc.	Morgan Stanley	163	2,836	3,328	493
John B Sanfilippo & Son, Inc.	Morgan Stanley	239	19,234	21,548	3,623
Kellogg Co.	Morgan Stanley	306	18,492	19,713	1,558
Kraft Heinz Co. (The)	Morgan Stanley	779	24,863	27,966	4,315
Molson Coors Beverage Co., Class B	Morgan Stanley	316	14,028	14,647	801
Mondelez International, Inc., Class A	Morgan Stanley	549	31,097	36,404	5,843
National Beverage Corp.	Morgan Stanley	36	1,666	1,632	(34)
PepsiCo, Inc.	Morgan Stanley	127	19,709	22,061	2,553
Philip Morris International, Inc.	Morgan Stanley	215	20,336	20,425	486
Sanderson Farms, Inc.	Morgan Stanley	267	49,370	51,018	1,748
Tootsie Roll Industries, Inc.	Morgan Stanley	2	72	72	4
Tyson Foods, Inc., Class A	Morgan Stanley	172	11,977	14,992	3,321
Vector Group Ltd.	Morgan Stanley	9	103	103	1
		5,465	364,412	441,916	85,437
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	112	13,010	15,763	2,948
Acadia Healthcare Co., Inc.	Morgan Stanley	417	24,214	25,312	1,094
Alcon, Inc. (Switzerland)	Morgan Stanley	127	10,292	11,064	781
Align Technology, Inc.	Morgan Stanley	29	17,365	19,058	1,693
Alignment Healthcare, Inc.	Morgan Stanley	4	56	56	—

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	2,666	$24,906	$49,188	$24,961
Amedisys, Inc.	Morgan Stanley	82	11,561	13,274	1,811
AMN Healthcare Services, Inc.	Morgan Stanley	36	3,458	4,404	1,156
AngioDynamics, Inc.	Morgan Stanley	3	84	83	(1)
Anthem, Inc.	Morgan Stanley	75	29,783	34,765	5,041
Apollo Medical Holdings, Inc.	Morgan Stanley	475	42,028	34,903	(7,125)
Avanos Medical, Inc.	Morgan Stanley	141	4,568	4,888	321
Baxter International, Inc.	Morgan Stanley	88	6,850	7,554	729
Cerner Corp.	Morgan Stanley	425	30,653	39,470	9,172
Cerus Corp.	Morgan Stanley	83	567	565	(1)
Community Health Systems, Inc.	Morgan Stanley	446	3,463	5,936	2,484
CVS Health Corp.	Morgan Stanley	410	30,481	42,296	12,430
DaVita, Inc.	Morgan Stanley	75	8,404	8,532	129
Dexcom, Inc.	Morgan Stanley	25	14,947	13,424	(1,523)
Doximity, Inc., Class A	Morgan Stanley	140	9,076	7,018	(2,058)
Edwards Lifesciences Corp.	Morgan Stanley	72	7,813	9,328	1,820
Ensign Group, Inc. (The)	Morgan Stanley	40	3,238	3,358	128
Envista Holdings Corp.	Morgan Stanley	418	16,868	18,835	2,010
Fulgent Genetics, Inc.	Morgan Stanley	327	27,145	32,893	5,859
Globus Medical, Inc., Class A	Morgan Stanley	217	15,278	15,667	368
HCA Healthcare, Inc.	Morgan Stanley	54	10,139	13,874	3,822
Henry Schein, Inc.	Morgan Stanley	69	5,189	5,350	167
Hologic, Inc.	Morgan Stanley	118	8,302	9,034	732
ICU Medical, Inc.	Morgan Stanley	69	15,434	16,376	940
Integra LifeSciences Holdings Corp.	Morgan Stanley	425	29,084	28,471	(613)
Intuitive Surgical, Inc.	Morgan Stanley	32	9,479	11,498	2,019
Laboratory Corp. of America Holdings	Morgan Stanley	141	34,275	44,304	10,029
LivaNova PLC (United Kingdom)	Morgan Stanley	458	37,672	40,043	2,352
McKesson Corp.	Morgan Stanley	257	51,737	63,882	12,911
MEDNAX, Inc.	Morgan Stanley	316	7,459	8,598	1,139
Medtronic PLC (Ireland)	Morgan Stanley	992	107,289	102,622	(4,135)
Merit Medical Systems, Inc.	Morgan Stanley	77	4,661	4,797	136
Natus Medical, Inc.	Morgan Stanley	1,391	25,261	33,008	7,778
NextGen Healthcare, Inc.	Morgan Stanley	26	382	463	80
Omnicell, Inc.	Morgan Stanley	249	31,871	44,930	13,059
Owens & Minor, Inc.	Morgan Stanley	204	5,332	8,874	3,544
Quest Diagnostics, Inc.	Morgan Stanley	158	19,229	27,336	8,467
ResMed, Inc.	Morgan Stanley	43	11,190	11,201	16
Select Medical Holdings Corp.	Morgan Stanley	267	7,968	7,850	(113)
Simulations Plus, Inc.	Morgan Stanley	33	1,568	1,561	(7)
STAAR Surgical Co.	Morgan Stanley	320	40,331	29,216	(11,266)
Stryker Corp.	Morgan Stanley	67	17,037	17,917	951
Tandem Diabetes Care, Inc.	Morgan Stanley	53	6,989	7,978	1,183
Teleflex, Inc.	Morgan Stanley	71	22,925	23,322	403
Tenet Healthcare Corp.	Morgan Stanley	268	20,101	21,893	1,793
Tivity Health, Inc.	Morgan Stanley	19	466	502	37
UnitedHealth Group, Inc.	Morgan Stanley	77	26,841	38,665	12,181
Universal Health Services, Inc., Class B	Morgan Stanley	34	4,479	4,408	(250)
Varex Imaging Corp.	Morgan Stanley	92	2,697	2,903	206

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	Morgan Stanley	200	$51,908	$51,096	$(812)
Vocera Communications, Inc.	Morgan Stanley	43	1,555	2,788	1,233
Zimmer Biomet Holdings, Inc.	Morgan Stanley	59	7,239	7,495	269
		13,615	982,197	1,109,889	132,478
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	158	13,993	16,195	2,336
Colgate-Palmolive Co.	Morgan Stanley	203	15,391	17,324	2,084
Coty, Inc., Class A	Morgan Stanley	3,844	37,009	40,362	3,354
Edgewell Personal Care Co.	Morgan Stanley	159	6,267	7,268	1,035
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	10	2,376	3,702	1,433
Kimberly-Clark Corp.	Morgan Stanley	132	17,399	18,865	1,623
Procter & Gamble Co. (The)	Morgan Stanley	98	12,569	16,031	3,743
Spectrum Brands Holdings, Inc.	Morgan Stanley	53	5,325	5,391	118
		4,657	110,329	125,138	15,726
Materials
AdvanSix, Inc.	Morgan Stanley	95	4,423	4,489	66
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	549	4,017	4,222	250
Albemarle Corp.	Morgan Stanley	207	52,594	48,390	(6,523)
Alcoa Corp.	Morgan Stanley	230	11,212	13,703	2,508
Ashland Global Holdings, Inc.	Morgan Stanley	46	3,907	4,952	1,099
Avery Dennison Corp.	Morgan Stanley	31	6,396	6,714	357
Barrick Gold Corp. (Canada)	Morgan Stanley	5,222	96,954	99,218	2,795
Berry Global Group, Inc.	Morgan Stanley	117	7,803	8,632	830
Celanese Corp.	Morgan Stanley	224	36,649	37,645	978
CF Industries Holdings, Inc.	Morgan Stanley	308	18,300	21,800	4,089
Chemours Co. (The)	Morgan Stanley	177	5,292	5,940	693
Compass Minerals International, Inc.	Morgan Stanley	93	4,850	4,750	(77)
Corteva, Inc.	Morgan Stanley	1,089	49,551	51,488	2,001
Crown Holdings, Inc.	Morgan Stanley	288	30,618	31,859	1,281
Dow, Inc.	Morgan Stanley	295	16,829	16,732	165
DuPont de Nemours, Inc.	Morgan Stanley	140	10,018	11,309	1,506
Eagle Materials, Inc.	Morgan Stanley	108	14,912	17,978	3,361
Eastman Chemical Co.	Morgan Stanley	24	2,456	2,902	481
Ecovyst, Inc.	Morgan Stanley	111	1,233	1,137	(96)
Ferro Corp.	Morgan Stanley	402	8,426	8,776	350
FMC Corp.	Morgan Stanley	57	5,954	6,264	341
Freeport-McMoRan, Inc.	Morgan Stanley	310	10,460	12,936	2,534
Ingevity Corp.	Morgan Stanley	28	2,005	2,008	3
International Paper Co.	Morgan Stanley	287	15,913	13,483	(2,308)
Kaiser Aluminum Corp.	Morgan Stanley	258	16,584	24,237	8,938
Kinross Gold Corp. (Canada)	Morgan Stanley	3,005	16,117	17,459	1,370
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	523	20,721	21,940	1,299
Kraton Corp.	Morgan Stanley	499	9,459	23,114	13,654
Kronos Worldwide, Inc.	Morgan Stanley	3	45	45	1
Linde PLC (Ireland)	Morgan Stanley	143	37,923	49,539	12,117
Louisiana-Pacific Corp.	Morgan Stanley	150	8,955	11,753	2,860
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	118	11,388	10,883	(348)
Martin Marietta Materials, Inc.	Morgan Stanley	14	5,928	6,167	247

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
New Gold, Inc. (Canada)	Morgan Stanley	984	$1,425	$1,476	$52
NewMarket Corp.	Morgan Stanley	61	22,671	20,906	(1,083)
Nucor Corp.	Morgan Stanley	167	14,768	19,063	4,459
Olin Corp.	Morgan Stanley	683	33,891	39,286	5,524
Packaging Corp. of America	Morgan Stanley	95	12,825	12,934	205
Pan American Silver Corp. (Canada)	Morgan Stanley	1,269	30,835	31,687	852
Pretium Resources, Inc. (Canada)	Morgan Stanley	289	3,115	4,072	962
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	87	4,480	4,517	41
Sealed Air Corp.	Morgan Stanley	127	5,646	8,569	3,028
Sensient Technologies Corp.	Morgan Stanley	94	8,982	9,406	441
Sherwin-Williams Co. (The)	Morgan Stanley	66	21,155	23,243	2,112
Southern Copper Corp.	Morgan Stanley	11	637	679	56
SSR Mining, Inc. (Canada)	Morgan Stanley	692	12,113	12,248	136
Steel Dynamics, Inc.	Morgan Stanley	340	21,701	21,104	(514)
United States Steel Corp.	Morgan Stanley	1,604	38,302	38,191	(107)
Westlake Chemical Corp.	Morgan Stanley	162	15,576	15,735	188
Westrock Co.	Morgan Stanley	452	22,049	20,051	(1,961)
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	147	5,464	6,311	1,102
		22,481	823,527	891,942	72,315
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	464	34,347	30,870	(3,319)
Alphabet, Inc., Class A	Morgan Stanley	29	72,472	84,014	11,542
Altice U.S.A., Inc., Class A	Morgan Stanley	1,412	23,503	22,846	(657)
AMC Networks, Inc., Class A	Morgan Stanley	156	6,502	5,373	(1,129)
Charter Communications, Inc., Class A	Morgan Stanley	26	16,037	16,951	836
Comcast Corp., Class A	Morgan Stanley	292	15,330	14,696	(619)
Discovery, Inc., Class A	Morgan Stanley	1,100	26,638	25,894	(1,018)
DISH Network Corp., Class A	Morgan Stanley	153	5,543	4,963	(580)
Eventbrite, Inc., Class A	Morgan Stanley	116	2,156	2,023	(132)
Fox Corp., Class A	Morgan Stanley	278	9,937	10,258	363
iHeartMedia, Inc., Class A	Morgan Stanley	9	190	189	(1)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	361	11,512	13,519	2,310
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	598	4,823	9,203	4,486
Live Nation Entertainment, Inc.	Morgan Stanley	737	82,300	88,212	5,912
Match Group, Inc.	Morgan Stanley	170	23,558	22,482	(1,075)
Meta Platforms, Inc., Class A	Morgan Stanley	284	80,933	95,523	14,591
Netflix, Inc.	Morgan Stanley	92	46,245	55,424	9,180
News Corp., Class A	Morgan Stanley	126	2,709	2,811	104
Nexstar Media Group, Inc., Class A	Morgan Stanley	20	2,985	3,020	35
Omnicom Group, Inc.	Morgan Stanley	121	8,955	8,866	42
Pinterest, Inc., Class A	Morgan Stanley	2,442	102,684	88,767	(17,405)
PubMatic, Inc., Class A	Morgan Stanley	270	9,305	9,194	(112)
Scholastic Corp.	Morgan Stanley	4	157	160	3
Sciplay Corp., Class A	Morgan Stanley	38	545	524	(21)
TEGNA, Inc.	Morgan Stanley	95	1,306	1,763	498
Twitter, Inc.	Morgan Stanley	554	27,967	23,944	(4,023)
Warner Music Group Corp., Class A	Morgan Stanley	159	4,612	6,866	2,419
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	62	3,023	3,059	40

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Yelp, Inc.	Morgan Stanley	272	$10,137	$9,857	$(311)
Ziff Davis, Inc.	Morgan Stanley	23	2,713	2,550	(163)
		10,463	639,124	663,821	21,796
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	143	21,471	22,830	1,592
Alector, Inc.	Morgan Stanley	73	1,536	1,507	(31)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	117	79,548	88,402	8,854
Bristol-Myers Squibb Co.	Morgan Stanley	247	14,069	15,400	1,332
Bruker Corp.	Morgan Stanley	92	7,135	7,720	623
Corcept Therapeutics, Inc.	Morgan Stanley	241	4,625	4,772	147
Danaher Corp.	Morgan Stanley	106	25,438	34,875	9,516
Dynavax Technologies Corp.	Morgan Stanley	534	7,339	7,513	143
Elanco Animal Health, Inc.	Morgan Stanley	436	12,673	12,374	(299)
Halozyme Therapeutics, Inc.	Morgan Stanley	197	6,556	7,921	1,579
Innoviva, Inc.	Morgan Stanley	3,076	37,149	53,061	15,912
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	1,025	11,725	11,952	225
Johnson & Johnson	Morgan Stanley	232	36,975	39,688	3,580
MaxCyte, Inc.	Morgan Stanley	46	472	469	(3)
Merck & Co., Inc.	Morgan Stanley	905	69,684	69,359	246
Mettler-Toledo International, Inc.	Morgan Stanley	6	8,755	10,183	1,428
Moderna, Inc.	Morgan Stanley	221	55,666	56,130	463
Pacira BioSciences, Inc.	Morgan Stanley	191	10,449	11,492	1,044
PerkinElmer, Inc.	Morgan Stanley	30	3,908	6,032	2,141
Pfizer, Inc.	Morgan Stanley	1,284	46,401	75,820	30,840
Prestige Consumer Healthcare, Inc.	Morgan Stanley	844	30,893	51,189	20,347
Prothena Corp. PLC (Ireland)	Morgan Stanley	183	11,172	9,040	(2,132)
QIAGEN NV (Netherlands)	Morgan Stanley	87	4,754	4,835	82
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	115	70,991	72,625	1,645
Sundial Growers, Inc. (Canada)	Morgan Stanley	13,010	8,261	7,524	(737)
Thermo Fisher Scientific, Inc.	Morgan Stanley	24	15,453	16,014	569
Waters Corp.	Morgan Stanley	46	12,823	17,140	4,514
West Pharmaceutical Services, Inc.	Morgan Stanley	9	3,676	4,221	896
Zoetis, Inc.	Morgan Stanley	10	1,506	2,440	942
Zogenix, Inc.	Morgan Stanley	7	115	114	(1)
		23,537	621,218	722,642	105,457
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	493	17,422	17,171	(250)
Academy Sports & Outdoors, Inc.	Morgan Stanley	483	20,118	21,204	1,086
Advance Auto Parts, Inc.	Morgan Stanley	146	21,832	35,022	13,665
Amazon.com, Inc.	Morgan Stanley	18	56,202	60,018	3,816
American Eagle Outfitters, Inc.	Morgan Stanley	236	5,433	5,976	543
Asbury Automotive Group, Inc.	Morgan Stanley	14	2,386	2,418	33
AutoNation, Inc.	Morgan Stanley	387	44,080	45,221	1,142
AutoZone, Inc.	Morgan Stanley	16	23,165	33,542	10,378
Bath & Body Works, Inc.	Morgan Stanley	1,011	74,089	70,558	(3,504)
Best Buy Co., Inc.	Morgan Stanley	29	2,881	2,946	70
Buckle, Inc. (The)	Morgan Stanley	130	4,165	5,500	2,026
Burlington Stores, Inc.	Morgan Stanley	70	19,849	20,406	557

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Camping World Holdings, Inc., Class A	Morgan Stanley	94	$3,412	$3,798	$457
Children's Place, Inc. (The)	Morgan Stanley	19	1,493	1,507	13
Dick's Sporting Goods, Inc.	Morgan Stanley	432	47,213	49,676	2,268
Dillard's, Inc., Class A	Morgan Stanley	21	5,503	5,145	(354)
Dollar General Corp.	Morgan Stanley	86	18,839	20,281	1,860
eBay, Inc.	Morgan Stanley	850	55,583	56,525	1,019
Etsy, Inc.	Morgan Stanley	82	21,695	17,953	(3,741)
Genesco, Inc.	Morgan Stanley	4	257	257	—
Genuine Parts Co.	Morgan Stanley	126	14,490	17,665	3,471
Group 1 Automotive, Inc.	Morgan Stanley	29	5,660	5,661	52
Guess?, Inc.	Morgan Stanley	184	4,019	4,357	383
Home Depot, Inc. (The)	Morgan Stanley	46	14,430	19,090	4,866
LKQ Corp.	Morgan Stanley	414	18,838	24,852	6,112
Lowe's Cos., Inc.	Morgan Stanley	172	37,806	44,459	6,800
Macy's, Inc.	Morgan Stanley	300	5,903	7,854	1,837
MarineMax, Inc.	Morgan Stanley	167	8,041	9,860	1,819
ODP Corp. (The)	Morgan Stanley	157	6,245	6,167	(77)
O'Reilly Automotive, Inc.	Morgan Stanley	13	6,257	9,181	2,957
Overstock.com, Inc.	Morgan Stanley	728	51,660	42,959	(8,701)
Penske Automotive Group, Inc.	Morgan Stanley	229	23,045	24,553	1,570
RH	Morgan Stanley	18	11,068	9,647	(1,421)
Ross Stores, Inc.	Morgan Stanley	187	20,760	21,370	648
Shoe Carnival, Inc.	Morgan Stanley	96	3,821	3,752	(69)
Shutterstock, Inc.	Morgan Stanley	406	28,161	45,017	17,229
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	17	1,176	1,480	307
Sonic Automotive, Inc., Class A	Morgan Stanley	61	2,999	3,016	26
Target Corp.	Morgan Stanley	86	19,487	19,904	498
TJX Cos., Inc. (The)	Morgan Stanley	52	3,642	3,948	306
Victoria's Secret & Co.	Morgan Stanley	526	26,359	29,214	2,855
		8,635	759,484	829,130	72,552
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	46	6,164	6,619	456
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	44	2,037	2,665	628
Applied Materials, Inc.	Morgan Stanley	77	9,784	12,117	2,376
Axcelis Technologies, Inc.	Morgan Stanley	242	10,089	18,044	7,955
Broadcom, Inc.	Morgan Stanley	31	15,501	20,628	5,776
Diodes, Inc.	Morgan Stanley	86	9,151	9,444	293
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	57	2,609	2,624	7
Impinj, Inc.	Morgan Stanley	58	4,854	5,145	291
Intel Corp.	Morgan Stanley	886	44,405	45,629	1,451
KLA Corp.	Morgan Stanley	32	10,388	13,764	3,457
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	206	7,027	16,130	9,653
MaxLinear, Inc.	Morgan Stanley	205	14,029	15,455	1,426
Micron Technology, Inc.	Morgan Stanley	1,193	105,124	111,128	6,113
Monolithic Power Systems, Inc.	Morgan Stanley	15	7,875	7,400	(453)
NVIDIA Corp.	Morgan Stanley	60	18,447	17,647	(799)
NXP Semiconductors NV (Netherlands)	Morgan Stanley	154	29,736	35,078	5,459
ON Semiconductor Corp.	Morgan Stanley	124	5,193	8,422	3,229
Onto Innovation, Inc.	Morgan Stanley	101	9,170	10,224	1,089

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
PDF Solutions, Inc.	Morgan Stanley	1	$32	$32	$—
Photronics, Inc.	Morgan Stanley	39	687	735	48
Power Integrations, Inc.	Morgan Stanley	259	23,859	24,059	221
Qorvo, Inc.	Morgan Stanley	107	18,028	16,734	(1,294)
QUALCOMM, Inc.	Morgan Stanley	168	23,413	30,722	7,672
Rambus, Inc.	Morgan Stanley	518	11,567	15,224	3,659
Semtech Corp.	Morgan Stanley	145	12,632	12,895	263
Silicon Laboratories, Inc.	Morgan Stanley	30	6,227	6,193	(34)
Synaptics, Inc.	Morgan Stanley	78	12,118	22,582	10,463
Teradyne, Inc.	Morgan Stanley	149	19,632	24,366	4,882
Texas Instruments, Inc.	Morgan Stanley	69	12,946	13,004	171
Xilinx, Inc.	Morgan Stanley	94	20,309	19,931	(377)
		5,274	473,033	544,640	74,081
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	148	38,743	61,353	22,988
Adobe, Inc.	Morgan Stanley	103	57,206	58,407	1,202
Akamai Technologies, Inc.	Morgan Stanley	38	4,129	4,448	319
Alliance Data Systems Corp.	Morgan Stanley	14	950	932	(18)
ANSYS, Inc.	Morgan Stanley	19	7,190	7,621	431
Atlassian Corp. PLC, Class A (United Kingdom)	Morgan Stanley	4	1,367	1,525	736
Automatic Data Processing, Inc.	Morgan Stanley	257	43,780	63,371	20,486
Bentley Systems, Inc., Class B	Morgan Stanley	254	12,191	12,276	87
Box, Inc., Class A	Morgan Stanley	84	1,910	2,200	413
Broadridge Financial Solutions, Inc.	Morgan Stanley	118	18,280	21,573	3,524
Cadence Design Systems, Inc.	Morgan Stanley	98	13,258	18,262	5,004
Cerence, Inc.	Morgan Stanley	177	17,467	13,565	(3,932)
CGI, Inc. (Canada)	Morgan Stanley	292	21,030	25,842	4,812
Concentrix Corp.	Morgan Stanley	39	6,634	6,966	332
Confluent, Inc., Class A	Morgan Stanley	70	5,175	5,337	163
CSG Systems International, Inc.	Morgan Stanley	626	26,556	36,070	10,516
DigitalOcean Holdings, Inc.	Morgan Stanley	477	39,793	38,317	(1,475)
Dolby Laboratories, Inc., Class A	Morgan Stanley	197	17,934	18,758	876
Dropbox, Inc., Class A	Morgan Stanley	420	11,913	10,307	(1,755)
DXC Technology Co.	Morgan Stanley	353	13,061	11,363	(1,698)
Euronet Worldwide, Inc.	Morgan Stanley	10	1,141	1,192	51
FleetCor Technologies, Inc.	Morgan Stanley	31	6,784	6,939	155
Fortinet, Inc.	Morgan Stanley	90	28,792	32,346	3,738
Gartner, Inc.	Morgan Stanley	78	22,975	26,077	3,103
Global Payments, Inc.	Morgan Stanley	127	16,073	17,168	1,125
Globant SA (Luxembourg)	Morgan Stanley	19	5,037	5,968	931
GoDaddy, Inc., Class A	Morgan Stanley	123	8,325	10,438	2,470
InterDigital, Inc.	Morgan Stanley	33	2,327	2,364	37
International Business Machines Corp.	Morgan Stanley	233	28,381	31,143	3,095
Intuit, Inc.	Morgan Stanley	31	20,358	19,940	(404)
Manhattan Associates, Inc.	Morgan Stanley	265	41,062	41,205	81
Maximus, Inc.	Morgan Stanley	170	13,882	13,544	(281)
McAfee Corp., Class A	Morgan Stanley	1,415	34,668	36,493	1,825
Microsoft Corp.	Morgan Stanley	229	58,188	77,017	19,296
Momentive Global, Inc.	Morgan Stanley	29	533	613	80

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
New Relic, Inc.	Morgan Stanley	434	$47,587	$47,723	$136
NortonLifeLock, Inc.	Morgan Stanley	636	15,945	16,523	754
Nutanix, Inc., Class A	Morgan Stanley	261	8,677	8,315	(413)
Open Text Corp. (Canada)	Morgan Stanley	723	31,352	34,328	3,495
Oracle Corp.	Morgan Stanley	1,295	119,163	112,937	(6,225)
Paychex, Inc.	Morgan Stanley	147	15,973	20,065	5,254
Paycom Software, Inc.	Morgan Stanley	27	12,294	11,210	(1,083)
PayPal Holdings, Inc.	Morgan Stanley	153	32,357	28,853	(3,504)
Progress Software Corp.	Morgan Stanley	169	8,103	8,158	81
PTC, Inc.	Morgan Stanley	41	4,652	4,967	316
salesforce.com, Inc.	Morgan Stanley	210	53,486	53,367	(118)
ServiceNow, Inc.	Morgan Stanley	58	32,862	37,648	4,786
Sprout Social, Inc., Class A	Morgan Stanley	76	7,881	6,892	(1,091)
SPS Commerce, Inc.	Morgan Stanley	9	861	1,281	421
SS&C Technologies Holdings, Inc.	Morgan Stanley	175	12,567	14,346	2,031
Synopsys, Inc.	Morgan Stanley	55	14,783	20,267	5,485
Teradata Corp.	Morgan Stanley	303	8,451	12,868	4,417
Verint Systems, Inc.	Morgan Stanley	323	13,889	16,961	3,072
VeriSign, Inc.	Morgan Stanley	70	14,316	17,767	3,451
Visa, Inc., Class A	Morgan Stanley	54	11,013	11,702	749
VMware, Inc., Class A	Morgan Stanley	292	33,415	33,837	418
Western Union Co. (The)	Morgan Stanley	942	17,308	16,805	(540)
Workiva, Inc.	Morgan Stanley	92	8,731	12,005	3,245
Xperi Holding Corp.	Morgan Stanley	17	328	321	(4)
Zoom Video Communications, Inc., Class A	Morgan Stanley	145	26,431	26,667	189
		13,378	1,199,518	1,316,753	123,635
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	1,433	37,745	30,867	(6,878)
Apple, Inc.	Morgan Stanley	295	51,700	52,383	748
Cisco Systems, Inc.	Morgan Stanley	426	20,786	26,996	6,671
Coherent, Inc.	Morgan Stanley	135	34,835	35,983	1,148
Corning, Inc.	Morgan Stanley	458	18,225	17,051	(938)
Dell Technologies, Inc., Class C	Morgan Stanley	68	3,824	3,820	(5)
Extreme Networks, Inc.	Morgan Stanley	838	9,123	13,157	4,062
Harmonic, Inc.	Morgan Stanley	263	2,899	3,093	194
Hewlett Packard Enterprise Co.	Morgan Stanley	1,070	16,101	16,874	1,078
HP, Inc.	Morgan Stanley	618	14,213	23,280	9,691
Infinera Corp.	Morgan Stanley	692	6,214	6,636	423
Itron, Inc.	Morgan Stanley	43	2,728	2,946	219
Juniper Networks, Inc.	Morgan Stanley	117	3,801	4,178	382
Keysight Technologies, Inc.	Morgan Stanley	102	15,888	21,064	5,351
Knowles Corp.	Morgan Stanley	619	13,034	14,454	1,420
Motorola Solutions, Inc.	Morgan Stanley	43	10,818	11,683	716
NetApp, Inc.	Morgan Stanley	337	27,695	31,001	3,576
OSI Systems, Inc.	Morgan Stanley	386	30,398	35,975	5,706
PC Connection, Inc.	Morgan Stanley	1	42	43	1
Pure Storage, Inc., Class A	Morgan Stanley	344	11,146	11,197	51
Sanmina Corp.	Morgan Stanley	28	721	1,161	440
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	244	20,753	27,567	7,111

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TD SYNNEX Corp.	Morgan Stanley	91	$9,743	$10,407	$683
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	105	14,065	16,941	2,987
Trimble, Inc.	Morgan Stanley	70	5,698	6,103	406
TTM Technologies, Inc.	Morgan Stanley	81	1,069	1,207	174
Ubiquiti, Inc.	Morgan Stanley	29	8,172	8,894	770
Viavi Solutions, Inc.	Morgan Stanley	295	4,536	5,198	766
Vishay Intertechnology, Inc.	Morgan Stanley	908	19,282	19,858	693
Vontier Corp.	Morgan Stanley	523	15,213	16,072	897
Western Digital Corp.	Morgan Stanley	185	10,512	12,064	1,862
Xerox Holdings Corp.	Morgan Stanley	270	6,280	6,113	(35)
Zebra Technologies Corp., Class A	Morgan Stanley	55	27,875	32,736	4,860
		11,172	475,134	527,002	55,230
Telecommunication Services
AT&T, Inc.	Morgan Stanley	921	23,079	22,657	535
EchoStar Corp., Class A	Morgan Stanley	1,294	36,565	34,097	(2,468)
Gogo, Inc.	Morgan Stanley	462	4,998	6,251	1,266
IDT Corp., Class B	Morgan Stanley	11	485	486	1
Iridium Communications, Inc.	Morgan Stanley	205	7,643	8,464	857
Lumen Technologies, Inc.	Morgan Stanley	2,266	29,954	28,438	(803)
T-Mobile U.S., Inc.	Morgan Stanley	175	22,026	20,296	(1,729)
Verizon Communications, Inc.	Morgan Stanley	608	32,011	31,592	426
		5,942	156,761	152,281	(1,915)
Transportation
Alaska Air Group, Inc.	Morgan Stanley	298	12,758	15,526	2,768
ArcBest Corp.	Morgan Stanley	1,160	43,879	139,026	99,537
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	141	7,977	13,271	5,294
Canadian National Railway Co. (Canada)	Morgan Stanley	81	10,028	9,952	(437)
CSX Corp.	Morgan Stanley	654	20,776	24,590	3,913
Expeditors International of Washington, Inc.	Morgan Stanley	95	11,396	12,758	1,429
Heartland Express, Inc.	Morgan Stanley	34	569	572	3
Hub Group, Inc., Class A	Morgan Stanley	73	4,858	6,150	1,292
Matson, Inc.	Morgan Stanley	183	15,832	16,475	646
Norfolk Southern Corp.	Morgan Stanley	13	3,573	3,870	304
Old Dominion Freight Line, Inc.	Morgan Stanley	43	11,947	15,410	3,483
Ryder System, Inc.	Morgan Stanley	29	1,910	2,390	586
Saia, Inc.	Morgan Stanley	37	11,621	12,470	850
Schneider National, Inc., Class B	Morgan Stanley	31	659	834	180
Uber Technologies, Inc.	Morgan Stanley	601	25,832	25,200	(632)
Union Pacific Corp.	Morgan Stanley	109	23,540	27,460	4,093
United Parcel Service, Inc., Class B	Morgan Stanley	138	24,790	29,579	5,126
XPO Logistics, Inc.	Morgan Stanley	499	39,255	38,638	(617)
		4,219	271,200	394,171	127,818
Utilities
American Water Works Co., Inc.	Morgan Stanley	30	5,039	5,666	642
CMS Energy Corp.	Morgan Stanley	90	5,785	5,855	70
Dominion Energy, Inc.	Morgan Stanley	406	28,369	31,895	4,655
DTE Energy Co.	Morgan Stanley	522	59,999	62,400	2,731
Exelon Corp.	Morgan Stanley	590	25,839	34,078	8,901

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
FirstEnergy Corp.	Morgan Stanley	139	$5,496	$5,781	$286
National Fuel Gas Co.	Morgan Stanley	122	7,364	7,801	488
NRG Energy, Inc.	Morgan Stanley	937	39,584	40,366	1,055
PPL Corp.	Morgan Stanley	1,635	46,934	49,148	2,974
TransAlta Corp. (Canada)	Morgan Stanley	21	228	234	7
		4,492	224,637	243,224	21,809

Total Reference Entity — Long			10,241,637	11,561,447	1,400,925
Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(2,394)	(115,066)	(107,898)	6,019
Dana, Inc.	Morgan Stanley	(4,582)	(108,302)	(104,561)	3,384
Fox Factory Holding Corp.	Morgan Stanley	(444)	(66,773)	(75,524)	(9,022)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(2,033)	(44,797)	(43,344)	1,410
LCI Industries	Morgan Stanley	(1,131)	(150,741)	(176,289)	(29,823)
Lear Corp.	Morgan Stanley	(246)	(44,398)	(45,006)	(811)
Patrick Industries, Inc.	Morgan Stanley	(1,148)	(83,643)	(92,632)	(10,372)
Rivian Automotive, Inc., Class A	Morgan Stanley	(370)	(35,550)	(38,365)	(2,849)
		(12,348)	(649,270)	(683,619)	(42,064)
Capital Goods
Advanced Drainage Systems, Inc.	Morgan Stanley	(2,009)	(238,977)	(273,485)	(35,394)
AeroVironment, Inc.	Morgan Stanley	(345)	(28,512)	(21,400)	7,084
AGCO Corp.	Morgan Stanley	(461)	(57,342)	(53,485)	3,750
Ameresco, Inc., Class A	Morgan Stanley	(179)	(11,001)	(14,578)	(3,587)
American Woodmark Corp.	Morgan Stanley	(609)	(46,163)	(39,707)	6,412
API Group Corp.	Morgan Stanley	(659)	(14,900)	(16,982)	(2,097)
Arcosa, Inc.	Morgan Stanley	(1,409)	(79,103)	(74,254)	4,682
Array Technologies, Inc.	Morgan Stanley	(3,173)	(66,159)	(49,784)	16,311
Astec Industries, Inc.	Morgan Stanley	(223)	(12,650)	(15,447)	(2,952)
Axon Enterprise, Inc.	Morgan Stanley	(76)	(11,047)	(11,932)	(925)
AZEK Co., Inc. (The)	Morgan Stanley	(3,567)	(150,149)	(164,938)	(14,935)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(14,810)	(226,185)	(186,014)	39,952
Barnes Group, Inc.	Morgan Stanley	(186)	(10,325)	(8,666)	1,569
Bloom Energy Corp., Class A	Morgan Stanley	(2,845)	(66,956)	(62,391)	4,500
BWX Technologies, Inc.	Morgan Stanley	(2,126)	(128,933)	(101,793)	26,158
CAE, Inc. (Canada)	Morgan Stanley	(374)	(9,545)	(9,440)	97
Carlisle Cos., Inc.	Morgan Stanley	(131)	(29,200)	(32,504)	(3,712)
Carrier Global Corp.	Morgan Stanley	(668)	(38,200)	(36,232)	2,132
Chart Industries, Inc.	Morgan Stanley	(157)	(27,744)	(25,040)	2,719
Colfax Corp.	Morgan Stanley	(2,544)	(132,215)	(116,948)	15,203
Construction Partners, Inc., Class A	Morgan Stanley	(2,060)	(55,210)	(60,585)	(5,428)
Cornerstone Building Brands, Inc.	Morgan Stanley	(3,055)	(52,904)	(53,279)	(499)
CSW Industrials, Inc.	Morgan Stanley	(37)	(4,774)	(4,472)	298
Donaldson Co., Inc.	Morgan Stanley	(937)	(54,052)	(55,527)	(1,552)
Dycom Industries, Inc.	Morgan Stanley	(809)	(61,728)	(75,852)	(14,781)
Energy Recovery, Inc.	Morgan Stanley	(1,269)	(26,636)	(27,271)	(661)
EnerSys	Morgan Stanley	(1,276)	(99,620)	(100,881)	(1,375)
Evoqua Water Technologies Corp.	Morgan Stanley	(2,242)	(70,880)	(104,814)	(35,139)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Fluor Corp.	Morgan Stanley	(1,819)	$(43,143)	$(45,057)	$(2,157)
Franklin Electric Co., Inc.	Morgan Stanley	(442)	(38,899)	(41,796)	(2,977)
FuelCell Energy, Inc.	Morgan Stanley	(8,241)	(112,141)	(42,853)	69,179
GATX Corp.	Morgan Stanley	(721)	(67,746)	(75,121)	(8,791)
Generac Holdings, Inc.	Morgan Stanley	(130)	(61,256)	(45,750)	17,333
GMS, Inc.	Morgan Stanley	(735)	(41,961)	(44,181)	(2,260)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	(1,270)	(18,774)	(19,964)	(1,208)
Greenbrier Cos., Inc. (The)	Morgan Stanley	(310)	(13,171)	(14,226)	(1,068)
Griffon Corp.	Morgan Stanley	(725)	(18,264)	(20,648)	(2,463)
Helios Technologies, Inc.	Morgan Stanley	(540)	(25,672)	(56,792)	(31,371)
Herc Holdings, Inc.	Morgan Stanley	(142)	(26,347)	(22,230)	4,311
Hubbell, Inc.	Morgan Stanley	(413)	(84,154)	(86,016)	(2,450)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(288)	(53,957)	(53,781)	91
IES Holdings, Inc.	Morgan Stanley	(8)	(391)	(405)	(14)
Illinois Tool Works, Inc.	Morgan Stanley	(198)	(48,151)	(48,866)	(1,203)
JELD-WEN Holding, Inc.	Morgan Stanley	(1,066)	(28,431)	(28,100)	304
Kennametal, Inc.	Morgan Stanley	(360)	(14,921)	(12,928)	1,796
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(2,682)	(62,284)	(52,031)	10,290
Lindsay Corp.	Morgan Stanley	(157)	(25,197)	(23,864)	1,223
Masonite International Corp. (Canada)	Morgan Stanley	(235)	(26,848)	(27,718)	(896)
Maxar Technologies, Inc.	Morgan Stanley	(1,032)	(44,454)	(30,475)	14,149
Mercury Systems, Inc.	Morgan Stanley	(3,093)	(194,242)	(170,301)	23,540
Meritor, Inc.	Morgan Stanley	(2,181)	(53,446)	(54,045)	(688)
MSC Industrial Direct Co., Inc., Class A	Morgan Stanley	(907)	(78,967)	(76,242)	1,833
Nikola Corp.	Morgan Stanley	(3,678)	(38,333)	(36,302)	1,994
NV5 Global, Inc.	Morgan Stanley	(233)	(12,376)	(32,182)	(19,818)
PGT Innovations, Inc.	Morgan Stanley	(2,714)	(54,517)	(61,038)	(6,574)
Primoris Services Corp.	Morgan Stanley	(1,777)	(45,078)	(42,612)	2,269
Proto Labs, Inc.	Morgan Stanley	(1,846)	(219,934)	(94,792)	124,929
REV Group, Inc.	Morgan Stanley	(893)	(7,418)	(12,636)	(5,354)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(141)	(8,721)	(8,698)	15
Shoals Technologies Group, Inc., Class A	Morgan Stanley	(1,173)	(37,338)	(28,504)	8,805
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(890)	(43,220)	(38,350)	4,849
SPX Corp.	Morgan Stanley	(175)	(11,005)	(10,444)	561
Stanley Black & Decker, Inc.	Morgan Stanley	(1,092)	(211,992)	(205,973)	5,967
Sunrun, Inc.	Morgan Stanley	(1,392)	(100,661)	(47,746)	52,818
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(2,180)	(73,180)	(77,848)	(5,229)
Timken Co. (The)	Morgan Stanley	(526)	(40,390)	(36,447)	3,690
UFP Industries, Inc.	Morgan Stanley	(722)	(53,329)	(66,431)	(13,641)
United Rentals, Inc.	Morgan Stanley	(408)	(157,779)	(135,574)	22,549
Univar Solutions, Inc.	Morgan Stanley	(3,690)	(93,519)	(104,612)	(11,788)
Valmont Industries, Inc.	Morgan Stanley	(246)	(61,027)	(61,623)	(777)
Vertiv Holdings Co.	Morgan Stanley	(706)	(19,014)	(17,629)	1,428
Vicor Corp.	Morgan Stanley	(735)	(77,695)	(93,330)	(15,710)
Welbilt, Inc.	Morgan Stanley	(580)	(13,125)	(13,787)	(692)
		(101,728)	(4,373,578)	(4,117,649)	244,624
Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(18,957)	(174,102)	(159,428)	12,620
BrightView Holdings, Inc.	Morgan Stanley	(246)	(3,499)	(3,464)	32

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Casella Waste Systems, Inc., Class A	Morgan Stanley	(109)	$(9,439)	$(9,311)	$120
Cintas Corp.	Morgan Stanley	(122)	(54,012)	(54,067)	(107)
Clarivate PLC (Jersey)	Morgan Stanley	(3,564)	(89,351)	(83,825)	5,445
CoStar Group, Inc.	Morgan Stanley	(507)	(49,439)	(40,068)	9,323
Driven Brands Holdings, Inc.	Morgan Stanley	(722)	(23,242)	(24,274)	(1,053)
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(9,525)	(178,900)	(195,167)	(16,440)
Equifax, Inc.	Morgan Stanley	(592)	(171,450)	(173,332)	(2,772)
Forrester Research, Inc.	Morgan Stanley	(399)	(14,560)	(23,433)	(8,953)
FTI Consulting, Inc.	Morgan Stanley	(115)	(16,633)	(17,643)	(1,074)
GFL Environmental, Inc. (Canada)	Morgan Stanley	(2,179)	(84,029)	(82,475)	1,472
Harsco Corp.	Morgan Stanley	(3,587)	(52,719)	(59,939)	(7,271)
Huron Consulting Group, Inc.	Morgan Stanley	(25)	(1,232)	(1,248)	(17)
IAA, Inc.	Morgan Stanley	(245)	(14,119)	(12,402)	1,747
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(1,024)	(135,681)	(136,110)	(1,222)
Insperity, Inc.	Morgan Stanley	(943)	(90,928)	(111,378)	(24,244)
KAR Auction Services, Inc.	Morgan Stanley	(1,444)	(24,876)	(22,555)	2,297
Leidos Holdings, Inc.	Morgan Stanley	(149)	(15,030)	(13,246)	2,242
ManTech International Corp., Class A	Morgan Stanley	(150)	(13,302)	(10,940)	2,255
MillerKnoll, Inc.	Morgan Stanley	(1,897)	(73,429)	(74,343)	(1,184)
Montrose Environmental Group, Inc.	Morgan Stanley	(146)	(8,689)	(10,294)	(1,670)
Pitney Bowes, Inc.	Morgan Stanley	(11,326)	(95,553)	(75,091)	19,051
TrueBlue, Inc.	Morgan Stanley	(171)	(4,659)	(4,732)	(77)
U.S. Ecology, Inc.	Morgan Stanley	(1,215)	(45,842)	(38,807)	7,065
UniFirst Corp.	Morgan Stanley	(7)	(1,467)	(1,473)	(5)
Upwork, Inc.	Morgan Stanley	(6,361)	(240,581)	(217,292)	23,056
Viad Corp.	Morgan Stanley	(814)	(33,975)	(34,831)	(904)
Waste Management, Inc.	Morgan Stanley	(187)	(30,822)	(31,210)	(615)
		(66,728)	(1,751,560)	(1,722,378)	19,117
Consumer Durables & Apparel
BRP, Inc. (Canada)	Morgan Stanley	(16)	(1,353)	(1,403)	(49)
Callaway Golf Co.	Morgan Stanley	(3,868)	(119,521)	(106,138)	13,291
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(2,929)	(113,347)	(108,549)	4,686
Carter's, Inc.	Morgan Stanley	(1,092)	(115,604)	(110,532)	4,372
Cavco Industries, Inc.	Morgan Stanley	(57)	(17,300)	(18,106)	(823)
Clarus Corp.	Morgan Stanley	(14)	(385)	(388)	(3)
Deckers Outdoor Corp.	Morgan Stanley	(119)	(51,770)	(43,591)	8,129
Green Brick Partners, Inc.	Morgan Stanley	(10)	(300)	(303)	(3)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(567)	(128,513)	(138,614)	(10,376)
Installed Building Products, Inc.	Morgan Stanley	(819)	(106,618)	(114,431)	(8,290)
iRobot Corp.	Morgan Stanley	(199)	(17,087)	(13,110)	3,960
Latham Group, Inc.	Morgan Stanley	(556)	(11,245)	(13,917)	(2,766)
La-Z-Boy, Inc.	Morgan Stanley	(493)	(17,440)	(17,901)	(502)
Leggett & Platt, Inc.	Morgan Stanley	(1,971)	(85,164)	(81,126)	3,130
Lovesac Co. (The)	Morgan Stanley	(156)	(11,117)	(10,337)	770
Malibu Boats, Inc., Class A	Morgan Stanley	(359)	(30,426)	(24,674)	5,723
Oxford Industries, Inc.	Morgan Stanley	(100)	(8,999)	(10,152)	(1,298)
Peloton Interactive, Inc., Class A	Morgan Stanley	(9,339)	(631,809)	(333,963)	297,125
Polaris, Inc.	Morgan Stanley	(2,485)	(314,818)	(273,126)	39,332
Skechers U.S.A., Inc., Class A	Morgan Stanley	(712)	(33,902)	(30,901)	2,969

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Sonos, Inc.	Morgan Stanley	(559)	$(17,206)	$(16,658)	$531
TopBuild Corp.	Morgan Stanley	(49)	(12,485)	(13,520)	(1,098)
VF Corp.	Morgan Stanley	(966)	(72,556)	(70,731)	1,272
Wolverine World Wide, Inc.	Morgan Stanley	(1,110)	(36,610)	(31,979)	4,484
YETI Holdings, Inc.	Morgan Stanley	(1,127)	(104,590)	(93,349)	11,160
		(29,672)	(2,060,165)	(1,677,499)	375,726
Consumer Services
Aramark	Morgan Stanley	(3,867)	(143,904)	(142,499)	450
Bally's Corp.	Morgan Stanley	(1,579)	(98,835)	(60,097)	38,643
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(621)	(105,331)	(78,171)	27,725
Carnival Corp. (Panama)	Morgan Stanley	(1,095)	(27,749)	(22,031)	5,691
Denny's Corp.	Morgan Stanley	(3,893)	(64,238)	(62,288)	1,780
Domino's Pizza, Inc.	Morgan Stanley	(35)	(19,596)	(19,752)	(183)
DraftKings, Inc., Class A	Morgan Stanley	(2,668)	(117,670)	(73,290)	44,266
Frontdoor, Inc.	Morgan Stanley	(323)	(18,029)	(11,838)	6,174
Monarch Casino & Resort, Inc.	Morgan Stanley	(594)	(27,937)	(43,926)	(16,098)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(5,012)	(113,640)	(103,949)	9,581
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(2,534)	(213,092)	(194,865)	17,501
Shake Shack, Inc., Class A	Morgan Stanley	(589)	(60,450)	(42,502)	17,890
Stride, Inc.	Morgan Stanley	(2,394)	(90,750)	(79,792)	10,875
Terminix Global Holdings, Inc.	Morgan Stanley	(1,395)	(62,147)	(63,096)	(1,009)
Vail Resorts, Inc.	Morgan Stanley	(62)	(19,786)	(20,330)	(653)
Wendy's Co. (The)	Morgan Stanley	(1,633)	(38,579)	(38,947)	(405)
Wingstop, Inc.	Morgan Stanley	(1,900)	(325,881)	(328,320)	(3,136)
		(30,194)	(1,547,614)	(1,385,693)	159,092
Diversified Financials
Federated Hermes, Inc.	Morgan Stanley	(652)	(24,191)	(24,502)	(334)
Morningstar, Inc.	Morgan Stanley	(168)	(52,276)	(57,454)	(5,234)
		(820)	(76,467)	(81,956)	(5,568)
Energy
Chesapeake Energy Corp.	Morgan Stanley	(723)	(44,851)	(46,648)	(1,957)
Civitas Resources, Inc.	Morgan Stanley	(550)	(26,906)	(26,934)	(53)
Core Laboratories N.V. (Netherlands)	Morgan Stanley	(1,324)	(34,067)	(29,538)	4,494
Crescent Point Energy Corp. (Canada)	Morgan Stanley	(21,506)	(92,665)	(114,842)	(23,072)
CVR Energy, Inc.	Morgan Stanley	(705)	(12,496)	(11,851)	633
Delek U.S. Holdings, Inc.	Morgan Stanley	(7,995)	(132,836)	(119,845)	12,871
Enbridge, Inc. (Canada)	Morgan Stanley	(1,517)	(64,864)	(59,284)	4,325
Enerplus Corp. (Canada)	Morgan Stanley	(8,411)	(55,874)	(88,988)	(33,975)
EQT Corp.	Morgan Stanley	(29,896)	(602,027)	(652,032)	(50,589)
Gevo, Inc.	Morgan Stanley	(9,122)	(58,969)	(39,042)	19,870
Gulfport Energy Corp.	Morgan Stanley	(118)	(8,763)	(8,500)	255
Kinder Morgan, Inc.	Morgan Stanley	(6,369)	(112,450)	(101,012)	10,845
Kosmos Energy Ltd.	Morgan Stanley	(10,205)	(35,888)	(35,309)	544
Laredo Petroleum, Inc.	Morgan Stanley	(750)	(50,928)	(45,098)	5,781
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(8,677)	(90,494)	(84,167)	6,240
New Fortress Energy, Inc.	Morgan Stanley	(3,888)	(109,663)	(93,856)	15,187
NexGen Energy Ltd. (Canada)	Morgan Stanley	(185)	(795)	(808)	(14)
Northern Oil and Gas, Inc.	Morgan Stanley	(1,875)	(36,556)	(38,588)	(2,315)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Par Pacific Holdings, Inc.	Morgan Stanley	(1,872)	$(28,942)	$(30,869)	$(1,958)
Patterson-UTI Energy, Inc.	Morgan Stanley	(9,421)	(76,278)	(79,607)	(3,474)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(615)	(16,535)	(18,653)	(4,245)
Pioneer Natural Resources Co.	Morgan Stanley	(780)	(136,770)	(141,866)	(7,974)
Renewable Energy Group, Inc.	Morgan Stanley	(5,619)	(285,326)	(238,470)	46,579
RPC, Inc.	Morgan Stanley	(3,115)	(11,151)	(14,142)	(3,002)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(21)	(169)	(171)	(2)
Southwestern Energy Co.	Morgan Stanley	(112,174)	(545,295)	(522,731)	22,036
TC Energy Corp. (Canada)	Morgan Stanley	(3,829)	(185,808)	(178,202)	4,579
TechnipFMC PLC (United Kingdom)	Morgan Stanley	(43,994)	(322,213)	(260,444)	61,456
Tellurian, Inc.	Morgan Stanley	(17,043)	(51,618)	(52,492)	(924)
Uranium Energy Corp.	Morgan Stanley	(9,156)	(37,550)	(30,673)	6,841
Williams Cos., Inc. (The)	Morgan Stanley	(560)	(16,293)	(14,582)	2,218
		(322,015)	(3,285,040)	(3,179,244)	91,200
Food & Staples Retailing
BJ's Wholesale Club Holdings, Inc.	Morgan Stanley	(155)	(8,449)	(10,380)	(2,435)
Casey's General Stores, Inc.	Morgan Stanley	(1,451)	(282,268)	(286,355)	(4,816)
Chefs' Warehouse, Inc. (The)	Morgan Stanley	(845)	(25,736)	(28,139)	(2,525)
Grocery Outlet Holding Corp.	Morgan Stanley	(1,709)	(73,305)	(48,331)	26,386
Performance Food Group Co.	Morgan Stanley	(2,993)	(141,504)	(137,349)	3,883
		(7,153)	(531,262)	(510,554)	20,493
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(1,433)	(43,448)	(44,036)	(2,458)
Beyond Meat, Inc.	Morgan Stanley	(687)	(81,042)	(44,765)	36,199
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(159)	(80,981)	(80,311)	457
Brown-Forman Corp., Class B	Morgan Stanley	(279)	(20,064)	(20,328)	(283)
Celsius Holdings, Inc.	Morgan Stanley	(4,753)	(353,601)	(354,431)	(1,173)
Conagra Brands, Inc.	Morgan Stanley	(2,494)	(85,179)	(85,170)	(868)
Freshpet, Inc.	Morgan Stanley	(1,805)	(233,044)	(171,962)	60,856
Hain Celestial Group, Inc. (The)	Morgan Stanley	(441)	(19,866)	(18,791)	1,161
Hershey Co. (The)	Morgan Stanley	(314)	(59,266)	(60,750)	(1,574)
Hormel Foods Corp.	Morgan Stanley	(3,507)	(150,473)	(171,177)	(23,497)
Ingredion, Inc.	Morgan Stanley	(924)	(88,626)	(89,295)	(2,604)
J & J Snack Foods Corp.	Morgan Stanley	(21)	(3,298)	(3,317)	(22)
J M Smucker Co. (The)	Morgan Stanley	(604)	(79,317)	(82,035)	(3,130)
Lamb Weston Holdings, Inc.	Morgan Stanley	(2,442)	(155,355)	(154,774)	(29)
Lancaster Colony Corp.	Morgan Stanley	(345)	(57,131)	(57,132)	(83)
McCormick & Co, Inc., non-voting shares	Morgan Stanley	(3,217)	(283,603)	(310,794)	(29,155)
MGP Ingredients, Inc.	Morgan Stanley	(447)	(18,989)	(37,991)	(19,308)
Mission Produce, Inc.	Morgan Stanley	(123)	(2,276)	(1,931)	342
Monster Beverage Corp.	Morgan Stanley	(360)	(34,157)	(34,574)	(450)
Post Holdings, Inc.	Morgan Stanley	(314)	(36,717)	(35,397)	1,284
TreeHouse Foods, Inc.	Morgan Stanley	(429)	(17,202)	(17,387)	(206)
Utz Brands, Inc.	Morgan Stanley	(2,800)	(59,485)	(44,660)	14,504
		(27,898)	(1,963,120)	(1,921,008)	29,963
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(3,261)	(107,573)	(57,296)	50,173
ABIOMED, Inc.	Morgan Stanley	(374)	(128,355)	(134,330)	(6,099)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Accolade, Inc.	Morgan Stanley	(2,188)	$(85,926)	$(57,676)	$28,167
AdaptHealth Corp.	Morgan Stanley	(2,934)	(71,722)	(71,766)	(113)
Alphatec Holdings, Inc.	Morgan Stanley	(4,360)	(54,893)	(49,835)	5,005
American Well Corp., Class A	Morgan Stanley	(2,108)	(29,393)	(12,732)	16,633
Becton Dickinson and Co.	Morgan Stanley	(175)	(44,872)	(44,009)	685
BioLife Solutions, Inc.	Morgan Stanley	(1,429)	(58,346)	(53,259)	5,031
Brookdale Senior Living, Inc.	Morgan Stanley	(4,625)	(30,868)	(23,865)	6,993
Cardinal Health, Inc.	Morgan Stanley	(2,070)	(103,884)	(106,584)	(3,983)
Cardiovascular Systems, Inc.	Morgan Stanley	(1,174)	(42,095)	(22,048)	20,007
Castle Biosciences, Inc.	Morgan Stanley	(1,438)	(90,357)	(61,647)	28,622
Change Healthcare, Inc.	Morgan Stanley	(2,107)	(43,932)	(45,048)	(1,158)
Covetrus, Inc.	Morgan Stanley	(4,189)	(123,736)	(83,654)	39,951
CryoPort, Inc.	Morgan Stanley	(397)	(22,803)	(23,490)	(709)
Evolent Health, Inc., Class A	Morgan Stanley	(1,505)	(21,567)	(41,643)	(20,097)
Figs, Inc., Class A	Morgan Stanley	(936)	(29,846)	(25,796)	4,021
Glaukos Corp.	Morgan Stanley	(1)	(77)	(44)	33
GoodRx Holdings, Inc., Class A	Morgan Stanley	(1,181)	(53,391)	(38,595)	15,020
Guardant Health, Inc.	Morgan Stanley	(1,744)	(214,384)	(174,435)	39,742
Haemonetics Corp.	Morgan Stanley	(743)	(76,804)	(39,409)	37,577
Health Catalyst, Inc.	Morgan Stanley	(1,194)	(50,750)	(47,306)	3,394
HealthEquity, Inc.	Morgan Stanley	(543)	(23,476)	(24,022)	(569)
Heska Corp.	Morgan Stanley	(28)	(4,894)	(5,110)	(220)
Humana, Inc.	Morgan Stanley	(376)	(171,842)	(174,411)	(4,235)
Inari Medical, Inc.	Morgan Stanley	(2,457)	(221,359)	(224,250)	(3,329)
Insulet Corp.	Morgan Stanley	(731)	(211,277)	(194,497)	16,604
Integer Holdings Corp.	Morgan Stanley	(70)	(6,721)	(5,991)	803
Intersect ENT, Inc.	Morgan Stanley	(15)	(409)	(410)	(1)
iRhythm Technologies, Inc.	Morgan Stanley	(455)	(21,878)	(53,549)	(32,790)
Joint Corp. (The)	Morgan Stanley	(116)	(11,155)	(7,620)	3,552
Lantheus Holdings, Inc.	Morgan Stanley	(1,674)	(41,017)	(48,362)	(7,426)
LHC Group, Inc.	Morgan Stanley	(463)	(65,414)	(63,537)	1,813
Masimo Corp.	Morgan Stanley	(194)	(54,485)	(56,799)	(2,493)
Mesa Laboratories, Inc.	Morgan Stanley	(103)	(26,213)	(33,793)	(7,686)
ModivCare, Inc.	Morgan Stanley	(81)	(11,471)	(12,011)	(551)
Neogen Corp.	Morgan Stanley	(254)	(11,389)	(11,534)	(156)
Nevro Corp.	Morgan Stanley	(661)	(60,931)	(53,587)	7,285
Novocure Ltd. (Jersey)	Morgan Stanley	(1,002)	(108,143)	(75,230)	33,353
Oak Street Health, Inc.	Morgan Stanley	(9,671)	(431,454)	(320,497)	110,373
Option Care Health, Inc.	Morgan Stanley	(2,100)	(51,869)	(59,724)	(7,905)
OrthoPediatrics Corp.	Morgan Stanley	(222)	(11,884)	(13,289)	(1,417)
Outset Medical, Inc.	Morgan Stanley	(1,133)	(51,348)	(52,220)	(921)
Penumbra, Inc.	Morgan Stanley	(195)	(53,901)	(56,027)	(2,271)
Phreesia, Inc.	Morgan Stanley	(765)	(40,130)	(31,870)	8,221
Progyny, Inc.	Morgan Stanley	(1,866)	(116,419)	(93,953)	22,354
Quidel Corp.	Morgan Stanley	(651)	(98,948)	(87,878)	11,216
RadNet, Inc.	Morgan Stanley	(1,806)	(31,666)	(54,379)	(22,743)
Schrodinger, Inc.	Morgan Stanley	(3,873)	(216,016)	(134,897)	80,910
Silk Road Medical, Inc.	Morgan Stanley	(1,180)	(63,210)	(50,280)	12,870
SmileDirectClub, Inc.	Morgan Stanley	(27,709)	(75,107)	(65,116)	9,918

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
STERIS PLC (Ireland)	Morgan Stanley	(2,233)	$(484,125)	$(543,535)	$(62,305)
Surgery Partners, Inc.	Morgan Stanley	(2,854)	(125,195)	(152,432)	(27,359)
Teladoc Health, Inc.	Morgan Stanley	(145)	(24,646)	(13,314)	11,309
		(105,759)	(4,413,566)	(3,988,591)	415,099
Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(228)	(10,381)	(10,910)	(539)
Clorox Co. (The)	Morgan Stanley	(668)	(114,340)	(116,472)	(2,862)
Energizer Holdings, Inc.	Morgan Stanley	(1,563)	(62,135)	(62,676)	(1,303)
Inter Parfums, Inc.	Morgan Stanley	(109)	(8,693)	(11,652)	(3,033)
Olaplex Holdings, Inc.	Morgan Stanley	(1,450)	(38,698)	(42,239)	(3,578)
Reynolds Consumer Products, Inc.	Morgan Stanley	(1,432)	(41,098)	(44,965)	(4,219)
WD-40 Co.	Morgan Stanley	(11)	(2,694)	(2,691)	3
		(5,461)	(278,039)	(291,605)	(15,531)
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(999)	(51,663)	(53,087)	(1,474)
Air Products and Chemicals, Inc.	Morgan Stanley	(177)	(53,161)	(53,854)	(1,020)
Allegheny Technologies, Inc.	Morgan Stanley	(1,087)	(18,511)	(17,316)	1,180
Amyris, Inc.	Morgan Stanley	(8,223)	(74,572)	(44,486)	30,013
AptarGroup, Inc.	Morgan Stanley	(388)	(50,531)	(47,522)	2,891
Arconic Corp.	Morgan Stanley	(304)	(11,140)	(10,035)	1,113
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(8,133)	(262,526)	(269,365)	(7,093)
Ball Corp.	Morgan Stanley	(3,351)	(313,661)	(322,601)	(9,746)
Cabot Corp.	Morgan Stanley	(250)	(14,082)	(14,050)	(150)
Century Aluminum Co.	Morgan Stanley	(2,926)	(42,089)	(48,455)	(6,847)
Coeur Mining, Inc.	Morgan Stanley	(23,076)	(145,336)	(116,303)	28,892
Commercial Metals Co.	Morgan Stanley	(2,803)	(94,825)	(101,721)	(7,136)
Element Solutions, Inc.	Morgan Stanley	(4,123)	(99,944)	(100,106)	(631)
Equinox Gold Corp. (Canada)	Morgan Stanley	(14,172)	(163,393)	(95,803)	67,432
First Majestic Silver Corp. (Canada)	Morgan Stanley	(10,778)	(131,739)	(119,744)	11,821
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(6,847)	(24,308)	(26,703)	(2,419)
Franco-Nevada Corp. (Canada)	Morgan Stanley	(344)	(52,957)	(47,572)	5,294
GCP Applied Technologies, Inc.	Morgan Stanley	(406)	(11,544)	(12,854)	(1,321)
Graphic Packaging Holding Co.	Morgan Stanley	(1,528)	(31,768)	(29,796)	1,829
HB Fuller Co.	Morgan Stanley	(491)	(32,329)	(39,771)	(7,726)
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(2,086)	(14,309)	(15,124)	(827)
Huntsman Corp.	Morgan Stanley	(1,917)	(52,789)	(66,865)	(14,570)
IAMGOLD Corp. (Canada)	Morgan Stanley	(19,005)	(56,241)	(59,486)	(3,299)
International Flavors & Fragrances, Inc.	Morgan Stanley	(601)	(88,778)	(90,541)	(3,056)
MAG Silver Corp. (Canada)	Morgan Stanley	(77)	(1,187)	(1,207)	(21)
Methanex Corp. (Canada)	Morgan Stanley	(1,252)	(29,046)	(49,517)	(21,363)
Mosaic Co. (The)	Morgan Stanley	(4,946)	(190,429)	(194,328)	(4,033)
Newmont Corp.	Morgan Stanley	(3,344)	(199,416)	(207,395)	(8,172)
Novagold Resources, Inc. (Canada)	Morgan Stanley	(3,320)	(36,941)	(22,775)	14,397
Nutrien Ltd. (Canada)	Morgan Stanley	(2,362)	(162,670)	(177,622)	(17,837)
Pactiv Evergreen, Inc.	Morgan Stanley	(2)	(25)	(25)	—
PPG Industries, Inc.	Morgan Stanley	(296)	(49,213)	(51,042)	(1,849)
PureCycle Technologies, Inc.	Morgan Stanley	(928)	(10,250)	(8,881)	1,360
Quaker Chemical Corp.	Morgan Stanley	(330)	(75,825)	(76,157)	(736)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Reliance Steel & Aluminum Co.	Morgan Stanley	(97)	$(16,060)	$(15,735)	$263
RPM International, Inc.	Morgan Stanley	(2,200)	(191,053)	(222,200)	(32,311)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(294)	(10,016)	(8,791)	1,107
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(771)	(124,395)	(124,131)	(729)
Seabridge Gold, Inc. (Canada)	Morgan Stanley	(679)	(12,099)	(11,197)	895
Silgan Holdings, Inc.	Morgan Stanley	(267)	(11,025)	(11,438)	(461)
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(1,647)	(13,150)	(13,028)	109
Stepan Co.	Morgan Stanley	(235)	(29,749)	(29,208)	325
Summit Materials, Inc., Class A	Morgan Stanley	(724)	(25,732)	(29,061)	(3,536)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(834)	(21,424)	(24,036)	(2,684)
TriMas Corp.	Morgan Stanley	(20)	(713)	(740)	(27)
Trinseo PLC (Ireland)	Morgan Stanley	(1,368)	(73,957)	(71,765)	2,120
Valvoline, Inc.	Morgan Stanley	(2,534)	(80,047)	(94,493)	(15,495)
Vulcan Materials Co.	Morgan Stanley	(1,021)	(205,251)	(211,939)	(7,069)
Warrior Met Coal, Inc.	Morgan Stanley	(395)	(8,384)	(10,155)	(2,164)
Worthington Industries, Inc.	Morgan Stanley	(158)	(8,243)	(8,636)	(401)
Yamana Gold, Inc. (Canada)	Morgan Stanley	(17,414)	(78,511)	(73,487)	3,583
		(161,530)	(3,557,007)	(3,552,149)	(11,579)
Media & Entertainment
Angi, Inc.	Morgan Stanley	(11,248)	(152,932)	(103,594)	49,189
Bumble, Inc., Class A	Morgan Stanley	(451)	(15,797)	(15,271)	512
Cable One, Inc.	Morgan Stanley	(116)	(223,488)	(204,560)	18,211
Cardlytics, Inc.	Morgan Stanley	(464)	(48,104)	(30,666)	17,392
Cargurus, Inc.	Morgan Stanley	(2,922)	(104,062)	(98,296)	5,501
Cinemark Holdings, Inc.	Morgan Stanley	(899)	(21,752)	(14,492)	7,240
Clear Channel Outdoor Holdings, Inc.	Morgan Stanley	(5,590)	(14,006)	(18,503)	(4,647)
EW Scripps Co. (The), Class A	Morgan Stanley	(2,316)	(26,905)	(44,815)	(18,250)
fuboTV, Inc.	Morgan Stanley	(2,832)	(61,556)	(43,953)	17,544
Gray Television, Inc.	Morgan Stanley	(2,139)	(46,704)	(43,122)	3,469
Madison Square Garden Sports Corp.	Morgan Stanley	(161)	(27,104)	(27,971)	(893)
Magnite, Inc.	Morgan Stanley	(6,896)	(141,431)	(120,680)	20,614
Skillz, Inc.	Morgan Stanley	(5,472)	(53,170)	(40,712)	12,407
Snap, Inc., Class A	Morgan Stanley	(7,045)	(353,159)	(331,326)	20,514
Walt Disney Co. (The)	Morgan Stanley	(2,533)	(403,532)	(392,336)	10,804
Zynga, Inc., Class A	Morgan Stanley	(1,711)	(20,504)	(10,950)	9,534
		(52,795)	(1,714,206)	(1,541,247)	169,141
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(527)	(84,704)	(78,502)	6,116
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(930)	(13,999)	(13,299)	689
Adaptive Biotechnologies Corp.	Morgan Stanley	(2,283)	(110,038)	(64,061)	45,870
Agios Pharmaceuticals, Inc.	Morgan Stanley	(5)	(166)	(164)	2
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(1,346)	(82,096)	(63,639)	19,276
Arcturus Therapeutics Holdings, Inc.	Morgan Stanley	(814)	(55,841)	(30,126)	25,661
Arvinas, Inc.	Morgan Stanley	(1,833)	(137,289)	(150,563)	(15,032)
Avid Bioservices, Inc.	Morgan Stanley	(981)	(28,909)	(28,626)	256
Avidity Biosciences, Inc.	Morgan Stanley	(20)	(483)	(475)	8
Axsome Therapeutics, Inc.	Morgan Stanley	(1,716)	(77,907)	(64,830)	13,001
Berkeley Lights, Inc.	Morgan Stanley	(3,057)	(137,969)	(55,576)	82,259

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)	Morgan Stanley	(145)	$(15,269)	$(19,982)	$(5,243)
Bionano Genomics, Inc.	Morgan Stanley	(5,790)	(20,299)	(17,312)	2,971
Bio-Techne Corp.	Morgan Stanley	(84)	(42,156)	(43,457)	(1,341)
Bridgebio Pharma, Inc.	Morgan Stanley	(1,272)	(45,979)	(21,217)	24,718
C4 Therapeutics, Inc.	Morgan Stanley	(169)	(5,867)	(5,442)	419
CareDx, Inc.	Morgan Stanley	(1,389)	(61,192)	(63,172)	(2,038)
Cassava Sciences, Inc.	Morgan Stanley	(1,163)	(66,714)	(50,823)	15,826
Catalent, Inc.	Morgan Stanley	(1,010)	(129,099)	(129,310)	(421)
ChemoCentryx, Inc.	Morgan Stanley	(784)	(13,457)	(28,545)	(15,389)
Codexis, Inc.	Morgan Stanley	(1,160)	(17,658)	(36,273)	(19,241)
Cronos Group, Inc. (Canada)	Morgan Stanley	(3,300)	(22,036)	(12,936)	9,079
Eli Lilly & Co.	Morgan Stanley	(322)	(89,338)	(88,943)	309
Emergent BioSolutions, Inc.	Morgan Stanley	(1,341)	(57,605)	(58,293)	(744)
Enanta Pharmaceuticals, Inc.	Morgan Stanley	(131)	(9,745)	(9,796)	(61)
Global Blood Therapeutics, Inc.	Morgan Stanley	(54)	(1,649)	(1,581)	67
Harmony Biosciences Holdings, Inc.	Morgan Stanley	(9)	(383)	(384)	(30)
Intellia Therapeutics, Inc.	Morgan Stanley	(88)	(9,205)	(10,405)	(1,209)
Invitae Corp.	Morgan Stanley	(995)	(16,619)	(15,194)	1,409
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(653)	(35,507)	(19,871)	15,602
Iovance Biotherapeutics, Inc.	Morgan Stanley	(314)	(11,742)	(5,994)	5,737
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(2,024)	(282,989)	(257,858)	24,886
Kodiak Sciences, Inc.	Morgan Stanley	(293)	(25,471)	(24,841)	606
MannKind Corp.	Morgan Stanley	(225)	(985)	(983)	1
NanoString Technologies, Inc.	Morgan Stanley	(1,773)	(83,145)	(74,874)	8,191
Nektar Therapeutics	Morgan Stanley	(1,649)	(20,302)	(22,278)	(1,995)
NeoGenomics, Inc.	Morgan Stanley	(2,785)	(103,754)	(95,024)	8,629
Novavax, Inc.	Morgan Stanley	(262)	(44,812)	(37,484)	7,284
Ocugen, Inc.	Morgan Stanley	(4,987)	(30,502)	(22,691)	7,783
Organon & Co.	Morgan Stanley	(192)	(5,863)	(5,846)	11
Perrigo Co. PLC (Ireland)	Morgan Stanley	(7,006)	(321,458)	(272,533)	45,805
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(446)	(48,248)	(11,761)	36,440
Revance Therapeutics, Inc.	Morgan Stanley	(648)	(17,223)	(10,575)	6,620
REVOLUTION Medicines, Inc.	Morgan Stanley	(158)	(4,202)	(3,977)	221
Sana Biotechnology, Inc.	Morgan Stanley	(156)	(2,466)	(2,415)	49
Seagen, Inc.	Morgan Stanley	(369)	(68,544)	(57,047)	11,982
Sorrento Therapeutics, Inc.	Morgan Stanley	(1,228)	(6,837)	(5,710)	1,120
Sotera Health Co.	Morgan Stanley	(398)	(9,241)	(9,373)	(140)
Syneos Health, Inc.	Morgan Stanley	(703)	(66,404)	(72,184)	(6,106)
Twist Bioscience Corp.	Morgan Stanley	(666)	(58,107)	(51,542)	6,509
United Therapeutics Corp.	Morgan Stanley	(73)	(15,693)	(15,774)	(96)
Vericel Corp.	Morgan Stanley	(342)	(13,523)	(13,441)	69
Viatris, Inc.	Morgan Stanley	(1,674)	(24,926)	(22,649)	1,904
Xencor, Inc.	Morgan Stanley	(160)	(6,001)	(6,419)	(424)
Xenon Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(759)	(21,137)	(23,711)	(2,595)
		(62,661)	(2,682,753)	(2,309,781)	365,280
Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	(691)	(22,962)	(16,149)	6,792
Bed Bath & Beyond, Inc.	Morgan Stanley	(1,819)	(29,832)	(26,521)	3,254

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Big Lots, Inc.	Morgan Stanley	(86)	$(3,939)	$(3,874)	$61
CarMax, Inc.	Morgan Stanley	(3,460)	(475,132)	(450,596)	24,076
Carvana Co.	Morgan Stanley	(250)	(55,202)	(57,948)	(2,799)
Chewy, Inc., Class A	Morgan Stanley	(5,331)	(308,276)	(314,369)	(6,392)
Designer Brands, Inc., Class A	Morgan Stanley	(2,336)	(36,653)	(33,195)	3,172
Dollar Tree, Inc.	Morgan Stanley	(681)	(93,676)	(95,694)	(5,926)
Five Below, Inc.	Morgan Stanley	(2,509)	(481,997)	(519,087)	(37,557)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(861)	(112,540)	(111,939)	492
Foot Locker, Inc.	Morgan Stanley	(874)	(44,496)	(38,133)	6,641
Franchise Group, Inc.	Morgan Stanley	(236)	(8,454)	(12,310)	(4,074)
Gap, Inc. (The)	Morgan Stanley	(19,334)	(327,153)	(341,245)	(14,409)
GrowGeneration Corp.	Morgan Stanley	(4,765)	(175,543)	(62,183)	113,190
Kohl's Corp.	Morgan Stanley	(696)	(36,704)	(34,375)	2,119
Leslie's, Inc.	Morgan Stanley	(3,494)	(96,216)	(82,668)	13,455
Monro, Inc.	Morgan Stanley	(816)	(38,001)	(47,548)	(10,882)
Murphy U.S.A., Inc.	Morgan Stanley	(777)	(116,994)	(154,809)	(39,818)
Nordstrom, Inc.	Morgan Stanley	(1,428)	(51,598)	(32,301)	19,246
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	(856)	(42,418)	(43,819)	(1,441)
Petco Health & Wellness Co., Inc.	Morgan Stanley	(4,893)	(97,364)	(96,832)	196
Poshmark, Inc., Class A	Morgan Stanley	(769)	(26,741)	(13,096)	13,619
Qurate Retail, Inc.	Morgan Stanley	(11,692)	(91,906)	(88,859)	2,958
RealReal, Inc. (The)	Morgan Stanley	(3,532)	(86,777)	(41,007)	45,687
Rent-A-Center, Inc./TX	Morgan Stanley	(255)	(12,385)	(12,250)	123
Sally Beauty Holdings, Inc.	Morgan Stanley	(3,776)	(69,733)	(69,705)	(597)
Ulta Beauty, Inc.	Morgan Stanley	(268)	(106,621)	(110,507)	(3,989)
Urban Outfitters, Inc.	Morgan Stanley	(3,231)	(103,882)	(94,862)	8,967
Vroom, Inc.	Morgan Stanley	(3,045)	(117,059)	(32,856)	84,091
Wayfair, Inc., Class A	Morgan Stanley	(117)	(29,472)	(22,226)	7,217
Williams-Sonoma, Inc.	Morgan Stanley	(134)	(28,702)	(22,663)	6,058
		(83,012)	(3,328,428)	(3,083,626)	233,530
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	Morgan Stanley	(737)	(67,293)	(62,844)	4,384
Allegro MicroSystems, Inc.	Morgan Stanley	(30)	(1,092)	(1,085)	6
Amkor Technology, Inc.	Morgan Stanley	(2,051)	(48,890)	(50,844)	(2,050)
Analog Devices, Inc.	Morgan Stanley	(3,655)	(660,555)	(642,439)	16,018
Azenta, Inc.	Morgan Stanley	(1,877)	(213,536)	(193,537)	19,592
CEVA, Inc.	Morgan Stanley	(435)	(19,064)	(18,809)	230
Cirrus Logic, Inc.	Morgan Stanley	(700)	(62,951)	(64,414)	(1,524)
CMC Materials, Inc.	Morgan Stanley	(412)	(69,977)	(78,976)	(9,198)
Enphase Energy, Inc.	Morgan Stanley	(84)	(20,863)	(15,367)	11,746
Entegris, Inc.	Morgan Stanley	(138)	(20,944)	(19,124)	2,116
FormFactor, Inc.	Morgan Stanley	(1,556)	(58,804)	(71,140)	(12,394)
Marvell Technology, Inc.	Morgan Stanley	(1,284)	(95,783)	(112,337)	(18,404)
MKS Instruments, Inc.	Morgan Stanley	(19)	(3,330)	(3,309)	365
Skyworks Solutions, Inc.	Morgan Stanley	(434)	(69,908)	(67,331)	2,574
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(629)	(32,315)	(44,653)	(12,662)
Universal Display Corp.	Morgan Stanley	(74)	(12,439)	(12,212)	215
		(14,115)	(1,457,744)	(1,458,421)	1,014

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services
8x8, Inc.	Morgan Stanley	(2,212)	$(49,539)	$(37,073)	$12,418
Alarm.com Holdings, Inc.	Morgan Stanley	(137)	(11,987)	(11,619)	357
Altair Engineering, Inc., Class A	Morgan Stanley	(259)	(15,385)	(20,026)	(4,655)
Alteryx, Inc., Class A	Morgan Stanley	(3,291)	(392,567)	(199,106)	194,352
Anaplan, Inc.	Morgan Stanley	(1,363)	(59,018)	(62,494)	(3,532)
Appfolio, Inc., Class A	Morgan Stanley	(542)	(72,614)	(65,615)	6,929
Appian Corp.	Morgan Stanley	(323)	(23,309)	(21,063)	2,224
Asana, Inc., Class A	Morgan Stanley	(1,694)	(116,572)	(126,288)	(9,897)
Aspen Technology, Inc.	Morgan Stanley	(277)	(45,825)	(42,159)	3,829
Avalara, Inc.	Morgan Stanley	(1,257)	(185,880)	(162,291)	23,408
Avaya Holdings Corp.	Morgan Stanley	(2,134)	(44,648)	(42,253)	2,352
BigCommerce Holdings, Inc.	Morgan Stanley	(385)	(20,890)	(13,617)	7,253
Blackbaud, Inc.	Morgan Stanley	(411)	(29,510)	(32,461)	(3,131)
Bottomline Technologies DE, Inc.	Morgan Stanley	(1,891)	(75,041)	(106,785)	(32,010)
Ceridian HCM Holding, Inc.	Morgan Stanley	(488)	(47,522)	(50,976)	(3,500)
Citrix Systems, Inc.	Morgan Stanley	(2,777)	(297,789)	(262,676)	33,595
CommVault Systems, Inc.	Morgan Stanley	(208)	(14,278)	(14,335)	(71)
Conduent, Inc.	Morgan Stanley	(7,818)	(36,737)	(41,748)	(5,189)
Coupa Software, Inc.	Morgan Stanley	(1,334)	(238,014)	(210,839)	26,945
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(1,412)	(332,450)	(289,107)	43,021
Datto Holding Corp.	Morgan Stanley	(403)	(10,095)	(10,619)	(534)
Digital Turbine, Inc.	Morgan Stanley	(1,981)	(136,723)	(120,821)	15,769
Domo, Inc., Class B	Morgan Stanley	(397)	(19,892)	(19,691)	181
Dynatrace, Inc.	Morgan Stanley	(707)	(46,715)	(42,667)	4,005
Everbridge, Inc.	Morgan Stanley	(504)	(44,524)	(33,934)	10,546
Evo Payments, Inc., Class A	Morgan Stanley	(347)	(9,997)	(8,883)	1,105
Fair Isaac Corp.	Morgan Stanley	(131)	(57,005)	(56,811)	139
Fastly, Inc., Class A	Morgan Stanley	(1,257)	(94,976)	(44,561)	50,324
Fiserv, Inc.	Morgan Stanley	(694)	(72,992)	(72,030)	766
Guidewire Software, Inc.	Morgan Stanley	(1,077)	(122,620)	(122,272)	230
Hive Blockchain Technologies Ltd. (Canada)	Morgan Stanley	(23,161)	(73,206)	(61,145)	11,990
Jamf Holding Corp.	Morgan Stanley	(3,423)	(112,238)	(130,108)	(17,979)
JFrog Ltd. (Israel)	Morgan Stanley	(1,654)	(56,132)	(49,124)	6,955
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(3,571)	(188,349)	(144,376)	43,791
LivePerson, Inc.	Morgan Stanley	(817)	(32,550)	(29,183)	3,335
LiveRamp Holdings, Inc.	Morgan Stanley	(1,107)	(58,035)	(53,081)	4,918
Mandiant, Inc.	Morgan Stanley	(5,745)	(104,723)	(100,767)	3,847
Model N, Inc.	Morgan Stanley	(185)	(5,470)	(5,556)	(91)
nCino, Inc.	Morgan Stanley	(1,410)	(77,325)	(77,353)	(102)
Okta, Inc.	Morgan Stanley	(157)	(35,082)	(35,195)	(147)
PagerDuty, Inc.	Morgan Stanley	(522)	(21,746)	(18,140)	3,585
Palo Alto Networks, Inc.	Morgan Stanley	(353)	(191,860)	(196,536)	(4,862)
Paylocity Holding Corp.	Morgan Stanley	(122)	(24,972)	(28,812)	(3,936)
Paysafe Ltd. (Bermuda)	Morgan Stanley	(9,325)	(51,923)	(36,461)	15,412
Perficient, Inc.	Morgan Stanley	(522)	(76,211)	(67,489)	8,864
Ping Identity Holding Corp.	Morgan Stanley	(5,259)	(183,247)	(120,326)	62,850
PROS Holdings, Inc.	Morgan Stanley	(1,386)	(56,558)	(47,803)	8,759
Q2 Holdings, Inc.	Morgan Stanley	(1,188)	(124,650)	(94,375)	30,148
Rackspace Technology, Inc.	Morgan Stanley	(4,907)	(108,717)	(66,097)	42,549

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
RingCentral, Inc., Class A	Morgan Stanley	(288)	$(89,490)	$(53,957)	$35,447
Riot Blockchain, Inc.	Morgan Stanley	(1,936)	(51,262)	(43,231)	7,982
Sabre Corp.	Morgan Stanley	(2,649)	(35,964)	(22,755)	13,174
Sailpoint Technologies Holdings, Inc.	Morgan Stanley	(1,275)	(58,260)	(61,634)	(3,493)
SecureWorks Corp., Class A	Morgan Stanley	(74)	(1,187)	(1,182)	4
Shift4 Payments, Inc., Class A	Morgan Stanley	(654)	(58,170)	(37,886)	20,227
Shopify, Inc., Class A (Canada)	Morgan Stanley	(12)	(20,666)	(16,529)	4,118
Smartsheet, Inc., Class A	Morgan Stanley	(1,354)	(98,632)	(104,867)	(7,113)
SolarWinds Corp.	Morgan Stanley	(2,493)	(49,993)	(35,376)	11,117
Splunk, Inc.	Morgan Stanley	(610)	(68,346)	(70,589)	(2,309)
Sumo Logic, Inc.	Morgan Stanley	(2,825)	(49,019)	(38,307)	10,664
Switch, Inc., Class A	Morgan Stanley	(4,032)	(89,958)	(115,476)	(26,134)
Telos Corp.	Morgan Stanley	(5,642)	(160,534)	(87,000)	73,379
TELUS International CDA, Inc. (Canada)	Morgan Stanley	(3)	(100)	(99)	1
TTEC Holdings, Inc.	Morgan Stanley	(61)	(5,612)	(5,524)	83
Twilio, Inc., Class A	Morgan Stanley	(1,212)	(363,361)	(319,168)	43,841
Tyler Technologies, Inc.	Morgan Stanley	(175)	(84,214)	(94,141)	(10,009)
Verra Mobility Corp.	Morgan Stanley	(3,276)	(45,640)	(50,549)	(5,111)
Vonage Holdings Corp.	Morgan Stanley	(811)	(13,103)	(16,861)	(4,113)
WEX, Inc.	Morgan Stanley	(1,703)	(348,867)	(239,084)	109,444
Yext, Inc.	Morgan Stanley	(9,308)	(187,370)	(92,335)	95,360
Zendesk, Inc.	Morgan Stanley	(586)	(69,173)	(61,114)	7,992
Zscaler, Inc.	Morgan Stanley	(273)	(82,926)	(87,723)	(5,208)
Zuora, Inc., Class A	Morgan Stanley	(1,207)	(18,395)	(22,547)	(4,170)
		(144,984)	(6,358,350)	(5,384,681)	962,288
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(619)	(58,058)	(56,366)	1,588
Amphenol Corp., Class A	Morgan Stanley	(3,938)	(314,730)	(344,417)	(31,016)
Arista Networks, Inc.	Morgan Stanley	(332)	(34,107)	(47,725)	(13,650)
Avnet, Inc.	Morgan Stanley	(3,242)	(133,321)	(133,668)	(1,996)
Benchmark Electronics, Inc.	Morgan Stanley	(36)	(966)	(976)	(14)
Calix, Inc.	Morgan Stanley	(1,733)	(100,657)	(138,588)	(38,028)
CDW Corp.	Morgan Stanley	(276)	(54,975)	(56,519)	(1,598)
Ciena Corp.	Morgan Stanley	(997)	(57,613)	(76,739)	(19,831)
Clearfield, Inc.	Morgan Stanley	(40)	(3,144)	(3,377)	(235)
CommScope Holding Co., Inc.	Morgan Stanley	(16,646)	(207,228)	(183,772)	23,067
Corsair Gaming, Inc.	Morgan Stanley	(957)	(23,386)	(20,107)	3,257
ePlus, Inc.	Morgan Stanley	(2)	(107)	(108)	—
Fabrinet (Cayman Islands)	Morgan Stanley	(794)	(60,829)	(94,065)	(33,642)
FARO Technologies, Inc.	Morgan Stanley	(439)	(28,325)	(30,739)	(2,441)
II-VI, Inc.	Morgan Stanley	(651)	(41,697)	(44,483)	(2,826)
Insight Enterprises, Inc.	Morgan Stanley	(1,000)	(78,715)	(106,600)	(28,283)
IPG Photonics Corp.	Morgan Stanley	(69)	(15,774)	(11,878)	3,881
Jabil, Inc.	Morgan Stanley	(1,887)	(118,020)	(132,750)	(16,263)
Methode Electronics, Inc.	Morgan Stanley	(94)	(4,396)	(4,622)	(230)
MicroVision, Inc.	Morgan Stanley	(7,674)	(81,229)	(38,447)	42,704
National Instruments Corp.	Morgan Stanley	(1,397)	(60,890)	(61,007)	(1,406)
nLight, Inc.	Morgan Stanley	(2,002)	(48,781)	(47,948)	786
Novanta, Inc. (Canada)	Morgan Stanley	(337)	(53,146)	(59,423)	(6,329)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Plexus Corp.	Morgan Stanley	(168)	$(15,443)	$(16,110)	$(681)
Super Micro Computer, Inc.	Morgan Stanley	(613)	(23,453)	(26,941)	(3,510)
Teledyne Technologies, Inc.	Morgan Stanley	(316)	(144,543)	(138,057)	6,415
Velodyne Lidar, Inc.	Morgan Stanley	(128)	(604)	(594)	10
Viasat, Inc.	Morgan Stanley	(1,476)	(65,214)	(65,741)	(590)
		(47,863)	(1,829,351)	(1,941,767)	(120,861)
Telecommunication Services
Bandwidth, Inc., Class A	Morgan Stanley	(623)	(53,780)	(44,706)	9,021
BCE, Inc. (Canada)	Morgan Stanley	(224)	(11,550)	(11,657)	(337)
Frontier Communications Parent, Inc.	Morgan Stanley	(972)	(32,412)	(28,664)	3,871
Globalstar, Inc.	Morgan Stanley	(73,070)	(109,372)	(84,761)	24,505
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(381)	(6,184)	(6,134)	44
Shenandoah Telecommunications Co.	Morgan Stanley	(385)	(20,860)	(9,818)	3,741
United States Cellular Corp.	Morgan Stanley	(379)	(14,049)	(11,946)	2,119
		(76,034)	(248,207)	(197,686)	42,964
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(2,952)	(76,108)	(86,730)	(10,748)
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,262)	(125,806)	(135,829)	(11,995)
FedEx Corp.	Morgan Stanley	(143)	(35,726)	(36,986)	(1,303)
Forward Air Corp.	Morgan Stanley	(17)	(2,058)	(2,059)	(2)
Hawaiian Holdings, Inc.	Morgan Stanley	(1,155)	(26,836)	(21,217)	5,593
Kirby Corp.	Morgan Stanley	(1,268)	(72,643)	(75,345)	(2,792)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(2,088)	(120,964)	(127,243)	(7,014)
Landstar System, Inc.	Morgan Stanley	(206)	(36,245)	(36,878)	(858)
SkyWest, Inc.	Morgan Stanley	(252)	(9,925)	(9,904)	12
TFI International, Inc. (Canada)	Morgan Stanley	(406)	(45,213)	(45,517)	(546)
Werner Enterprises, Inc.	Morgan Stanley	(3,352)	(155,065)	(159,756)	(5,235)
		(13,101)	(706,589)	(737,464)	(34,888)
Utilities
AES Corp. (The)	Morgan Stanley	(4,712)	(114,447)	(114,502)	(147)
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(8,288)	(129,222)	(119,762)	5,872
ALLETE, Inc.	Morgan Stanley	(1,125)	(60,716)	(74,644)	(17,605)
Ameren Corp.	Morgan Stanley	(585)	(49,369)	(52,071)	(3,933)
Atmos Energy Corp.	Morgan Stanley	(520)	(50,123)	(54,480)	(4,560)
Avangrid, Inc.	Morgan Stanley	(1,137)	(57,186)	(56,714)	(1,048)
Avista Corp.	Morgan Stanley	(998)	(40,299)	(42,405)	(2,206)
Black Hills Corp.	Morgan Stanley	(1,186)	(77,510)	(83,696)	(8,303)
Brookfield Renewable Corp., Class A (Canada)	Morgan Stanley	(516)	(21,870)	(19,004)	2,664
CenterPoint Energy, Inc.	Morgan Stanley	(1,823)	(48,647)	(50,880)	(2,879)
Clearway Energy, Inc., Class A	Morgan Stanley	(842)	(21,825)	(28,190)	(7,154)
Consolidated Edison, Inc.	Morgan Stanley	(132)	(10,247)	(11,262)	(1,230)
Duke Energy Corp.	Morgan Stanley	(2,042)	(207,081)	(214,206)	(9,433)
Edison International	Morgan Stanley	(1,394)	(83,236)	(95,141)	(14,899)
Entergy Corp.	Morgan Stanley	(786)	(86,913)	(88,543)	(3,159)
Evergy, Inc.	Morgan Stanley	(698)	(48,068)	(47,890)	(399)
Eversource Energy	Morgan Stanley	(1,295)	(115,575)	(117,819)	(3,155)
Fortis, Inc. (Canada)	Morgan Stanley	(566)	(25,504)	(27,321)	(2,061)
MDU Resources Group, Inc.	Morgan Stanley	(1,644)	(47,941)	(50,701)	(2,840)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
New Jersey Resources Corp.	Morgan Stanley	(847)	$(30,829)	$(34,778)	$(4,726)
NextEra Energy, Inc.	Morgan Stanley	(229)	(18,948)	(21,379)	(2,626)
NiSource, Inc.	Morgan Stanley	(3,121)	(80,420)	(86,171)	(7,195)
Northwest Natural Holding Co.	Morgan Stanley	(979)	(49,198)	(47,756)	34
NorthWestern Corp.	Morgan Stanley	(643)	(41,103)	(36,754)	3,473
OGE Energy Corp.	Morgan Stanley	(936)	(33,322)	(35,924)	(3,167)
ONE Gas, Inc.	Morgan Stanley	(266)	(18,155)	(20,639)	(2,588)
Ormat Technologies, Inc.	Morgan Stanley	(622)	(50,637)	(49,325)	1,097
Pinnacle West Capital Corp.	Morgan Stanley	(2,796)	(216,949)	(197,370)	16,393
PNM Resources, Inc.	Morgan Stanley	(462)	(22,757)	(21,072)	1,280
Portland General Electric Co.	Morgan Stanley	(1,036)	(51,459)	(54,825)	(4,654)
Public Service Enterprise Group, Inc.	Morgan Stanley	(1,349)	(87,013)	(90,019)	(3,143)
Sempra Energy	Morgan Stanley	(681)	(93,349)	(90,083)	595
SJW Group	Morgan Stanley	(493)	(31,953)	(36,088)	(4,811)
South Jersey Industries, Inc.	Morgan Stanley	(4,670)	(118,096)	(121,980)	(6,365)
Southern Co. (The)	Morgan Stanley	(1,410)	(92,687)	(96,698)	(4,258)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,351)	(91,455)	(94,638)	(4,759)
Spire, Inc.	Morgan Stanley	(825)	(57,174)	(53,807)	2,227
Sunnova Energy International, Inc.	Morgan Stanley	(587)	(15,771)	(16,389)	(633)
Vistra Corp.	Morgan Stanley	(6,037)	(112,120)	(137,462)	(28,119)
WEC Energy Group, Inc.	Morgan Stanley	(110)	(9,624)	(10,678)	(1,361)
Xcel Energy, Inc.	Morgan Stanley	(863)	(59,988)	(58,425)	722
		(60,602)	(2,678,786)	(2,761,491)	(129,059)

Total Reference Entity — Short			(45,491,102)	(42,528,109)	2,769,981
Net Value of Reference Entity			$(35,249,465)	$(30,966,662)	$4,170,906

*	Includes $(111,897) related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the total return swaps with end of period unrealized appreciation of $4,170,906, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 49.3%
Banks — 1.3%
Bank of America Corp.(a)	16,972	$ 755,084
Fifth Third Bancorp(a)	8,905	387,813
First Republic Bank(a)	6,304	1,301,839
JPMorgan Chase & Co.(a)	12,408	1,964,807
PNC Financial Services Group, Inc. (The)(a)	5,139	1,030,472
Signature Bank	149	48,197
SVB Financial Group(a)*	1,712	1,161,147
US Bancorp	2,016	113,239
Wells Fargo & Co.	540	25,909
		6,788,507
Capital Goods — 5.3%
3M Co.(a)	12,090	2,147,547
A.O. Smith Corp.	4,541	389,845
Allegion PLC (Ireland)	486	64,366
AMETEK, Inc.	40	5,882
Caterpillar, Inc.(a)	8,338	1,723,798
Cummins, Inc.(a)	4,400	959,816
Dover Corp.(a)	8,532	1,549,411
Eaton Corp. PLC (Ireland)	12,501	2,160,423
Emerson Electric Co.(a)	17,551	1,631,716
Fortive Corp.	299	22,811
General Dynamics Corp.(a)	9,831	2,049,469
Honeywell International, Inc.(a)	4,010	836,125
Howmet Aerospace, Inc.	12,118	385,716
Ingersoll Rand, Inc.(a)	20,734	1,282,813
Johnson Controls International PLC (Ireland)	4,658	378,742
L3Harris Technologies, Inc.(a)	6,702	1,429,134
Lockheed Martin Corp.(a)	5,735	2,038,276
Masco Corp.(a)	14,733	1,034,551
Northrop Grumman Corp.(a)	4,684	1,813,036
Otis Worldwide Corp.(a)	14,993	1,305,440
Pentair PLC (Ireland)	13,436	981,231
Roper Technologies, Inc.	496	243,963
Snap-on, Inc.	1,301	280,209
Textron, Inc.(a)	13,223	1,020,816
Trane Technologies PLC (Ireland)	2,315	467,699
WW Grainger, Inc.(a)	1,629	844,213
		27,047,048
Commercial & Professional Services — 1.1%
Cintas Corp.(a)	431	191,006
Jacobs Engineering Group, Inc.(a)	12,674	1,764,601
Nielsen Holdings PLC (United Kingdom)	96,347	1,976,077
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.	2,051	$ 286,012
Robert Half International, Inc.	4,327	482,547
Waste Management, Inc.(a)	6,322	1,055,142
		5,755,385
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.(a)	4,866	527,718
Garmin Ltd. (Switzerland)	1,893	257,770
Hasbro, Inc.	1,076	109,515
Lennar Corp., Class A	848	98,504
Newell Brands, Inc.	17,365	379,252
NIKE, Inc., Class B	57	9,500
PVH Corp.	7,566	806,914
Ralph Lauren Corp.(a)	11,390	1,353,815
Tapestry, Inc.(a)	10,722	435,313
Whirlpool Corp.	1,735	407,135
		4,385,436
Consumer Services — 1.4%
Booking Holdings, Inc.(a)*	306	734,164
Marriott International, Inc., Class A(a)*	3,940	651,046
McDonald's Corp.(a)	8,648	2,318,269
Penn National Gaming, Inc.(a)*	54,621	2,832,099
Yum! Brands, Inc.	3,993	554,468
		7,090,046
Diversified Financials — 2.7%
American Express Co.(a)	5,962	975,383
Ameriprise Financial, Inc.(a)	1,069	322,475
Berkshire Hathaway, Inc., Class B*	1,485	444,015
BlackRock, Inc.(a)	1,988	1,820,133
Capital One Financial Corp.(a)	6,432	933,219
Franklin Resources, Inc.(a)	59,770	2,001,697
Goldman Sachs Group, Inc. (The)(a)	650	248,657
Intercontinental Exchange, Inc.(a)	4,600	629,142
Invesco Ltd. (Bermuda)	40,954	942,761
Moody's Corp.(a)	3,464	1,352,969
Nasdaq, Inc.(a)	6,376	1,339,024
Raymond James Financial, Inc.(a)	10,480	1,052,192
S&P Global, Inc.	1,563	737,627
T Rowe Price Group, Inc.	4,115	809,174
		13,608,468
Energy — 2.3%
APA Corp.	41,417	1,113,703
ConocoPhillips(a)	10,278	741,866
EOG Resources, Inc.	12,044	1,069,869

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.(a)	34,453	$ 2,108,179
Halliburton Co.(a)	30,039	686,992
Marathon Oil Corp.	27,101	444,998
Marathon Petroleum Corp.(a)	32,746	2,095,417
Occidental Petroleum Corp.(a)	41,751	1,210,361
ONEOK, Inc.(a)	23,824	1,399,898
Schlumberger NV	21,285	637,486
Valero Energy Corp.	3,108	233,442
		11,742,211
Food & Staples Retailing — 0.6%
Kroger Co. (The)	1,723	77,983
Walgreens Boots Alliance, Inc.(a)	10,613	553,574
Walmart, Inc.(a)	16,530	2,391,726
		3,023,283
Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.(a)	13,861	656,873
Archer-Daniels-Midland Co.	6,577	444,539
Campbell Soup Co.(a)	813	35,333
Coca-Cola Co. (The)(a)	31,376	1,857,773
Constellation Brands, Inc., Class A(a)	6,593	1,654,645
General Mills, Inc.(a)	16,912	1,139,530
Hershey Co. (The)(a)	6,498	1,257,168
J M Smucker Co. (The)(a)	1,051	142,747
Kellogg Co.(a)	12,645	814,591
Kraft Heinz Co. (The)(a)	51,780	1,858,902
Molson Coors Beverage Co., Class B(a)	7,076	327,973
Mondelez International, Inc., Class A(a)	28,368	1,881,082
PepsiCo, Inc.(a)	8,942	1,553,315
Philip Morris International, Inc.(a)	9,939	944,205
Tyson Foods, Inc., Class A(a)	25,313	2,206,281
		16,774,957
Health Care Equipment & Services — 3.3%
Abbott Laboratories(a)	8,501	1,196,431
AmerisourceBergen Corp.(a)	1,152	153,089
Anthem, Inc.(a)	4,780	2,215,721
Baxter International, Inc.(a)	8,850	759,684
Becton Dickinson and Co.(a)	740	186,095
Cerner Corp.	2,305	214,065
Cigna Corp.(a)	2,265	520,112
CVS Health Corp.	1,375	141,845
DENTSPLY SIRONA, Inc.(a)	16,174	902,348
HCA Healthcare, Inc.(a)	6,762	1,737,293
Hologic, Inc.*	6,620	506,827
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings(a)*	3,693	$ 1,160,378
McKesson Corp.(a)	8,431	2,095,694
Medtronic PLC (Ireland)	19,623	2,029,999
Quest Diagnostics, Inc.(a)	4,468	773,009
Stryker Corp.(a)	2,789	745,834
UnitedHealth Group, Inc.(a)	2,878	1,445,159
		16,783,583
Household & Personal Products — 0.9%
Colgate-Palmolive Co.(a)	20,018	1,708,336
Estee Lauder Cos., Inc. (The), Class A	705	260,991
Kimberly-Clark Corp.(a)	6,013	859,378
Procter & Gamble Co. (The)(a)	12,451	2,036,735
		4,865,440
Insurance — 1.7%
Aflac, Inc.(a)	21,104	1,232,262
Allstate Corp. (The)(a)	2,924	344,009
Aon PLC, Class A (Ireland)	3,452	1,037,533
Arthur J Gallagher & Co.	777	131,834
Assurant, Inc.(a)	5,493	856,139
Brown & Brown, Inc.(a)	12,441	874,353
Chubb Ltd. (Switzerland)	4,091	790,831
Loews Corp.(a)	8,034	464,044
Marsh & McLennan Cos., Inc.	3,765	654,432
Principal Financial Group, Inc.	6,135	443,744
Prudential Financial, Inc.(a)	6,815	737,656
W R Berkley Corp.(a)	12,899	1,062,749
		8,629,586
Materials — 2.8%
Avery Dennison Corp.(a)	4,289	928,869
Celanese Corp.(a)	13,758	2,312,170
CF Industries Holdings, Inc.(a)	16,807	1,189,599
Dow, Inc.(a)	14,473	820,909
DuPont de Nemours, Inc.(a)	11,889	960,393
Eastman Chemical Co.(a)	11,576	1,399,654
Freeport-McMoRan, Inc.	10,984	458,362
International Paper Co.(a)	31,319	1,471,367
Linde PLC (Ireland)	2,502	866,768
LyondellBasell Industries NV, Class A (Netherlands)	5,579	514,551
Martin Marietta Materials, Inc.	418	184,137
Mosaic Co. (The)	13,708	538,587
Newmont Corp.(a)	3,844	238,405
Nucor Corp.(a)	3,973	453,518

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.(a)	7,934	$ 535,307
Sherwin-Williams Co. (The)	572	201,436
Westrock Co.(a)	26,289	1,166,180
		14,240,212
Media & Entertainment — 1.6%
Activision Blizzard, Inc.(a)	14,810	985,309
Alphabet, Inc., Class A*	13	37,661
Charter Communications, Inc., Class A(a)*	929	605,680
Comcast Corp., Class A(a)	8,063	405,811
DISH Network Corp., Class A(a)*	12,269	398,006
Electronic Arts, Inc.	1,103	145,486
Fox Corp., Class A(a)	29,030	1,071,207
Interpublic Group of Cos., Inc. (The)	7,114	266,419
Meta Platforms, Inc., Class A(a)*	11,506	3,870,043
Netflix, Inc.*	322	193,986
News Corp., Class A	718	16,019
Omnicom Group, Inc.	3,907	286,266
Take-Two Interactive Software, Inc.*	133	23,637
Twitter, Inc.*	786	33,971
Walt Disney Co. (The)*	128	19,826
		8,359,327
Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
AbbVie, Inc.(a)	10,636	1,440,115
Agilent Technologies, Inc.(a)	4,616	736,944
Biogen, Inc.(a)*	1,720	412,662
Bristol-Myers Squibb Co.(a)	17,706	1,103,969
Danaher Corp.	1,241	408,302
Gilead Sciences, Inc.(a)	16,966	1,231,901
Illumina, Inc.*	585	222,557
Incyte Corp.*	676	49,618
Johnson & Johnson(a)	12,267	2,098,516
Merck & Co., Inc.(a)	30,679	2,351,239
Organon & Co.(a)	39,544	1,204,115
Pfizer, Inc.	23,139	1,366,358
Regeneron Pharmaceuticals, Inc.(a)*	2,250	1,420,920
Thermo Fisher Scientific, Inc.(a)	1,212	808,695
Vertex Pharmaceuticals, Inc.(a)*	5,185	1,138,626
Waters Corp.*	877	326,770
		16,321,307
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc., REIT(a)	7,947	1,771,863
American Tower Corp., REIT	1,382	404,235
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
AvalonBay Communities, Inc., REIT(a)	1,987	$ 501,896
CBRE Group, Inc., Class A*	866	93,970
Crown Castle International Corp., REIT	1,591	332,106
Extra Space Storage, Inc., REIT	2,155	488,603
Healthpeak Properties, Inc., REIT(a)	15,381	555,100
Mid-America Apartment Communities, Inc., REIT	821	188,370
Prologis, Inc., REIT(a)	3,267	550,032
Public Storage, REIT	1,461	547,232
Realty Income Corp., REIT(a)	8,002	572,863
Regency Centers Corp., REIT	4,066	306,373
SBA Communications Corp., REIT	418	162,611
Simon Property Group, Inc., REIT(a)	7,799	1,246,046
UDR, Inc., REIT(a)	10,313	618,677
Welltower, Inc., REIT(a)	6,647	570,113
Weyerhaeuser Co., REIT	18,081	744,576
		9,654,666
Retailing — 3.0%
Advance Auto Parts, Inc.	1,584	379,970
Amazon.com, Inc.(a)*	1,540	5,134,884
AutoZone, Inc.(a)*	649	1,360,557
Bath & Body Works, Inc.(a)	17,625	1,230,049
Best Buy Co., Inc.(a)	4,733	480,873
Dollar General Corp.	254	59,901
eBay, Inc.(a)	21,069	1,401,088
Genuine Parts Co.	3,231	452,986
Home Depot, Inc. (The)	418	173,474
LKQ Corp.	10,312	619,029
Lowe's Cos., Inc.(a)	2,788	720,642
O'Reilly Automotive, Inc.*	929	656,088
Ross Stores, Inc.(a)	7,849	896,984
Target Corp.(a)	6,857	1,586,984
		15,153,509
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.(a)	1,620	254,923
Broadcom, Inc.(a)	187	124,432
Intel Corp.(a)	52,790	2,718,685
KLA Corp.	388	166,883
Lam Research Corp.	14	10,068
Micron Technology, Inc.	5,328	496,303
NVIDIA Corp.	235	69,116
NXP Semiconductors NV (Netherlands)	2,254	513,416

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.(a)*	10,752	$ 1,681,505
QUALCOMM, Inc.	144	26,333
Teradyne, Inc.	1,621	265,082
Texas Instruments, Inc.(a)	2,582	486,630
		6,813,376
Software & Services — 4.1%
Accenture PLC, Class A (Ireland)	660	273,603
Adobe, Inc.*	413	234,196
ANSYS, Inc.*	222	89,049
Autodesk, Inc.*	1,342	377,357
Broadridge Financial Solutions, Inc.(a)	4,498	822,324
DXC Technology Co.(a)*	29,647	954,337
FleetCor Technologies, Inc.(a)*	6,978	1,561,955
Gartner, Inc.(a)*	2,198	734,835
International Business Machines Corp.(a)	6,188	827,088
Intuit, Inc.	315	202,614
Mastercard, Inc., Class A(a)	2,642	949,323
Microsoft Corp.(a)	31,403	10,561,457
Paychex, Inc.	2,399	327,463
PayPal Holdings, Inc.*	1,191	224,599
PTC, Inc.*	1,157	140,171
salesforce.com, Inc.(a)*	3,131	795,681
ServiceNow, Inc.*	542	351,818
Synopsys, Inc.*	274	100,969
VeriSign, Inc.*	362	91,883
Visa, Inc., Class A(a)	6,615	1,433,537
		21,054,259
Technology Hardware & Equipment — 1.4%
CDW Corp.	494	101,161
Cisco Systems, Inc.	20,679	1,310,428
Corning, Inc.(a)	38,221	1,422,968
HP, Inc.(a)	10,298	387,926
Juniper Networks, Inc.	1,024	36,567
Keysight Technologies, Inc.(a)*	4,745	979,890
Motorola Solutions, Inc.(a)	2,853	775,160
NetApp, Inc.(a)	5,298	487,363
Seagate Technology Holdings PLC (Ireland)	8,810	995,354
TE Connectivity Ltd. (Switzerland)	3,563	574,854
		7,071,671
Telecommunication Services — 0.7%
AT&T, Inc.(a)	76,664	1,885,935
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Lumen Technologies, Inc.(a)	16,217	$ 203,523
T-Mobile US, Inc.(a)*	3,553	412,077
Verizon Communications, Inc.(a)	19,229	999,139
		3,500,674
Transportation — 1.5%
Alaska Air Group, Inc.*	9,085	473,328
CSX Corp.(a)	20,749	780,162
Expeditors International of Washington, Inc.(a)	7,897	1,060,488
FedEx Corp.(a)	2,137	552,714
Old Dominion Freight Line, Inc.(a)	2,278	816,390
Union Pacific Corp.(a)	6,249	1,574,311
United Parcel Service, Inc., Class B(a)	11,833	2,536,285
		7,793,678
Utilities — 3.0%
Dominion Energy, Inc.(a)	21,283	1,671,992
DTE Energy Co.(a)	33,304	3,981,160
Exelon Corp.(a)	29,162	1,684,397
NRG Energy, Inc.(a)	97,187	4,186,816
PPL Corp.(a)	125,046	3,758,883
		15,283,248
TOTAL COMMON STOCKS (Cost $230,406,805)		251,739,877
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 44.7%
Gotham Enhanced 500 ETF*	8,946,000	228,328,758
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $219,136,064)		228,328,758

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	1,576	$ 748,537
TOTAL EXCHANGE TRADED FUNDS (Cost $753,732)		748,537
TOTAL INVESTMENTS - 94.2% (Cost $450,296,601)		480,817,172
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%		29,469,881
NET ASSETS - 100.0%		$510,287,053

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2021
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and July 6, 2026, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.8% of net assets as of December 31, 2021.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2021:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	338	$45,977	$55,753	$9,828
Ford Motor Co.	Morgan Stanley	122,776	1,609,765	2,550,058	950,654
General Motors Co.	Morgan Stanley	9,365	386,965	549,070	162,362
		132,479	2,042,707	3,154,881	1,122,844
Banks
Bank of America Corp.	Morgan Stanley	23,436	926,686	1,042,668	141,561
Fifth Third Bancorp	Morgan Stanley	21,445	827,738	933,930	126,148
First Republic Bank/CA	Morgan Stanley	8,866	1,444,610	1,830,918	392,474
JPMorgan Chase & Co.	Morgan Stanley	18,910	2,801,144	2,994,399	251,366
PNC Financial Services Group, Inc. (The)	Morgan Stanley	9,235	1,638,370	1,851,802	256,517
Signature Bank/New York NY	Morgan Stanley	6,306	1,978,969	2,039,802	61,441
SVB Financial Group	Morgan Stanley	4,830	2,297,350	3,275,899	974,687
US Bancorp	Morgan Stanley	16,723	947,471	939,331	(1,078)
Wells Fargo & Co.	Morgan Stanley	6,068	279,445	291,143	15,682
		115,819	13,141,783	15,199,892	2,218,798
Capital Goods
3M Co.	Morgan Stanley	12,654	2,088,783	2,247,730	246,952
A O Smith Corp.	Morgan Stanley	10,853	890,765	931,730	43,635
Allegion PLC (Ireland)	Morgan Stanley	4,505	579,228	596,642	18,623
AMETEK, Inc.	Morgan Stanley	322	44,260	47,347	3,545
Caterpillar, Inc.	Morgan Stanley	9,545	1,856,316	1,973,333	191,789
Cummins, Inc.	Morgan Stanley	7,349	1,405,588	1,603,111	249,218
Deere & Co.	Morgan Stanley	1,103	258,763	378,208	124,763
Dover Corp.	Morgan Stanley	9,664	1,367,052	1,754,982	402,433
Eaton Corp. PLC (Ireland)	Morgan Stanley	14,618	2,376,226	2,526,283	169,277
Emerson Electric Co.	Morgan Stanley	22,888	1,977,134	2,127,897	202,998
Fortive Corp.	Morgan Stanley	2,014	125,394	153,648	29,059
General Dynamics Corp.	Morgan Stanley	10,902	1,879,946	2,272,740	431,605
Honeywell International, Inc.	Morgan Stanley	5,610	1,201,730	1,169,741	(26,349)
Howmet Aerospace, Inc.	Morgan Stanley	23,533	508,358	749,055	242,252
Ingersoll Rand, Inc.	Morgan Stanley	27,483	1,449,291	1,700,373	251,925
Johnson Controls International PLC (Ireland)	Morgan Stanley	24,629	1,597,242	2,002,584	483,492
L3Harris Technologies, Inc.	Morgan Stanley	8,758	1,828,942	1,867,556	52,355
Lockheed Martin Corp.	Morgan Stanley	5,075	1,751,519	1,803,706	89,339
Masco Corp.	Morgan Stanley	16,827	1,097,398	1,181,592	86,826
Northrop Grumman Corp.	Morgan Stanley	6,687	2,251,618	2,588,337	367,464

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Otis Worldwide Corp.	Morgan Stanley	15,270	$1,257,575	$1,329,559	$75,297
Pentair PLC (Ireland)	Morgan Stanley	31,017	1,969,253	2,265,172	314,081
Roper Technologies, Inc.	Morgan Stanley	184	74,511	90,502	16,552
Snap-on, Inc.	Morgan Stanley	13,701	2,266,362	2,950,921	746,022
Textron, Inc.	Morgan Stanley	14,943	1,013,314	1,153,600	141,414
Trane Technologies PLC (Ireland)	Morgan Stanley	3,397	598,562	686,296	94,322
United Rentals, Inc.	Morgan Stanley	291	68,837	96,696	36,444
WW Grainger, Inc.	Morgan Stanley	1,831	778,257	948,897	183,412
		305,653	34,562,224	39,198,238	5,268,745
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	630	234,494	279,197	46,608
Jacobs Engineering Group, Inc.	Morgan Stanley	16,495	2,224,957	2,296,599	75,856
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	98,888	1,935,378	2,028,193	99,962
Republic Services, Inc.	Morgan Stanley	13,825	1,463,402	1,927,896	489,504
Robert Half International, Inc.	Morgan Stanley	8,402	703,672	936,991	243,225
Waste Management, Inc.	Morgan Stanley	6,514	972,970	1,087,187	121,929
		144,754	7,534,873	8,556,063	1,077,084
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	5,812	528,805	630,311	104,124
Garmin Ltd. (Switzerland)	Morgan Stanley	2,270	297,206	309,106	18,755
Hasbro, Inc.	Morgan Stanley	1,770	164,009	180,151	19,018
Lennar Corp., Class A	Morgan Stanley	1,148	105,749	133,352	29,478
Mohawk Industries, Inc.	Morgan Stanley	6,650	706,626	1,211,497	529,296
Newell Brands, Inc.	Morgan Stanley	29,111	605,651	635,784	50,943
NIKE, Inc., Class B	Morgan Stanley	7,167	780,374	1,194,524	425,166
PVH Corp.	Morgan Stanley	18,664	1,860,486	1,990,516	130,603
Ralph Lauren Corp.	Morgan Stanley	12,871	1,494,346	1,529,847	52,665
Tapestry, Inc.	Morgan Stanley	34,194	1,259,057	1,388,276	144,754
Whirlpool Corp.	Morgan Stanley	3,079	527,502	722,518	215,858
		122,736	8,329,811	9,925,882	1,720,660
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	375	905,802	899,711	(5,791)
Caesars Entertainment, Inc.	Morgan Stanley	2,575	240,294	240,840	7,934
Marriott International, Inc./MD, Class A	Morgan Stanley	4,444	582,409	734,327	152,124
McDonald's Corp.	Morgan Stanley	11,604	2,654,086	3,110,684	536,629
Penn National Gaming, Inc.	Morgan Stanley	64,418	3,963,365	3,340,073	(670,973)
Starbucks Corp.	Morgan Stanley	2,840	303,519	332,195	41,159
Yum! Brands, Inc.	Morgan Stanley	24,496	2,454,642	3,401,515	1,001,913
		110,752	11,104,117	12,059,345	1,062,995
Diversified Financials
American Express Co.	Morgan Stanley	8,440	1,393,554	1,380,784	(10,131)
Ameriprise Financial, Inc.	Morgan Stanley	1,417	326,848	427,452	113,194
Berkshire Hathaway, Inc., Class B	Morgan Stanley	14,800	3,028,630	4,425,200	1,397,480
BlackRock, Inc.	Morgan Stanley	2,554	2,027,919	2,338,340	384,414
Capital One Financial Corp.	Morgan Stanley	6,422	916,056	931,768	9,239
Franklin Resources, Inc.	Morgan Stanley	69,673	2,057,670	2,333,349	344,564
Goldman Sachs Group, Inc. (The)	Morgan Stanley	1,682	602,464	643,449	59,838
Intercontinental Exchange, Inc.	Morgan Stanley	8,405	1,042,616	1,149,552	117,624
Invesco Ltd. (Bermuda)	Morgan Stanley	133,945	1,946,533	3,083,414	1,233,492

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
Moody's Corp.	Morgan Stanley	4,889	$1,857,057	$1,909,546	$57,518
Nasdaq, Inc.	Morgan Stanley	6,876	1,166,730	1,444,029	306,907
Raymond James Financial, Inc.	Morgan Stanley	11,212	987,651	1,125,685	145,081
S&P Global, Inc.	Morgan Stanley	5,348	2,184,426	2,523,882	350,129
T Rowe Price Group, Inc.	Morgan Stanley	20,060	3,399,483	3,944,598	652,604
		295,723	22,937,637	27,661,048	5,161,953
Energy
APA Corp.	Morgan Stanley	176,218	3,746,539	4,738,502	1,001,217
ConocoPhillips	Morgan Stanley	13,982	1,011,419	1,009,221	239
EOG Resources, Inc.	Morgan Stanley	41,740	2,566,058	3,707,764	1,263,656
Exxon Mobil Corp.	Morgan Stanley	35,510	2,031,261	2,172,857	201,048
Halliburton Co.	Morgan Stanley	68,554	1,180,808	1,567,830	398,891
Marathon Oil Corp.	Morgan Stanley	286,548	3,284,026	4,705,118	1,458,165
Marathon Petroleum Corp.	Morgan Stanley	42,108	2,427,909	2,694,491	303,734
Occidental Petroleum Corp.	Morgan Stanley	60,713	1,584,100	1,760,070	178,606
ONEOK, Inc.	Morgan Stanley	26,870	1,477,436	1,578,881	119,078
Schulmberger N.V. (Curaçao)	Morgan Stanley	22,950	719,502	687,353	(29,905)
SPDR S&P 500 ETF Trust	Morgan Stanley	11,944	5,653,314	5,672,922	22,852
Valero Energy Corp.	Morgan Stanley	4,338	312,692	325,827	13,867
Williams Cos., Inc. (The)	Morgan Stanley	495	9,869	12,890	24,816
		791,970	26,004,933	30,633,726	4,956,264
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	4,778	194,197	216,252	25,466
Walgreens Boots Alliance, Inc.	Morgan Stanley	10,821	509,707	564,423	79,990
Walmart, Inc.	Morgan Stanley	22,834	2,729,765	3,303,851	680,143
		38,433	3,433,669	4,084,526	785,599
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	14,203	547,846	673,080	215,672
Archer-Daniels-Midland Co.	Morgan Stanley	15,156	855,469	1,024,394	186,569
Campbell Soup Co.	Morgan Stanley	7,166	301,529	311,434	15,289
Coca-Cola Co. (The)	Morgan Stanley	48,161	2,561,042	2,851,613	391,008
Constellation Brands, Inc., Class A	Morgan Stanley	7,880	1,620,758	1,977,644	387,297
General Mills, Inc.	Morgan Stanley	25,473	1,541,184	1,716,371	217,753
Hershey Co. (The)	Morgan Stanley	7,970	1,254,057	1,541,956	309,946
J M Smucker Co. (The)	Morgan Stanley	1,071	121,776	145,463	36,145
Kellogg Co.	Morgan Stanley	14,531	887,946	936,087	71,483
Kraft Heinz Co. (The)	Morgan Stanley	51,063	1,695,318	1,833,162	222,953
Molson Coors Beverage Co., Class B	Morgan Stanley	8,288	327,193	384,149	61,490
Mondelez International, Inc., Class A	Morgan Stanley	28,669	1,617,878	1,901,041	317,758
PepsiCo, Inc.	Morgan Stanley	8,962	1,328,757	1,556,789	263,236
Philip Morris International, Inc.	Morgan Stanley	11,895	941,330	1,130,025	270,505
Tyson Foods, Inc., Class A	Morgan Stanley	27,269	2,102,659	2,376,766	319,851
		277,757	17,704,742	20,359,974	3,286,955
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	18,025	2,097,807	2,536,839	482,113
AmerisourceBergen Corp.	Morgan Stanley	3,783	463,038	502,723	43,548
Anthem, Inc.	Morgan Stanley	5,277	2,070,852	2,446,101	402,395
Baxter International, Inc.	Morgan Stanley	17,065	1,327,874	1,464,860	142,977
Becton Dickinson and Co.	Morgan Stanley	1,850	452,641	465,238	18,342

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Boston Scientific Corp.	Morgan Stanley	1,742	$66,750	$74,000	$11,085
Cerner Corp.	Morgan Stanley	2,485	178,436	230,782	55,097
Cigna Corp.	Morgan Stanley	2,689	578,880	617,475	42,014
CVS Health Corp.	Morgan Stanley	20,626	1,469,196	2,127,778	713,700
Danaher Corp.	Morgan Stanley	5,359	1,384,359	1,763,165	391,798
DENTSPLY SIRONA, Inc.	Morgan Stanley	20,652	1,089,969	1,152,175	65,857
HCA Healthcare, Inc.	Morgan Stanley	7,395	1,450,852	1,899,923	460,419
Hologic, Inc.	Morgan Stanley	57,269	3,854,625	4,384,515	531,038
Laboratory Corp. of America Holdings	Morgan Stanley	3,773	922,754	1,185,514	263,065
McKesson Corp.	Morgan Stanley	11,057	2,100,399	2,748,438	668,617
Medtronic PLC (Ireland)	Morgan Stanley	32,229	3,427,244	3,334,090	(13,803)
Quest Diagnostics, Inc.	Morgan Stanley	4,786	678,933	828,026	150,663
Stryker Corp.	Morgan Stanley	3,141	777,227	839,966	69,681
UnitedHealth Group, Inc.	Morgan Stanley	8,969	3,411,068	4,503,694	1,164,531
		228,172	27,802,904	33,105,302	5,663,137
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	18,415	1,390,167	1,571,536	223,761
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	1,185	338,877	438,687	104,147
Kimberly-Clark Corp.	Morgan Stanley	6,843	898,035	978,002	102,858
Procter & Gamble Co. (The)	Morgan Stanley	15,428	2,121,975	2,523,712	439,516
		41,871	4,749,054	5,511,937	870,282
Insurance
Aflac, Inc.	Morgan Stanley	29,463	1,608,160	1,720,345	131,446
Allstate Corp. (The)	Morgan Stanley	4,646	563,990	546,602	(14,791)
Aon PLC, Class A (Ireland)	Morgan Stanley	4,502	1,123,207	1,353,121	237,727
Arthur J Gallagher & Co.	Morgan Stanley	4,973	705,300	843,769	145,637
Assurant, Inc.	Morgan Stanley	8,860	1,400,108	1,380,920	(10,836)
Brown & Brown, Inc.	Morgan Stanley	13,318	758,950	935,989	178,661
Chubb Ltd. (Switzerland)	Morgan Stanley	6,160	1,149,520	1,190,790	46,402
Loews Corp.	Morgan Stanley	8,676	468,123	501,126	37,673
Marsh & McLennan Cos., Inc.	Morgan Stanley	14,570	1,843,046	2,532,557	714,752
Principal Financial Group, Inc.	Morgan Stanley	8,057	561,195	582,763	23,981
Prudential Financial, Inc.	Morgan Stanley	8,201	886,517	887,676	13,054
W R Berkley Corp.	Morgan Stanley	19,518	1,552,863	1,608,088	65,109
		130,944	12,620,979	14,083,746	1,568,815
Materials
Avery Dennison Corp.	Morgan Stanley	6,203	1,286,333	1,343,384	63,431
Celanese Corp.	Morgan Stanley	14,083	2,326,154	2,366,789	43,135
CF Industries Holdings, Inc.	Morgan Stanley	34,494	1,978,878	2,441,485	490,976
Dow, Inc.	Morgan Stanley	16,541	908,400	938,206	80,556
DuPont de Nemours, Inc.	Morgan Stanley	16,135	1,203,937	1,303,385	110,599
Eastman Chemical Co.	Morgan Stanley	13,195	1,432,272	1,595,407	177,719
Freeport-McMoRan, Inc.	Morgan Stanley	30,784	837,134	1,284,616	516,019
International Paper Co.	Morgan Stanley	34,582	1,372,164	1,624,662	276,016
Linde PLC (Ireland)	Morgan Stanley	9,982	2,470,466	3,458,064	1,034,565
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	5,256	491,246	484,761	(1,982)
Martin Marietta Materials, Inc.	Morgan Stanley	496	207,734	218,498	10,862
Mosaic Co. (The)	Morgan Stanley	58,756	1,605,884	2,308,523	806,618
Newmont Corp.	Morgan Stanley	4,177	229,723	259,058	32,907
Nucor Corp.	Morgan Stanley	9,234	853,446	1,054,061	212,095

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sealed Air Corp.	Morgan Stanley	14,886	$957,819	$1,004,358	$47,125
Sherwin-Williams Co. (The)	Morgan Stanley	6,326	1,769,457	2,227,764	468,857
Westrock Co.	Morgan Stanley	27,830	1,348,958	1,234,539	(109,384)
		302,960	21,280,005	25,147,560	4,260,114
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	20,581	1,333,747	1,369,254	36,988
Alphabet, Inc., Class A	Morgan Stanley	5,522	7,621,598	15,997,455	8,378,090
Charter Communications, Inc., Class A	Morgan Stanley	1,654	909,266	1,078,358	169,315
Comcast Corp., Class A	Morgan Stanley	13,571	700,485	683,028	(2,219)
DISH Network Corp., Class A	Morgan Stanley	21,471	720,880	696,519	(24,115)
Electronic Arts, Inc.	Morgan Stanley	727	87,078	95,891	9,451
Fox Corp., Class A	Morgan Stanley	39,206	1,478,163	1,446,701	(24,138)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	41,004	1,190,281	1,535,600	387,701
Meta Platforms, Inc., Class A	Morgan Stanley	9,975	2,283,895	3,355,091	1,071,706
Netflix, Inc.	Morgan Stanley	2,529	1,093,691	1,523,571	430,225
News Corp., Class A	Morgan Stanley	15,115	321,979	337,216	15,938
Omnicom Group, Inc.	Morgan Stanley	4,525	311,171	331,547	28,581
Take-Two Interactive Software, Inc.	Morgan Stanley	610	83,178	108,409	25,293
Twitter, Inc.	Morgan Stanley	4,371	142,494	188,915	46,500
Walt Disney Co. (The)	Morgan Stanley	566	88,417	87,668	(686)
		181,427	18,366,323	28,835,223	10,548,630
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	16,357	1,828,179	2,214,738	451,971
Agilent Technologies, Inc.	Morgan Stanley	9,246	1,367,869	1,476,124	112,921
Biogen, Inc.	Morgan Stanley	3,003	694,284	720,480	26,434
Bristol-Myers Squibb Co.	Morgan Stanley	25,035	1,436,063	1,560,932	128,506
Eli Lilly & Co.	Morgan Stanley	625	112,316	172,638	62,036
Gilead Sciences, Inc.	Morgan Stanley	19,487	1,249,782	1,414,951	223,659
ILLUMINA INC	Morgan Stanley	428	153,225	162,828	9,686
Incyte Corp.	Morgan Stanley	749	71,757	54,977	(16,721)
Johnson & Johnson	Morgan Stanley	24,226	3,375,207	4,144,342	983,284
Merck & Co., Inc.	Morgan Stanley	34,989	2,545,249	2,681,557	233,887
Organon & Co.	Morgan Stanley	41,397	1,219,300	1,260,539	64,796
PerkinElmer, Inc.	Morgan Stanley	7,959	1,036,284	1,600,237	567,329
Pfizer, Inc.	Morgan Stanley	78,315	3,144,627	4,624,501	1,605,877
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	2,790	1,703,502	1,761,941	58,968
Thermo Fisher Scientific, Inc.	Morgan Stanley	3,039	1,921,675	2,027,742	107,123
Vertex Pharmaceuticals, Inc.	Morgan Stanley	5,290	973,923	1,161,684	188,080
Waters Corp.	Morgan Stanley	4,583	1,297,441	1,707,626	416,651
		277,518	24,130,683	28,747,837	5,224,487
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	9,511	1,709,867	2,120,573	457,111
American Tower Corp., REIT	Morgan Stanley	1,556	382,020	455,130	82,659
AvalonBay Communities, Inc., REIT	Morgan Stanley	2,981	600,772	752,971	172,141
CBRE Group, Inc., Class A	Morgan Stanley	3,913	246,855	424,600	185,695
Crown Castle International Corp., REIT	Morgan Stanley	1,196	200,981	249,653	56,823
Duke Realty Corp., REIT	Morgan Stanley	11,709	488,421	768,579	288,878
Extra Space Storage, Inc., REIT	Morgan Stanley	10,178	1,716,400	2,307,658	604,413
Healthpeak Properties, Inc., REIT	Morgan Stanley	17,146	585,639	618,799	39,550
Iron Mountain, Inc.	Morgan Stanley	10,603	403,858	554,855	170,825

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	8,095	$1,466,775	$1,857,317	$409,577
Prologis, Inc., REIT	Morgan Stanley	4,742	696,159	798,363	105,163
Public Storage, REIT	Morgan Stanley	4,934	1,373,026	1,848,079	506,254
Realty Income Corp., REIT	Morgan Stanley	13,754	973,426	984,649	17,560
Regency Centers Corp., REIT	Morgan Stanley	9,115	664,279	686,815	25,936
SBA Communications Corp., REIT	Morgan Stanley	288	86,904	112,038	25,872
Simon Property Group, Inc., REIT	Morgan Stanley	9,943	1,220,683	1,588,593	425,782
UDR, Inc., REIT	Morgan Stanley	12,573	696,901	754,254	59,963
Welltower, Inc., REIT	Morgan Stanley	11,253	812,813	965,170	176,788
Weyerhaeuser Co., REIT	Morgan Stanley	98,648	2,895,105	4,062,325	1,259,622
		242,138	17,220,884	21,910,421	5,070,612
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	7,075	1,234,193	1,697,151	492,893
Amazon.com, Inc.	Morgan Stanley	2,344	5,793,054	7,815,693	2,023,837
AutoZone, Inc.	Morgan Stanley	1,139	1,821,379	2,387,788	566,972
Bath & Body Works, Inc.	Morgan Stanley	58,652	2,954,954	4,093,323	1,150,515
Best Buy Co., Inc.	Morgan Stanley	6,439	594,137	654,202	83,226
Dollar General Corp.	Morgan Stanley	816	179,989	192,437	12,539
eBay, Inc.	Morgan Stanley	31,997	2,082,740	2,127,801	56,612
Genuine Parts Co.	Morgan Stanley	18,235	1,973,158	2,556,547	641,022
Home Depot, Inc. (The)	Morgan Stanley	6,455	1,888,566	2,678,890	830,939
LKQ Corp.	Morgan Stanley	48,097	1,789,132	2,887,263	1,106,924
Lowe's Cos., Inc.	Morgan Stanley	8,250	1,489,718	2,132,460	668,084
O'Reilly Automotive, Inc.	Morgan Stanley	3,071	1,677,546	2,168,832	491,808
Ross Stores, Inc.	Morgan Stanley	16,305	1,825,255	1,863,335	39,758
Target Corp.	Morgan Stanley	14,793	2,923,070	3,423,692	552,846
		223,668	28,226,891	36,679,414	8,717,975
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	17,217	2,180,717	2,709,267	553,015
Broadcom, Inc.	Morgan Stanley	1,194	713,957	794,500	86,055
Intel Corp.	Morgan Stanley	80,567	4,011,005	4,149,201	279,187
KLA Corp.	Morgan Stanley	3,070	1,011,969	1,320,438	322,651
Lam Research Corp.	Morgan Stanley	894	523,682	642,920	127,859
Micron Technology, Inc.	Morgan Stanley	33,790	2,765,410	3,147,539	386,975
NVIDIA Corp.	Morgan Stanley	9,101	1,967,485	2,676,695	710,809
NXP Semiconductors NV (Netherlands)	Morgan Stanley	5,230	991,824	1,191,289	208,350
Qorvo, Inc.	Morgan Stanley	14,343	2,292,795	2,243,102	(48,995)
QUALCOMM, Inc.	Morgan Stanley	17,930	2,709,577	3,278,859	596,647
SolarEdge Technologies, Inc.	Morgan Stanley	338	89,109	94,833	5,788
Teradyne, Inc.	Morgan Stanley	5,197	819,376	849,865	30,764
Texas Instruments, Inc.	Morgan Stanley	4,658	836,367	877,893	68,653
		193,529	20,913,273	23,976,401	3,327,758
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,633	917,754	1,091,510	180,952
Adobe, Inc.	Morgan Stanley	3,303	1,429,892	1,872,999	443,557
ANSYS, Inc.	Morgan Stanley	340	112,132	136,381	24,320
Autodesk, Inc.	Morgan Stanley	77	20,757	21,652	939
Automatic Data Processing, Inc.	Morgan Stanley	11,719	2,200,057	2,889,671	725,203
Broadridge Financial Solutions, Inc.	Morgan Stanley	8,218	1,343,172	1,502,415	173,896
Cadence Design Systems, Inc.	Morgan Stanley	2,137	262,313	398,230	136,031

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	3,386	$210,908	$300,406	$96,728
DXC Technology Co.	Morgan Stanley	33,673	1,215,378	1,083,934	(148,550)
EPAM Systems, Inc.	Morgan Stanley	365	239,728	243,984	4,364
FleetCor Technologies, Inc.	Morgan Stanley	9,965	2,118,226	2,230,566	113,032
Gartner, Inc.	Morgan Stanley	2,552	672,461	853,185	181,337
International Business Machines Corp.	Morgan Stanley	7,714	917,134	1,031,053	126,516
Intuit, Inc.	Morgan Stanley	2,966	1,530,688	1,907,791	380,155
Mastercard, Inc., Class A	Morgan Stanley	3,698	1,074,933	1,328,765	263,023
Microsoft Corp.	Morgan Stanley	26,357	6,052,222	8,864,386	2,921,157
Oracle Corp.	Morgan Stanley	32,164	2,067,514	2,805,022	784,550
Paychex, Inc.	Morgan Stanley	17,907	1,868,055	2,444,306	636,554
PayPal Holdings, Inc.	Morgan Stanley	7,151	1,117,236	1,348,536	231,109
PTC, Inc.	Morgan Stanley	1,264	144,441	153,134	8,772
salesforce.com, Inc.	Morgan Stanley	5,304	1,208,315	1,347,906	139,977
ServiceNow, Inc.	Morgan Stanley	742	433,679	481,640	48,124
Synopsys, Inc.	Morgan Stanley	1,724	546,082	635,294	89,407
VeriSign, Inc.	Morgan Stanley	2,539	516,690	644,449	127,946
Visa, Inc., Class A	Morgan Stanley	7,041	1,410,741	1,525,855	134,392
		194,939	29,630,508	37,143,070	7,823,491
Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	104,958	7,431,108	18,637,392	11,400,973
CDW Corp./DE	Morgan Stanley	514	94,746	105,257	13,318
Cisco Systems, Inc.	Morgan Stanley	69,633	3,105,592	4,412,643	1,437,940
Corning, Inc.	Morgan Stanley	40,607	1,633,114	1,511,799	(98,009)
HP, Inc.	Morgan Stanley	84,049	1,770,059	3,166,126	1,502,892
Juniper Networks, Inc.	Morgan Stanley	37,452	967,032	1,337,411	403,996
Keysight Technologies, Inc.	Morgan Stanley	5,718	986,132	1,180,824	197,254
Motorola Solutions, Inc.	Morgan Stanley	3,104	777,578	843,357	68,389
NetApp, Inc.	Morgan Stanley	5,477	434,098	503,829	85,725
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	21,365	1,765,238	2,413,818	673,657
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	13,609	1,641,347	2,195,676	589,435
Zebra Technologies Corp., Class A	Morgan Stanley	1,771	835,006	1,054,099	219,373
		388,257	21,441,050	37,362,231	16,494,943
Telecommunication Services
AT&T, Inc.	Morgan Stanley	3,457	93,383	85,042	(8,275)
Lumen Technologies, Inc.	Morgan Stanley	19,372	218,398	243,119	42,667
T-Mobile US, Inc.	Morgan Stanley	4,769	521,746	553,109	31,551
Verizon Communications, Inc.	Morgan Stanley	19,452	1,003,244	1,010,726	92,562
		47,050	1,836,771	1,891,996	158,505
Transportation
Alaska Air Group, Inc.	Morgan Stanley	15,293	828,240	796,765	(31,197)
CSX Corp.	Morgan Stanley	21,262	677,583	799,451	136,102
Expeditors International of Washington, Inc.	Morgan Stanley	13,404	1,602,547	1,800,023	216,254
FedEx Corp.	Morgan Stanley	2,361	557,096	610,649	58,555
Old Dominion Freight Line, Inc.	Morgan Stanley	2,435	869,614	872,655	3,772
Union Pacific Corp.	Morgan Stanley	6,376	1,337,492	1,606,306	288,940
United Parcel Service, Inc., Class B	Morgan Stanley	12,099	2,060,786	2,593,300	568,403
		73,230	7,933,358	9,079,149	1,240,829

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
Dominion Energy, Inc.	Morgan Stanley	21,716	$1,505,959	$1,706,009	$273,734
DTE Energy Co.	Morgan Stanley	35,490	3,982,047	4,242,475	291,217
Exelon Corp.	Morgan Stanley	37,541	1,693,181	2,168,368	510,543
NRG Energy, Inc.	Morgan Stanley	108,591	3,497,798	4,678,100	1,316,469
PPL Corp.	Morgan Stanley	131,056	3,818,047	3,939,543	224,171
		334,394	14,497,032	16,734,495	2,616,134

Total Reference Entity — Long			397,446,211	491,042,357	100,247,609
Short
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	(39,763)	(1,884,352)	(1,792,118)	74,816
Banks
Citigroup, Inc.	Morgan Stanley	(24,016)	(1,601,352)	(1,450,326)	152,551
Citizens Financial Group, Inc.	Morgan Stanley	(46,306)	(2,235,787)	(2,187,959)	30,169
Comerica, Inc.	Morgan Stanley	(21,546)	(1,824,955)	(1,874,502)	(63,270)
Huntington Bancshares, Inc./OH	Morgan Stanley	(93,055)	(1,469,612)	(1,434,908)	13,318
KeyCorp.	Morgan Stanley	(59,814)	(1,389,520)	(1,383,498)	(20,811)
M&T Bank Corp.	Morgan Stanley	(18,540)	(3,074,464)	(2,847,373)	122,188
People's United Financial, Inc.	Morgan Stanley	(152,605)	(2,757,487)	(2,719,421)	(6,901)
Regions Financial Corp.	Morgan Stanley	(56,314)	(1,350,798)	(1,227,645)	112,779
Truist Financial Corp.	Morgan Stanley	(10,917)	(654,620)	(639,190)	13,134
Zions Bancorp NA	Morgan Stanley	(34,777)	(2,185,479)	(2,196,515)	(31,980)
		(517,890)	(18,544,074)	(17,961,337)	321,177
Capital Goods
Boeing Co. (The)	Morgan Stanley	(23,504)	(6,348,403)	(4,731,825)	1,555,742
Carrier Global Corp.	Morgan Stanley	(51,250)	(2,755,175)	(2,779,800)	(39,873)
Fastenal Co.	Morgan Stanley	(21,497)	(1,185,537)	(1,377,098)	(201,512)
Fortune Brands Home & Security, Inc.	Morgan Stanley	(6,644)	(698,841)	(710,244)	(15,330)
Generac Holdings, Inc.	Morgan Stanley	(12,351)	(4,978,827)	(4,346,564)	615,788
General Electric Co.	Morgan Stanley	(39,923)	(4,185,520)	(3,771,526)	396,956
Huntington Ingalls Industries, Inc.	Morgan Stanley	(10,990)	(2,057,711)	(2,052,273)	(11,705)
IDEX Corp.	Morgan Stanley	(12,198)	(2,745,031)	(2,882,631)	(165,470)
Illinois Tool Works, Inc.	Morgan Stanley	(3,484)	(815,653)	(859,851)	(49,775)
PACCAR, Inc.	Morgan Stanley	(50,120)	(4,523,976)	(4,423,591)	(25,699)
Parker-Hannifin Corp.	Morgan Stanley	(3,466)	(1,091,818)	(1,102,604)	(13,729)
Quanta Services, Inc.	Morgan Stanley	(7,775)	(825,033)	(891,482)	(69,348)
Raytheon Technologies Corp.	Morgan Stanley	(40,703)	(3,464,137)	(3,502,900)	(94,223)
Rockwell Automation, Inc.	Morgan Stanley	(3,642)	(1,237,377)	(1,270,512)	(40,440)
Stanley Black & Decker, Inc.	Morgan Stanley	(7,709)	(1,461,565)	(1,454,072)	3,922
TransDigm Group, Inc.	Morgan Stanley	(5,714)	(3,551,345)	(3,635,704)	(96,099)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(7,096)	(665,681)	(653,613)	7,534
Xylem, Inc./NY	Morgan Stanley	(26,597)	(3,281,623)	(3,189,512)	68,570
		(334,663)	(45,873,253)	(43,635,802)	1,825,309
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(2,615)	(396,138)	(396,486)	(5,285)
Equifax, Inc.	Morgan Stanley	(6,188)	(1,683,897)	(1,811,785)	(136,514)
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(19,521)	(2,381,221)	(2,594,731)	(223,934)
Leidos Holdings, Inc.	Morgan Stanley	(6,306)	(624,469)	(560,603)	69,588

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Rollins, Inc.	Morgan Stanley	(116,262)	$(4,164,132)	$(3,977,323)	$133,987
Verisk Analytics, Inc.	Morgan Stanley	(8,568)	(1,676,549)	(1,959,759)	(305,364)
		(159,460)	(10,926,406)	(11,300,687)	(467,522)
Consumer Durables & Apparel
NVR, Inc.	Morgan Stanley	(117)	(572,749)	(691,338)	(138,397)
PulteGroup, Inc.	Morgan Stanley	(23,496)	(1,244,828)	(1,343,031)	(111,088)
Under Armour, Inc., Class C	Morgan Stanley	(3,950)	(74,405)	(71,258)	5,922
VF Corp.	Morgan Stanley	(58,591)	(4,574,953)	(4,290,033)	200,878
		(86,154)	(6,466,935)	(6,395,660)	(42,685)
Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(72,602)	(1,898,568)	(1,460,752)	431,557
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1,765)	(2,930,249)	(3,085,661)	(165,093)
Darden Restaurants, Inc.	Morgan Stanley	(19,177)	(2,807,043)	(2,888,823)	(112,290)
Domino's Pizza, Inc.	Morgan Stanley	(3,141)	(1,643,757)	(1,772,561)	(149,981)
Expedia Group, Inc.	Morgan Stanley	(7,517)	(1,271,678)	(1,358,472)	(90,988)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(5,121)	(747,616)	(798,825)	(54,720)
Las Vegas Sands Corp.	Morgan Stanley	(41,937)	(1,808,201)	(1,578,509)	223,734
MGM Resorts International	Morgan Stanley	(69,646)	(2,949,398)	(3,125,712)	(186,353)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(50,512)	(1,326,084)	(1,047,619)	274,105
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(29,094)	(2,712,645)	(2,237,329)	461,528
Wynn Resorts Ltd.	Morgan Stanley	(19,499)	(2,196,085)	(1,658,195)	498,311
		(320,011)	(22,291,324)	(21,012,458)	1,129,810
Diversified Financials
Bank of New York Mellon Corp. (The)	Morgan Stanley	(56,726)	(3,142,760)	(3,294,646)	(194,443)
Cboe Global Markets, Inc.	Morgan Stanley	(4,000)	(499,662)	(521,600)	(32,640)
Charles Schwab Corp. (The)	Morgan Stanley	(2,777)	(223,070)	(233,546)	(14,144)
CME Group, Inc.	Morgan Stanley	(3,060)	(687,161)	(699,088)	(20,702)
Discover Financial Services	Morgan Stanley	(18,136)	(2,048,810)	(2,095,796)	(56,429)
FactSet Research Systems, Inc.	Morgan Stanley	(3,303)	(1,555,101)	(1,605,291)	(56,080)
MarketAxess Holdings, Inc.	Morgan Stanley	(8,251)	(4,189,347)	(3,393,389)	764,006
MSCI, Inc.	Morgan Stanley	(4,093)	(2,350,890)	(2,507,740)	(174,037)
Northern Trust Corp.	Morgan Stanley	(27,115)	(3,044,740)	(3,243,225)	(295,416)
State Street Corp.	Morgan Stanley	(50,663)	(4,418,403)	(4,711,659)	(445,913)
Synchrony Financial	Morgan Stanley	(40,133)	(2,020,186)	(1,861,770)	154,881
		(218,257)	(24,180,130)	(24,167,750)	(370,917)
Energy
Baker Hughes Co.	Morgan Stanley	(100,525)	(2,560,230)	(2,418,632)	119,009
Chevron Corp.	Morgan Stanley	(6,836)	(798,598)	(802,205)	(6,238)
Coterra Energy, Inc.	Morgan Stanley	(46,716)	(983,191)	(887,604)	77,492
Devon Energy Corp.	Morgan Stanley	(50,290)	(1,557,735)	(2,215,275)	(737,715)
Diamondback Energy, Inc.	Morgan Stanley	(20,014)	(1,803,147)	(2,158,510)	(394,963)
Hess Corp.	Morgan Stanley	(31,971)	(2,640,523)	(2,366,813)	257,436
Kinder Morgan, Inc.	Morgan Stanley	(91,972)	(1,453,893)	(1,458,676)	2,216
Phillips 66	Morgan Stanley	(34,879)	(2,707,117)	(2,527,332)	141,926
Pioneer Natural Resources Co.	Morgan Stanley	(33,203)	(5,637,612)	(6,038,962)	(597,645)
		(416,406)	(20,142,046)	(20,874,009)	(1,138,482)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(1,488)	$(803,521)	$(844,738)	$(47,608)
Sysco Corp.	Morgan Stanley	(12,072)	(950,698)	(948,256)	(1,363)
		(13,560)	(1,754,219)	(1,792,994)	(48,971)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(48,245)	(3,606,479)	(3,515,131)	7,803
Conagra Brands, Inc.	Morgan Stanley	(56,723)	(1,900,331)	(1,937,090)	(56,821)
Hormel Foods Corp.	Morgan Stanley	(134,050)	(6,397,751)	(6,542,980)	(282,052)
Lamb Weston Holdings, Inc.	Morgan Stanley	(40,260)	(3,500,957)	(2,551,679)	905,779
McCormick & Co., Inc./MD, non-voting shares	Morgan Stanley	(51,094)	(4,650,691)	(4,936,191)	(368,345)
Monster Beverage Corp.	Morgan Stanley	(35,474)	(3,301,028)	(3,406,923)	(116,805)
		(365,846)	(23,357,237)	(22,889,994)	89,559
Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(11,159)	(3,368,036)	(4,007,978)	(667,325)
Align Technology, Inc.	Morgan Stanley	(1,908)	(1,247,697)	(1,253,899)	(10,498)
Cardinal Health, Inc.	Morgan Stanley	(72,126)	(3,691,389)	(3,713,768)	(82,316)
Centene Corp.	Morgan Stanley	(19,448)	(1,480,803)	(1,602,515)	(126,585)
Cooper Cos., Inc. (The)	Morgan Stanley	(5,629)	(2,239,156)	(2,358,213)	(126,445)
DaVita, Inc.	Morgan Stanley	(11,192)	(1,189,818)	(1,273,202)	(87,292)
Dexcom, Inc.	Morgan Stanley	(3,762)	(1,825,432)	(2,020,006)	(200,590)
Edwards Lifesciences Corp.	Morgan Stanley	(12,527)	(1,446,908)	(1,622,873)	(180,811)
Henry Schein, Inc.	Morgan Stanley	(8,737)	(716,009)	(677,380)	36,293
Humana, Inc.	Morgan Stanley	(9,730)	(4,336,869)	(4,513,358)	(202,794)
IDEXX Laboratories, Inc.	Morgan Stanley	(4,443)	(2,748,765)	(2,925,538)	(185,852)
Intuitive Surgical, Inc.	Morgan Stanley	(3,712)	(1,291,150)	(1,333,722)	(46,816)
ResMed, Inc.	Morgan Stanley	(4,131)	(1,096,142)	(1,076,043)	13,491
STERIS PLC (Ireland)	Morgan Stanley	(11,552)	(2,524,220)	(2,811,872)	(304,569)
Teleflex, Inc.	Morgan Stanley	(2,072)	(840,268)	(680,611)	158,592
Universal Health Services, Inc., Class B	Morgan Stanley	(12,309)	(1,891,979)	(1,595,985)	292,865
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(13,195)	(2,189,284)	(1,676,293)	496,576
		(207,632)	(34,123,925)	(35,143,256)	(1,224,076)
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(10,456)	(959,255)	(1,071,740)	(128,261)
Clorox Co. (The)	Morgan Stanley	(29,395)	(5,086,397)	(5,125,312)	(91,629)
		(39,851)	(6,045,652)	(6,197,052)	(219,890)
Insurance
American International Group, Inc.	Morgan Stanley	(10,549)	(620,806)	(599,816)	15,922
Cincinnati Financial Corp.	Morgan Stanley	(6,976)	(844,256)	(794,776)	41,949
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(785)	(215,631)	(215,027)	(2,073)
Globe Life, Inc.	Morgan Stanley	(27,340)	(2,584,898)	(2,562,305)	9,093
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(22,829)	(1,544,892)	(1,576,114)	(36,308)
Lincoln National Corp.	Morgan Stanley	(38,711)	(2,665,224)	(2,642,413)	(13,858)
MetLife, Inc.	Morgan Stanley	(5,505)	(333,419)	(344,007)	(4,987)
Progressive Corp. (The)	Morgan Stanley	(22,331)	(2,143,600)	(2,292,277)	(183,600)
Travelers Cos., Inc. (The)	Morgan Stanley	(15,672)	(2,356,730)	(2,451,571)	(103,797)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(16,207)	(3,851,726)	(3,849,000)	(26,927)
		(166,905)	(17,161,182)	(17,327,306)	(304,586)
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	(10,659)	(3,118,088)	(3,243,107)	(187,662)
Albemarle Corp.	Morgan Stanley	(13,482)	(3,150,022)	(3,151,687)	(17,443)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Amcor PLC (Jersey)	Morgan Stanley	(311,917)	$(3,736,242)	$(3,746,123)	$(98,251)
Ball Corp.	Morgan Stanley	(14,181)	(1,296,139)	(1,365,205)	(80,920)
Corteva, Inc.	Morgan Stanley	(79,668)	(3,627,859)	(3,766,703)	(162,878)
Ecolab, Inc.	Morgan Stanley	(12,545)	(2,837,508)	(2,942,932)	(140,093)
FMC Corp.	Morgan Stanley	(1,077)	(121,286)	(118,352)	1,755
International Flavors & Fragrances, Inc.	Morgan Stanley	(23,732)	(3,380,272)	(3,575,226)	(259,118)
Packaging Corp. of America	Morgan Stanley	(17,521)	(2,341,861)	(2,385,484)	(68,436)
PPG Industries, Inc.	Morgan Stanley	(14,327)	(2,341,098)	(2,470,548)	(163,264)
Vulcan Materials Co.	Morgan Stanley	(9,858)	(1,802,967)	(2,046,324)	(255,481)
		(508,967)	(27,753,342)	(28,811,691)	(1,431,791)
Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	(31,804)	(1,344,805)	(748,666)	591,717
Live Nation Entertainment, Inc.	Morgan Stanley	(8,466)	(723,912)	(1,013,296)	(291,785)
Match Group, Inc.	Morgan Stanley	(32,529)	(4,923,832)	(4,301,960)	605,642
ViacomCBS, Inc., Class B	Morgan Stanley	(41,310)	(1,467,436)	(1,246,736)	206,121
		(114,109)	(8,459,985)	(7,310,658)	1,111,695
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	Morgan Stanley	(7,972)	(1,709,756)	(1,793,461)	(96,954)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(3,094)	(2,010,920)	(2,337,734)	(349,742)
Bio-Techne Corp.	Morgan Stanley	(5,228)	(2,632,796)	(2,704,654)	(84,790)
Catalent, Inc.	Morgan Stanley	(43,270)	(4,922,528)	(5,539,858)	(633,619)
Charles River Laboratories International, Inc.	Morgan Stanley	(5,219)	(1,914,046)	(1,966,415)	(58,679)
IQVIA Holdings, Inc.	Morgan Stanley	(5,864)	(1,486,565)	(1,654,469)	(172,796)
Mettler-Toledo International, Inc.	Morgan Stanley	(611)	(967,431)	(1,036,995)	(72,735)
Moderna, Inc.	Morgan Stanley	(5,946)	(2,467,363)	(1,510,165)	948,832
Viatris, Inc.	Morgan Stanley	(326,576)	(4,645,119)	(4,418,573)	113,317
West Pharmaceutical Services, Inc.	Morgan Stanley	(4,501)	(1,836,715)	(2,111,014)	(280,990)
Zoetis, Inc.	Morgan Stanley	(7,944)	(1,658,995)	(1,938,574)	(296,568)
		(416,225)	(26,252,234)	(27,011,912)	(984,724)
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(15,004)	(1,756,254)	(1,728,161)	142
Digital Realty Trust, Inc., REIT	Morgan Stanley	(9,122)	(1,435,418)	(1,613,408)	(238,077)
Equinix, Inc., REIT	Morgan Stanley	(7,548)	(5,873,020)	(6,384,400)	(591,137)
Equity Residential, REIT	Morgan Stanley	(12,616)	(1,086,386)	(1,141,748)	(66,822)
Essex Property Trust, Inc., REIT	Morgan Stanley	(3,683)	(1,251,583)	(1,297,263)	(59,002)
FEDERAL REALTY INVESTMENT TRUST	Morgan Stanley	(11,575)	(1,381,752)	(1,577,904)	(268,789)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(36,451)	(638,295)	(633,883)	(4,008)
Kimco Realty Corp., REIT	Morgan Stanley	(71,274)	(1,703,068)	(1,756,904)	(70,821)
Ventas, Inc., REIT	Morgan Stanley	(65,148)	(3,567,889)	(3,330,366)	178,790
Vornado Realty Trust, REIT	Morgan Stanley	(63,679)	(3,367,905)	(2,665,603)	540,515
		(296,100)	(22,061,570)	(22,129,640)	(579,209)
Retailing
CarMax, Inc.	Morgan Stanley	(47,015)	(5,943,524)	(6,122,763)	(198,915)
Dollar Tree, Inc.	Morgan Stanley	(25,736)	(2,906,610)	(3,616,423)	(719,415)
Etsy, Inc.	Morgan Stanley	(20,374)	(4,520,127)	(4,460,684)	44,489
Gap, Inc. (The)	Morgan Stanley	(169,200)	(2,846,786)	(2,986,380)	(149,107)
Pool Corp.	Morgan Stanley	(7,057)	(2,974,965)	(3,994,262)	(1,048,602)
TJX Cos., Inc. (The)	Morgan Stanley	(462)	(34,270)	(35,075)	(1,998)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Tractor Supply Co.	Morgan Stanley	(4,538)	$(970,455)	$(1,082,767)	$(123,018)
Ulta Beauty, Inc.	Morgan Stanley	(7,567)	(3,019,181)	(3,120,177)	(110,971)
		(281,949)	(23,215,918)	(25,418,531)	(2,307,537)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(6,440)	(856,816)	(926,716)	(72,703)
Analog Devices, Inc.	Morgan Stanley	(21,220)	(3,798,663)	(3,729,839)	47,066
Enphase Energy, Inc.	Morgan Stanley	(17,483)	(3,666,353)	(3,198,340)	455,891
Microchip Technology, Inc.	Morgan Stanley	(16,873)	(1,398,257)	(1,468,963)	(79,592)
Monolithic Power Systems, Inc.	Morgan Stanley	(4,164)	(1,869,525)	(2,054,226)	(196,312)
Skyworks Solutions, Inc.	Morgan Stanley	(12,782)	(2,077,427)	(1,982,999)	81,409
Xilinx, Inc.	Morgan Stanley	(7,001)	(1,092,553)	(1,484,422)	(397,781)
		(85,963)	(14,759,594)	(14,845,505)	(162,022)
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(13,522)	(1,508,515)	(1,582,615)	(81,700)
Ceridian HCM Holding, Inc.	Morgan Stanley	(24,915)	(2,772,333)	(2,602,621)	160,575
Citrix Systems, Inc.	Morgan Stanley	(30,096)	(3,656,025)	(2,846,781)	768,347
Fidelity National Information Services, Inc.	Morgan Stanley	(33,797)	(4,435,337)	(3,688,943)	703,742
Fiserv, Inc.	Morgan Stanley	(5,589)	(584,794)	(580,082)	2,631
Fortinet, Inc.	Morgan Stanley	(7,528)	(1,891,388)	(2,705,563)	(854,480)
Global Payments, Inc.	Morgan Stanley	(17,864)	(3,509,082)	(2,414,856)	1,070,081
Jack Henry & Associates, Inc.	Morgan Stanley	(24,125)	(4,072,439)	(4,028,634)	(8,498)
NortonLifeLock, Inc.	Morgan Stanley	(6,799)	(182,744)	(176,638)	5,026
Paycom Software, Inc.	Morgan Stanley	(2,908)	(1,195,020)	(1,207,373)	(16,278)
Tyler Technologies, Inc.	Morgan Stanley	(3,333)	(1,489,305)	(1,792,987)	(308,584)
		(170,476)	(25,296,982)	(23,627,093)	1,440,862
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	(18,743)	(1,376,829)	(1,639,263)	(285,961)
Arista Networks, Inc.	Morgan Stanley	(17,686)	(2,015,105)	(2,542,363)	(533,903)
F5, Inc.	Morgan Stanley	(11,116)	(2,390,083)	(2,720,196)	(366,121)
Hewlett Packard Enterprise Co.	Morgan Stanley	(202,133)	(3,068,911)	(3,187,637)	(166,563)
IPG Photonics Corp.	Morgan Stanley	(12,368)	(2,583,878)	(2,129,028)	446,319
Teledyne Technologies, Inc.	Morgan Stanley	(8,122)	(3,661,989)	(3,548,421)	100,107
Trimble, Inc.	Morgan Stanley	(12,804)	(1,115,372)	(1,116,381)	(5,416)
Western Digital Corp.	Morgan Stanley	(6,489)	(470,265)	(423,148)	45,596
		(289,461)	(16,682,432)	(17,306,437)	(765,942)
Transportation
American Airlines Group, Inc.	Morgan Stanley	(37,419)	(811,284)	(672,045)	136,586
CH Robinson Worldwide, Inc.	Morgan Stanley	(59,328)	(5,703,783)	(6,385,473)	(798,498)
Delta Air Lines, Inc.	Morgan Stanley	(44,037)	(1,901,329)	(1,720,966)	174,096
JB Hunt Transport Services, Inc.	Morgan Stanley	(10,442)	(2,070,682)	(2,134,345)	(71,893)
Norfolk Southern Corp.	Morgan Stanley	(4,377)	(1,259,683)	(1,303,077)	(46,754)
Southwest Airlines Co.	Morgan Stanley	(30,978)	(1,671,425)	(1,327,098)	336,450
United Airlines Holdings, Inc.	Morgan Stanley	(32,964)	(1,925,281)	(1,443,164)	475,770
		(219,545)	(15,343,467)	(14,986,168)	205,757
Utilities
AES Corp. (The)	Morgan Stanley	(47,845)	(1,137,878)	(1,162,634)	(26,238)
Alliant Energy Corp.	Morgan Stanley	(46,314)	(2,725,845)	(2,846,922)	(170,781)
Ameren Corp.	Morgan Stanley	(28,409)	(2,375,279)	(2,528,685)	(198,075)
American Electric Power Co., Inc.	Morgan Stanley	(28,854)	(2,572,623)	(2,567,140)	(100,875)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
American Water Works Co., Inc.	Morgan Stanley	(6,062)	$(1,009,019)	$(1,144,869)	$(146,480)
Atmos Energy Corp.	Morgan Stanley	(14,523)	(1,514,183)	(1,521,575)	(72,368)
CenterPoint Energy, Inc.	Morgan Stanley	(86,616)	(2,057,723)	(2,417,453)	(395,127)
CMS Energy Corp.	Morgan Stanley	(20,131)	(1,313,952)	(1,309,522)	(37,919)
Consolidated Edison, Inc.	Morgan Stanley	(25,670)	(2,071,448)	(2,190,164)	(195,089)
Duke Energy Corp.	Morgan Stanley	(16,017)	(1,605,487)	(1,680,183)	(82,031)
Edison International	Morgan Stanley	(41,095)	(2,931,369)	(2,804,734)	(117,404)
Entergy Corp.	Morgan Stanley	(26,183)	(2,801,044)	(2,949,515)	(277,337)
Evergy, Inc.	Morgan Stanley	(24,095)	(1,567,871)	(1,653,158)	(119,139)
Eversource Energy	Morgan Stanley	(45,147)	(3,925,187)	(4,107,474)	(294,404)
FirstEnergy Corp.	Morgan Stanley	(31,235)	(1,233,939)	(1,299,064)	(93,365)
NextEra Energy, Inc.	Morgan Stanley	(25,182)	(2,126,387)	(2,350,992)	(243,193)
NiSource, Inc.	Morgan Stanley	(119,562)	(3,065,021)	(3,301,107)	(295,222)
Pinnacle West Capital Corp.	Morgan Stanley	(49,790)	(4,200,514)	(3,514,676)	515,930
Public Service Enterprise Group, Inc.	Morgan Stanley	(35,529)	(2,251,102)	(2,370,850)	(126,578)
Sempra Energy	Morgan Stanley	(18,039)	(2,330,332)	(2,386,199)	(98,136)
Southern Co. (The)	Morgan Stanley	(21,450)	(1,369,416)	(1,471,041)	(117,538)
WEC Energy Group, Inc.	Morgan Stanley	(36,894)	(3,475,521)	(3,581,301)	(161,284)
Xcel Energy, Inc.	Morgan Stanley	(50,793)	(3,471,339)	(3,438,686)	(35,881)
		(845,435)	(53,132,479)	(54,597,944)	(2,888,534)

Total Reference Entity — Short			(465,708,738)	(466,536,002)	(6,737,903)
Net Value of Reference Entity			$(68,262,527)	$24,506,355	$93,509,706

*	Includes $740,824 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $93,509,706, which are considered Level 2 as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 1.0%
Ford Motor Co.	33,265	$ 690,914
Banks — 4.0%
Citigroup, Inc.	15,917	961,228
Citizens Financial Group, Inc.	3,529	166,745
Comerica, Inc.	1,260	109,620
Fifth Third Bancorp	5,529	240,788
JPMorgan Chase & Co.	2,412	381,940
KeyCorp.	7,756	179,396
Regions Financial Corp.	10,377	226,219
US Bancorp	4,237	237,992
Wells Fargo & Co.	2,406	115,440
Zions Bancorp NA	1,721	108,698
		2,728,066
Capital Goods — 10.7%
3M Co.	2,653	471,252
A.O. Smith Corp.	1,338	114,867
Allegion PLC (Ireland)	722	95,622
Caterpillar, Inc.	1,741	359,934
Cummins, Inc.	1,105	241,045
Dover Corp.	1,229	223,186
Eaton Corp. PLC (Ireland)	3,322	574,108
Emerson Electric Co.	6,229	579,110
Fortune Brands Home & Security, Inc.	1,124	120,156
General Dynamics Corp.	2,788	581,214
Honeywell International, Inc.	494	103,004
Howmet Aerospace, Inc.	3,548	112,933
Illinois Tool Works, Inc.	45	11,106
Ingersoll Rand, Inc.	4,483	277,363
Johnson Controls International PLC (Ireland)	7,796	633,893
L3Harris Technologies, Inc.	1,662	354,405
Lockheed Martin Corp.	1,147	407,655
Masco Corp.	2,046	143,670
Northrop Grumman Corp.	1,056	408,746
Otis Worldwide Corp.	3,517	306,225
Parker-Hannifin Corp.	648	206,142
Pentair PLC (Ireland)	1,820	132,915
Snap-on, Inc.	591	127,290
Stanley Black & Decker, Inc.	419	79,032
Textron, Inc.	2,469	190,607
Trane Technologies PLC (Ireland)	1,842	372,139
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	1,505	$ 138,626
WW Grainger, Inc.	5	2,591
		7,368,836
Commercial & Professional Services — 0.6%
Jacobs Engineering Group, Inc.	1,417	197,289
Nielsen Holdings PLC (United Kingdom)	3,948	80,973
Robert Half International, Inc.	1,211	135,051
		413,313
Consumer Durables & Apparel — 1.4%
Garmin Ltd. (Switzerland)	1,549	210,927
Mohawk Industries, Inc.*	748	136,271
Newell Brands, Inc.	4,451	97,210
PVH Corp.	752	80,201
Ralph Lauren Corp.	811	96,395
Tapestry, Inc.	3,026	122,855
Under Armour, Inc., Class C*	3,917	70,663
Whirlpool Corp.	671	157,457
		971,979
Consumer Services — 1.4%
Caesars Entertainment, Inc.*	1,771	165,642
McDonald's Corp.	1,390	372,617
Penn National Gaming, Inc.*	1,728	89,597
Yum! Brands, Inc.	2,483	344,789
		972,645
Diversified Financials — 6.8%
Ameriprise Financial, Inc.	1,237	373,153
Berkshire Hathaway, Inc., Class B*	1,040	310,960
BlackRock, Inc.	1,259	1,152,690
Capital One Financial Corp.	1,407	204,142
Discover Financial Services	1,385	160,051
Franklin Resources, Inc.	5,520	184,865
Goldman Sachs Group, Inc. (The)	754	288,443
Invesco Ltd. (Bermuda)	5,075	116,826
Moody's Corp.	908	354,647
Morgan Stanley	1,114	109,350
Nasdaq, Inc.	1,413	296,744
Raymond James Financial, Inc.	2,264	227,305
S&P Global, Inc.	526	248,235
Synchrony Financial	2,630	122,006
T Rowe Price Group, Inc.	2,497	491,010
		4,640,427

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 6.3%
APA Corp.	4,158	$ 111,809
Chevron Corp.	2,100	246,435
ConocoPhillips	2,670	192,721
Devon Energy Corp.	325	14,316
Diamondback Energy, Inc.	1,183	127,586
EOG Resources, Inc.	6,435	571,621
Exxon Mobil Corp.	18,849	1,153,370
Halliburton Co.	7,468	170,793
Marathon Oil Corp.	8,679	142,509
Marathon Petroleum Corp.	6,842	437,820
Occidental Petroleum Corp.	10,274	297,843
ONEOK, Inc.	4,905	288,218
Schlumberger NV	11,617	347,929
Valero Energy Corp.	3,400	255,374
		4,358,344
Food & Staples Retailing — 1.3%
Walgreens Boots Alliance, Inc.	7,096	370,128
Walmart, Inc.	3,683	532,893
		903,021
Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.	16,111	763,500
Archer-Daniels-Midland Co.	6,149	415,611
Coca-Cola Co. (The)	7,119	421,516
Constellation Brands, Inc., Class A	1,205	302,419
General Mills, Inc.	275	18,529
Hershey Co. (The)	81	15,671
Kraft Heinz Co. (The)	12,814	460,023
Molson Coors Beverage Co., Class B	2,114	97,984
Mondelez International, Inc., Class A	12,194	808,584
Philip Morris International, Inc.	6,755	641,725
Tyson Foods, Inc., Class A	3,601	313,863
		4,259,425
Health Care Equipment & Services — 7.0%
AmerisourceBergen Corp.	2	266
Anthem, Inc.	1,205	558,566
Cigna Corp.	2,271	521,490
CVS Health Corp.	7,763	800,831
DaVita, Inc.*	971	110,461
HCA Healthcare, Inc.	3,448	885,860
Hologic, Inc.*	2,803	214,598
Laboratory Corp. of America Holdings*	1,053	330,863
McKesson Corp.	1,683	418,343
Medtronic PLC (Ireland)	4,471	462,525
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.	935	$ 161,764
UnitedHealth Group, Inc.	465	233,495
Universal Health Services, Inc., Class B	665	86,224
		4,785,286
Household & Personal Products — 0.3%
Colgate-Palmolive Co.	985	84,060
Procter & Gamble Co. (The)	829	135,608
		219,668
Insurance — 3.2%
Aflac, Inc.	5,249	306,489
Aon PLC, Class A (Ireland)	1,774	533,193
Arthur J Gallagher & Co.	1,610	273,169
Brown & Brown, Inc.	2,517	176,895
Loews Corp.	245	14,151
Marsh & McLennan Cos., Inc.	4,225	734,390
Principal Financial Group, Inc.	678	49,040
W R Berkley Corp.	1,452	119,630
		2,206,957
Materials — 5.2%
Avery Dennison Corp.	722	156,363
Celanese Corp.	910	152,935
CF Industries Holdings, Inc.	2,054	145,382
Dow, Inc.	8,136	461,474
DuPont de Nemours, Inc.	506	40,875
Eastman Chemical Co.	1,479	178,826
FMC Corp.	1,069	117,472
Freeport-McMoRan, Inc.	16,148	673,856
International Paper Co.	4,259	200,088
Linde PLC (Ireland)	836	289,615
LyondellBasell Industries NV, Class A (Netherlands)	3,670	338,484
Mosaic Co. (The)	4,172	163,918
Nucor Corp.	3,143	358,773
Sealed Air Corp.	1,261	85,080
Sherwin-Williams Co. (The)	349	122,904
Westrock Co.	2,216	98,302
		3,584,347
Media & Entertainment — 3.0%
Activision Blizzard, Inc.	6,491	431,846
Alphabet, Inc., Class A*	277	802,480
Charter Communications, Inc., Class A*	170	110,835
Comcast Corp., Class A	3,028	152,399

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
DISH Network Corp., Class A*	5,817	$ 188,704
Fox Corp., Class A	1,519	56,051
Interpublic Group of Cos., Inc. (The)	4,328	162,084
Omnicom Group, Inc.	2,338	171,305
		2,075,704
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
AbbVie, Inc.	3,972	537,809
Biogen, Inc.*	889	213,289
Gilead Sciences, Inc.	4,948	359,274
Johnson & Johnson	1,389	237,616
Merck & Co., Inc.	2,522	193,286
Organon & Co.	2,790	84,956
PerkinElmer, Inc.	1,288	258,965
Pfizer, Inc.	14,627	863,724
Regeneron Pharmaceuticals, Inc.*	979	618,258
Vertex Pharmaceuticals, Inc.*	761	167,116
Waters Corp.*	501	186,673
		3,720,966
Real Estate — 2.5%
Alexandria Real Estate Equities, Inc., REIT	282	62,875
AvalonBay Communities, Inc., REIT	148	37,383
CBRE Group, Inc., Class A*	1,503	163,091
Duke Realty Corp., REIT	2,861	187,796
Extra Space Storage, Inc., REIT	117	26,527
Mid-America Apartment Communities, Inc., REIT	667	153,036
Prologis, Inc., REIT	1,324	222,909
Realty Income Corp., REIT	38	2,720
Regency Centers Corp., REIT	10	754
Simon Property Group, Inc., REIT	2,739	437,610
UDR, Inc., REIT	907	54,411
Weyerhaeuser Co., REIT	8,239	339,282
		1,688,394
Retailing — 7.8%
Advance Auto Parts, Inc.	685	164,318
AutoZone, Inc.*	188	394,121
Bath & Body Works, Inc.	2,860	199,599
Best Buy Co., Inc.	2,681	272,390
eBay, Inc.	5,519	367,014
Genuine Parts Co.	1,567	219,693
Home Depot, Inc. (The)	1,709	709,252
LKQ Corp.	3,214	192,936
Lowe's Cos., Inc.	4,026	1,040,641
O'Reilly Automotive, Inc.*	654	461,874
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.	1,975	$ 225,703
Target Corp.	3,876	897,061
Ulta Beauty, Inc.*	596	245,755
		5,390,357
Semiconductors & Semiconductor Equipment — 10.0%
Applied Materials, Inc.	8,276	1,302,311
Broadcom, Inc.	71	47,244
Enphase Energy, Inc.*	57	10,428
Intel Corp.	26,590	1,369,385
KLA Corp.	1,271	546,670
Lam Research Corp.	616	442,997
Microchip Technology, Inc.	3,530	307,322
Micron Technology, Inc.	8,935	832,295
Monolithic Power Systems, Inc.	279	137,639
NVIDIA Corp.	698	205,289
NXP Semiconductors NV (Netherlands)	2,204	502,027
Qorvo, Inc.*	1,216	190,170
QUALCOMM, Inc.	2,275	416,029
Teradyne, Inc.	1,417	231,722
Texas Instruments, Inc.	830	156,430
Xilinx, Inc.	971	205,881
		6,903,839
Software & Services — 4.9%
Accenture PLC, Class A (Ireland)	1,775	735,826
Automatic Data Processing, Inc.	2,666	657,382
Broadridge Financial Solutions, Inc.	310	56,674
DXC Technology Co.*	2,774	89,295
FleetCor Technologies, Inc.*	672	150,421
Gartner, Inc.*	913	305,234
International Business Machines Corp.	3,659	489,062
Oracle Corp.	5,503	479,917
Paychex, Inc.	3,166	432,159
		3,395,970
Technology Hardware & Equipment — 5.8%
Amphenol Corp., Class A	1,479	129,353
Apple, Inc.	1,179	209,355
CDW Corp.	1,356	277,682
Cisco Systems, Inc.	15,974	1,012,272
Corning, Inc.	9,208	342,814
F5, Inc.*	3	734
HP, Inc.	12,012	452,492
Juniper Networks, Inc.	2,636	94,132
Motorola Solutions, Inc.	826	224,424

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.	2,454	$ 225,744
Seagate Technology Holdings PLC (Ireland)	2,475	279,626
TE Connectivity Ltd. (Switzerland)	2,718	438,522
Western Digital Corp.*	2,902	189,239
Zebra Technologies Corp., Class A*	200	119,040
		3,995,429
Telecommunication Services — 1.0%
AT&T, Inc.	17,175	422,505
Verizon Communications, Inc.	4,629	240,523
		663,028
Transportation — 2.8%
CSX Corp.	7,310	274,856
Expeditors International of Washington, Inc.	1,473	197,809
FedEx Corp.	446	115,354
Union Pacific Corp.	1,926	485,217
United Parcel Service, Inc., Class B	4,030	863,790
		1,937,026
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.8%
DTE Energy Co.	1,605	$ 191,862
NRG Energy, Inc.	2,692	115,971
PPL Corp.	8,361	251,332
		559,165
TOTAL COMMON STOCKS (Cost $55,678,395)		68,433,106
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		421,926
NET ASSETS - 100.0%		$68,855,032

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 2.3%
Aptiv PLC (Jersey)*	15	$ 2,474
BorgWarner, Inc.	12	541
Ford Motor Co.	6,534	135,711
General Motors Co.*	592	34,709
Tesla, Inc.*	226	238,832
		412,267
Banks — 0.8%
Bank of America Corp.	496	22,067
Citigroup, Inc.	82	4,952
Citizens Financial Group, Inc.	18	850
Comerica, Inc.	6	522
Fifth Third Bancorp	29	1,263
First Republic Bank	10	2,065
Huntington Bancshares, Inc.	60	925
JPMorgan Chase & Co.	173	27,395
KeyCorp.	39	902
M&T Bank Corp.	5	768
People's United Financial, Inc.	18	321
PNC Financial Services Group, Inc. (The)	25	5,013
Regions Financial Corp.	39	850
Signature Bank	2	647
SVB Financial Group*	73	49,512
Truist Financial Corp.	55	3,220
US Bancorp	61	3,426
Wells Fargo & Co.	217	10,412
Zions Bancorp NA	7	442
		135,552
Capital Goods — 5.9%
3M Co.	845	150,097
A.O. Smith Corp.	50	4,292
Allegion PLC (Ireland)	4	530
AMETEK, Inc.	13	1,912
Boeing Co. (The)*	24	4,832
Carrier Global Corp.	47	2,549
Caterpillar, Inc.	169	34,939
Cummins, Inc.	8	1,745
Deere & Co.	19	6,515
Dover Corp.	236	42,858
Eaton Corp. PLC (Ireland)	653	112,851
Emerson Electric Co.	976	90,739
Fastenal Co.	24	1,537
Fortive Corp.	146	11,138
Fortune Brands Home & Security, Inc.	8	855
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.*	3	$ 1,056
General Dynamics Corp.	457	95,271
General Electric Co.	65	6,141
Honeywell International, Inc.	40	8,340
Howmet Aerospace, Inc.	25	796
Huntington Ingalls Industries, Inc.	2	373
IDEX Corp.	4	945
Illinois Tool Works, Inc.	17	4,196
Ingersoll Rand, Inc.	667	41,267
Johnson Controls International PLC (Ireland)	857	69,683
L3Harris Technologies, Inc.	178	37,957
Lockheed Martin Corp.	210	74,636
Masco Corp.	398	27,948
Northrop Grumman Corp.	159	61,544
Otis Worldwide Corp.	693	60,340
PACCAR, Inc.	18	1,589
Parker-Hannifin Corp.	7	2,227
Pentair PLC (Ireland)	271	19,791
Quanta Services, Inc.	8	917
Raytheon Technologies Corp.	61	5,250
Rockwell Automation, Inc.	5	1,744
Roper Technologies, Inc.	44	21,642
Snap-on, Inc.	88	18,953
Stanley Black & Decker, Inc.	9	1,698
Textron, Inc.	13	1,004
Trane Technologies PLC (Ireland)	14	2,828
TransDigm Group, Inc.*	4	2,545
United Rentals, Inc.*	5	1,661
Westinghouse Air Brake Technologies Corp.	8	737
WW Grainger, Inc.	3	1,555
Xylem, Inc.	8	959
		1,042,982
Commercial & Professional Services — 0.4%
Cintas Corp.	5	2,216
Copart, Inc.*	10	1,516
Equifax, Inc.	5	1,464
IHS Markit Ltd. (Bermuda)	17	2,260
Jacobs Engineering Group, Inc.	211	29,378
Leidos Holdings, Inc.	6	533
Nielsen Holdings PLC (United Kingdom)	588	12,060
Republic Services, Inc.	16	2,231
Robert Half International, Inc.	181	20,185
Rollins, Inc.	20	684

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,601
Waste Management, Inc.	18	3,004
		77,132
Consumer Durables & Apparel — 0.9%
DR Horton, Inc.	15	1,627
Garmin Ltd. (Switzerland)	11	1,498
Hasbro, Inc.	7	712
Lennar Corp., Class A	126	14,636
Mohawk Industries, Inc.*	112	20,404
Newell Brands, Inc.	697	15,222
NIKE, Inc., Class B	65	10,834
NVR, Inc.*	1	5,909
PulteGroup, Inc.	11	629
PVH Corp.	115	12,265
Ralph Lauren Corp.	121	14,382
Tapestry, Inc.	451	18,311
Under Armour, Inc., Class C*	767	13,837
VF Corp.	16	1,171
Whirlpool Corp.	100	23,466
		154,903
Consumer Services — 1.0%
Booking Holdings, Inc.*	2	4,798
Caesars Entertainment, Inc.*	8	748
Carnival Corp. (Panama)*	47	946
Chipotle Mexican Grill, Inc.*	1	1,748
Darden Restaurants, Inc.	7	1,055
Domino's Pizza, Inc.	2	1,129
Expedia Group, Inc.*	6	1,084
Hilton Worldwide Holdings, Inc.*	11	1,716
Las Vegas Sands Corp.*	31	1,167
Marriott International, Inc., Class A*	13	2,148
McDonald's Corp.	478	128,137
MGM Resorts International	20	898
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	16	332
Penn National Gaming, Inc.*	258	13,377
Royal Caribbean Cruises Ltd. (Liberia)*	10	769
Starbucks Corp.	49	5,732
Wynn Resorts Ltd.*	4	340
Yum! Brands, Inc.	40	5,554
		171,678
Diversified Financials — 3.6%
American Express Co.	32	5,235
Ameriprise Financial, Inc.	6	1,810
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	35	$ 2,033
Berkshire Hathaway, Inc., Class B*	785	234,715
BlackRock, Inc.	249	227,974
Capital One Financial Corp.	25	3,627
Cboe Global Markets, Inc.	5	652
Charles Schwab Corp. (The)	77	6,476
CME Group, Inc.	15	3,427
Discover Financial Services	17	1,965
FactSet Research Systems, Inc.	2	972
Franklin Resources, Inc.	822	27,529
Goldman Sachs Group, Inc. (The)	20	7,651
Intercontinental Exchange, Inc.	23	3,146
Invesco Ltd. (Bermuda)	756	17,403
MarketAxess Holdings, Inc.	2	823
Moody's Corp.	8	3,125
Morgan Stanley	108	10,601
MSCI, Inc.	3	1,838
Nasdaq, Inc.	10	2,100
Northern Trust Corp.	9	1,076
Raymond James Financial, Inc.	12	1,205
S&P Global, Inc.	12	5,663
State Street Corp.	15	1,395
Synchrony Financial	31	1,438
T Rowe Price Group, Inc.	372	73,150
		647,029
Energy — 3.0%
APA Corp.	619	16,645
Baker Hughes Co.	62	1,492
Chevron Corp.	706	82,849
ConocoPhillips	54	3,898
Coterra Energy, Inc.	17	323
Devon Energy Corp.	28	1,233
Diamondback Energy, Inc.	7	755
EOG Resources, Inc.	958	85,099
Exxon Mobil Corp.	2,304	140,982
Halliburton Co.	53	1,212
Hess Corp.	18	1,332
Kinder Morgan, Inc.	135	2,141
Marathon Oil Corp.	1,292	21,215
Marathon Petroleum Corp.	1,023	65,462
Occidental Petroleum Corp.	1,529	44,326
ONEOK, Inc.	730	42,895
Phillips 66	27	1,956
Pioneer Natural Resources Co.	9	1,637
Schlumberger NV	84	2,516

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	87	$ 6,535
Williams Cos., Inc. (The)	64	1,666
		526,169
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	19	10,786
Kroger Co. (The)	40	1,810
Sysco Corp.	28	2,200
Walgreens Boots Alliance, Inc.	1,156	60,297
Walmart, Inc.	1,872	270,860
		345,953
Food, Beverage & Tobacco — 4.9%
Altria Group, Inc.	3,020	143,118
Archer-Daniels-Midland Co.	915	61,845
Brown-Forman Corp., Class B	20	1,457
Campbell Soup Co.	16	695
Coca-Cola Co. (The)	3,676	217,656
Conagra Brands, Inc.	27	922
Constellation Brands, Inc., Class A	11	2,761
General Mills, Inc.	36	2,426
Hershey Co. (The)	49	9,480
Hormel Foods Corp.	22	1,074
J M Smucker Co. (The)	6	815
Kellogg Co.	19	1,224
Kraft Heinz Co. (The)	2,009	72,123
Lamb Weston Holdings, Inc.	6	380
McCormick & Co., Inc., non-voting shares	11	1,063
Molson Coors Beverage Co., Class B	13	602
Mondelez International, Inc., Class A	660	43,765
Monster Beverage Corp.*	22	2,113
PepsiCo, Inc.	57	9,901
Philip Morris International, Inc.	2,550	242,250
Tyson Foods, Inc., Class A	598	52,122
		867,792
Health Care Equipment & Services — 6.0%
Abbott Laboratories	728	102,459
ABIOMED, Inc.*	2	718
Align Technology, Inc.*	3	1,971
AmerisourceBergen Corp.	11	1,462
Anthem, Inc.	355	164,557
Baxter International, Inc.	21	1,803
Becton Dickinson and Co.	12	3,018
Boston Scientific Corp.*	58	2,464
Cardinal Health, Inc.	12	618
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.*	24	$ 1,978
Cerner Corp.	17	1,579
Cigna Corp.	444	101,956
Cooper Cos., Inc. (The)	2	838
CVS Health Corp.	2,103	216,945
DaVita, Inc.*	7	796
DENTSPLY SIRONA, Inc.	9	502
Dexcom, Inc.*	3	1,611
Edwards Lifesciences Corp.*	26	3,368
HCA Healthcare, Inc.	518	133,085
Henry Schein, Inc.*	6	465
Hologic, Inc.*	265	20,288
Humana, Inc.	6	2,783
IDEXX Laboratories, Inc.*	4	2,634
Intuitive Surgical, Inc.*	14	5,030
Laboratory Corp. of America Holdings*	157	49,331
McKesson Corp.	251	62,391
Medtronic PLC (Ireland)	141	14,586
Quest Diagnostics, Inc.	123	21,280
ResMed, Inc.	6	1,563
STERIS PLC (Ireland)	4	974
Stryker Corp.	16	4,279
Teleflex, Inc.	2	657
UnitedHealth Group, Inc.	267	134,071
Universal Health Services, Inc., Class B	4	519
Zimmer Biomet Holdings, Inc.	9	1,143
		1,063,722
Household & Personal Products — 0.6%
Church & Dwight Co., Inc.	11	1,128
Clorox Co. (The)	6	1,046
Colgate-Palmolive Co.	51	4,352
Estee Lauder Cos., Inc. (The), Class A	15	5,553
Kimberly-Clark Corp.	17	2,430
Procter & Gamble Co. (The)	604	98,802
		113,311
Insurance — 1.9%
Aflac, Inc.	28	1,635
Allstate Corp. (The)	12	1,412
American International Group, Inc.	35	1,990
Aon PLC, Class A (Ireland)	362	108,803
Arthur J Gallagher & Co.	126	21,378
Assurant, Inc.	3	468

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Brown & Brown, Inc.	461	$ 32,399
Chubb Ltd. (Switzerland)	18	3,479
Cincinnati Financial Corp.	7	797
Everest Re Group Ltd. (Bermuda)	2	548
Globe Life, Inc.	5	469
Hartford Financial Services Group, Inc. (The)	14	966
Lincoln National Corp.	8	546
Loews Corp.	11	635
Marsh & McLennan Cos., Inc.	830	144,271
MetLife, Inc.	35	2,187
Principal Financial Group, Inc.	11	796
Progressive Corp. (The)	24	2,464
Prudential Financial, Inc.	16	1,732
Travelers Cos., Inc. (The)	13	2,034
W R Berkley Corp.	8	659
Willis Towers Watson PLC (Ireland)	7	1,662
		331,330
Materials — 3.0%
Air Products and Chemicals, Inc.	9	2,738
Albemarle Corp.	4	935
Amcor PLC (Jersey)	82	985
Avery Dennison Corp.	136	29,454
Ball Corp.	13	1,252
Celanese Corp.	179	30,083
CF Industries Holdings, Inc.	351	24,844
Corteva, Inc.	43	2,033
Dow, Inc.	1,211	68,688
DuPont de Nemours, Inc.	31	2,504
Eastman Chemical Co.	8	967
Ecolab, Inc.	15	3,519
FMC Corp.	207	22,747
Freeport-McMoRan, Inc.	2,403	100,277
International Flavors & Fragrances, Inc.	10	1,506
International Paper Co.	634	29,785
Linde PLC (Ireland)	22	7,621
LyondellBasell Industries NV, Class A (Netherlands)	547	50,450
Martin Marietta Materials, Inc.	3	1,322
Mosaic Co. (The)	621	24,399
Newmont Corp.	42	2,605
Nucor Corp.	471	53,765
Packaging Corp. of America	5	681
PPG Industries, Inc.	14	2,414
Sealed Air Corp.	42	2,834
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sherwin-Williams Co. (The)	135	$ 47,542
Vulcan Materials Co.	6	1,245
Westrock Co.	434	19,252
		536,447
Media & Entertainment — 10.0%
Activision Blizzard, Inc.	1,275	84,826
Alphabet, Inc., Class A*	326	944,435
Charter Communications, Inc., Class A*	75	48,898
Comcast Corp., Class A	275	13,841
Discovery, Inc., Class A*	28	659
DISH Network Corp., Class A*	31	1,006
Electronic Arts, Inc.	117	15,432
Fox Corp., Class A	34	1,254
Interpublic Group of Cos., Inc. (The)	644	24,118
Live Nation Entertainment, Inc.*	9	1,077
Match Group, Inc.*	11	1,455
Meta Platforms, Inc., Class A*	1,375	462,481
Netflix, Inc.*	180	108,439
News Corp., Class A	25	558
Omnicom Group, Inc.	348	25,498
Take-Two Interactive Software, Inc.*	48	8,530
Twitter, Inc.*	326	14,090
ViacomCBS, Inc., Class B	36	1,086
Walt Disney Co. (The)*	74	11,462
		1,769,145
Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
AbbVie, Inc.	1,703	230,586
Agilent Technologies, Inc.	13	2,075
Amgen, Inc.	31	6,974
Biogen, Inc.*	8	1,919
Bio-Rad Laboratories, Inc., Class A*	2	1,511
Bio-Techne Corp.	1	517
Bristol-Myers Squibb Co.	91	5,674
Catalent, Inc.*	7	896
Charles River Laboratories International, Inc.*	3	1,130
Danaher Corp.	293	96,400
Eli Lilly & Co.	39	10,773
Gilead Sciences, Inc.	1,997	145,002
Illumina, Inc.*	65	24,729
Incyte Corp.*	90	6,606
IQVIA Holdings, Inc.*	8	2,257
Johnson & Johnson	1,178	201,521
Merck & Co., Inc.	2,152	164,929

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mettler-Toledo International, Inc.*	1	$ 1,697
Moderna, Inc.*	24	6,096
Organon & Co.	15	457
PerkinElmer, Inc.	7	1,407
Pfizer, Inc.	8,267	488,166
Regeneron Pharmaceuticals, Inc.*	200	126,304
Thermo Fisher Scientific, Inc.	17	11,343
Vertex Pharmaceuticals, Inc.*	48	10,541
Viatris, Inc.	50	677
Waters Corp.*	3	1,118
West Pharmaceutical Services, Inc.	4	1,876
Zoetis, Inc.	20	4,881
		1,558,062
Real Estate — 1.5%
Alexandria Real Estate Equities, Inc., REIT	7	1,561
American Tower Corp., REIT	185	54,112
AvalonBay Communities, Inc., REIT	6	1,516
Boston Properties, Inc., REIT	7	806
CBRE Group, Inc., Class A*	20	2,170
Crown Castle International Corp., REIT	176	36,738
Digital Realty Trust, Inc., REIT	12	2,122
Duke Realty Corp., REIT	16	1,050
Equinix, Inc., REIT	3	2,538
Equity Residential, REIT	16	1,448
Essex Property Trust, Inc., REIT	3	1,057
Extra Space Storage, Inc., REIT	6	1,360
Federal Realty Investment Trust	4	545
Healthpeak Properties, Inc., REIT	22	794
Host Hotels & Resorts, Inc., REIT*	29	504
Iron Mountain, Inc., REIT	12	628
Kimco Realty Corp., REIT	37	912
Mid-America Apartment Communities, Inc., REIT	5	1,147
Prologis, Inc., REIT	45	7,576
Public Storage, REIT	9	3,371
Realty Income Corp., REIT	17	1,217
Regency Centers Corp., REIT	10	754
SBA Communications Corp., REIT	44	17,117
Simon Property Group, Inc., REIT	500	79,885
UDR, Inc., REIT	13	780
Ventas, Inc., REIT	17	869
Vornado Realty Trust, REIT	8	335
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	18	$ 1,544
Weyerhaeuser Co., REIT	1,226	50,487
		274,943
Retailing — 11.1%
Advance Auto Parts, Inc.	96	23,028
Amazon.com, Inc.*	249	830,251
AutoZone, Inc.*	35	73,374
Bath & Body Works, Inc.	437	30,498
Best Buy Co., Inc.	404	41,046
CarMax, Inc.*	7	912
Dollar General Corp.	13	3,066
Dollar Tree, Inc.*	13	1,827
eBay, Inc.	1,036	68,894
Etsy, Inc.*	5	1,095
Gap, Inc. (The)	22	388
Genuine Parts Co.	234	32,807
Home Depot, Inc. (The)	650	269,756
LKQ Corp.	479	28,754
Lowe's Cos., Inc.	1,120	289,498
O'Reilly Automotive, Inc.*	111	78,392
Pool Corp.	2	1,132
Ross Stores, Inc.	15	1,714
Target Corp.	794	183,763
TJX Cos., Inc. (The)	49	3,720
Tractor Supply Co.	6	1,432
Ulta Beauty, Inc.*	4	1,649
		1,966,996
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	49	7,051
Analog Devices, Inc.	21	3,691
Applied Materials, Inc.	364	57,279
Broadcom, Inc.	17	11,312
Enphase Energy, Inc.*	5	915
Intel Corp.	6,637	341,805
KLA Corp.	62	26,667
Lam Research Corp.	57	40,992
Microchip Technology, Inc.	22	1,915
Micron Technology, Inc.	455	42,383
Monolithic Power Systems, Inc.	1	493
NVIDIA Corp.	102	29,999
NXP Semiconductors NV (Netherlands)	15	3,417
Qorvo, Inc.*	181	28,307
QUALCOMM, Inc.	64	11,704
Skyworks Solutions, Inc.	7	1,086

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SolarEdge Technologies, Inc.*	21	$ 5,892
Teradyne, Inc.	7	1,145
Texas Instruments, Inc.	39	7,350
Xilinx, Inc.	10	2,120
		625,523
Software & Services — 13.7%
Accenture PLC, Class A (Ireland)	168	69,644
Adobe, Inc.*	193	109,443
Akamai Technologies, Inc.*	7	819
ANSYS, Inc.*	35	14,039
Autodesk, Inc.*	89	25,026
Automatic Data Processing, Inc.	268	66,083
Broadridge Financial Solutions, Inc.	6	1,097
Cadence Design Systems, Inc.*	113	21,058
Ceridian HCM Holding, Inc.*	6	627
Citrix Systems, Inc.	6	568
Cognizant Technology Solutions Corp., Class A	215	19,075
DXC Technology Co.*	413	13,294
EPAM Systems, Inc.*	23	15,374
Fidelity National Information Services, Inc.	25	2,729
Fiserv, Inc.*	27	2,802
FleetCor Technologies, Inc.*	131	29,323
Fortinet, Inc.*	7	2,516
Gartner, Inc.*	136	45,468
Global Payments, Inc.	12	1,622
International Business Machines Corp.	622	83,136
Intuit, Inc.	12	7,719
Jack Henry & Associates, Inc.	3	501
Mastercard, Inc., Class A	404	145,165
Microsoft Corp.	3,696	1,243,039
NortonLifeLock, Inc.	24	624
Oracle Corp.	355	30,960
Paychex, Inc.	21	2,866
Paycom Software, Inc.*	2	830
PayPal Holdings, Inc.*	530	99,947
PTC, Inc.*	4	485
salesforce.com, Inc.*	399	101,398
ServiceNow, Inc.*	81	52,578
Synopsys, Inc.*	62	22,847
Tyler Technologies, Inc.*	1	538
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.*	5	$ 1,269
Visa, Inc., Class A	868	188,104
		2,422,613
Technology Hardware & Equipment — 10.2%
Amphenol Corp., Class A	26	2,274
Apple, Inc.	6,736	1,196,112
Arista Networks, Inc.*	16	2,300
CDW Corp.	7	1,433
Cisco Systems, Inc.	5,598	354,745
Corning, Inc.	1,370	51,005
F5, Inc.*	3	734
Hewlett Packard Enterprise Co.	54	852
HP, Inc.	1,917	72,213
IPG Photonics Corp.*	3	516
Juniper Networks, Inc.	19	678
Keysight Technologies, Inc.*	8	1,652
Motorola Solutions, Inc.	7	1,902
NetApp, Inc.	337	31,001
Seagate Technology Holdings PLC (Ireland)	369	41,690
TE Connectivity Ltd. (Switzerland)	54	8,712
Teledyne Technologies, Inc.*	2	874
Trimble, Inc.*	10	872
Western Digital Corp.*	509	33,192
Zebra Technologies Corp., Class A*	3	1,786
		1,804,543
Telecommunication Services — 1.6%
AT&T, Inc.	5,680	139,728
Lumen Technologies, Inc.	46	577
T-Mobile US, Inc.*	52	6,031
Verizon Communications, Inc.	2,532	131,563
		277,899
Transportation — 1.8%
Alaska Air Group, Inc.*	5	260
American Airlines Group, Inc.*	27	485
CH Robinson Worldwide, Inc.	6	646
CSX Corp.	631	23,726
Delta Air Lines, Inc.*	26	1,016
Expeditors International of Washington, Inc.	238	31,961
FedEx Corp.	17	4,397
JB Hunt Transport Services, Inc.	5	1,022
Norfolk Southern Corp.	15	4,466
Old Dominion Freight Line, Inc.	5	1,792
Southwest Airlines Co.*	24	1,028

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	206	$ 51,897
United Airlines Holdings, Inc.*	14	613
United Parcel Service, Inc., Class B	908	194,621
		317,930
Utilities — 0.8%
AES Corp. (The)	37	899
Alliant Energy Corp.	10	615
Ameren Corp.	10	890
American Electric Power Co., Inc.	20	1,779
American Water Works Co., Inc.	7	1,322
Atmos Energy Corp.	5	524
CenterPoint Energy, Inc.	26	726
CMS Energy Corp.	11	715
Consolidated Edison, Inc.	14	1,194
Dominion Energy, Inc.	49	3,849
DTE Energy Co.	318	38,014
Duke Energy Corp.	31	3,252
Edison International	15	1,024
Entergy Corp.	8	901
Evergy, Inc.	10	686
Eversource Energy	14	1,274
Exelon Corp.	58	3,350
FirstEnergy Corp.	23	957
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NextEra Energy, Inc.	80	$ 7,469
NiSource, Inc.	16	442
NRG Energy, Inc.	401	17,275
Pinnacle West Capital Corp.	4	282
PPL Corp.	1,244	37,395
Public Service Enterprise Group, Inc.	29	1,935
Sempra Energy	13	1,720
Southern Co. (The)	43	2,949
WEC Energy Group, Inc.	12	1,165
Xcel Energy, Inc.	22	1,489
		134,092
TOTAL COMMON STOCKS (Cost $13,801,797)		17,578,013
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		132,680
NET ASSETS - 100.0%		$17,710,693

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.7%
COMMON STOCKS — 138.7%
Automobiles & Components — 0.2%
Ford Motor Co.	902	$ 18,735
Capital Goods — 7.7%
3M Co.†	616	109,420
A.O. Smith Corp.	158	13,564
Dover Corp.	80	14,528
Eaton Corp. PLC (Ireland)	251	43,378
General Dynamics Corp.	308	64,209
Johnson Controls International PLC (Ireland)†	22	1,789
L3Harris Technologies, Inc.	239	50,964
Lockheed Martin Corp.†	327	116,219
Masco Corp.	697	48,943
Northrop Grumman Corp.†	249	96,380
Otis Worldwide Corp.	763	66,434
Pentair PLC (Ireland)	216	15,775
Roper Technologies, Inc.†	16	7,870
Snap-on, Inc.†	102	21,969
		671,442
Commercial & Professional Services — 1.0%
Robert Half International, Inc.†	809	90,220
Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)†	50	6,809
NIKE, Inc., Class B	313	52,168
Under Armour, Inc., Class C*	709	12,790
Whirlpool Corp.†	309	72,510
		144,277
Consumer Services — 2.9%
Booking Holdings, Inc.*	17	40,787
Domino's Pizza, Inc.	23	12,979
Hilton Worldwide Holdings, Inc.*	53	8,267
McDonald's Corp.†	338	90,608
Penn National Gaming, Inc.*	882	45,732
Yum! Brands, Inc.†	393	54,572
		252,945
Diversified Financials — 6.2%
Berkshire Hathaway, Inc., Class B†*	447	133,653
BlackRock, Inc.†	94	86,062
Moody's Corp.	188	73,429
Nasdaq, Inc.†	371	77,914
S&P Global, Inc.†	113	53,328
T Rowe Price Group, Inc.†	592	116,411
		540,797
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 1.0%
Baker Hughes Co.	49	$ 1,179
Coterra Energy, Inc.	1,166	22,154
EOG Resources, Inc.	368	32,689
Halliburton Co.	54	1,235
Marathon Petroleum Corp.	315	20,157
Schlumberger NV	427	12,789
		90,203
Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	55	31,223
Sysco Corp.†	90	7,070
Walgreens Boots Alliance, Inc.	1,021	53,255
Walmart, Inc.†	1,326	191,859
		283,407
Food, Beverage & Tobacco — 14.9%
Altria Group, Inc.†	1,993	94,448
Archer-Daniels-Midland Co.†	591	39,946
Campbell Soup Co.†	1,320	57,367
Coca-Cola Co. (The)†	2,594	153,591
Constellation Brands, Inc., Class A	30	7,529
General Mills, Inc.†	1,916	129,100
Hershey Co. (The)†	472	91,318
J M Smucker Co. (The)†	277	37,622
Kellogg Co.†	1,494	96,243
Kraft Heinz Co. (The)†	3,543	127,194
Mondelez International, Inc., Class A†	2,036	135,007
PepsiCo, Inc.†	512	88,940
Philip Morris International, Inc.†	1,679	159,505
Tyson Foods, Inc., Class A†	994	86,637
		1,304,447
Health Care Equipment & Services — 14.1%
Abbott Laboratories†	332	46,726
Anthem, Inc.	100	46,354
Cerner Corp.	325	30,183
Cigna Corp.	60	13,778
CVS Health Corp.†	881	90,884
DaVita, Inc.*	331	37,654
HCA Healthcare, Inc.	241	61,918
Hologic, Inc.†*	3,051	233,584
Laboratory Corp. of America Holdings†*	799	251,054
McKesson Corp.	399	99,179
Medtronic PLC (Ireland)	376	38,897

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.†	1,276	$ 220,761
UnitedHealth Group, Inc.†	122	61,261
		1,232,233
Household & Personal Products — 4.0%
Church & Dwight Co., Inc.	192	19,680
Colgate-Palmolive Co.†	1,578	134,666
Kimberly-Clark Corp.†	654	93,470
Procter & Gamble Co. (The)†	644	105,346
		353,162
Insurance — 4.7%
Aon PLC, Class A (Ireland)†	363	109,103
Arthur J Gallagher & Co.†	578	98,069
Brown & Brown, Inc.	858	60,300
Marsh & McLennan Cos., Inc.†	825	143,402
		410,874
Materials — 0.2%
Sherwin-Williams Co. (The)	53	18,664
Media & Entertainment — 10.2%
Activision Blizzard, Inc.†	3,756	249,887
Alphabet, Inc., Class A†*	101	292,601
Charter Communications, Inc., Class A†*	133	86,712
Electronic Arts, Inc.†	43	5,672
Interpublic Group of Cos., Inc. (The)	27	1,011
Meta Platforms, Inc., Class A†*	424	142,612
Netflix, Inc.†*	188	113,259
Take-Two Interactive Software, Inc.†*	17	3,021
		894,775
Pharmaceuticals, Biotechnology & Life Sciences — 12.9%
Bristol-Myers Squibb Co.	634	39,530
Danaher Corp.†	108	35,533
Gilead Sciences, Inc.†	86	6,245
Illumina, Inc.†*	24	9,131
Johnson & Johnson†	849	145,238
Merck & Co., Inc.†	2,123	162,707
Moderna, Inc.†*	558	141,721
Organon & Co.†	303	9,226
PerkinElmer, Inc.†	967	194,425
Pfizer, Inc.†	4,920	290,526
Regeneron Pharmaceuticals, Inc.*	52	32,839
Thermo Fisher Scientific, Inc.	89	59,384
		1,126,505
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 10.6%
Alexandria Real Estate Equities, Inc., REIT†	600	$ 133,776
Digital Realty Trust, Inc., REIT	359	63,496
Duke Realty Corp., REIT†	1,761	115,592
Extra Space Storage, Inc., REIT†	587	133,090
Mid-America Apartment Communities, Inc., REIT	359	82,369
Prologis, Inc., REIT†	852	143,443
Public Storage, REIT†	366	137,089
Realty Income Corp., REIT	645	46,176
Weyerhaeuser Co., REIT†	1,872	77,089
		932,120
Retailing — 9.6%
Amazon.com, Inc.†*	77	256,744
AutoZone, Inc.†*	22	46,121
Bath & Body Works, Inc.	223	15,563
Best Buy Co., Inc.†	49	4,978
eBay, Inc.	2,869	190,789
Genuine Parts Co.†	242	33,928
Home Depot, Inc. (The)†	189	78,437
LKQ Corp.†	578	34,697
Lowe's Cos., Inc.†	172	44,459
O'Reilly Automotive, Inc.†*	60	42,374
Ross Stores, Inc.	137	15,656
Target Corp.†	303	70,126
TJX Cos., Inc. (The)	139	10,553
		844,425
Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.	46	7,239
Intel Corp.†	3,475	178,962
KLA Corp.	6	2,581
Micron Technology, Inc.	252	23,474
Qorvo, Inc.*	277	43,320
QUALCOMM, Inc.	421	76,988
Teradyne, Inc.	32	5,233
		337,797
Software & Services — 10.2%
Accenture PLC, Class A (Ireland)	107	44,357
Adobe, Inc.*	39	22,115
Gartner, Inc.*	120	40,119
International Business Machines Corp.	273	36,489
Mastercard, Inc., Class A†	149	53,539
Microsoft Corp.†	1,115	374,997
NortonLifeLock, Inc.†	4,940	128,341

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	738	$ 64,361
Paychex, Inc.	170	23,205
PayPal Holdings, Inc.†*	178	33,567
Visa, Inc., Class A†	321	69,564
		890,654
Technology Hardware & Equipment — 10.9%
Apple, Inc.†	2,269	402,906
Cisco Systems, Inc.†	2,492	157,918
HP, Inc.†	3,378	127,249
Juniper Networks, Inc.†	858	30,639
Keysight Technologies, Inc.*	49	10,119
Motorola Solutions, Inc.	78	21,193
NetApp, Inc.	349	32,105
Seagate Technology Holdings PLC (Ireland)†	1,505	170,035
		952,164
Telecommunication Services — 2.3%
AT&T, Inc.†	3,110	76,506
Verizon Communications, Inc.†	2,421	125,795
		202,301
Transportation — 2.1%
Alaska Air Group, Inc.*	220	11,462
Expeditors International of Washington, Inc.†	402	53,984
United Parcel Service, Inc., Class B†	549	117,673
		183,119
Utilities — 4.3%
DTE Energy Co.	1,013	121,094
NRG Energy, Inc.†	3,396	146,300
PPL Corp.†	3,732	112,184
		379,578
TOTAL COMMON STOCKS (Cost $10,195,989)		12,154,844

TOTAL LONG POSITIONS - 138.7% (Cost $10,195,989)		12,154,844
SHORT POSITIONS — (39.9)%
COMMON STOCKS — (39.9)%
Automobiles & Components — (1.4)%
Aptiv PLC (Jersey)*	(412)	(67,959)
BorgWarner, Inc.	(870)	(39,211)
Tesla, Inc.*	(16)	(16,909)
		(124,079)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (2.5)%
Citigroup, Inc.	(164)	$ (9,904)
Citizens Financial Group, Inc.	(668)	(31,563)
Comerica, Inc.	(258)	(22,446)
Fifth Third Bancorp	(46)	(2,003)
Huntington Bancshares, Inc.	(271)	(4,179)
KeyCorp.	(623)	(14,410)
M&T Bank Corp.	(234)	(35,938)
People's United Financial, Inc.	(1,629)	(29,029)
Regions Financial Corp.	(825)	(17,985)
Truist Financial Corp.	(146)	(8,548)
Wells Fargo & Co.	(125)	(5,997)
Zions Bancorp NA	(537)	(33,917)
		(215,919)
Capital Goods — (3.2)%
Boeing Co. (The)*	(309)	(62,208)
Generac Holdings, Inc.*	(71)	(24,986)
General Electric Co.	(338)	(31,931)
PACCAR, Inc.	(364)	(32,127)
Quanta Services, Inc.	(271)	(31,073)
Raytheon Technologies Corp.	(288)	(24,785)
TransDigm Group, Inc.*	(40)	(25,451)
United Rentals, Inc.*	(130)	(43,198)
Xylem, Inc.	(3)	(360)
		(276,119)
Commercial & Professional Services — (0.5)%
Cintas Corp.	(11)	(4,875)
IHS Markit Ltd. (Bermuda)	(51)	(6,779)
Rollins, Inc.	(1,011)	(34,586)
		(46,240)
Consumer Durables & Apparel — (0.1)%
DR Horton, Inc.	(1)	(108)
PulteGroup, Inc.	(191)	(10,918)
		(11,026)
Consumer Services — (1.1)%
Chipotle Mexican Grill, Inc.*	(20)	(34,965)
Darden Restaurants, Inc.	(193)	(29,073)
MGM Resorts International	(269)	(12,073)
Wynn Resorts Ltd.*	(188)	(15,988)
		(92,099)
Diversified Financials — (1.3)%
Discover Financial Services	(287)	(33,166)
MarketAxess Holdings, Inc.	(41)	(16,862)
MSCI, Inc.	(28)	(17,155)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(208)	$ (19,344)
Synchrony Financial	(615)	(28,530)
		(115,057)
Food, Beverage & Tobacco — (0.5)%
Brown-Forman Corp., Class B	(314)	(22,878)
Hormel Foods Corp.	(303)	(14,789)
McCormick & Co., Inc., non-voting shares	(78)	(7,536)
		(45,203)
Health Care Equipment & Services — (3.3)%
ABIOMED, Inc.*	(143)	(51,361)
Align Technology, Inc.*	(64)	(42,059)
Boston Scientific Corp.*	(179)	(7,604)
Cardinal Health, Inc.	(36)	(1,854)
Cooper Cos., Inc. (The)	(69)	(28,907)
Dexcom, Inc.*	(44)	(23,626)
Edwards Lifesciences Corp.*	(126)	(16,323)
Humana, Inc.	(50)	(23,193)
IDEXX Laboratories, Inc.*	(69)	(45,434)
Intuitive Surgical, Inc.*	(70)	(25,151)
STERIS PLC (Ireland)	(76)	(18,499)
West Pharmaceutical Services, Inc.	(15)	(7,035)
		(291,046)
Household & Personal Products — (0.2)%
Clorox Co. (The)	(28)	(4,882)
Estee Lauder Cos., Inc. (The), Class A	(33)	(12,217)
		(17,099)
Insurance — (0.7)%
Globe Life, Inc.	(187)	(17,525)
Lincoln National Corp.	(607)	(41,434)
Travelers Cos., Inc. (The)	(30)	(4,693)
		(63,652)
Materials — (2.8)%
Air Products and Chemicals, Inc.	(62)	(18,864)
Albemarle Corp.	(203)	(47,455)
Ball Corp.	(507)	(48,809)
Ecolab, Inc.	(100)	(23,459)
International Flavors & Fragrances, Inc.	(146)	(21,995)
Martin Marietta Materials, Inc.	(79)	(34,801)
PPG Industries, Inc.	(26)	(4,483)
Vulcan Materials Co.	(227)	(47,121)
		(246,987)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (0.5)%
Match Group, Inc.*	(322)	$ (42,585)
Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Amgen, Inc.	(111)	(24,972)
Bio-Rad Laboratories, Inc., Class A*	(23)	(17,378)
Bio-Techne Corp.	(70)	(36,214)
Catalent, Inc.*	(365)	(46,731)
Charles River Laboratories International, Inc.*	(46)	(17,332)
IQVIA Holdings, Inc.*	(39)	(11,003)
Mettler-Toledo International, Inc.*	(2)	(3,394)
Viatris, Inc.	(840)	(11,365)
		(168,389)
Real Estate — (1.2)%
Boston Properties, Inc., REIT	(46)	(5,298)
Equinix, Inc., REIT	(56)	(47,367)
Host Hotels & Resorts, Inc., REIT*	(605)	(10,521)
Ventas, Inc., REIT	(631)	(32,257)
Vornado Realty Trust, REIT	(116)	(4,856)
		(100,299)
Retailing — (1.7)%
CarMax, Inc.*	(488)	(63,552)
Dollar Tree, Inc.*	(216)	(30,352)
Etsy, Inc.*	(221)	(48,386)
Ulta Beauty, Inc.*	(5)	(2,062)
		(144,352)
Semiconductors & Semiconductor Equipment — (2.5)%
Advanced Micro Devices, Inc.*	(116)	(16,692)
Analog Devices, Inc.	(237)	(41,658)
Broadcom, Inc.	(3)	(1,996)
Enphase Energy, Inc.*	(203)	(37,137)
Microchip Technology, Inc.	(308)	(26,815)
Monolithic Power Systems, Inc.	(61)	(30,093)
NVIDIA Corp.	(85)	(24,999)
NXP Semiconductors NV (Netherlands)	(2)	(456)
Skyworks Solutions, Inc.	(132)	(20,478)
Xilinx, Inc.	(104)	(22,051)
		(222,375)
Software & Services — (2.8)%
Akamai Technologies, Inc.*	(79)	(9,246)
Ceridian HCM Holding, Inc.*	(446)	(46,589)
Citrix Systems, Inc.	(305)	(28,850)
Fidelity National Information Services, Inc.	(255)	(27,833)
Fortinet, Inc.*	(37)	(13,298)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	(10)	$ (6,432)
Jack Henry & Associates, Inc.	(124)	(20,707)
Paycom Software, Inc.*	(80)	(33,215)
PTC, Inc.*	(276)	(33,438)
Tyler Technologies, Inc.*	(32)	(17,214)
VeriSign, Inc.*	(29)	(7,361)
		(244,183)
Technology Hardware & Equipment — (0.9)%
IPG Photonics Corp.*	(8)	(1,377)
Teledyne Technologies, Inc.*	(90)	(39,320)
Trimble, Inc.*	(320)	(27,901)
Zebra Technologies Corp., Class A*	(14)	(8,333)
		(76,931)
Transportation — (0.5)%
CH Robinson Worldwide, Inc.	(325)	(34,980)
JB Hunt Transport Services, Inc.	(58)	(11,855)
		(46,835)
Utilities — (10.3)%
AES Corp. (The)	(2,180)	(52,974)
Alliant Energy Corp.	(531)	(32,641)
Ameren Corp.	(395)	(35,159)
American Electric Power Co., Inc.	(347)	(30,873)
American Water Works Co., Inc.	(224)	(42,305)
Atmos Energy Corp.	(425)	(44,527)
CenterPoint Energy, Inc.	(1,686)	(47,056)
CMS Energy Corp.	(156)	(10,148)
Consolidated Edison, Inc.	(283)	(24,146)
Duke Energy Corp.	(214)	(22,449)
Edison International	(582)	(39,721)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(353)	$ (39,765)
Evergy, Inc.	(243)	(16,672)
Eversource Energy	(691)	(62,867)
FirstEnergy Corp.	(518)	(21,544)
NextEra Energy, Inc.	(721)	(67,313)
NiSource, Inc.	(1,784)	(49,256)
Pinnacle West Capital Corp.	(670)	(47,295)
Public Service Enterprise Group, Inc.	(747)	(49,847)
Sempra Energy	(351)	(46,430)
Southern Co. (The)	(301)	(20,643)
WEC Energy Group, Inc.	(516)	(50,088)
Xcel Energy, Inc.	(732)	(49,556)
		(903,275)
TOTAL COMMON STOCKS (Proceeds $3,459,278)		(3,493,750)

TOTAL SHORT POSITIONS - (39.9)% (Proceeds $3,459,278)		(3,493,750)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		101,543
NET ASSETS - 100.0%		$8,762,637

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2021.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.